UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

---------------------------------------------------------

(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116

-------------------------------------------------------------

(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116

------------------------------------------------------------------------------------------

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497

------------------

Date of fiscal year end: 8/31

Date of reporting period: 2/28/21

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared 10 semiannual reports to shareholders including forty-one funds for the period ended February 28, 2021. The first report applies to 12 Multi-Index Lifetime Portfolios, the second report applies to 10 Multi-Index Preservation Portfolios, the third report applies to 12 Multimanager Lifetime Portfolios, the fourth report applies to Alternative Asset Allocation Fund, the fifth report applies to Global Equity Fund, the sixth report applies to Blue Chip Growth Fund, the seventh report applies to Fundamental Global Franchise Fund, the eighth report applies to Small Cap Value Fund, the ninth report applies to Real Estate Securities Fund, and the tenth report applies to Small Cap Growth Fund, of the Registrant.

Semiannual report
John Hancock
Multi-Index Lifetime Portfolios
Target-date
February 28, 2021

A message to shareholders
Dear shareholder,
Financial assets produced robust, broad-based returns, with stocks worldwide finishing the six months ended February 28, 2021, largely in positive territory. Favorable news regarding the efficacy of multiple COVID-19 vaccines and resolution around the U.S. presidential election pushed stocks higher during the period. The results in the bond market have been much more mixed. While the U.S. and foreign high-yield markets have produced positive returns, investment-grade and government bonds have predominantly remained in the red.
Although the U.S. has benefited from a decrease in COVID-19 infections, an influx of new jobs, and a decline in the unemployment rate, other global economies have not fared as well. Some economies may have reopened too early and many industries worldwide will take time to recover from the losses suffered.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multi-Index Lifetime Portfolios

2	Multi-Index Lifetime Portfolios’ strategy at a glance
3	Portfolio summary
4	Multi-Index 2065 Lifetime Portfolio
5	Multi-Index 2060 Lifetime Portfolio
6	Multi-Index 2055 Lifetime Portfolio
7	Multi-Index 2050 Lifetime Portfolio
8	Multi-Index 2045 Lifetime Portfolio
9	Multi-Index 2040 Lifetime Portfolio
10	Multi-Index 2035 Lifetime Portfolio
11	Multi-Index 2030 Lifetime Portfolio
12	Multi-Index 2025 Lifetime Portfolio
13	Multi-Index 2020 Lifetime Portfolio
14	Multi-Index 2015 Lifetime Portfolio
15	Multi-Index 2010 Lifetime Portfolio
16	Your expenses
19	Portfolios' investments
26	Financial statements
36	Financial highlights
48	Notes to financial statements
64	More information
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	1

Multi-Index Lifetime Portfolios’ strategy at a glance
A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

Multi-Index Lifetime Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.
■Portfolios with dates further off initially invest more aggressively in stock funds.
■As a portfolio approaches its target date,1 the allocation will gradually migrate to more conservative fixed-income funds.
■Once the target date is reached, the allocation will continue to become increasingly conservative until it reaches the end of its glide path, investing primarily in fixed-income funds.
JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Multi-Index Lifetime Portfolio adjusts over time.
The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.
1 Based on an estimated retirement date.
2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.
2	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Portfolio summary
MULTI-INDEX 2060-2010 LIFETIME PORTFOLIOS' CLASS 1 SHARE RETURNS (%)

For the six months ended 2/28/2021
Total returns for the portfolios assume all distributions are reinvested.
Past performance does not guarantee future results.
MARKET INDEX TOTAL RETURNS
For the six months ended 2/28/2021
U.S. Stocks	S&P 500 Index	9.74%
	Russell Midcap Index	23.80%
	Russell 2000 Index	41.69%
	FTSE NAREIT All Equity REIT Index	8.05%
International Stocks	MSCI EAFE Index	14.33%
	MSCI Emerging Markets Index	22.32%
	MSCI EAFE Small Cap Index	19.04%
Fixed Income	Bloomberg Barclays U.S. Aggregate Bond Index	-1.55%
	ICE Bank of America U.S. High Yield Index	6.08%
	JPMorgan Global Government Bonds Unhedged Index	-1.67%
Market index total returns are included here as broad measures of market performance.
Notes about risk
The portfolios are subject to various risks as described in its prospectuses. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect individual portfolio performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the portfolio’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	3

Multi-Index 2065 Lifetime Portfolio
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	56.2
Equity	56.2
Large Blend	56.2
Unaffiliated investment companies	36.3
Equity	33.3
Fixed Income	3.0
U.S. Government	1.1
Short-term investments	6.4
4	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2060 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2060 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2060+ Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2060 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S& P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	59.6
Equity	59.6
Large Blend	59.6
Unaffiliated investment companies	38.8
Equity	35.7
Fixed Income	3.1
U.S. Government	1.4
Short-term investments	0.2
PERFORMANCE CHART

Total returns for the period ended 2-28-21 (%)
	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Inception	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16
Average annual total returns
1 year	29.35	29.72	29.66	28.08	30.92
Since inception	12.40	12.57	12.51	12.29	14.29
Cumulative returns
6-months	13.97	14.11	14.06	14.28	14.70
Since inception	77.72	79.05	78.62	76.90	92.91
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class R4	Class R6	Class 1
Gross (%)	1.40	1.05	1.09
Net (%)	0.57	0.32	0.36
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 shares were first offered 4-7-17. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	5

Multi-Index 2055 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2055 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2055 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2055 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S& P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	59.7
Equity	59.7
Large Blend	59.7
Unaffiliated investment companies	38.7
Equity	35.7
Fixed Income	3.0
U.S. Government	1.4
Short-term investments	0.2
PERFORMANCE CHART

Total returns for the period ended 2-28-21 (%)
	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Average annual total returns
1 year	29.37	29.76	29.68	27.92	30.92
5 year	13.78	13.95	13.91	13.39	15.54
Since inception	9.54	9.74	9.68	9.29	10.94
Cumulative returns
6-months	13.93	14.07	14.11	14.29	14.70
5 year	90.70	92.15	91.76	87.43	105.88
Since inception	88.11	90.41	89.78	85.12	105.35
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class R4	Class R6	Class 1
Gross (%)	1.12	0.77	0.81
Net (%)	0.57	0.32	0.36
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 shares were first offered on 3-26-14 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio's prospectuses.
6	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2050 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2050 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2050 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2050 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S& P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	59.5
Equity	59.5
Large Blend	59.5
Unaffiliated investment companies	38.7
Equity	35.7
Fixed Income	3.0
U.S. Government	1.4
Short-term investments	0.4
PERFORMANCE CHART

Total returns for the period ended 2-28-21 (%)
	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	29.49	29.79	29.72	27.68	30.92
5 year	13.78	13.96	13.91	13.23	15.54
Since inception	9.72	9.92	9.87	9.32	10.96
Cumulative returns
6-months	13.98	14.04	14.08	14.14	14.70
5 year	90.65	92.18	91.80	86.10	105.88
Since inception	97.04	99.71	99.01	91.84	113.97
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class R4	Class R6	Class 1
Gross (%)	1.08	0.73	0.77
Net (%)	0.57	0.32	0.36
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	7

Multi-Index 2045 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2045 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2045 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2045 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S& P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	59.5
Equity	59.5
Large Blend	59.5
Unaffiliated investment companies	38.7
Equity	35.7
Fixed Income	3.0
U.S. Government	1.4
Short-term investments	0.4
PERFORMANCE CHART

Total returns for the period ended 2-28-21 (%)
	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	29.45	29.79	29.64	26.95	30.92
5 year	13.78	13.98	13.91	12.92	15.54
Since inception	9.70	9.90	9.83	9.13	10.96
Cumulative returns
6-months	13.95	14.07	14.04	13.68	14.70
5 year	90.69	92.39	91.79	83.59	105.88
Since inception	96.75	99.39	98.56	89.48	113.97
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class R4	Class R6	Class 1
Gross (%)	1.05	0.70	0.74
Net (%)	0.57	0.32	0.36
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio's prospectuses.
8	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2040 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2040 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2040 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2040 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S& P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	55.3
Equity	55.3
Large Blend	55.3
Unaffiliated investment companies	41.4
Equity	35.2
Fixed Income	6.2
U.S. Government	2.9
Short-term investments	0.4
PERFORMANCE CHART

Total returns for the period ended 2-28-21 (%)
	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	28.16	28.46	28.41	25.71	29.00
5 year	13.65	13.81	13.78	12.52	15.30
Since inception	9.65	9.82	9.77	8.90	10.80
Cumulative returns
6-months	13.15	13.21	13.16	12.94	13.56
5 year	89.59	90.97	90.68	80.33	103.75
Since inception	96.12	98.43	97.72	86.54	111.75
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class R4	Class R6	Class 1
Gross (%)	1.05	0.70	0.74
Net (%)	0.57	0.32	0.36
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	9

Multi-Index 2035 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2035 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2035 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2035 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S& P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	50.0
Equity	50.0
Large Blend	50.0
Unaffiliated investment companies	45.7
Equity	32.2
Fixed Income	13.5
U.S. Government	4.0
Short-term investments	0.3
PERFORMANCE CHART

Total returns for the period ended 2-28-21 (%)
	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	25.44	25.71	25.65	23.52	25.90
5 year	12.98	13.18	13.10	11.86	14.45
Since inception	9.19	9.40	9.33	8.50	10.35
Cumulative returns
6-months	11.64	11.79	11.74	11.62	11.82
5 year	84.06	85.73	85.08	75.17	96.34
Since inception	90.23	92.83	92.05	81.61	105.48
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class R4	Class R6	Class 1
Gross (%)	1.04	0.69	0.73
Net (%)	0.57	0.32	0.36
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio's prospectuses.
10	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2030 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2030 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2030 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2030 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S& P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	43.9
Equity	43.9
Large Blend	43.9
Unaffiliated investment companies	49.7
Equity	29.3
Fixed Income	20.4
U.S. Government	5.1
Short-term investments	1.3
PERFORMANCE CHART

Total returns for the period ended 2-28-21 (%)
	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	22.02	22.40	22.35	20.39	22.51
5 year	12.03	12.21	12.16	10.94	13.40
Since inception	8.61	8.81	8.75	7.92	9.79
Cumulative returns
6-months	9.92	10.07	10.02	9.77	9.95
5 year	76.49	77.89	77.46	68.05	87.56
Since inception	82.89	85.35	84.61	74.64	98.02
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class R4	Class R6	Class 1
Gross (%)	1.04	0.69	0.73
Net (%)	0.58	0.33	0.37
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	11

Multi-Index 2025 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2025 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2025 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2025 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S& P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	37.9
Equity	37.9
Large Blend	37.9
Unaffiliated investment companies	55.5
Fixed Income	29.8
Equity	25.7
U.S. Government	6.4
Short-term investments	0.2
PERFORMANCE CHART

Total returns for the period ended 2-28-21 (%)
	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	18.77	19.04	19.00	17.57	19.19
5 year	10.89	11.06	10.99	10.02	12.14
Since inception	7.90	8.09	8.02	7.35	9.08
Cumulative returns
6-months	8.35	8.49	8.45	8.14	8.42
5 year	67.70	68.94	68.41	61.23	77.32
Since inception	74.31	76.57	75.83	67.93	88.86
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class R4	Class R6	Class 1
Gross (%)	1.06	0.71	0.75
Net (%)	0.60	0.35	0.39
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio's prospectuses.
12	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2020 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2020 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2020 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2020 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S& P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	24.9
Equity	24.9
Large Blend	24.9
Unaffiliated investment companies	67.9
Fixed Income	42.0
Equity	25.9
U.S. Government	6.9
Short-term investments	0.3
PERFORMANCE CHART

Total returns for the period ended 2-28-21 (%)
	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	14.73	15.07	14.93	14.57	15.57
5 year	9.53	9.72	9.68	8.99	10.63
Since inception	6.98	7.19	7.13	6.72	8.10
Cumulative returns
6-months	6.63	6.76	6.72	6.36	6.91
5 year	57.61	59.01	58.69	53.78	65.69
Since inception	63.81	66.19	65.51	60.85	76.73
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class R4	Class R6	Class 1
Gross (%)	1.09	0.74	0.78
Net (%)	0.61	0.36	0.40
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	13

Multi-Index 2015 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2015 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2015 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2015 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S& P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	20.9
Equity	20.9
Large Blend	20.9
Unaffiliated investment companies	71.8
Fixed Income	48.5
Equity	23.3
U.S. Government	7.0
Short-term investments	0.3
PERFORMANCE CHART

Total returns for the period ended 2-28-21 (%)
	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	12.34	12.70	12.76	13.64	13.53
5 year	8.54	8.73	8.67	8.31	9.30
Since inception	6.31	6.50	6.45	6.28	7.14
Cumulative returns
6-months	5.50	5.64	5.59	5.72	6.08
5 year	50.65	51.94	51.58	49.03	56.01
Since inception	56.41	58.48	57.93	56.13	65.63
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class R4	Class R6	Class 1
Gross (%)	1.33	0.98	1.02
Net (%)	0.62	0.37	0.41
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio's prospectuses.
14	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2010 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2010 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2010 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2010 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S& P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of total investments)
Affiliated investment companies	15.5
Equity	15.5
Large Blend	15.5
Unaffiliated investment companies	76.3
Fixed Income	54.3
Equity	22.0
U.S. Government	7.7
Short-term investments	0.5
PERFORMANCE CHART

Total returns for the period ended 2-28-21 (%)
	Class R4[1,2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	10.91	11.23	11.19	12.23	11.82
5 year	7.86	8.04	7.99	7.51	8.43
Since inception	5.88	6.08	6.02	5.74	6.43
Cumulative returns
6-months	4.67	4.88	4.84	4.79	5.32
5 year	46.00	47.20	46.88	43.60	49.90
Since inception	51.85	53.95	53.30	50.38	57.76
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class R4	Class R6	Class 1
Gross (%)	1.48	1.13	1.17
Net (%)	0.62	0.37	0.41
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 shares were first offered on 11-7-13 and ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	15

Your expenses
As a shareholder of a John Hancock Funds II Multi-Index Lifetime Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2020 through February 28, 2021).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2020	Ending value on 2-28-2021	Expenses paid during period ended 2-28-2021[1]	Annualized expense ratio[2]
Multi-Index 2065 Lifetime Portfolio
Class R4	Actual expenses/actual returns[3]	$1,000.00	$1,208.50	$0.91	0.19%
	Hypothetical example	1,000.00	1,021.00	0.84	0.19%
Class R6	Actual expenses/actual returns[3]	1,000.00	1,209.00	0.19	0.04%
	Hypothetical example	1,000.00	1,021.60	0.18	0.04%
Class 1	Actual expenses/actual returns[3]	1,000.00	1,209.80	0.38	0.08%
	Hypothetical example	1,000.00	1,021.40	0.35	0.08%
Multi-Index 2060 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,139.70	$1.37	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R6	Actual expenses/actual returns	1,000.00	1,141.10	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,140.60	0.26	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multi-Index 2055 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,139.30	$1.38	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R6	Actual expenses/actual returns	1,000.00	1,140.70	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,141.10	0.27	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
16	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2020	Ending value on 2-28-2021	Expenses paid during period ended 2-28-2021[1]	Annualized expense ratio[2]
Multi-Index 2050 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,139.80	$1.38	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R6	Actual expenses/actual returns	1,000.00	1,140.40	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,140.80	0.27	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multi-Index 2045 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,139.50	$1.38	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R6	Actual expenses/actual returns	1,000.00	1,140.70	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,140.40	0.27	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multi-Index 2040 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,131.50	$1.43	0.27%
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%
Class R6	Actual expenses/actual returns	1,000.00	1,132.10	0.05	0.01%
	Hypothetical example	1,000.00	1,024.70	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,131.60	0.32	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Multi-Index 2035 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,116.40	$1.52	0.29%
	Hypothetical example	1,000.00	1,023.40	1.45	0.29%
Class R6	Actual expenses/actual returns	1,000.00	1,117.90	0.16	0.03%
	Hypothetical example	1,000.00	1,024.60	0.15	0.03%
Class 1	Actual expenses/actual returns	1,000.00	1,117.40	0.42	0.08%
	Hypothetical example	1,000.00	1,024.40	0.40	0.08%
Multi-Index 2030 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,099.20	$1.61	0.31%
	Hypothetical example	1,000.00	1,023.30	1.56	0.31%
Class R6	Actual expenses/actual returns	1,000.00	1,100.70	0.31	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class 1	Actual expenses/actual returns	1,000.00	1,100.20	0.52	0.10%
	Hypothetical example	1,000.00	1,024.30	0.50	0.10%
Multi-Index 2025 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,083.50	$1.81	0.35%
	Hypothetical example	1,000.00	1,023.10	1.76	0.35%
Class R6	Actual expenses/actual returns	1,000.00	1,084.90	0.47	0.09%
	Hypothetical example	1,000.00	1,024.30	0.45	0.09%
Class 1	Actual expenses/actual returns	1,000.00	1,084.50	0.72	0.14%
	Hypothetical example	1,000.00	1,024.10	0.70	0.14%
Multi-Index 2020 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,066.30	$2.05	0.40%
	Hypothetical example	1,000.00	1,022.80	2.01	0.40%
Class R6	Actual expenses/actual returns	1,000.00	1,067.60	0.77	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
Class 1	Actual expenses/actual returns	1,000.00	1,067.20	0.97	0.19%
	Hypothetical example	1,000.00	1,023.90	0.95	0.19%
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	17

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2020	Ending value on 2-28-2021	Expenses paid during period ended 2-28-2021[1]	Annualized expense ratio[2]
Multi-Index 2015 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,055.00	$2.09	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class R6	Actual expenses/actual returns	1,000.00	1,056.40	0.82	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class 1	Actual expenses/actual returns	1,000.00	1,055.90	1.07	0.21%
	Hypothetical example	1,000.00	1,023.80	1.05	0.21%
Multi-Index 2010 Lifetime Portfolio
Class R4	Actual expenses/actual returns	$1,000.00	$1,046.70	$1.98	0.39%
	Hypothetical example	1,000.00	1,022.90	1.96	0.39%
Class R6	Actual expenses/actual returns	1,000.00	1,048.80	0.86	0.17%
	Hypothetical example	1,000.00	1,024.00	0.85	0.17%
Class 1	Actual expenses/actual returns	1,000.00	1,048.40	1.12	0.22%
	Hypothetical example	1,000.00	1,023.70	1.10	0.22%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
[3]	The inception date for fund is 9-23-20. Actual Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 158/365 (to reflect the period).
18	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Portfolios' investments
MULTI-INDEX 2065 LIFETIME PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.7%
Equity - 59.7%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	43,964	$583,843

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $571,733)		$583,843
UNAFFILIATED INVESTMENT COMPANIES - 38.6%
Exchange-traded funds - 38.6%
Financial Select Sector SPDR Fund	391	12,633
iShares MSCI Global Min Vol Factor ETF	120	11,294
Vanguard Dividend Appreciation ETF	56	7,796
Vanguard Emerging Markets Government Bond ETF	82	6,432
Vanguard FTSE All World ex-US Small-Cap ETF	183	23,040
Vanguard FTSE Developed Markets ETF	210	10,082
Vanguard FTSE Emerging Markets ETF	985	51,703
Vanguard Health Care ETF	61	13,702
Vanguard Information Technology ETF	36	12,834
Vanguard Intermediate-Term Corporate Bond ETF	107	10,120
Vanguard Mid-Cap ETF	349	75,656
Vanguard S&P 500 ETF	301	105,226
Vanguard Small-Cap ETF	106	22,349
Vanguard Total Bond Market ETF	97	8,336
Xtrackers USD High Yield Corporate Bond ETF	131	6,507

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $365,689)		$377,710
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.1%
U.S. Government - 1.1%
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	$5,000	2,735
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	5,000	2,646
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	5,000	2,836
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	5,000	2,820

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $11,928)		$11,037
SHORT-TERM INVESTMENTS - 6.8%
Short-term funds - 6.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (C)	66,446	66,446

TOTAL SHORT-TERM INVESTMENTS (Cost $66,446)		$66,446
Total investments (Cost $1,015,796) - 106.2%		$1,039,036
Other assets and liabilities, net - (6.2%)		(61,045)
TOTAL NET ASSETS - 100.0%		$977,991
MULTI-INDEX 2060 LIFETIME PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.6%
Equity - 59.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,960,944	$39,321,341

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $35,109,383)		$39,321,341
UNAFFILIATED INVESTMENT COMPANIES - 38.8%
Exchange-traded funds - 38.8%
Financial Select Sector SPDR Fund	27,722	895,698
iShares MSCI Global Min Vol Factor ETF	8,232	774,796
Vanguard Dividend Appreciation ETF	3,869	538,603
Vanguard Emerging Markets Government Bond ETF	5,394	423,105
Vanguard FTSE All World ex-US Small-Cap ETF	12,496	1,573,246
Vanguard FTSE Developed Markets ETF	14,316	687,311
Vanguard FTSE Emerging Markets ETF	66,791	3,505,860
Vanguard Health Care ETF	4,167	935,992
Vanguard Information Technology ETF	2,479	883,764
Vanguard Intermediate-Term Corporate Bond ETF	6,965	658,750
Vanguard Mid-Cap ETF	23,680	5,133,350
Vanguard S&P 500 ETF	20,416	7,137,229
Vanguard Small-Cap ETF	7,238	1,526,060
Vanguard Total Bond Market ETF	6,342	545,031
Xtrackers USD High Yield Corporate Bond ETF	8,530	423,685

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $21,579,656)		$25,642,480
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
U.S. Government - 1.4%
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	$423,300	231,508
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	440,000	232,888
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	407,200	230,958
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	409,300	230,862

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $983,268)		$926,216
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (C)	147,361	147,361

TOTAL SHORT-TERM INVESTMENTS (Cost $147,361)		$147,361
Total investments (Cost $57,819,668) - 100.0%		$66,037,398
Other assets and liabilities, net - (0.0%)		(21,266)
TOTAL NET ASSETS - 100.0%		$66,016,132
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	19

MULTI-INDEX 2055 LIFETIME PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.6%
Equity - 59.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,995,869	$92,905,139

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $83,160,717)		$92,905,139
UNAFFILIATED INVESTMENT COMPANIES - 38.6%
Exchange-traded funds - 38.6%
Financial Select Sector SPDR Fund	64,648	2,088,777
iShares MSCI Global Min Vol Factor ETF	19,410	1,826,869
Vanguard Dividend Appreciation ETF	9,168	1,276,277
Vanguard Emerging Markets Government Bond ETF	12,249	960,812
Vanguard FTSE All World ex-US Small-Cap ETF	29,611	3,728,025
Vanguard FTSE Developed Markets ETF	33,847	1,624,994
Vanguard FTSE Emerging Markets ETF	156,943	8,237,938
Vanguard Health Care ETF	9,799	2,201,051
Vanguard Information Technology ETF	5,733	2,043,815
Vanguard Intermediate-Term Corporate Bond ETF	15,899	1,503,727
Vanguard Mid-Cap ETF	55,748	12,085,051
Vanguard S&P 500 ETF	48,270	16,874,710
Vanguard Small-Cap ETF	17,106	3,606,629
Vanguard Total Bond Market ETF	14,463	1,242,950
Xtrackers USD High Yield Corporate Bond ETF	19,534	970,254

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $49,109,661)		$60,271,879
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
U.S. Government - 1.4%
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	$1,003,100	548,607
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	1,042,000	551,520
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	964,000	546,766
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	969,800	547,006

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,324,351)		$2,193,899
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (C)	250,871	250,871

TOTAL SHORT-TERM INVESTMENTS (Cost $250,871)		$250,871
Total investments (Cost $134,845,600) - 99.8%		$155,621,788
Other assets and liabilities, net - 0.2%		350,901
TOTAL NET ASSETS - 100.0%		$155,972,689
MULTI-INDEX 2050 LIFETIME PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.5%
Equity - 59.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,262,018	$122,999,604

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $110,570,805)		$122,999,604
UNAFFILIATED INVESTMENT COMPANIES - 38.7%
Exchange-traded funds - 38.7%
Financial Select Sector SPDR Fund	84,795	2,739,726
iShares MSCI Global Min Vol Factor ETF	25,739	2,422,555
Vanguard Dividend Appreciation ETF	12,086	1,682,492
Vanguard Emerging Markets Government Bond ETF	16,235	1,273,473
Vanguard FTSE All World ex-US Small-Cap ETF	39,010	4,911,359
Vanguard FTSE Developed Markets ETF	44,759	2,148,880
Vanguard FTSE Emerging Markets ETF	208,704	10,954,873
Vanguard Health Care ETF	13,030	2,926,799
Vanguard Information Technology ETF	7,744	2,760,736
Vanguard Intermediate-Term Corporate Bond ETF	20,934	1,979,938
Vanguard Mid-Cap ETF	73,954	16,031,748
Vanguard S&P 500 ETF	63,972	22,363,971
Vanguard Small-Cap ETF	22,604	4,765,827
Vanguard Total Bond Market ETF	19,118	1,643,001
Xtrackers USD High Yield Corporate Bond ETF	25,666	1,274,830

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $64,879,195)		$79,880,208
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
U.S. Government - 1.4%
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	$1,332,500	728,759
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	1,384,000	732,538
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	1,280,200	726,110
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	1,287,500	726,202

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,077,935)		$2,913,609
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (C)	719,886	719,886

TOTAL SHORT-TERM INVESTMENTS (Cost $719,886)		$719,886
Total investments (Cost $179,247,821) - 100.0%		$206,513,307
Other assets and liabilities, net - 0.0%		7,503
TOTAL NET ASSETS - 100.0%		$206,520,810
20	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2045 LIFETIME PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.5%
Equity - 59.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,252,024	$162,706,885

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $146,283,249)		$162,706,885
UNAFFILIATED INVESTMENT COMPANIES - 38.8%
Exchange-traded funds - 38.8%
Financial Select Sector SPDR Fund	114,819	3,709,802
iShares MSCI Global Min Vol Factor ETF	34,155	3,214,669
Vanguard Dividend Appreciation ETF	16,013	2,229,170
Vanguard Emerging Markets Government Bond ETF	21,590	1,693,520
Vanguard FTSE All World ex-US Small-Cap ETF	51,765	6,517,214
Vanguard FTSE Developed Markets ETF	59,395	2,851,554
Vanguard FTSE Emerging Markets ETF	276,949	14,537,053
Vanguard Health Care ETF	17,291	3,883,904
Vanguard Information Technology ETF	10,258	3,656,977
Vanguard Intermediate-Term Corporate Bond ETF	27,849	2,633,958
Vanguard Mid-Cap ETF	97,962	21,236,202
Vanguard S&P 500 ETF	84,458	29,525,673
Vanguard Small-Cap ETF	29,943	6,313,182
Vanguard Total Bond Market ETF	25,399	2,182,790
Xtrackers USD High Yield Corporate Bond ETF	34,129	1,695,187

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $85,864,753)		$105,880,855
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
U.S. Government - 1.4%
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	$1,755,300	959,993
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	1,824,000	965,425
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	1,687,900	957,351
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	1,696,800	957,064

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,053,960)		$3,839,833
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (C)	1,069,084	1,069,084

TOTAL SHORT-TERM INVESTMENTS (Cost $1,069,084)		$1,069,084
Total investments (Cost $237,271,046) - 100.1%		$273,496,657
Other assets and liabilities, net - (0.1%)		(142,502)
TOTAL NET ASSETS - 100.0%		$273,354,155
MULTI-INDEX 2040 LIFETIME PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 55.3%
Equity - 55.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,893,138	$157,940,874

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $140,671,281)		$157,940,874
UNAFFILIATED INVESTMENT COMPANIES - 41.4%
Exchange-traded funds - 41.4%
Financial Select Sector SPDR Fund	114,351	3,694,681
iShares Global Infrastructure ETF	4,265	183,352
iShares MSCI Global Min Vol Factor ETF	51,632	4,859,604
Vanguard Dividend Appreciation ETF	25,010	3,481,642
Vanguard Emerging Markets Government Bond ETF	55,214	4,330,986
Vanguard Energy ETF	14,296	952,828
Vanguard FTSE All World ex-US Small-Cap ETF	51,800	6,521,620
Vanguard FTSE Developed Markets ETF	68,545	3,290,845
Vanguard FTSE Emerging Markets ETF	245,615	12,892,331
Vanguard Global ex-U.S. Real Estate ETF	3,404	186,029
Vanguard Health Care ETF	17,710	3,978,020
Vanguard Information Technology ETF	10,476	3,734,694
Vanguard Intermediate-Term Corporate Bond ETF (D)	63,202	5,977,645
Vanguard Materials ETF	2,315	370,701
Vanguard Mid-Cap ETF	94,697	20,528,416
Vanguard Real Estate ETF	6,524	573,264
Vanguard S&P 500 ETF	81,326	28,430,758
Vanguard Small-Cap ETF	31,116	6,560,497
Vanguard Total Bond Market ETF	38,179	3,281,103
Xtrackers USD High Yield Corporate Bond ETF	88,973	4,419,289

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $97,135,722)		$118,248,305
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.9%
U.S. Government - 2.9%
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	$3,840,700	2,100,522
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	3,990,000	2,111,868
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	3,690,900	2,093,422
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	3,711,500	2,093,436

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $8,983,939)		$8,399,248
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
John Hancock Collateral Trust, 0.1222% (C)(E)	3,739	37,408
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (C)	1,028,041	1,028,041

TOTAL SHORT-TERM INVESTMENTS (Cost $1,065,451)		$1,065,449
Total investments (Cost $247,856,393) - 100.0%		$285,653,876
Other assets and liabilities, net - 0.0%		134,960
TOTAL NET ASSETS - 100.0%		$285,788,836
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	21

MULTI-INDEX 2035 LIFETIME PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 50.1%
Equity - 50.1%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,751,550	$169,340,590

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $150,027,565)		$169,340,590
UNAFFILIATED INVESTMENT COMPANIES - 45.7%
Exchange-traded funds - 45.7%
Financial Select Sector SPDR Fund	108,795	3,515,166
iShares Global Infrastructure ETF	11,982	515,106
iShares MSCI Global Min Vol Factor ETF	70,158	6,603,271
Vanguard Dividend Appreciation ETF	32,971	4,589,893
Vanguard Emerging Markets Government Bond ETF	115,266	9,041,465
Vanguard Energy ETF	39,577	2,637,807
Vanguard FTSE All World ex-US Small-Cap ETF	57,357	7,221,246
Vanguard FTSE Developed Markets ETF	94,090	4,517,261
Vanguard FTSE Emerging Markets ETF	214,847	11,277,319
Vanguard Global ex-U.S. Real Estate ETF	9,600	524,640
Vanguard Health Care ETF	19,137	4,298,553
Vanguard Information Technology ETF	9,736	3,470,884
Vanguard Intermediate-Term Corporate Bond ETF	152,862	14,457,688
Vanguard Materials ETF	6,502	1,041,165
Vanguard Mid-Cap ETF	93,407	20,248,769
Vanguard Real Estate ETF	18,002	1,581,836
Vanguard S&P 500 ETF	87,234	30,496,134
Vanguard Small-Cap ETF	31,686	6,680,676
Vanguard Total Bond Market ETF	137,540	11,820,188
Xtrackers USD High Yield Corporate Bond ETF	201,847	10,025,740

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $131,808,922)		$154,564,807
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.0%
U.S. Government - 4.0%
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	$6,222,200	3,402,991
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	6,453,000	3,415,512
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	5,979,500	3,391,481
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	6,012,800	3,391,463

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $14,580,711)		$13,601,447
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (C)	1,143,947	1,143,947

TOTAL SHORT-TERM INVESTMENTS (Cost $1,143,947)		$1,143,947
Total investments (Cost $297,561,145) - 100.1%		$338,650,791
Other assets and liabilities, net - (0.1%)		(423,355)
TOTAL NET ASSETS - 100.0%		$338,227,436
MULTI-INDEX 2030 LIFETIME PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 44.4%
Equity - 44.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,346,227	$163,957,896

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $143,629,076)		$163,957,896
UNAFFILIATED INVESTMENT COMPANIES - 50.3%
Exchange-traded funds - 50.3%
Financial Select Sector SPDR Fund	109,005	3,521,952
iShares Global Infrastructure ETF (D)	20,692	889,549
iShares MSCI Global Min Vol Factor ETF	121,829	11,466,545
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (D)	59,865	1,898,918
Vanguard Dividend Appreciation ETF	57,948	8,066,941
Vanguard Emerging Markets Government Bond ETF	171,590	13,459,520
Vanguard Energy ETF	70,073	4,670,365
Vanguard FTSE All World ex-US Small-Cap ETF	56,785	7,149,232
Vanguard FTSE Developed Markets ETF	102,722	4,931,683
Vanguard FTSE Emerging Markets ETF	191,885	10,072,044
Vanguard Global ex-U.S. Real Estate ETF	16,703	912,819
Vanguard Health Care ETF (D)	23,633	5,308,444
Vanguard Information Technology ETF	9,848	3,510,812
Vanguard Intermediate-Term Corporate Bond ETF	260,217	24,611,324
Vanguard Materials ETF	11,370	1,820,678
Vanguard Mid-Cap ETF	81,393	17,644,375
Vanguard Real Estate ETF	31,423	2,761,139
Vanguard S&P 500 ETF	57,530	20,111,913
Vanguard Small-Cap ETF	32,020	6,751,097
Vanguard Total Bond Market ETF	214,616	18,444,099
Xtrackers USD High Yield Corporate Bond ETF	360,841	17,922,972

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $165,028,689)		$185,926,421
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.2%
U.S. Government - 5.2%
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	$8,756,900	4,789,247
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	9,091,000	4,811,777
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	8,414,300	4,772,462
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	8,462,100	4,772,967

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $20,560,245)		$19,146,453
SHORT-TERM INVESTMENTS - 1.3%
Short-term funds - 1.3%
John Hancock Collateral Trust, 0.1222% (C)(E)	355,845	3,560,441
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (C)	1,230,070	1,230,070

TOTAL SHORT-TERM INVESTMENTS (Cost $4,790,700)		$4,790,511
Total investments (Cost $334,008,710) - 101.2%		$373,821,281
Other assets and liabilities, net - (1.2%)		(4,390,077)
TOTAL NET ASSETS - 100.0%		$369,431,204
22	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2025 LIFETIME PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 37.9%
Equity - 37.9%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,507,461	$112,979,084

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $96,577,406)		$112,979,084
UNAFFILIATED INVESTMENT COMPANIES - 55.5%
Exchange-traded funds - 55.5%
Financial Select Sector SPDR Fund	73,557	2,376,627
Invesco Senior Loan ETF	255,906	5,681,113
iShares Global Infrastructure ETF	22,570	970,284
iShares MSCI Global Min Vol Factor ETF	133,886	12,601,350
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	62,771	1,991,096
Vanguard Dividend Appreciation ETF	63,054	8,777,747
Vanguard Emerging Markets Government Bond ETF	178,719	14,018,718
Vanguard Energy ETF	74,224	4,947,030
Vanguard FTSE All World ex-US Small-Cap ETF	38,903	4,897,888
Vanguard FTSE Developed Markets ETF	70,026	3,361,948
Vanguard FTSE Emerging Markets ETF	97,994	5,143,705
Vanguard Global ex-U.S. Real Estate ETF	18,288	999,439
Vanguard Health Care ETF	16,081	3,612,114
Vanguard Information Technology ETF	6,623	2,361,100
Vanguard Intermediate-Term Corporate Bond ETF	282,514	26,720,174
Vanguard Materials ETF	12,455	1,994,419
Vanguard Mid-Cap ETF	50,880	11,029,766
Vanguard Real Estate ETF	34,710	3,049,968
Vanguard S&P 500 ETF	17,038	5,956,314
Vanguard Short-Term Corporate Bond ETF	56,116	4,644,160
Vanguard Small-Cap ETF	21,862	4,609,384
Vanguard Total Bond Market ETF	208,587	17,925,967
Xtrackers USD High Yield Corporate Bond ETF	356,139	17,689,424

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $151,343,255)		$165,359,735
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.4%
U.S. Government - 6.4%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$1,104,836	1,156,302
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	1,248,219	1,347,687
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	1,239,299	1,340,355
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	6,910,200	3,779,266
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	7,174,000	3,797,130
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	6,639,900	3,766,050
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	6,677,000	3,766,098

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $19,893,304)		$18,952,888
MULTI-INDEX 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (C)	742,416	$742,416

TOTAL SHORT-TERM INVESTMENTS (Cost $742,416)		$742,416
Total investments (Cost $268,556,381) - 100.0%		$298,034,123
Other assets and liabilities, net - (0.0%)		(131,292)
TOTAL NET ASSETS - 100.0%		$297,902,831
MULTI-INDEX 2020 LIFETIME PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 24.9%
Equity - 24.9%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,004,741	$39,902,965

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $32,766,314)		$39,902,965
UNAFFILIATED INVESTMENT COMPANIES - 67.9%
Exchange-traded funds - 67.9%
Financial Select Sector SPDR Fund	35,044	1,132,272
Invesco Senior Loan ETF	197,499	4,384,478
iShares Global Infrastructure ETF	15,694	674,685
iShares MSCI Global Min Vol Factor ETF	89,236	8,398,892
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	40,530	1,285,612
Vanguard Dividend Appreciation ETF	42,094	5,859,906
Vanguard Emerging Markets Government Bond ETF	115,405	9,052,368
Vanguard Energy ETF	53,921	3,593,835
Vanguard FTSE All World ex-US Small-Cap ETF	16,214	2,041,343
Vanguard FTSE Developed Markets ETF	64,681	3,105,335
Vanguard FTSE Emerging Markets ETF	40,110	2,105,374
Vanguard Global ex-U.S. Real Estate ETF	12,835	701,433
Vanguard Health Care ETF	8,921	2,003,835
Vanguard Information Technology ETF	3,199	1,140,444
Vanguard Intermediate-Term Corporate Bond ETF	217,519	20,572,947
Vanguard Materials ETF	8,742	1,399,856
Vanguard Mid-Cap ETF	21,501	4,660,987
Vanguard Real Estate ETF	24,837	2,182,427
Vanguard S&P 500 ETF	456	159,413
Vanguard Short-Term Corporate Bond ETF	62,888	5,204,611
Vanguard Small-Cap ETF	11,116	2,343,697
Vanguard Total Bond Market ETF	179,795	15,451,582
Xtrackers USD High Yield Corporate Bond ETF	224,684	11,160,054

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $101,519,755)		$108,615,386
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	23

MULTI-INDEX 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.9%
U.S. Government - 6.9%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$1,270,150	$1,329,316
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	1,433,714	1,547,963
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	1,425,849	1,542,117
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	3,074,700	1,681,588
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	3,190,000	1,688,435
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	2,954,800	1,675,917
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	2,971,300	1,675,933

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $11,395,556)		$11,141,269
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (C)	421,012	421,012

TOTAL SHORT-TERM INVESTMENTS (Cost $421,012)		$421,012
Total investments (Cost $146,102,637) - 100.0%		$160,080,632
Other assets and liabilities, net - (0.0%)		(72,260)
TOTAL NET ASSETS - 100.0%		$160,008,372
MULTI-INDEX 2015 LIFETIME PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 21.0%
Equity - 21.0%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	745,534	$9,900,688

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $8,294,321)		$9,900,688
UNAFFILIATED INVESTMENT COMPANIES - 71.9%
Exchange-traded funds - 71.9%
Invesco Senior Loan ETF	78,809	1,749,560
iShares Global Infrastructure ETF	5,172	222,344
iShares MSCI Global Min Vol Factor ETF	26,022	2,449,191
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	12,831	406,999
Vanguard Dividend Appreciation ETF	12,275	1,708,803
Vanguard Emerging Markets Government Bond ETF	36,531	2,865,492
Vanguard Energy ETF	17,684	1,178,639
Vanguard FTSE All World ex-US Small-Cap ETF	4,103	516,568
Vanguard FTSE Developed Markets ETF	26,289	1,262,135
Vanguard FTSE Emerging Markets ETF	8,594	451,099
Vanguard Global ex-U.S. Real Estate ETF	4,169	227,836
Vanguard Intermediate-Term Corporate Bond ETF	74,336	7,030,699
Vanguard Materials ETF	2,870	459,573
MULTI-INDEX 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Mid-Cap ETF	4,694	$1,017,565
Vanguard Real Estate ETF	7,971	700,412
Vanguard S&P 500 ETF	410	143,332
Vanguard Short-Term Corporate Bond ETF	27,551	2,280,121
Vanguard Small-Cap ETF	3,140	662,038
Vanguard Total Bond Market ETF	58,712	5,045,709
Xtrackers USD High Yield Corporate Bond ETF	72,234	3,587,863

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $32,530,304)		$33,965,978
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.0%
U.S. Government - 7.0%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$551,459	577,147
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	623,068	672,715
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	619,145	669,632
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	637,300	348,547
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	661,000	349,861
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	612,400	347,344
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	616,100	347,505

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,342,460)		$3,312,751
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (C)	127,993	127,993

TOTAL SHORT-TERM INVESTMENTS (Cost $127,993)		$127,993
Total investments (Cost $44,295,078) - 100.2%		$47,307,410
Other assets and liabilities, net - (0.2%)		(99,391)
TOTAL NET ASSETS - 100.0%		$47,208,019
MULTI-INDEX 2010 LIFETIME PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 15.6%
Equity - 15.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	455,140	$6,044,256

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,213,670)		$6,044,256
UNAFFILIATED INVESTMENT COMPANIES - 76.8%
Exchange-traded funds - 76.8%
Invesco Senior Loan ETF	81,262	1,804,016
iShares Global Infrastructure ETF	3,981	171,143
iShares MSCI Global Min Vol Factor ETF	21,540	2,027,345
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	11,186	354,820
Vanguard Dividend Appreciation ETF	10,127	1,409,780
24	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Emerging Markets Government Bond ETF	31,935	$2,504,981
Vanguard Energy ETF	13,297	886,245
Vanguard FTSE All World ex-US Small-Cap ETF	2,922	367,880
Vanguard FTSE Developed Markets ETF	22,984	1,103,462
Vanguard FTSE Emerging Markets ETF	6,071	318,667
Vanguard Global ex-U.S. Real Estate ETF	3,292	179,908
Vanguard Intermediate-Term Corporate Bond ETF	68,167	6,447,235
Vanguard Materials ETF	2,179	348,923
Vanguard Mid-Cap ETF	2,566	556,257
Vanguard Real Estate ETF	6,270	550,945
Vanguard S&P 500 ETF	266	92,991
Vanguard Short-Term Corporate Bond ETF	30,374	2,513,752
Vanguard Small-Cap ETF	2,637	555,985
Vanguard Total Bond Market ETF	52,505	4,512,280
Xtrackers USD High Yield Corporate Bond ETF	62,326	3,095,732

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $28,920,009)		$29,802,347
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.7%
U.S. Government - 7.7%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$616,004	644,699
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	694,589	749,940
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	691,749	748,156
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	389,100	212,803
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	404,000	213,833
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	374,100	212,184
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	375,900	212,023

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,992,506)		$2,993,638
SHORT-TERM INVESTMENTS - 0.6%
Short-term funds - 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (C)	203,521	203,521

TOTAL SHORT-TERM INVESTMENTS (Cost $203,521)		$203,521
Total investments (Cost $37,329,706) - 100.7%		$39,043,762
Other assets and liabilities, net - (0.7%)		(257,775)
TOTAL NET ASSETS - 100.0%		$38,785,987
Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 2-28-21.
MULTI-INDEX 2010 LIFETIME PORTFOLIO (continued)

(D)	All or a portion of this security is on loan as of 2-28-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	25

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 2-28-21 (unaudited)

	Multi-Index 2065 Lifetime Portfolio	Multi-Index 2060 Lifetime Portfolio	Multi-Index 2055 Lifetime Portfolio	Multi-Index 2050 Lifetime Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$455,193	$26,716,057	$62,716,649	$83,513,703
Affiliated investments, at value	583,843	39,321,341	92,905,139	122,999,604
Total investments, at value	1,039,036	66,037,398	155,621,788	206,513,307
Dividends and interest receivable	3	3	7	11
Receivable for fund shares sold	14,680	559,541	1,510,096	1,933,452
Receivable for investments sold	—	—	14,270	—
Receivable for securities lending income	—	4	—	64
Receivable from affiliates	1,359	2,595	4,767	6,124
Other assets	43,668	27,435	28,950	25,961
Total assets	1,098,746	66,626,976	157,179,878	208,478,919
Liabilities
Payable for investments purchased	28,735	564,667	1,155,219	1,722,988
Payable for fund shares repurchased	—	—	130	180,169
Payable to affiliates
Accounting and legal services fees	24	2,866	7,005	9,327
Transfer agent fees	1	128	343	582
Distribution and service fees	—	33	192	199
Trustees' fees	7	91	126	148
Other liabilities and accrued expenses	91,988	43,059	44,174	44,696
Total liabilities	120,755	610,844	1,207,189	1,958,109
Net assets	$977,991	$66,016,132	$155,972,689	$206,520,810
Net assets consist of
Paid-in capital	$949,333	$56,732,281	$132,438,121	$176,492,351
Total distributable earnings (loss)	28,658	9,283,851	23,534,568	30,028,459
Net assets	$977,991	$66,016,132	$155,972,689	$206,520,810
Unaffiliated investments, at cost	$444,063	$22,710,285	$51,684,883	$68,677,016
Affiliated investments, at cost	571,733	35,109,383	83,160,717	110,570,805
Total investments, at cost	1,015,796	57,819,668	134,845,600	179,247,821
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R4
Net assets	$59,894	$447,689	$2,462,231	$2,553,302
Shares outstanding	5,000	31,236	184,456	189,864
Net asset value, offering price and redemption price per share	$11.98	$14.33	$13.35	$13.45
Class R6
Net assets	$59,910	$15,747,887	$40,794,173	$69,923,714
Shares outstanding	5,000	1,099,140	3,056,835	5,202,895
Net asset value, offering price and redemption price per share	$11.98	$14.33	$13.35	$13.44
Class 1
Net assets	$858,187	$49,820,556	$112,716,285	$134,043,794
Shares outstanding	71,594	3,476,846	8,439,295	9,967,657
Net asset value, offering price and redemption price per share	$11.99	$14.33	$13.36	$13.45
26	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-28-21 (unaudited)

Continued
	Multi-Index 2045 Lifetime Portfolio	Multi-Index 2040 Lifetime Portfolio	Multi-Index 2035 Lifetime Portfolio	Multi-Index 2030 Lifetime Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$110,789,772	$127,675,594	$169,310,201	$206,302,944
Affiliated investments, at value	162,706,885	157,978,282	169,340,590	167,518,337
Total investments, at value	273,496,657	285,653,876	338,650,791	373,821,281
Dividends and interest receivable	16	16	23	23
Receivable for fund shares sold	2,161,890	2,517,002	971,767	184,648
Receivable for investments sold	—	114,644	37,125	66,273
Receivable for securities lending income	1,729	1,637	4	489
Receivable from affiliates	7,754	8,134	9,555	10,251
Other assets	26,799	27,053	27,698	28,056
Total assets	275,694,845	288,322,362	339,696,963	374,111,021
Liabilities
Payable for investments purchased	2,282,153	2,423,399	1,391,527	695,205
Payable for fund shares repurchased	92	12,468	15,382	359,338
Payable upon return of securities loaned	—	38,324	—	3,560,880
Payable to affiliates
Accounting and legal services fees	12,342	13,129	15,423	16,940
Transfer agent fees	760	623	723	688
Distribution and service fees	282	147	361	524
Trustees' fees	176	193	213	222
Other liabilities and accrued expenses	44,885	45,243	45,898	46,020
Total liabilities	2,340,690	2,533,526	1,469,527	4,679,817
Net assets	$273,354,155	$285,788,836	$338,227,436	$369,431,204
Net assets consist of
Paid-in capital	$232,848,003	$245,706,143	$293,689,548	$325,856,663
Total distributable earnings (loss)	40,506,152	40,082,693	44,537,888	43,574,541
Net assets	$273,354,155	$285,788,836	$338,227,436	$369,431,204
Unaffiliated investments, at cost	$90,987,797	$107,147,702	$147,533,580	$186,819,004
Affiliated investments, at cost	146,283,249	140,708,691	150,027,565	147,189,706
Total investments, at cost	237,271,046	247,856,393	297,561,145	334,008,710
Securities loaned, at value	—	$37,572	—	$3,487,185
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R4
Net assets	$3,596,543	$1,916,481	$4,580,779	$6,726,450
Shares outstanding	271,271	146,202	358,216	538,825
Net asset value, offering price and redemption price per share	$13.26	$13.11	$12.79	$12.48
Class R6
Net assets	$90,374,088	$74,977,799	$83,634,768	$76,934,908
Shares outstanding	6,805,594	5,721,842	6,541,267	6,162,962
Net asset value, offering price and redemption price per share	$13.28	$13.10	$12.79	$12.48
Class 1
Net assets	$179,383,524	$208,894,556	$250,011,889	$285,769,846
Shares outstanding	13,513,931	15,940,816	19,549,575	22,902,394
Net asset value, offering price and redemption price per share	$13.27	$13.10	$12.79	$12.48
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	27

STATEMENTS OF ASSETS AND LIABILITIES 2-28-21 (unaudited)

Continued
	Multi-Index 2025 Lifetime Portfolio	Multi-Index 2020 Lifetime Portfolio	Multi-Index 2015 Lifetime Portfolio	Multi-Index 2010 Lifetime Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$185,055,039	$120,177,667	$37,406,722	$32,999,506
Affiliated investments, at value	112,979,084	39,902,965	9,900,688	6,044,256
Total investments, at value	298,034,123	160,080,632	47,307,410	39,043,762
Dividends and interest receivable	978	1,101	476	532
Receivable for fund shares sold	464,218	123,511	4,965	2,353
Receivable for investments sold	1,308	50	126	—
Receivable for securities lending income	324	29	—	—
Receivable from affiliates	8,182	4,837	2,182	2,006
Other assets	27,352	25,707	23,943	23,770
Total assets	298,536,485	160,235,867	47,339,102	39,072,423
Liabilities
Due to custodian	12,175	—	—	—
Payable for investments purchased	559,647	171,720	66,236	181,283
Payable for fund shares repurchased	399	1,479	17,673	58,705
Payable to affiliates
Accounting and legal services fees	13,824	7,764	2,411	1,829
Transfer agent fees	561	384	133	45
Distribution and service fees	353	371	47	13
Trustees' fees	215	168	103	94
Other liabilities and accrued expenses	46,480	45,609	44,480	44,467
Total liabilities	633,654	227,495	131,083	286,436
Net assets	$297,902,831	$160,008,372	$47,208,019	$38,785,987
Net assets consist of
Paid-in capital	$267,381,339	$145,959,605	$43,608,928	$37,048,746
Total distributable earnings (loss)	30,521,492	14,048,767	3,599,091	1,737,241
Net assets	$297,902,831	$160,008,372	$47,208,019	$38,785,987
Unaffiliated investments, at cost	$171,978,975	$113,336,323	$36,000,757	$32,116,036
Affiliated investments, at cost	96,577,406	32,766,314	8,294,321	5,213,670
Total investments, at cost	268,556,381	146,102,637	44,295,078	37,329,706
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R4
Net assets	$4,426,287	$4,736,940	$613,391	$222,272
Shares outstanding	370,430	412,575	55,899	20,592
Net asset value, offering price and redemption price per share	$11.95	$11.48	$10.97	$10.79
Class R6
Net assets	$63,786,107	$39,989,580	$15,441,913	$5,138,857
Shares outstanding	5,337,107	3,480,175	1,406,046	475,538
Net asset value, offering price and redemption price per share	$11.95	$11.49	$10.98	$10.81
Class 1
Net assets	$229,690,437	$115,281,852	$31,152,715	$33,424,858
Shares outstanding	19,232,774	10,040,984	2,836,865	3,095,196
Net asset value, offering price and redemption price per share	$11.94	$11.48	$10.98	$10.80
28	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-21 (unaudited)

	Multi-Index 2065 Lifetime Portfolio[1]	Multi-Index 2060 Lifetime Portfolio	Multi-Index 2055 Lifetime Portfolio	Multi-Index 2050 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$2,346	$475,369	$1,180,162	$1,567,409
Dividends from unaffiliated investments	788	211,952	531,618	711,258
Interest	31	6,129	15,537	20,987
Securities lending	—	899	2,791	2,052
Other income received from advisor	—	615	917	1,611
Total investment income	3,165	694,964	1,731,025	2,303,317
Expenses
Investment management fees	415	64,489	160,013	214,369
Distribution and service fees	116	11,134	28,777	33,645
Accounting and legal services fees	29	4,502	11,102	14,851
Transfer agent fees	5	606	1,747	3,104
Trustees' fees	9	464	1,064	1,417
Custodian fees	4,996	16,938	17,521	17,521
State registration fees	17,201	17,792	17,091	16,183
Printing and postage	7,639	9,010	9,102	9,152
Professional fees	30,133	17,574	18,536	19,120
Other	4,961	5,624	6,103	6,356
Total expenses	65,504	148,133	271,056	335,718
Less expense reductions	(65,364)	(136,960)	(242,742)	(302,153)
Net expenses	140	11,173	28,314	33,565
Net investment income	3,025	683,791	1,702,711	2,269,752
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	82	548,678	1,589,661	2,277,220
Affiliated investments	(1,827)	(30,533)	(86,838)	(199,328)
Capital gain distributions received from unaffiliated investments	11	1,813	4,488	5,962
Capital gain distributions received from affiliated investments	7,364	1,492,335	3,704,902	4,920,594
	5,630	2,012,293	5,212,213	7,004,448
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	11,130	2,093,292	4,965,121	6,461,827
Affiliated investments	12,110	2,301,099	5,754,421	7,724,163
	23,240	4,394,391	10,719,542	14,185,990
Net realized and unrealized gain	28,870	6,406,684	15,931,755	21,190,438
Increase in net assets from operations	$31,895	$7,090,475	$17,634,466	$23,460,190

[1]	Period from 9-23-20 (commencement of operations) to 2-28-21. Unaudited.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	29

STATEMENTS OF OPERATIONS For the six months ended 2-28-21 (unaudited)

Continued

	Multi-Index 2045 Lifetime Portfolio	Multi-Index 2040 Lifetime Portfolio	Multi-Index 2035 Lifetime Portfolio	Multi-Index 2030 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$2,084,840	$2,111,328	$2,258,704	$2,194,833
Dividends from unaffiliated investments	940,833	1,108,017	1,544,686	1,987,190
Interest	27,981	57,621	96,105	135,189
Securities lending	4,647	4,683	151	5,639
Other income received from advisor	1,287	—	—	—
Total investment income	3,059,588	3,281,649	3,899,646	4,322,851
Expenses
Investment management fees	283,418	319,387	408,841	486,991
Distribution and service fees	44,875	49,770	63,086	76,225
Accounting and legal services fees	19,609	20,995	24,764	27,129
Transfer agent fees	4,092	3,407	3,868	3,425
Trustees' fees	1,884	1,992	2,413	2,558
Custodian fees	17,206	17,206	17,521	17,475
State registration fees	16,198	16,191	16,198	16,163
Printing and postage	9,133	9,261	9,162	9,178
Professional fees	19,809	20,077	20,684	21,012
Other	6,767	7,154	7,508	7,925
Total expenses	422,991	465,440	574,045	668,081
Less expense reductions	(378,346)	(404,358)	(470,614)	(505,404)
Net expenses	44,645	61,082	103,431	162,677
Net investment income	3,014,943	3,220,567	3,796,215	4,160,174
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	3,055,102	3,396,023	4,191,100	4,670,809
Affiliated investments	(203,366)	53,024	21,781	220,239
Capital gain distributions received from unaffiliated investments	7,924	16,015	43,971	77,338
Capital gain distributions received from affiliated investments	6,544,973	6,628,128	7,090,789	6,890,277
	9,404,633	10,093,190	11,347,641	11,858,663
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	8,540,015	7,909,595	6,449,877	3,746,102
Affiliated investments	10,160,361	10,501,496	11,311,035	11,170,755
	18,700,376	18,411,091	17,760,912	14,916,857
Net realized and unrealized gain	28,105,009	28,504,281	29,108,553	26,775,520
Increase in net assets from operations	$31,119,952	$31,724,848	$32,904,768	$30,935,694
30	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-21 (unaudited)

Continued
	Multi-Index 2025 Lifetime Portfolio	Multi-Index 2020 Lifetime Portfolio	Multi-Index 2015 Lifetime Portfolio	Multi-Index 2010 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$1,565,274	$593,076	$162,708	$88,707
Dividends from unaffiliated investments	1,932,117	1,386,388	467,092	362,519
Interest	145,371	94,694	30,429	23,825
Securities lending	7,524	2,449	411	271
Total investment income	3,650,286	2,076,607	660,640	475,322
Expenses
Investment management fees	442,600	297,565	97,204	75,660
Distribution and service fees	60,705	36,107	9,055	7,862
Accounting and legal services fees	22,442	12,718	3,985	2,923
Transfer agent fees	2,997	2,250	887	267
Trustees' fees	2,213	1,310	457	337
Custodian fees	18,219	18,219	18,219	18,219
State registration fees	16,163	16,197	16,059	16,059
Printing and postage	9,161	9,075	8,976	9,080
Professional fees	20,459	19,076	17,616	17,424
Other	8,339	7,224	5,936	6,301
Total expenses	603,298	419,741	178,394	154,132
Less expense reductions	(420,066)	(273,052)	(131,749)	(116,616)
Net expenses	183,232	146,689	46,645	37,516
Net investment income	3,467,054	1,929,918	613,995	437,806
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	3,859,775	1,991,726	652,802	354,191
Affiliated investments	754,170	1,106,827	573,194	167,062
Capital gain distributions received from unaffiliated investments	85,137	70,984	25,593	20,787
Capital gain distributions received from affiliated investments	4,913,890	1,861,852	510,792	278,480
	9,612,972	5,031,389	1,762,381	820,520
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	1,291,063	959,542	64,905	56,264
Affiliated investments	7,455,991	2,150,826	325,562	290,475
	8,747,054	3,110,368	390,467	346,739
Net realized and unrealized gain	18,360,026	8,141,757	2,152,848	1,167,259
Increase in net assets from operations	$21,827,080	$10,071,675	$2,766,843	$1,605,065
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	31

STATEMENTS OF CHANGES IN NET ASSETS

	Multi-Index 2065 Lifetime Portfolio	Multi-Index 2060 Lifetime Portfolio		Multi-Index 2055 Lifetime Portfolio
	Period ended 2-28-21[1] (unaudited)	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20
Increase (decrease) in net assets
From operations
Net investment income	$3,025	$683,791	$687,298	$1,702,711	$1,984,779
Net realized gain	5,630	2,012,293	451,564	5,212,213	2,675,451
Change in net unrealized appreciation (depreciation)	23,240	4,394,391	4,622,843	10,719,542	10,518,630
Increase in net assets resulting from operations	31,895	7,090,475	5,761,705	17,634,466	15,178,860
Distributions to shareholders
From earnings
Class R4	(508)	(12,135)	(6,782)	(84,260)	(9,882)
Class R6	(531)	(369,514)	(291,929)	(1,278,110)	(1,271,854)
Class 1	(2,198)	(1,358,710)	(1,805,083)	(3,906,341)	(6,205,398)
Total distributions	(3,237)	(1,740,359)	(2,103,794)	(5,268,711)	(7,487,134)
Portfolio share transactions
From portfolio share transactions	949,333	15,488,063	14,437,092	26,258,695	27,424,423
Total increase	977,991	20,838,179	18,095,003	38,624,450	35,116,149
Net assets
Beginning of period	—	45,177,953	27,082,950	117,348,239	82,232,090
End of period	$977,991	$66,016,132	$45,177,953	$155,972,689	$117,348,239

[1]	Period from 9-23-20 (commencement of operations) to 2-28-21. Unaudited.
32	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS 2-28-21 (unaudited)

Continued

	Multi-Index 2050 Lifetime Portfolio		Multi-Index 2045 Lifetime Portfolio		Multi-Index 2040 Lifetime Portfolio
	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20
Increase (decrease) in net assets
From operations
Net investment income	$2,269,752	$2,829,109	$3,014,943	$3,842,431	$3,220,567	$4,485,396
Net realized gain	7,004,448	3,412,176	9,404,633	4,589,462	10,093,190	4,435,490
Change in net unrealized appreciation (depreciation)	14,185,990	14,202,622	18,700,376	19,709,119	18,411,091	20,283,695
Increase in net assets resulting from operations	23,460,190	20,443,907	31,119,952	28,141,012	31,724,848	29,204,581
Distributions to shareholders
From earnings
Class R4	(94,072)	(35,576)	(138,651)	(57,580)	(80,577)	(13,948)
Class R6	(2,451,180)	(2,867,100)	(3,265,356)	(4,588,538)	(3,078,025)	(4,104,547)
Class 1	(4,948,674)	(7,984,116)	(6,755,928)	(10,566,473)	(8,994,558)	(13,649,327)
Total distributions	(7,493,926)	(10,886,792)	(10,159,935)	(15,212,591)	(12,153,160)	(17,767,822)
Portfolio share transactions
From portfolio share transactions	29,868,498	33,006,919	40,271,806	34,684,937	36,134,043	28,831,174
Total increase	45,834,762	42,564,034	61,231,823	47,613,358	55,705,731	40,267,933
Net assets
Beginning of period	160,686,048	118,122,014	212,122,332	164,508,974	230,083,105	189,815,172
End of period	$206,520,810	$160,686,048	$273,354,155	$212,122,332	$285,788,836	$230,083,105
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	33

STATEMENTS OF CHANGES IN NET ASSETS 2-28-21 (unaudited)

Continued
	Multi-Index 2035 Lifetime Portfolio		Multi-Index 2030 Lifetime Portfolio		Multi-Index 2025 Lifetime Portfolio
	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20
Increase (decrease) in net assets
From operations
Net investment income	$3,796,215	$5,422,573	$4,160,174	$6,064,737	$3,467,054	$5,672,917
Net realized gain	11,347,641	6,058,834	11,858,663	6,934,612	9,612,972	5,816,920
Change in net unrealized appreciation (depreciation)	17,760,912	22,801,482	14,916,857	21,132,829	8,747,054	15,596,611
Increase in net assets resulting from operations	32,904,768	34,282,889	30,935,694	34,132,178	21,827,080	27,086,448
Distributions to shareholders
From earnings
Class R4	(199,326)	(67,938)	(301,434)	(210,191)	(225,984)	(132,382)
Class R6	(3,439,217)	(4,128,607)	(2,870,797)	(2,753,408)	(2,896,762)	(2,840,092)
Class 1	(10,973,708)	(15,362,027)	(13,029,121)	(16,332,135)	(11,608,129)	(13,685,709)
Total distributions	(14,612,251)	(19,558,572)	(16,201,352)	(19,295,734)	(14,730,875)	(16,658,183)
Portfolio share transactions
From portfolio share transactions	43,943,156	37,601,238	56,297,175	45,636,633	37,643,404	24,926,837
Total increase	62,235,673	52,325,555	71,031,517	60,473,077	44,739,609	35,355,102
Net assets
Beginning of period	275,991,763	223,666,208	298,399,687	237,926,610	253,163,222	217,808,120
End of period	$338,227,436	$275,991,763	$369,431,204	$298,399,687	$297,902,831	$253,163,222
34	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS 2-28-21 (unaudited)

Continued
	Multi-Index 2020 Lifetime Portfolio		Multi-Index 2015 Lifetime Portfolio		Multi-Index 2010 Lifetime Portfolio
	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20
Increase (decrease) in net assets
From operations
Net investment income	$1,929,918	$3,870,920	$613,995	$1,147,381	$437,806	$845,525
Net realized gain	5,031,389	3,271,651	1,762,381	1,874,513	820,520	1,127,624
Change in net unrealized appreciation (depreciation)	3,110,368	6,649,961	390,467	772,748	346,739	413,979
Increase in net assets resulting from operations	10,071,675	13,792,532	2,766,843	3,794,642	1,605,065	2,387,128
Distributions to shareholders
From earnings
Class R4	(250,892)	(217,405)	(32,225)	(70,004)	(10,940)	(10,060)
Class R6	(2,027,179)	(1,946,565)	(957,089)	(929,232)	(258,771)	(401,163)
Class 1	(6,058,043)	(7,530,767)	(1,877,699)	(1,881,062)	(1,616,835)	(1,201,493)
Total distributions	(8,336,114)	(9,694,737)	(2,867,013)	(2,880,298)	(1,886,546)	(1,612,716)
Portfolio share transactions
From portfolio share transactions	7,876,755	11,956,840	1,041,129	5,510,479	6,820,249	4,694,346
Total increase	9,612,316	16,054,635	940,959	6,424,823	6,538,768	5,468,758
Net assets
Beginning of period	150,396,056	134,341,421	46,267,060	39,842,237	32,247,219	26,778,461
End of period	$160,008,372	$150,396,056	$47,208,019	$46,267,060	$38,785,987	$32,247,219
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	35

Financial highlights
Multi-Index 2065 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)[3]	Expenses including reductions (%)[3]	Net investment income (loss) (%)[4]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2065 Lifetime Portfolio
Class R4
02-28-2021[5]	10.00	0.13	1.95	2.08	(0.10)	—	(0.10)	11.98	20.85[6]	41.39[7]	0.19[7]	1.71[7]	60	41
Class R6
02-28-2021[5]	10.00	0.13	1.96	2.09	(0.11)	—	(0.11)	11.98	20.90[6]	41.14[7]	0.04[7]	1.86[7]	60	41
Class 1
02-28-2021[5]	10.00	0.08	2.01	2.09	(0.10)	—	(0.10)	11.99	20.98[6]	41.18[7]	0.08[7]	0.74[7]	858	41

[1] Based on average daily shares outstanding.
[2] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[3] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[4] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[5] Period from 9-23-20 (commencement of operations) to 2-28-21. Unaudited.
[6] Not annualized.
[7] Annualized.
36	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2060 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2060 Lifetime Portfolio
Class R4
02-28-2021[5]	12.95	0.16	1.64	1.80	(0.18)	(0.24)	(0.42)	14.33	13.97[6]	0.88[7]	0.26[7]	1.48[7]	448	9
08-31-2020	12.06	0.13	1.59	1.72	(0.26)	(0.57)	(0.83)	12.95	14.56	1.02	0.24	1.16	376	32
08-31-2019	12.89	0.24[8]	(0.35)	(0.11)	(0.21)	(0.51)	(0.72)	12.06	(0.04)	1.00	0.16	1.97[8]	53	13
08-31-2018	12.03	0.23[8]	1.12	1.35	(0.20)	(0.29)	(0.49)	12.89	11.35	1.65	0.16	1.84[8]	57	24
08-31-2017[9]	11.31	0.02	0.70	0.72	—	—	—	12.03	6.37[6]	4.24[7]	0.18[7]	0.44[7]	53	46[10]
Class R6
02-28-2021[5]	12.96	0.17	1.64	1.81	(0.20)	(0.24)	(0.44)	14.33	14.11[6]	0.53[7]	—[7,11]	1.66[7]	15,748	9
08-31-2020	12.06	0.22	1.53	1.75	(0.28)	(0.57)	(0.85)	12.96	14.84	0.70	—	1.90	8,365	32
08-31-2019	12.90	0.22[8]	(0.32)	(0.10)	(0.23)	(0.51)	(0.74)	12.06	0.08	0.75	—	1.88[8]	2,758	13
08-31-2018	12.03	0.26[8]	1.12	1.38	(0.22)	(0.29)	(0.51)	12.90	11.61	1.40	—	2.08[8]	948	24
08-31-2017	10.60	0.21	1.40	1.61	(0.18)	—	(0.18)	12.03	15.40	3.99	0.02	1.91	188	46
08-31-2016[12]	10.00	0.03	0.57	0.60	—	—	—	10.60	6.00[6]	52.88[7]	0.10[7]	0.60[7]	106	1
Class 1
02-28-2021[5]	12.96	0.17	1.64	1.81	(0.20)	(0.24)	(0.44)	14.33	14.06[6]	0.57[7]	0.05[7]	1.68[7]	49,821	9
08-31-2020	12.06	0.25	1.50	1.75	(0.28)	(0.57)	(0.85)	12.96	14.77	0.73	0.05	2.08	36,437	32
08-31-2019	12.90	0.23[8]	(0.33)	(0.10)	(0.23)	(0.51)	(0.74)	12.06	0.03	0.78	0.05	1.92[8]	24,271	13
08-31-2018	12.03	0.22[8]	1.15	1.37	(0.21)	(0.29)	(0.50)	12.90	11.56	1.44	0.05	1.75[8]	15,168	24
08-31-2017	10.60	0.18	1.43	1.61	(0.18)	—	(0.18)	12.03	15.36	4.03	0.07	1.60	5,691	46
08-31-2016[12]	10.00	0.01	0.59	0.60	—	—	—	10.60	6.00[6]	52.91[7]	0.15[7]	0.31[7]	558	1

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-21. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005 per share, and 0.01% and less than 0.005% for the periods ended 8-31-19 and 8-31-18, respectively.
[9] The inception date for Class R4 shares is 4-7-17.
[10] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[11] Less than 0.005%.
[12] Period from 3-30-16 (commencement of operations) to 8-31-16.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	37

Financial highlights continued
Multi-Index 2055 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)[3]	Expenses including reductions (%)[3]	Net investment income (loss) (%)[4]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2055 Lifetime Portfolio
Class R4
02-28-2021[5]	12.15	0.15	1.53	1.68	(0.17)	(0.31)	(0.48)	13.35	13.93[6]	0.72[7]	0.26[7]	2.35[7]	2,462	9
08-31-2020	11.48	0.06	1.58	1.64	(0.25)	(0.72)	(0.97)	12.15	14.67	0.76	0.26	0.57	2,219	28
08-31-2019	12.71	0.23[8]	(0.40)	(0.17)	(0.23)	(0.83)	(1.06)	11.48	(0.14)	0.65	0.16	1.96[8]	52	18
08-31-2018	12.18	0.23[8]	1.13	1.36	(0.23)	(0.60)	(0.83)	12.71	11.42	0.73	0.16	1.86[8]	55	17
08-31-2017[9]	11.45	0.02	0.71	0.73	—	—	—	12.18	6.38[6]	0.72[7]	0.18[7]	0.45[7]	53	15[10]
Class R6
02-28-2021[5]	12.16	0.17	1.52	1.69	(0.19)	(0.31)	(0.50)	13.35	14.07[6]	0.37[7]	—[7,11]	2.61[7]	40,794	9
08-31-2020	11.48	0.23	1.44	1.67	(0.27)	(0.72)	(0.99)	12.16	14.95	0.42	—	2.04	24,431	28
08-31-2019	12.71	0.21[8]	(0.36)	(0.15)	(0.25)	(0.83)	(1.08)	11.48	0.06	0.40	—	1.86[8]	10,711	18
08-31-2018	12.19	0.20[8]	1.17	1.37	(0.25)	(0.60)	(0.85)	12.71	11.49	0.48	—	1.64[8]	4,456	17
08-31-2017	10.91	0.10	1.53	1.63	(0.21)	(0.14)	(0.35)	12.19	15.35	0.47	0.01	0.84	1,746	15
08-31-2016	10.14	0.19	0.75	0.94	(0.15)	(0.02)	(0.17)	10.91	9.45	0.69	0.07	1.90	109	8
Class 1
02-28-2021[5]	12.16	0.16	1.54	1.70	(0.19)	(0.31)	(0.50)	13.36	14.11[6]	0.41[7]	0.05[7]	2.55[7]	112,716	9
08-31-2020	11.49	0.24	1.42	1.66	(0.27)	(0.72)	(0.99)	12.16	14.78	0.46	0.05	2.13	90,699	28
08-31-2019	12.72	0.23[8]	(0.39)	(0.16)	(0.24)	(0.83)	(1.07)	11.49	0.00[11]	0.44	0.05	2.01[8]	71,469	18
08-31-2018	12.19	0.24[8]	1.13	1.37	(0.24)	(0.60)	(0.84)	12.72	11.52	0.51	0.05	1.90[8]	66,316	17
08-31-2017	10.91	0.21	1.42	1.63	(0.21)	(0.14)	(0.35)	12.19	15.28	0.51	0.06	1.86	52,950	15
08-31-2016	10.14	0.16	0.78	0.94	(0.15)	(0.02)	(0.17)	10.91	9.39	0.73	0.12	1.61	33,895	8

[1] Based on average daily shares outstanding.
[2] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[3] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[4] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[5] Six months ended 2-28-21. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005 per share and 0.01% for the periods ended 8-31-19 and 8-31-18.
[9] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[10] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[11] Less than 0.005%.
38	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2050 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)[3]	Expenses including reductions (%)[3]	Net investment income (loss) (%)[4]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2050 Lifetime Portfolio
Class R4
02-28-2021[5]	12.27	0.15	1.55	1.70	(0.17)	(0.35)	(0.52)	13.45	13.98[6]	0.70[7]	0.26[7]	2.33[7]	2,553	11
08-31-2020	11.61	0.10	1.56	1.66	(0.25)	(0.75)	(1.00)	12.27	14.61	0.73	0.26	0.95	2,351	30
08-31-2019	12.85	0.10[8]	(0.28)	(0.18)	(0.23)	(0.83)	(1.06)	11.61	(0.18)	0.68	0.24	0.87[8]	241	19
08-31-2018	12.26	0.23[8]	1.14	1.37	(0.22)	(0.56)	(0.78)	12.85	11.44	0.66	0.16	1.86[8]	56	14
08-31-2017[9]	11.53	0.02	0.71	0.73	—	—	—	12.26	6.33[6]	0.69[7]	0.18[7]	0.44[7]	53	16[10]
Class R6
02-28-2021[5]	12.28	0.17	1.54	1.71	(0.20)	(0.35)	(0.55)	13.44	14.04[6]	0.35[7]	—[7,11]	2.58[7]	69,924	11
08-31-2020	11.62	0.24	1.45	1.69	(0.28)	(0.75)	(1.03)	12.28	14.89	0.38	—	2.09	48,478	30
08-31-2019	12.85	0.23[8]	(0.38)	(0.15)	(0.25)	(0.83)	(1.08)	11.62	0.11	0.36	—	1.98[8]	26,188	19
08-31-2018	12.26	0.23[8]	1.16	1.39	(0.24)	(0.56)	(0.80)	12.85	11.61	0.41	—	1.84[8]	18,646	14
08-31-2017	10.99	0.04	1.60	1.64	(0.22)	(0.15)	(0.37)	12.26	15.26	0.44	0.01	0.31	10,359	16
08-31-2016	10.22	0.20	0.77	0.97	(0.16)	(0.04)	(0.20)	10.99	9.52	0.65	0.07	1.91	110	8
Class 1
02-28-2021[5]	12.28	0.16	1.55	1.71	(0.19)	(0.35)	(0.54)	13.45	14.08[6]	0.39[7]	0.05[7]	2.53[7]	134,044	11
08-31-2020	11.62	0.25	1.43	1.68	(0.27)	(0.75)	(1.02)	12.28	14.82	0.42	0.05	2.16	109,857	30
08-31-2019	12.85	0.23[8]	(0.38)	(0.15)	(0.25)	(0.83)	(1.08)	11.62	0.05	0.39	0.05	2.01[8]	91,692	19
08-31-2018	12.27	0.24[8]	1.13	1.37	(0.23)	(0.56)	(0.79)	12.85	11.46	0.45	0.05	1.90[8]	88,412	14
08-31-2017	10.99	0.22	1.42	1.64	(0.21)	(0.15)	(0.36)	12.27	15.29	0.48	0.06	1.90	70,115	16
08-31-2016	10.22	0.17	0.79	0.96	(0.15)	(0.04)	(0.19)	10.99	9.46	0.68	0.12	1.61	47,118	8

[1] Based on average daily shares outstanding.
[2] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[3] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[4] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[5] Six months ended 2-28-21. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005 per share and 0.01% for the periods ended 8-31-19 and 8-31-18.
[9] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[10] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[11] Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	39

Financial highlights continued
Multi-Index 2045 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)[3]	Expenses including reductions (%)[3]	Net investment income (loss) (%)[4]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2045 Lifetime Portfolio
Class R4
02-28-2021[5]	12.11	0.15	1.52	1.67	(0.17)	(0.35)	(0.52)	13.26	13.95[6]	0.68[7]	0.26[7]	2.35[7]	3,597	11
08-31-2020	11.49	0.13	1.51	1.64	(0.26)	(0.76)	(1.02)	12.11	14.67	0.70	0.27	1.18	3,188	33
08-31-2019	12.76	0.20[8]	(0.38)	(0.18)	(0.23)	(0.86)	(1.09)	11.49	(0.11)	0.60	0.18	1.72[8]	50	19
08-31-2018	12.21	0.23[8]	1.14	1.37	(0.22)	(0.60)	(0.82)	12.76	11.37	0.62	0.16	1.87[8]	56	12
08-31-2017[9]	11.48	0.02	0.71	0.73	—	—	—	12.21	6.35[6]	0.63[7]	0.18[7]	0.44[7]	53	21[10]
Class R6
02-28-2021[5]	12.14	0.16	1.53	1.69	(0.20)	(0.35)	(0.55)	13.28	14.07[6]	0.33[7]	—[7,11]	2.57[7]	90,374	11
08-31-2020	11.51	0.24	1.43	1.67	(0.28)	(0.76)	(1.04)	12.14	14.94	0.35	—	2.16	66,299	33
08-31-2019	12.77	0.22[8]	(0.37)	(0.15)	(0.25)	(0.86)	(1.11)	11.51	0.09	0.33	—	1.96[8]	44,013	19
08-31-2018	12.22	0.23[8]	1.15	1.38	(0.23)	(0.60)	(0.83)	12.77	11.61	0.37	—	1.85[8]	32,149	12
08-31-2017	10.96	0.03	1.60	1.63	(0.22)	(0.15)	(0.37)	12.22	15.29	0.37	0.01	0.24	21,476	21
08-31-2016	10.21	0.20	0.75	0.95	(0.16)	(0.04)	(0.20)	10.96	9.35	0.50	0.07	1.91	110	7
Class 1
02-28-2021[5]	12.13	0.16	1.53	1.69	(0.20)	(0.35)	(0.55)	13.27	14.04[6]	0.37[7]	0.05[7]	2.56[7]	179,384	11
08-31-2020	11.50	0.24	1.42	1.66	(0.27)	(0.76)	(1.03)	12.13	14.89	0.39	0.05	2.15	142,635	33
08-31-2019	12.76	0.23[8]	(0.39)	(0.16)	(0.24)	(0.86)	(1.10)	11.50	0.03	0.37	0.05	2.02[8]	120,446	19
08-31-2018	12.22	0.24[8]	1.13	1.37	(0.23)	(0.60)	(0.83)	12.76	11.47	0.40	0.05	1.90[8]	121,475	12
08-31-2017	10.96	0.22	1.40	1.62	(0.21)	(0.15)	(0.36)	12.22	15.24	0.41	0.06	1.93	100,206	21
08-31-2016	10.20	0.17	0.78	0.95	(0.15)	(0.04)	(0.19)	10.96	9.41	0.53	0.12	1.64	74,804	7

[1] Based on average daily shares outstanding.
[2] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[3] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[4] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[5] Six months ended 2-28-21. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005 per share and 0.01% for the periods ended 8-31-19 and 8-31-18.
[9] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[10] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[11] Less than 0.005%.
40	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2040 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)[3]	Expenses including reductions (%)[3]	Net investment income (loss) (%)[4]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2040 Lifetime Portfolio
Class R4
02-28-2021[5]	12.12	0.15	1.43	1.58	(0.18)	(0.41)	(0.59)	13.11	13.15[6]	0.69[7]	0.27[7]	2.34[7]	1,916	14
08-31-2020	11.50	0.08	1.57	1.65	(0.26)	(0.77)	(1.03)	12.12	14.75	0.69	0.26	0.77	1,808	41
08-31-2019	12.79	0.23[8]	(0.38)	(0.15)	(0.23)	(0.91)	(1.14)	11.50	0.11	0.58	0.17	1.96[8]	54	18
08-31-2018	12.25	0.24	1.10	1.34	(0.22)	(0.58)	(0.80)	12.79	11.20	0.61	0.16	1.87	56	15
08-31-2017[9]	11.52	0.02	0.71	0.73	—	—	—	12.25	6.34[6]	0.61[7]	0.18[7]	0.46[7]	53	19[10]
Class R6
02-28-2021[5]	12.13	0.16	1.42	1.58	(0.20)	(0.41)	(0.61)	13.10	13.21[6]	0.34[7]	0.01[7]	2.55[7]	74,978	14
08-31-2020	11.50	0.25	1.43	1.68	(0.28)	(0.77)	(1.05)	12.13	15.05	0.35	0.01	2.21	56,804	41
08-31-2019	12.80	0.23[8]	(0.37)	(0.14)	(0.25)	(0.91)	(1.16)	11.50	0.23	0.33	—	2.01[8]	37,168	18
08-31-2018	12.25	0.24	1.13	1.37	(0.24)	(0.58)	(0.82)	12.80	11.46	0.36	—	1.90	27,193	15
08-31-2017	10.99	0.03	1.60	1.63	(0.22)	(0.15)	(0.37)	12.25	15.24	0.36	0.02	0.25	20,326	19
08-31-2016	10.22	0.20	0.76	0.96	(0.16)	(0.03)	(0.19)	10.99	9.46	0.45	0.07	1.90	110	10
Class 1
02-28-2021[5]	12.13	0.16	1.42	1.58	(0.20)	(0.41)	(0.61)	13.10	13.16[6]	0.38[7]	0.06[7]	2.55[7]	208,895	14
08-31-2020	11.50	0.25	1.42	1.67	(0.27)	(0.77)	(1.04)	12.13	14.98	0.39	0.06	2.23	171,471	41
08-31-2019	12.79	0.24[8]	(0.38)	(0.14)	(0.24)	(0.91)	(1.15)	11.50	0.25	0.37	0.05	2.04[8]	152,593	18
08-31-2018	12.25	0.24	1.11	1.35	(0.23)	(0.58)	(0.81)	12.79	11.32	0.39	0.05	1.92	151,315	15
08-31-2017	10.98	0.22	1.41	1.63	(0.21)	(0.15)	(0.36)	12.25	15.29	0.39	0.07	1.92	130,499	19
08-31-2016	10.21	0.17	0.78	0.95	(0.15)	(0.03)	(0.18)	10.98	9.42	0.49	0.12	1.60	94,444	10

[1] Based on average daily shares outstanding.
[2] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[3] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[4] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[5] Six months ended 2-28-21. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005 per share and less than 0.005% for the periods ended 8-31-19.
[9] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[10] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	41

Financial highlights continued
Multi-Index 2035 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)[3]	Expenses including reductions (%)[3]	Net investment income (loss) (%)[4]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2035 Lifetime Portfolio
Class R4
02-28-2021[5]	12.00	0.14	1.24	1.38	(0.18)	(0.41)	(0.59)	12.79	11.64[6]	0.70[7]	0.29[7]	2.34[7]	4,581	15
08-31-2020	11.40	0.15	1.42	1.57	(0.27)	(0.70)	(0.97)	12.00	14.15	0.71	0.29	1.39	3,970	42
08-31-2019	12.52	0.22	(0.28)	(0.06)	(0.24)	(0.82)	(1.06)	11.40	0.72	0.61	0.19	1.92	66	19
08-31-2018	12.11	0.24	0.98	1.22	(0.23)	(0.58)	(0.81)	12.52	10.35	0.61	0.18	1.96	55	15
08-31-2017[8]	11.42	0.03	0.66	0.69	—	—	—	12.11	6.04[6]	0.60[7]	0.20[7]	0.59[7]	53	22[9]
Class R6
02-28-2021[5]	12.01	0.16	1.24	1.40	(0.21)	(0.41)	(0.62)	12.79	11.79[6]	0.35[7]	0.03[7]	2.54[7]	83,635	15
08-31-2020	11.40	0.25	1.35	1.60	(0.29)	(0.70)	(0.99)	12.01	14.45	0.36	0.03	2.27	61,944	42
08-31-2019	12.52	0.24	(0.28)	(0.04)	(0.26)	(0.82)	(1.08)	11.40	0.93	0.34	0.01	2.11	38,369	19
08-31-2018	12.11	0.24	1.00	1.24	(0.25)	(0.58)	(0.83)	12.52	10.51	0.36	0.01	1.96	20,590	15
08-31-2017	10.94	0.05	1.50	1.55	(0.22)	(0.16)	(0.38)	12.11	14.56	0.35	0.03	0.42	14,013	22
08-31-2016	10.21	0.20	0.73	0.93	(0.16)	(0.04)	(0.20)	10.94	9.20	0.42	0.09	1.98	109	10
Class 1
02-28-2021[5]	12.01	0.16	1.24	1.40	(0.21)	(0.41)	(0.62)	12.79	11.74[6]	0.39[7]	0.08[7]	2.55[7]	250,012	15
08-31-2020	11.40	0.26	1.33	1.59	(0.28)	(0.70)	(0.98)	12.01	14.40	0.40	0.08	2.28	210,077	42
08-31-2019	12.52	0.25	(0.29)	(0.04)	(0.26)	(0.82)	(1.08)	11.40	0.88	0.38	0.06	2.19	185,231	19
08-31-2018	12.11	0.25	0.99	1.24	(0.25)	(0.58)	(0.83)	12.52	10.46	0.40	0.06	2.01	195,082	15
08-31-2017	10.95	0.22	1.31	1.53	(0.21)	(0.16)	(0.37)	12.11	14.39	0.39	0.08	1.97	169,855	22
08-31-2016	10.21	0.18	0.76	0.94	(0.16)	(0.04)	(0.20)	10.95	9.24	0.45	0.14	1.72	121,902	10

[1] Based on average daily shares outstanding.
[2] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[4] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[5] Six months ended 2-28-21. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[9] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
42	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2030 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)[3]	Expenses including reductions (%)[3]	Net investment income (loss) (%)[4]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2030 Lifetime Portfolio
Class R4
02-28-2021[5]	11.90	0.14	1.03	1.17	(0.19)	(0.40)	(0.59)	12.48	9.92[6]	0.72[7]	0.31[7]	2.33[7]	6,726	18
08-31-2020	11.31	0.19	1.26	1.45	(0.27)	(0.59)	(0.86)	11.90	13.20	0.74	0.32	1.78	6,232	45
08-31-2019	12.20	0.24	(0.15)	0.09	(0.25)	(0.73)	(0.98)	11.31	1.80	0.62	0.21	2.18	56	24
08-31-2018	11.95	0.25	0.80	1.05	(0.23)	(0.57)	(0.80)	12.20	9.03	0.63	0.21	2.07	54	19
08-31-2017[8]	11.31	0.04	0.60	0.64	—	—	—	11.95	5.66[6]	0.62[7]	0.22[7]	0.77[7]	53	25[9]
Class R6
02-28-2021[5]	11.91	0.15	1.04	1.19	(0.22)	(0.40)	(0.62)	12.48	10.07[6]	0.37[7]	0.06[7]	2.48[7]	76,935	18
08-31-2020	11.32	0.25	1.22	1.47	(0.29)	(0.59)	(0.88)	11.91	13.38	0.39	0.06	2.29	46,937	45
08-31-2019	12.21	0.25	(0.14)	0.11	(0.27)	(0.73)	(1.00)	11.32	2.01	0.37	0.04	2.29	21,285	24
08-31-2018	11.95	0.24	0.84	1.08	(0.25)	(0.57)	(0.82)	12.21	9.30	0.38	0.05	1.98	6,635	19
08-31-2017	10.92	0.08	1.32	1.40	(0.23)	(0.14)	(0.37)	11.95	13.22	0.37	0.06	0.75	4,730	25
08-31-2016	10.21	0.22	0.70	0.92	(0.17)	(0.04)	(0.21)	10.92	9.10	0.41	0.11	2.11	109	8
Class 1
02-28-2021[5]	11.91	0.16	1.02	1.18	(0.21)	(0.40)	(0.61)	12.48	10.02[6]	0.41[7]	0.10[7]	2.57[7]	285,770	18
08-31-2020	11.31	0.26	1.21	1.47	(0.28)	(0.59)	(0.87)	11.91	13.43	0.42	0.11	2.35	245,230	45
08-31-2019	12.20	0.26	(0.16)	0.10	(0.26)	(0.73)	(0.99)	11.31	1.94	0.41	0.09	2.33	216,585	24
08-31-2018	11.95	0.25	0.82	1.07	(0.25)	(0.57)	(0.82)	12.20	9.16	0.42	0.10	2.12	229,653	19
08-31-2017	10.92	0.24	1.16	1.40	(0.23)	(0.14)	(0.37)	11.95	13.16	0.40	0.11	2.10	205,698	25
08-31-2016	10.21	0.19	0.72	0.91	(0.16)	(0.04)	(0.20)	10.92	9.05	0.44	0.16	1.85	155,730	8

[1] Based on average daily shares outstanding.
[2] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[4] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[5] Six months ended 2-28-21. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[9] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	43

Financial highlights continued
Multi-Index 2025 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)[3]	Expenses including reductions (%)[3]	Net investment income (loss) (%)[4]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2025 Lifetime Portfolio
Class R4
02-28-2021[5]	11.62	0.14	0.82	0.96	(0.20)	(0.43)	(0.63)	11.95	8.35[6]	0.76[7]	0.35[7]	2.36[7]	4,426	24
08-31-2020	11.15	0.20	1.07	1.27	(0.28)	(0.52)	(0.80)	11.62	11.74	0.77	0.36	1.82	4,177	62
08-31-2019	11.86	0.27	(0.04)[8]	0.23	(0.27)	(0.67)	(0.94)	11.15	2.94	0.66	0.25	2.40	55	25
08-31-2018	11.72	0.26	0.62	0.88	(0.24)	(0.50)	(0.74)	11.86	7.72	0.67	0.25	2.20	53	23
08-31-2017[9]	11.15	0.05	0.52	0.57	—	—	—	11.72	5.11[6]	0.65[7]	0.26[7]	0.99[7]	53	28[10]
Class R6
02-28-2021[5]	11.63	0.15	0.83	0.98	(0.23)	(0.43)	(0.66)	11.95	8.49[6]	0.41[7]	0.09[7]	2.55[7]	63,786	24
08-31-2020	11.15	0.27	1.03	1.30	(0.30)	(0.52)	(0.82)	11.63	11.98	0.42	0.10	2.45	43,689	62
08-31-2019	11.87	0.24	—[8,11]	0.24	(0.29)	(0.67)	(0.96)	11.15	3.05	0.41	0.08	2.23	17,092	25
08-31-2018	11.72	0.27	0.64	0.91	(0.26)	(0.50)	(0.76)	11.87	7.96	0.42	0.08	2.29	4,587	23
08-31-2017	10.90	0.11	1.10	1.21	(0.25)	(0.14)	(0.39)	11.72	11.46	0.40	0.09	1.03	3,001	28
08-31-2016	10.21	0.24	0.66	0.90	(0.18)	(0.03)	(0.21)	10.90	8.92	0.43	0.14	2.31	109	12
Class 1
02-28-2021[5]	11.62	0.15	0.83	0.98	(0.23)	(0.43)	(0.66)	11.94	8.45[6]	0.45[7]	0.14[7]	2.56[7]	229,690	24
08-31-2020	11.14	0.27	1.02	1.29	(0.29)	(0.52)	(0.81)	11.62	11.94	0.46	0.15	2.46	205,297	62
08-31-2019	11.86	0.28	(0.05)[8]	0.23	(0.28)	(0.67)	(0.95)	11.14	2.99	0.44	0.13	2.52	200,661	25
08-31-2018	11.72	0.27	0.63	0.90	(0.26)	(0.50)	(0.76)	11.86	7.83	0.46	0.13	2.26	215,247	23
08-31-2017	10.89	0.25	0.97	1.22	(0.25)	(0.14)	(0.39)	11.72	11.50	0.44	0.14	2.25	198,109	28
08-31-2016	10.20	0.22	0.67	0.89	(0.17)	(0.03)	(0.20)	10.89	8.87	0.46	0.19	2.11	158,969	12

[1] Based on average daily shares outstanding.
[2] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[4] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[5] Six months ended 2-28-21. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.
[9] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[10] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
[11] Less than $0.005 per share.
44	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2020 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)[3]	Expenses including reductions (%)[3]	Net investment income (loss) (%)[4]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2020 Lifetime Portfolio
Class R4
02-28-2021[5]	11.34	0.13	0.62	0.75	(0.22)	(0.39)	(0.61)	11.48	6.63[6]	0.85[7]	0.40[7]	2.30[7]	4,737	26
08-31-2020	11.01	0.24	0.80	1.04	(0.29)	(0.42)	(0.71)	11.34	9.66	0.86	0.39	2.26	4,746	78
08-31-2019	11.48	0.24	0.13	0.37	(0.28)	(0.56)	(0.84)	11.01	4.12	0.75	0.29	2.25	101	24
08-31-2018	11.45	0.27	0.43	0.70	(0.26)	(0.41)	(0.67)	11.48	6.25	0.74	0.26	2.34	52	30
08-31-2017[8]	10.96	0.06	0.43	0.49	—	—	—	11.45	4.47[6]	0.71[7]	0.28[7]	1.25[7]	52	37[9]
Class R6
02-28-2021[5]	11.36	0.14	0.63	0.77	(0.25)	(0.39)	(0.64)	11.49	6.76[6]	0.50[7]	0.15[7]	2.50[7]	39,990	26
08-31-2020	11.02	0.27	0.80	1.07	(0.31)	(0.42)	(0.73)	11.36	9.97	0.51	0.13	2.52	38,491	78
08-31-2019	11.49	0.27	0.12	0.39	(0.30)	(0.56)	(0.86)	11.02	4.32	0.47	0.10	2.54	9,368	24
08-31-2018	11.46	0.25	0.47	0.72	(0.28)	(0.41)	(0.69)	11.49	6.42	0.49	0.10	2.21	2,816	30
08-31-2017	10.84	0.21	0.79	1.00	(0.25)	(0.13)	(0.38)	11.46	9.62	0.46	0.11	1.97	622	37
08-31-2016	10.17	0.26	0.61	0.87	(0.18)	(0.02)	(0.20)	10.84	8.78	0.50	0.16	2.53	108	18
Class 1
02-28-2021[5]	11.35	0.14	0.62	0.76	(0.24)	(0.39)	(0.63)	11.48	6.72[6]	0.54[7]	0.19[7]	2.50[7]	115,282	26
08-31-2020	11.01	0.29	0.77	1.06	(0.30)	(0.42)	(0.72)	11.35	9.93	0.54	0.18	2.70	107,158	78
08-31-2019	11.48	0.30	0.08	0.38	(0.29)	(0.56)	(0.85)	11.01	4.27	0.50	0.15	2.73	124,872	24
08-31-2018	11.46	0.28	0.42	0.70	(0.27)	(0.41)	(0.68)	11.48	6.28	0.52	0.15	2.44	141,470	30
08-31-2017	10.83	0.26	0.76	1.02	(0.26)	(0.13)	(0.39)	11.46	9.67	0.50	0.16	2.41	144,223	37
08-31-2016	10.17	0.24	0.62	0.86	(0.18)	(0.02)	(0.20)	10.83	8.62	0.53	0.21	2.35	120,211	18

[1] Based on average daily shares outstanding.
[2] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[4] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[5] Six months ended 2-28-21. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[9] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	45

Financial highlights continued
Multi-Index 2015 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)[3]	Expenses including reductions (%)[3]	Net investment income (loss) (%)[4]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2015 Lifetime Portfolio
Class R4
02-28-2021[5]	11.00	0.12	0.48	0.60	(0.21)	(0.42)	(0.63)	10.97	5.50[6]	1.05[7]	0.41[7]	2.19[7]	613	35
08-31-2020	10.82	0.22	0.67	0.89	(0.30)	(0.41)	(0.71)	11.00	8.45	1.11	0.40	2.12	1,582	99
08-31-2019	11.07	0.29	0.20	0.49	(0.29)	(0.45)	(0.74)	10.82	5.20	0.90	0.27	2.73	50	27
08-31-2018	11.18	0.27	0.28	0.55	(0.28)	(0.38)	(0.66)	11.07	5.01	0.96	0.27	2.47	52	28
08-31-2017[8]	10.74	0.07	0.37	0.44	—	—	—	11.18	4.10[6]	0.88[7]	0.29[7]	1.48[7]	52	47[9]
Class R6
02-28-2021[5]	11.02	0.14	0.48	0.62	(0.24)	(0.42)	(0.66)	10.98	5.64[6]	0.71[7]	0.16[7]	2.57[7]	15,442	35
08-31-2020	10.82	0.28	0.64	0.92	(0.31)	(0.41)	(0.72)	11.02	8.81	0.76	0.14	2.63	15,783	99
08-31-2019	11.07	0.27	0.23	0.50	(0.30)	(0.45)	(0.75)	10.82	5.39	0.65	0.10	2.57	3,227	27
08-31-2018	11.18	0.31	0.26	0.57	(0.30)	(0.38)	(0.68)	11.07	5.17	0.71	0.11	2.80	880	28
08-31-2017	10.74	0.24	0.59	0.83	(0.27)	(0.12)	(0.39)	11.18	8.04	0.63	0.12	2.26	383	47
08-31-2016	10.12	0.27	0.57	0.84	(0.19)	(0.03)	(0.22)	10.74	8.41	0.76	0.17	2.68	107	26
Class 1
02-28-2021[5]	11.02	0.14	0.48	0.62	(0.24)	(0.42)	(0.66)	10.98	5.59[6]	0.75[7]	0.21[7]	2.54[7]	31,153	35
08-31-2020	10.82	0.29	0.63	0.92	(0.31)	(0.41)	(0.72)	11.02	8.76	0.80	0.19	2.72	28,901	99
08-31-2019	11.07	0.30	0.20	0.50	(0.30)	(0.45)	(0.75)	10.82	5.33	0.69	0.15	2.84	36,564	27
08-31-2018	11.18	0.28	0.28	0.56	(0.29)	(0.38)	(0.67)	11.07	5.12	0.75	0.16	2.56	42,181	28
08-31-2017	10.74	0.27	0.56	0.83	(0.27)	(0.12)	(0.39)	11.18	7.98	0.66	0.17	2.52	44,768	47
08-31-2016	10.11	0.25	0.59	0.84	(0.18)	(0.03)	(0.21)	10.74	8.47	0.79	0.22	2.47	46,862	26

[1] Based on average daily shares outstanding.
[2] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[4] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[5] Six months ended 2-28-21. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[9] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
46	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2010 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)[3]	Expenses including reductions (%)[3]	Net investment income (loss) (%)[4]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Multi-Index 2010 Lifetime Portfolio
Class R4
02-28-2021[5]	10.84	0.13	0.38	0.51	(0.22)	(0.34)	(0.56)	10.79	4.67[6]	1.15[7]	0.39[7]	2.32[7]	222	31
08-31-2020	10.53	0.25	0.57	0.82	(0.27)	(0.24)	(0.51)	10.84	7.92	1.25	0.38	2.44	207	96
08-31-2019	10.81	0.29	0.25	0.54	(0.31)	(0.51)	(0.82)	10.53	5.91	1.07	0.28	2.84	50	35
08-31-2018	10.93	0.28	0.15	0.43	(0.28)	(0.27)	(0.55)	10.81	3.97	1.13	0.27	2.57	51	49
08-31-2017[8]	10.53	0.07	0.33	0.40	—	—	—	10.93	3.80[6]	1.04[7]	0.29[7]	1.62[7]	52	52[9]
Class R6
02-28-2021[5]	10.86	0.14	0.39	0.53	(0.24)	(0.34)	(0.58)	10.81	4.88[6]	0.84[7]	0.17[7]	2.49[7]	5,139	31
08-31-2020	10.55	0.32	0.51	0.83	(0.28)	(0.24)	(0.52)	10.86	8.09	0.92	0.14	3.05	4,651	96
08-31-2019	10.83	0.28	0.28	0.56	(0.33)	(0.51)	(0.84)	10.55	6.10	0.82	0.11	2.77	2,172	35
08-31-2018	10.94	0.31	0.14	0.45	(0.29)	(0.27)	(0.56)	10.83	4.22	0.88	0.10	2.88	964	49
08-31-2017	10.68	0.16	0.56	0.72	(0.30)	(0.16)	(0.46)	10.94	6.98	0.79	0.13	1.59	1,953	52
08-31-2016	10.10	0.29	0.53	0.82	(0.18)	(0.06)	(0.24)	10.68	8.31	0.95	0.17	2.81	107	46
Class 1
02-28-2021[5]	10.85	0.13	0.39	0.52	(0.23)	(0.34)	(0.57)	10.80	4.84[6]	0.88[7]	0.22[7]	2.48[7]	33,425	31
08-31-2020	10.54	0.28	0.55	0.83	(0.28)	(0.24)	(0.52)	10.85	8.04	0.96	0.19	2.74	27,389	96
08-31-2019	10.82	0.30	0.25	0.55	(0.32)	(0.51)	(0.83)	10.54	6.05	0.86	0.16	2.95	24,556	35
08-31-2018	10.93	0.29	0.16	0.45	(0.29)	(0.27)	(0.56)	10.82	4.17	0.92	0.15	2.67	28,723	49
08-31-2017	10.68	0.28	0.42	0.70	(0.29)	(0.16)	(0.45)	10.93	6.83	0.83	0.18	2.59	29,065	52
08-31-2016	10.09	0.27	0.56	0.83	(0.18)	(0.06)	(0.24)	10.68	8.36	0.99	0.22	2.64	29,563	46

[1] Based on average daily shares outstanding.
[2] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[4] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[5] Six months ended 2-28-21. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Period from 4-7-17 (relaunch date) to 8-31-17. Class R4 liquidated on 6-15-16, accordingly, there were no shares of this class outstanding 8-31-16.
[9] Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	47

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, twelve of which are presented in this report (collectively, the Multi-Index Lifetime Portfolios, or the portfolios and individually, the portfolio). The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objective of each portfolio is to seek high total return through each portfolio’s target retirement dates, with a greater focus on income beyond the target dates. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Multi-Index 2065 Lifetime Portfolio commenced operations on September 23, 2020.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the portfolios are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
48	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

The following is a summary of the values by input classification of the portfolios' investments as of February 28, 2021, by major security category or type:
	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2065 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$583,843	$583,843	—	—
Unaffiliated investment companies	377,710	377,710	—	—
U.S. Government and Agency obligations	11,037	—	$11,037	—
Short-term investments	66,446	66,446	—	—
Total investments in securities	$1,039,036	$1,027,999	$11,037	—

Multi-Index 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$39,321,341	$39,321,341	—	—
Unaffiliated investment companies	25,642,480	25,642,480	—	—
U.S. Government and Agency obligations	926,216	—	$926,216	—
Short-term investments	147,361	147,361	—	—
Total investments in securities	$66,037,398	$65,111,182	$926,216	—

Multi-Index 2055 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$92,905,139	$92,905,139	—	—
Unaffiliated investment companies	60,271,879	60,271,879	—	—
U.S. Government and Agency obligations	2,193,899	—	$2,193,899	—
Short-term investments	250,871	250,871	—	—
Total investments in securities	$155,621,788	$153,427,889	$2,193,899	—

Multi-Index 2050 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$122,999,604	$122,999,604	—	—
Unaffiliated investment companies	79,880,208	79,880,208	—	—
U.S. Government and Agency obligations	2,913,609	—	$2,913,609	—
Short-term investments	719,886	719,886	—	—
Total investments in securities	$206,513,307	$203,599,698	$2,913,609	—

Multi-Index 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$162,706,885	$162,706,885	—	—
Unaffiliated investment companies	105,880,855	105,880,855	—	—
U.S. Government and Agency obligations	3,839,833	—	$3,839,833	—
Short-term investments	1,069,084	1,069,084	—	—
Total investments in securities	$273,496,657	$269,656,824	$3,839,833	—

Multi-Index 2040 Lifetime Portfolio
Investments in securities:
Assets
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	49

	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2040 Lifetime Portfolio (continued)
Affiliated investment companies	$157,940,874	$157,940,874	—	—
Unaffiliated investment companies	118,248,305	118,248,305	—	—
U.S. Government and Agency obligations	8,399,248	—	$8,399,248	—
Short-term investments	1,065,449	1,065,449	—	—
Total investments in securities	$285,653,876	$277,254,628	$8,399,248	—

Multi-Index 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$169,340,590	$169,340,590	—	—
Unaffiliated investment companies	154,564,807	154,564,807	—	—
U.S. Government and Agency obligations	13,601,447	—	$13,601,447	—
Short-term investments	1,143,947	1,143,947	—	—
Total investments in securities	$338,650,791	$325,049,344	$13,601,447	—

Multi-Index 2030 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$163,957,896	$163,957,896	—	—
Unaffiliated investment companies	185,926,421	185,926,421	—	—
U.S. Government and Agency obligations	19,146,453	—	$19,146,453	—
Short-term investments	4,790,511	4,790,511	—	—
Total investments in securities	$373,821,281	$354,674,828	$19,146,453	—

Multi-Index 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$112,979,084	$112,979,084	—	—
Unaffiliated investment companies	165,359,735	165,359,735	—	—
U.S. Government and Agency obligations	18,952,888	—	$18,952,888	—
Short-term investments	742,416	742,416	—	—
Total investments in securities	$298,034,123	$279,081,235	$18,952,888	—

Multi-Index 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$39,902,965	$39,902,965	—	—
Unaffiliated investment companies	108,615,386	108,615,386	—	—
U.S. Government and Agency obligations	11,141,269	—	$11,141,269	—
Short-term investments	421,012	421,012	—	—
Total investments in securities	$160,080,632	$148,939,363	$11,141,269	—

Multi-Index 2015 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$9,900,688	$9,900,688	—	—
Unaffiliated investment companies	33,965,978	33,965,978	—	—
U.S. Government and Agency obligations	3,312,751	—	$3,312,751	—
Short-term investments	127,993	127,993	—	—
Total investments in securities	$47,307,410	$43,994,659	$3,312,751	—

Multi-Index 2010 Lifetime Portfolio
Investments in securities:
50	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2010 Lifetime Portfolio (continued)
Assets
Affiliated investment companies	$6,044,256	$6,044,256	—	—
Unaffiliated investment companies	29,802,347	29,802,347	—	—
U.S. Government and Agency obligations	2,993,638	—	$2,993,638	—
Short-term investments	203,521	203,521	—	—
Total investments in securities	$39,043,762	$36,050,124	$2,993,638	—
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at February 28, 2021:
Portfolio	Market value of securities on loan	Cash collateral received
Multi-Index 2040 Lifetime Portfolio	$37,572	$38,324
Multi-Index 2030 Lifetime Portfolio	3,487,185	3,560,880
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	51

Line of credit. The portfolios, with the exception of Multi-Index 2065 Lifetime Portfolio, and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating portfolio paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended February 28, 2021, the portfolios had no borrowings under the line of credit.
Commitment fees, including upfront fees, for the six months ended February 28, 2021 were as follows:
Portfolio	Commitment fee
Multi-Index 2060 Lifetime Portfolio	$2,034
Multi-Index 2055 Lifetime Portfolio	2,158
Multi-Index 2050 Lifetime Portfolio	2,234
Multi-Index 2045 Lifetime Portfolio	2,324
Multi-Index 2040 Lifetime Portfolio	2,357
Multi-Index 2035 Lifetime Portfolio	2,429
Multi-Index 2030 Lifetime Portfolio	2,482
Multi-Index 2025 Lifetime Portfolio	2,413
Multi-Index 2020 Lifetime Portfolio	2,246
Multi-Index 2015 Lifetime Portfolio	2,045
Multi-Index 2010 Lifetime Portfolio	2,018
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2020, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 28, 2021, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multi-Index 2065 Lifetime Portfolio	$1,015,796	$24,758	$(1,518)	$23,240
Multi-Index 2060 Lifetime Portfolio	58,673,254	7,447,752	(83,608)	7,364,144
Multi-Index 2055 Lifetime Portfolio	137,055,959	18,759,567	(193,738)	18,565,829
Multi-Index 2050 Lifetime Portfolio	183,137,654	23,618,621	(242,968)	23,375,653
Multi-Index 2045 Lifetime Portfolio	241,954,988	31,856,946	(315,277)	31,541,669
Multi-Index 2040 Lifetime Portfolio	255,263,277	31,310,986	(920,387)	30,390,599
Multi-Index 2035 Lifetime Portfolio	304,799,653	35,580,625	(1,729,487)	33,851,138
Multi-Index 2030 Lifetime Portfolio	341,250,520	35,234,124	(2,663,363)	32,570,761
Multi-Index 2025 Lifetime Portfolio	276,402,445	23,912,115	(2,280,437)	21,631,678
Multi-Index 2020 Lifetime Portfolio	150,658,464	10,825,817	(1,403,649)	9,422,168
Multi-Index 2015 Lifetime Portfolio	45,333,728	2,345,275	(371,593)	1,973,682
Multi-Index 2010 Lifetime Portfolio	38,000,037	1,330,748	(287,023)	1,043,725
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
52	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes. The final determination of tax characteristics of the portfolio's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%
Expense reimbursements. The Advisor has contractually agreed to reduce its management fees or if necessary, make payment to the portfolio in an amount by which certain expenses including underlying fund expenses (Acquired fund fees), exceed the amount indicated below of the respective portfolio’s average net assets. This agreement expires on December 31, 2021, unless renewed by mutual agreement of the portfolio and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Portfolio	Expense limitation as a percentage of average net assets
Multi-Index 2065 Lifetime Portfolio	0.31%
Multi-Index 2060 Lifetime Portfolio	0.31%
Multi-Index 2055 Lifetime Portfolio	0.31%
Multi-Index 2050 Lifetime Portfolio	0.31%
Multi-Index 2045 Lifetime Portfolio	0.31%
Multi-Index 2040 Lifetime Portfolio	0.31%
Portfolio	Expense limitation as a percentage of average net assets
Multi-Index 2035 Lifetime Portfolio	0.31%
Multi-Index 2030 Lifetime Portfolio	0.32%
Multi-Index 2025 Lifetime Portfolio	0.34%
Multi-Index 2020 Lifetime Portfolio	0.35%
Multi-Index 2015 Lifetime Portfolio	0.36%
Multi-Index 2010 Lifetime Portfolio	0.36%

Prior to January 1, 2021, these reductions were as follows:
Portfolio	Expense limitation as a percentage of average net assets
Multi-Index 2065 Lifetime Portfolio	0.46%
Multi-Index 2060 Lifetime Portfolio	0.36%
Multi-Index 2055 Lifetime Portfolio	0.36%
Multi-Index 2050 Lifetime Portfolio	0.36%
Multi-Index 2045 Lifetime Portfolio	0.36%
Portfolio	Expense limitation as a percentage of average net assets
Multi-Index 2040 Lifetime Portfolio	0.36%
Multi-Index 2035 Lifetime Portfolio	0.36%
Multi-Index 2030 Lifetime Portfolio	0.37%
Multi-Index 2025 Lifetime Portfolio	0.39%
Multi-Index 2020 Lifetime Portfolio	0.38%

SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	53

Portfolio	Expense limitation as a percentage of average net assets
Multi-Index 2015 Lifetime Portfolio	0.37%
Portfolio	Expense limitation as a percentage of average net assets
Multi-Index 2010 Lifetime Portfolio	0.35%
Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios’ investment in underlying funds. Amounts received in excess of portfolio level operating expenses, if any, are included as Other income received from advisor in the Statements of operations.
Prior to January 1, 2021 the Advisor had contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 of each portfolio, as applicable, to the extent they exceeded 0.00% of average net assets attributable to the class. This expense limitation agreement expired on December 31, 2020.
The Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average net assets and 0.50% of the portfolio’s average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
For the six months ended February 28, 2021, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class R4	Class R6	Class 1	Total
Multi-Index 2065 Lifetime Portfolio	$14,367	$14,369	$36,603	$65,339
Multi-Index 2060 Lifetime Portfolio	988	29,358	106,420	136,766
Multi-Index 2055 Lifetime Portfolio	4,151	58,452	178,992	241,595
Multi-Index 2050 Lifetime Portfolio	3,978	99,325	197,662	300,965
Multi-Index 2045 Lifetime Portfolio	5,356	123,721	247,582	376,659
Multi-Index 2040 Lifetime Portfolio	2,873	104,660	295,919	403,452
Multi-Index 2035 Lifetime Portfolio	6,585	113,648	348,278	468,511
Multi-Index 2030 Lifetime Portfolio	9,800	94,624	397,772	502,196
Multi-Index 2025 Lifetime Portfolio	6,548	84,847	326,537	417,932
Multi-Index 2020 Lifetime Portfolio	8,302	69,011	193,353	270,666
Multi-Index 2015 Lifetime Portfolio	1,992	45,240	84,144	131,376
Multi-Index 2010 Lifetime Portfolio	708	16,522	99,279	116,509
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2021, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multi-Index 2065 Lifetime Portfolio	0.00%
Multi-Index 2060 Lifetime Portfolio	0.00%
Multi-Index 2055 Lifetime Portfolio	0.00%
Multi-Index 2050 Lifetime Portfolio	0.00%
Multi-Index 2045 Lifetime Portfolio	0.00%
Multi-Index 2040 Lifetime Portfolio	0.00%
Portfolio	Net Annual Effective Rate
Multi-Index 2035 Lifetime Portfolio	0.00%
Multi-Index 2030 Lifetime Portfolio	0.00%
Multi-Index 2025 Lifetime Portfolio	0.02%
Multi-Index 2020 Lifetime Portfolio	0.03%
Multi-Index 2015 Lifetime Portfolio	0.00%
Multi-Index 2010 Lifetime Portfolio	0.00%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2021, amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
54	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee	Service fee
Class R4	0.25%	0.10%
Class 1	0.05%	—
The portfolios' Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2021, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended February 28, 2021:
Portfolio	Class R4
Multi-Index 2065 Lifetime Portfolio	$25
Multi-Index 2060 Lifetime Portfolio	194
Multi-Index 2055 Lifetime Portfolio	1,147
Multi-Index 2050 Lifetime Portfolio	1,188
Multi-Index 2045 Lifetime Portfolio	1,687
Multi-Index 2040 Lifetime Portfolio	906
Portfolio	Class R4
Multi-Index 2035 Lifetime Portfolio	$2,103
Multi-Index 2030 Lifetime Portfolio	3,208
Multi-Index 2025 Lifetime Portfolio	2,134
Multi-Index 2020 Lifetime Portfolio	2,386
Multi-Index 2015 Lifetime Portfolio	373
Multi-Index 2010 Lifetime Portfolio	107

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2021 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multi-Index 2065 Lifetime Portfolio	Class R4	$61	$2
	Class R6	—	3
	Class 1	55	—
	Total	$116	$5
Multi-Index 2060 Lifetime Portfolio	Class R4	$676	$20
	Class R6	—	586
	Class 1	10,458	—
	Total	$11,134	$606
Multi-Index 2055 Lifetime Portfolio	Class R4	$4,026	$120
	Class R6	—	1,627
	Class 1	24,751	—
	Total	$28,777	$1,747
Multi-Index 2050 Lifetime Portfolio	Class R4	$4,160	$123
	Class R6	—	2,981
	Class 1	29,485	—
	Total	$33,645	$3,104
Multi-Index 2045 Lifetime Portfolio	Class R4	$5,891	$175
	Class R6	—	3,917
	Class 1	38,984	—
	Total	$44,875	$4,092
Multi-Index 2040 Lifetime Portfolio	Class R4	$3,173	$94
	Class R6	—	3,313
	Class 1	46,597	—
	Total	$49,770	$3,407
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	55

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multi-Index 2035 Lifetime Portfolio	Class R4	$7,348	$220
	Class R6	—	3,648
	Class 1	55,738	—
	Total	$63,086	$3,868
Multi-Index 2030 Lifetime Portfolio	Class R4	$11,189	$332
	Class R6	—	3,093
	Class 1	65,036	—
	Total	$76,225	$3,425
Multi-Index 2025 Lifetime Portfolio	Class R4	$7,442	$221
	Class R6	—	2,776
	Class 1	53,263	—
	Total	$60,705	$2,997
Multi-Index 2020 Lifetime Portfolio	Class R4	$8,329	$247
	Class R6	—	2,003
	Class 1	27,778	—
	Total	$36,107	$2,250
Multi-Index 2015 Lifetime Portfolio	Class R4	$1,292	$37
	Class R6	—	850
	Class 1	7,763	—
	Total	$9,055	$887
Multi-Index 2010 Lifetime Portfolio	Class R4	$338	$11
	Class R6	—	256
	Class 1	7,524	—
	Total	$7,862	$267
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios' shares for the six months ended February 28, 2021 and for the year ended August 31, 2020 were as follows:
Multi-Index 2065 Lifetime Portfolio	Period ended 2-28-21[1]
	Shares	Amount
Class R4 shares
Sold	5,000	$50,000
Net increase	5,000	$50,000
Class R6 shares
Sold	5,000	$50,000
Net increase	5,000	$50,000
Class 1 shares
Sold	84,469	$1,002,153
Distributions reinvested	144	1,676
Repurchased	(13,019)	(154,496)
Net increase	71,594	$849,333
Total net increase	81,594	$949,333

[1]	Period from 9-23-20 (commencement of operations) to 2-28-21.

56	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2060 Lifetime Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	6,787	$92,125	25,527	$257,454
Distributions reinvested	874	12,135	249	3,100
Repurchased	(5,459)	(69,771)	(1,163)	(13,532)
Net increase	2,202	$34,489	24,613	$247,022
Class R6 shares
Sold	501,544	$6,941,498	441,135	$5,242,425
Distributions reinvested	26,641	369,514	23,486	291,929
Repurchased	(74,580)	(1,059,939)	(47,787)	(586,873)
Net increase	453,605	$6,251,073	416,834	$4,947,481
Class 1 shares
Sold	740,681	$10,151,614	1,064,769	$12,546,105
Distributions reinvested	97,890	1,358,710	145,103	1,805,083
Repurchased	(173,873)	(2,307,823)	(410,655)	(5,108,599)
Net increase	664,698	$9,202,501	799,217	$9,242,589
Total net increase	1,120,505	$15,488,063	1,240,664	$14,437,092

Multi-Index 2055 Lifetime Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	12,223	$154,985	180,952	$1,831,095
Distributions reinvested	6,517	84,260	482	5,627
Repurchased	(16,901)	(213,204)	(3,369)	(38,310)
Net increase	1,839	$26,041	178,065	$1,798,412
Class R6 shares
Sold	1,137,181	$14,622,975	1,158,390	$13,050,799
Distributions reinvested	98,925	1,278,110	109,078	1,271,854
Repurchased	(189,045)	(2,486,665)	(190,399)	(2,153,256)
Net increase	1,047,061	$13,414,420	1,077,069	$12,169,397
Class 1 shares
Sold	1,125,456	$14,504,459	1,467,962	$16,073,128
Distributions reinvested	301,881	3,906,341	531,739	6,205,398
Repurchased	(444,789)	(5,592,566)	(763,307)	(8,821,912)
Net increase	982,548	$12,818,234	1,236,394	$13,456,614
Total net increase	2,031,448	$26,258,695	2,491,528	$27,424,423

Multi-Index 2050 Lifetime Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	7,821	$100,683	199,285	$1,962,673
Distributions reinvested	7,220	94,072	3,017	35,576
Repurchased	(16,722)	(206,439)	(31,527)	(370,223)
Net increase (decrease)	(1,681)	$(11,684)	170,775	$1,628,026
Class R6 shares
Sold	1,452,193	$18,812,260	1,793,359	$20,325,243
Distributions reinvested	188,263	2,451,180	243,594	2,867,100
Repurchased	(386,368)	(5,121,009)	(342,795)	(3,652,001)
Net increase	1,254,088	$16,142,431	1,694,158	$19,540,342
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	57

Multi-Index 2050 Lifetime Portfolio , Cont'd	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,390,618	$18,187,012	1,655,087	$18,566,962
Distributions reinvested	380,083	4,948,674	677,769	7,984,116
Repurchased	(747,531)	(9,397,935)	(1,279,811)	(14,712,527)
Net increase	1,023,170	$13,737,751	1,053,045	$11,838,551
Total net increase	2,275,577	$29,868,498	2,917,978	$33,006,919

Multi-Index 2045 Lifetime Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	14,653	$183,270	269,758	$2,827,239
Distributions reinvested	10,798	138,651	4,951	57,580
Repurchased	(17,462)	(218,625)	(15,789)	(186,328)
Net increase	7,989	$103,296	258,920	$2,698,491
Class R6 shares
Sold	1,692,958	$21,729,212	1,902,026	$21,403,996
Distributions reinvested	253,916	3,265,356	394,204	4,588,538
Repurchased	(603,012)	(7,789,101)	(659,492)	(7,571,445)
Net increase	1,343,862	$17,205,467	1,636,738	$18,421,089
Class 1 shares
Sold	2,159,165	$27,693,863	2,253,129	$24,597,520
Distributions reinvested	525,344	6,755,928	908,553	10,566,473
Repurchased	(927,563)	(11,486,748)	(1,877,635)	(21,598,636)
Net increase	1,756,946	$22,963,043	1,284,047	$13,565,357
Total net increase	3,108,797	$40,271,806	3,179,705	$34,684,937

Multi-Index 2040 Lifetime Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	7,041	$89,376	153,306	$1,538,514
Distributions reinvested	6,320	80,577	816	9,472
Repurchased	(16,301)	(204,138)	(9,695)	(111,181)
Net increase (decrease)	(2,940)	$(34,185)	144,427	$1,436,805
Class R6 shares
Sold	1,469,603	$18,740,370	2,180,274	$24,922,630
Distributions reinvested	241,603	3,078,025	354,146	4,104,547
Repurchased	(672,694)	(8,666,957)	(1,083,094)	(11,999,282)
Net increase	1,038,512	$13,151,438	1,451,326	$17,027,895
Class 1 shares
Sold	2,199,370	$27,985,512	2,483,433	$27,528,042
Distributions reinvested	706,009	8,994,558	1,176,666	13,649,327
Repurchased	(1,103,605)	(13,963,280)	(2,793,210)	(30,810,895)
Net increase	1,801,774	$23,016,790	866,889	$10,366,474
Total net increase	2,837,346	$36,134,043	2,462,642	$28,831,174

58	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2035 Lifetime Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	25,303	$319,171	400,874	$4,370,006
Distributions reinvested	15,933	199,326	5,923	67,938
Repurchased	(13,899)	(176,752)	(81,665)	(965,132)
Net increase	27,337	$341,745	325,132	$3,472,812
Class R6 shares
Sold	1,823,977	$22,871,598	2,177,669	$24,680,810
Distributions reinvested	275,137	3,439,217	360,262	4,128,607
Repurchased	(715,948)	(9,022,614)	(745,880)	(8,302,262)
Net increase	1,383,166	$17,288,201	1,792,051	$20,507,155
Class 1 shares
Sold	2,581,468	$32,501,849	3,308,674	$36,292,090
Distributions reinvested	877,195	10,973,708	1,340,491	15,362,027
Repurchased	(1,403,292)	(17,162,347)	(3,405,189)	(38,032,846)
Net increase	2,055,371	$26,313,210	1,243,976	$13,621,271
Total net increase	3,465,874	$43,943,156	3,361,159	$37,601,238

Multi-Index 2030 Lifetime Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	17,063	$209,196	564,486	$6,074,211
Distributions reinvested	24,507	301,434	18,470	210,191
Repurchased	(26,308)	(331,683)	(64,374)	(749,408)
Net increase	15,262	$178,947	518,582	$5,534,994
Class R6 shares
Sold	2,832,124	$34,890,555	3,093,803	$35,028,704
Distributions reinvested	233,588	2,870,797	242,164	2,753,408
Repurchased	(843,017)	(10,504,483)	(1,276,706)	(14,094,601)
Net increase	2,222,695	$27,256,869	2,059,261	$23,687,511
Class 1 shares
Sold	2,992,035	$36,915,107	3,897,904	$43,247,395
Distributions reinvested	1,060,140	13,029,121	1,436,423	16,332,135
Repurchased	(1,747,184)	(21,082,869)	(3,885,113)	(43,165,402)
Net increase	2,304,991	$28,861,359	1,449,214	$16,414,128
Total net increase	4,542,948	$56,297,175	4,027,057	$45,636,633

Multi-Index 2025 Lifetime Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	22,390	$268,931	504,236	$5,419,276
Distributions reinvested	19,103	225,984	11,894	132,382
Repurchased	(30,615)	(363,002)	(161,483)	(1,859,306)
Net increase	10,878	$131,913	354,647	$3,692,352
Class R6 shares
Sold	2,229,597	$26,534,916	4,001,879	$44,720,513
Distributions reinvested	244,866	2,896,762	255,404	2,840,092
Repurchased	(894,116)	(10,845,969)	(2,033,093)	(22,249,563)
Net increase	1,580,347	$18,585,709	2,224,190	$25,311,042
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	59

Multi-Index 2025 Lifetime Portfolio , Cont'd	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	2,710,066	$32,303,952	3,554,935	$38,438,614
Distributions reinvested	982,075	11,608,129	1,230,729	13,685,709
Repurchased	(2,127,102)	(24,986,299)	(5,125,185)	(56,200,880)
Net increase (decrease)	1,565,039	$18,925,782	(339,521)	$(4,076,557)
Total net increase	3,156,264	$37,643,404	2,239,316	$24,926,837

Multi-Index 2020 Lifetime Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	11,448	$131,758	475,711	$5,070,433
Distributions reinvested	21,950	250,892	19,872	217,405
Repurchased	(39,442)	(453,088)	(86,161)	(933,545)
Net increase (decrease)	(6,044)	$(70,438)	409,422	$4,354,293
Class R6 shares
Sold	969,118	$11,144,640	3,549,066	$39,099,468
Distributions reinvested	177,201	2,027,179	177,931	1,946,565
Repurchased	(1,055,035)	(12,200,699)	(1,188,190)	(13,054,391)
Net increase	91,284	$971,120	2,538,807	$27,991,642
Class 1 shares
Sold	1,385,280	$15,971,173	2,134,794	$22,624,681
Distributions reinvested	530,013	6,058,043	689,000	7,530,767
Repurchased	(1,318,947)	(15,053,143)	(4,719,435)	(50,544,543)
Net increase (decrease)	596,346	$6,976,073	(1,895,641)	$(20,389,095)
Total net increase	681,586	$7,876,755	1,052,588	$11,956,840

Multi-Index 2015 Lifetime Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	6,470	$71,955	501,532	$5,215,407
Distributions reinvested	2,943	32,225	6,586	70,004
Repurchased	(97,382)	(1,059,069)	(368,905)	(3,958,461)
Net increase (decrease)	(87,969)	$(954,889)	139,213	$1,326,950
Class R6 shares
Sold	382,383	$4,218,410	1,358,858	$14,647,775
Distributions reinvested	87,326	957,089	87,416	929,232
Repurchased	(495,968)	(5,527,047)	(312,146)	(3,168,084)
Net increase (decrease)	(26,259)	$(351,548)	1,134,128	$12,408,923
Class 1 shares
Sold	526,222	$5,835,392	733,706	$7,719,471
Distributions reinvested	171,323	1,877,699	176,958	1,881,062
Repurchased	(484,276)	(5,365,525)	(1,666,055)	(17,825,927)
Net increase (decrease)	213,269	$2,347,566	(755,391)	$(8,225,394)
Total net increase	99,041	$1,041,129	517,950	$5,510,479

60	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2010 Lifetime Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	937	$10,172	25,467	$265,499
Distributions reinvested	768	8,299	730	7,653
Repurchased	(193)	(2,135)	(11,865)	(122,059)
Net increase	1,512	$16,336	14,332	$151,093
Class R6 shares
Sold	122,147	$1,337,162	833,257	$8,890,071
Distributions reinvested	23,938	258,771	38,279	401,163
Repurchased	(98,871)	(1,084,449)	(649,153)	(6,750,590)
Net increase	47,214	$511,484	222,383	$2,540,644
Class 1 shares
Sold	936,947	$10,257,322	883,570	$9,148,484
Distributions reinvested	149,707	1,616,835	114,756	1,201,493
Repurchased	(516,094)	(5,581,728)	(803,607)	(8,347,368)
Net increase	570,560	$6,292,429	194,719	$2,002,609
Total net increase	619,286	$6,820,249	431,434	$4,694,346
Affiliates of the Trust owned shares of the following classes of the portfolios on February 28, 2021. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multi-Index 2065 Lifetime Portfolio	R4	100%
Multi-Index 2065 Lifetime Portfolio	R6	100%
Multi-Index 2065 Lifetime Portfolio	1	100%
Multi-Index 2060 Lifetime Portfolio	1	100%
Multi-Index 2055 Lifetime Portfolio	1	100%
Multi-Index 2050 Lifetime Portfolio	1	100%
Multi-Index 2045 Lifetime Portfolio	1	100%
Multi-Index 2040 Lifetime Portfolio	1	100%
Multi-Index 2035 Lifetime Portfolio	1	100%
Multi-Index 2030 Lifetime Portfolio	1	100%
Multi-Index 2025 Lifetime Portfolio	1	100%
Multi-Index 2020 Lifetime Portfolio	1	100%
Multi-Index 2015 Lifetime Portfolio	1	100%
Multi-Index 2010 Lifetime Portfolio	R4	23%
Multi-Index 2010 Lifetime Portfolio	1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 28, 2021:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multi-Index 2065 Lifetime Portfolio	$11,900	$1,108,495	—	$169,327
Multi-Index 2060 Lifetime Portfolio	567,962	20,050,871	$82,401	4,651,304
Multi-Index 2055 Lifetime Portfolio	1,238,172	37,538,527	208,794	12,266,480
Multi-Index 2050 Lifetime Portfolio	1,571,930	47,165,652	280,909	19,096,068
Multi-Index 2045 Lifetime Portfolio	2,036,954	62,211,857	371,127	24,309,340
Multi-Index 2040 Lifetime Portfolio	5,297,721	62,376,173	784,371	33,397,159
Multi-Index 2035 Lifetime Portfolio	8,206,535	76,095,195	1,305,496	42,314,673
Multi-Index 2030 Lifetime Portfolio	11,583,435	100,064,566	1,838,149	57,775,094
Multi-Index 2025 Lifetime Portfolio	9,817,529	86,472,093	2,225,797	62,135,406
Multi-Index 2020 Lifetime Portfolio	4,517,736	39,447,597	1,577,468	38,850,695
Multi-Index 2015 Lifetime Portfolio	1,333,055	15,416,222	716,368	16,652,570
Multi-Index 2010 Lifetime Portfolio	1,354,043	15,556,392	472,840	10,574,610
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	61

Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets. At February 28, 2021, the portfolios did not hold 5% or more of the net assets of any underlying funds.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2065 Lifetime Portfolio
Strategic Equity Allocation	43,964	—	$663,800	$(90,240)	$(1,827)	$12,110	$2,346	$7,364	$583,843
Multi-Index 2060 Lifetime Portfolio
John Hancock Collateral Trust*	—	—	$18,801,447	$(18,801,036)	$(411)	—	$899	—	—
Strategic Equity Allocation	2,960,944	$26,522,066	11,068,074	(539,776)	(30,122)	$2,301,099	475,369	$1,492,335	$39,321,341
					$(30,533)	$2,301,099	$476,268	$1,492,335	$39,321,341
Multi-Index 2055 Lifetime Portfolio
John Hancock Collateral Trust*	—	—	$33,471,835	$(33,471,250)	$(585)	—	$2,791	—	—
Strategic Equity Allocation	6,995,869	$68,900,689	19,951,742	(1,615,460)	(86,253)	$5,754,421	1,180,162	$3,704,902	$92,905,139
					$(86,838)	$5,754,421	$1,182,953	$3,704,902	$92,905,139
Multi-Index 2050 Lifetime Portfolio
John Hancock Collateral Trust*	—	—	$39,306,407	$(39,305,888)	$(519)	—	$2,052	—	—
Strategic Equity Allocation	9,262,018	$94,289,457	24,208,954	(3,024,161)	(198,809)	$7,724,163	1,567,409	$4,920,594	$122,999,604
					$(199,328)	$7,724,163	$1,569,461	$4,920,594	$122,999,604
Multi-Index 2045 Lifetime Portfolio
John Hancock Collateral Trust*	—	$1,621,582	$73,432,401	$(75,052,822)	$(1,128)	$(33)	$4,647	—	—
Strategic Equity Allocation	12,252,024	124,440,267	32,261,278	(3,952,816)	(202,238)	10,160,394	2,084,840	$6,544,973	$162,706,885
					$(203,366)	$10,160,361	$2,089,487	$6,544,973	$162,706,885
Multi-Index 2040 Lifetime Portfolio
John Hancock Collateral Trust*	3,739	—	$103,013,852	$(102,975,335)	$(1,107)	$(2)	$4,683	—	$37,408
Strategic Equity Allocation	11,893,138	$129,914,226	26,583,468	(9,112,449)	54,131	10,501,498	2,111,328	$6,628,128	157,940,874
					$53,024	$10,501,496	$2,116,011	$6,628,128	$157,978,282
62	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2035 Lifetime Portfolio
John Hancock Collateral Trust*	—	—	$8,048,990	$(8,048,754)	$(236)	—	$151	—	—
Strategic Equity Allocation	12,751,550	$142,958,767	25,484,098	(10,435,327)	22,017	$11,311,035	2,258,704	$7,090,789	$169,340,590
					$21,781	$11,311,035	$2,258,855	$7,090,789	$169,340,590
Multi-Index 2030 Lifetime Portfolio
John Hancock Collateral Trust*	355,845	$1,435,527	$79,041,169	$(76,914,637)	$(1,401)	$(217)	$5,639	—	$3,560,441
Strategic Equity Allocation	12,346,227	138,743,442	28,706,354	(14,884,512)	221,640	11,170,972	2,194,833	$6,890,277	163,957,896
					$220,239	$11,170,755	$2,200,472	$6,890,277	$167,518,337
Multi-Index 2025 Lifetime Portfolio
John Hancock Collateral Trust*	—	$4,563,276	$86,521,658	$(91,082,801)	$(572)	$(1,561)	$7,524	—	—
Strategic Equity Allocation	8,507,461	102,077,025	18,660,749	(15,970,984)	754,742	7,457,552	1,565,274	$4,913,890	$112,979,084
					$754,170	$7,455,991	$1,572,798	$4,913,890	$112,979,084
Multi-Index 2020 Lifetime Portfolio
John Hancock Collateral Trust*	—	—	$48,137,691	$(48,136,766)	$(925)	—	$2,449	—	—
Strategic Equity Allocation	3,004,741	$41,311,542	5,977,186	(10,644,341)	1,107,752	$2,150,826	593,076	$1,861,852	$39,902,965
					$1,106,827	$2,150,826	$595,525	$1,861,852	$39,902,965
Multi-Index 2015 Lifetime Portfolio
John Hancock Collateral Trust*	—	—	$5,916,131	$(5,916,027)	$(104)	—	$411	—	—
Strategic Equity Allocation	745,534	$10,667,437	2,653,823	(4,319,432)	573,298	$325,562	162,708	$510,792	$9,900,688
					$573,194	$325,562	$163,119	$510,792	$9,900,688
Multi-Index 2010 Lifetime Portfolio
John Hancock Collateral Trust*	—	—	$5,060,379	$(5,060,262)	$(117)	—	$271	—	—
Strategic Equity Allocation	455,140	$5,540,522	1,795,320	(1,749,240)	167,179	$290,475	88,707	$278,480	$6,044,256
					$167,062	$290,475	$88,978	$278,480	$6,044,256

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect portfolio performance.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	63

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Robert E. Sykes, CFA
Nathan W. Thooft, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
The portfolios' proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the portfolios' holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. The portfolios' Form N-PORT ﬁlings are available on our website and the SEC’s website, sec.gov.
We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
64	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Disciplined Alternative Yield
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core
ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multi-Index Lifetime Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1554150	RL2SA 2/21
4/2021

Semiannual report
John Hancock
Multi-Index Preservation Portfolios
Target-date
February 28, 2021

A message to shareholders
Dear shareholder,
Financial assets produced robust, broad-based returns, with stocks worldwide finishing the six months ended February 28, 2021, largely in positive territory. Favorable news regarding the efficacy of multiple COVID-19 vaccines and resolution around the U.S. presidential election pushed stocks higher during the period. The results in the bond market have been much more mixed. While the U.S. and foreign high-yield markets have produced positive returns, investment-grade and government bonds have predominantly remained in the red.
Although the U.S. has benefited from a decrease in COVID-19 infections, an influx of new jobs, and a decline in the unemployment rate, other global economies have not fared as well. Some economies may have reopened too early and many industries worldwide will take time to recover from the losses suffered.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multi-Index Preservation Portfolios

2	Multi-Index Preservation Portfolios at a glance
3	Portfolio summary
4	Multi-Index 2065 Preservation Portfolio
5	Multi-Index 2060 Preservation Portfolio
6	Multi-Index 2055 Preservation Portfolio
7	Multi-Index 2050 Preservation Portfolio
8	Multi-Index 2045 Preservation Portfolio
9	Multi-Index 2040 Preservation Portfolio
10	Multi-Index 2035 Preservation Portfolio
11	Multi-Index 2030 Preservation Portfolio
12	Multi-Index 2025 Preservation Portfolio
13	Multi-Index Income Preservation Portfolio
14	Your expenses
17	Portfolios' investments
23	Financial statements
33	Financial highlights
43	Notes to financial statements
61	More information
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	1

Multi-Index Preservation Portfolios at a glance
A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

Multi-Index Preservation Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.
■Portfolios with dates further off initially invest more aggressively in stock funds.
■As a portfolio approaches its target date,1 the allocation will gradually migrate to a more conservative mix to lessen risk and narrow the range of possible outcomes at the retirement date.
■On reaching the retirement date, the allocation ceases to shift; we expect that the participant may then wish to use the savings to seek a retirement income solution.
JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Multi-Index Preservation Portfolios adjusts over time.
The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.
1 Based on an estimated retirement date.
2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.
2	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Portfolio summary
MULTI-INDEX 2060-2025 AND INCOME PRESERVATION PORTFOLIOS' CLASS 1 SHARE RETURNS (%)

For the six months ended 2/28/2021
Total returns for the portfolios assume all distributions are reinvested.
Past performance does not guarantee future results.
MARKET INDEX TOTAL RETURNS
For the six months ended 2/28/2021
U.S. Stocks	S&P 500 Index	9.74%
	Russell Midcap Index	23.80%
	Russell 2000 Index	41.69%
	FTSE NAREIT All Equity REIT Index	8.05%
International Stocks	MSCI EAFE Index	14.33%
	MSCI Emerging Markets Index	22.32%
	MSCI EAFE Small Cap Index	19.04%
Fixed Income	Bloomberg Barclays U.S. Aggregate Bond Index	-1.55%
	ICE Bank of America U.S. High Yield Index	6.08%
	JPMorgan Global Government Bonds Unhedged Index	-1.67%
Market index total returns are included here as broad measures of market performance.
Notes about risk
The portfolios are subject to various risks as described in its prospectuses. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect individual portfolio performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the portfolio’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	3

Multi-Index 2065 Preservation Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	70.5
Equity	70.5
Large Blend	70.5
Unaffiliated investment companies	16.3
Fixed Income	8.2
Equity	8.1
U.S. Government	3.9
Short-term investments and other	9.3
4	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2060 Preservation Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2060 Preservation Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date to 2060+ Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2060 Preservation Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	70.0
Equity	70.0
Large Blend	70.0
Unaffiliated investment companies	23.8
Equity	12.3
Fixed Income	11.5
U.S. Government	6.0
Short-term investments and other	0.2
PERFORMANCE CHART

Total returns for the period ended 2-28-21 (%)
	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2
Inception	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16
Average annual total returns
1 year	24.62	25.08	25.34	25.20	27.41	25.78
Since inception	11.41	11.62	11.80	11.74	11.99	13.11
Cumulative returns
6-months	11.01	11.24	11.30	11.26	14.30	11.22
Since inception	70.17	71.73	73.16	72.66	74.58	83.34
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.28	1.13	0.78	0.82
Net (%)	0.88	0.63	0.38	0.42
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	5

Multi-Index 2055 Preservation Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2055 Preservation Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date to 2055 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2055 Preservation Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	70.0
Equity	70.0
Large Blend	70.0
Unaffiliated investment companies	23.7
Equity	12.3
Fixed Income	11.4
U.S. Government	6.1
Short-term investments and other	0.2
PERFORMANCE CHART

Total returns for the period ended 2-28-21 (%)
	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Average annual total returns
1 year	24.61	24.98	25.28	25.12	26.55	25.78
5 year	12.65	12.88	13.05	13.01	12.86	14.16
Since inception	8.68	8.90	9.08	9.02	8.79	10.49
Cumulative returns
6-months	10.97	11.22	11.27	11.23	14.12	11.22
5 year	81.42	83.25	84.68	84.29	83.13	93.94
Since inception	78.09	80.59	82.65	81.91	79.27	99.72
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.19	1.04	0.69	0.73
Net (%)	0.89	0.64	0.39	0.43
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	For certain types of investors, as described in the portfolio's prospectuses.
6	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2050 Preservation Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2050 Preservation Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date to 2050 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2050 Preservation Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	70.1
Equity	70.1
Large Blend	70.1
Unaffiliated investment companies	23.5
Equity	12.2
Fixed Income	11.3
U.S. Government	6.1
Short-term investments and other	0.3
PERFORMANCE CHART

Total returns for the period ended 2-28-21 (%)
	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2
Inception	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11
Average annual total returns
1 year	24.66	24.91	25.32	25.26	26.47	25.78
5 year	12.55	12.83	13.09	13.03	12.71	14.16
Since inception	8.43	8.65	8.87	8.82	8.70	10.45
Cumulative returns
6-months	10.95	11.12	11.33	11.28	13.90	11.22
5 year	80.57	82.87	84.95	84.47	81.90	93.94
Since inception	121.82	126.10	130.71	129.67	127.12	165.84
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.15	1.00	0.65	0.69
Net (%)	0.89	0.64	0.39	0.43
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 shares were first offered on 5-1-12. Class R2 and Class R6 shares were first offered on 9-4-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
[2]	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	7

Multi-Index 2045 Preservation Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2045 Preservation Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date to 2045 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2045 Preservation Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	68.3
Equity	68.3
Large Blend	68.3
Unaffiliated investment companies	25.0
Fixed Income	13.1
Equity	11.9
U.S. Government	6.4
Short-term investments and other	0.3
PERFORMANCE CHART

Total returns for the period ended 2-28-21 (%)
	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	24.06	24.57	24.72	24.67	25.33	24.85
5 year	12.38	12.79	12.97	12.92	12.29	13.98
10-year	8.52	8.79	8.97	8.93	8.64	10.57
Cumulative returns
6-months	10.70	10.87	10.94	10.97	13.31	10.82
5 year	79.22	82.53	83.99	83.57	78.53	92.39
10-year	126.42	132.24	136.19	135.18	128.98	173.04
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.16	1.01	0.66	0.70
Net (%)	0.88	0.63	0.38	0.42
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 shares were first offered on 5-1-12. Class R2 and Class R6 shares were first offered on 9-4-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
[2]	For certain types of investors, as described in the portfolio's prospectuses.
8	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2040 Preservation Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2040 Preservation Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date to 2040 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2040 Preservation Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	63.6
Equity	63.6
Large Blend	63.6
Unaffiliated investment companies	29.6
Fixed Income	18.6
Equity	11.0
U.S. Government	6.5
Short-term investments and other	0.3
PERFORMANCE CHART

Total returns for the period ended 2-28-21 (%)
	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	22.51	22.84	23.10	23.01	23.91	22.76
5 year	12.05	12.31	12.53	12.47	11.83	13.49
10-year	8.34	8.58	8.76	8.72	8.32	10.31
Cumulative returns
6-months	9.71	9.82	9.96	9.90	12.39	9.58
5 year	76.66	78.70	80.43	79.99	74.93	88.28
10-year	122.77	127.75	131.66	130.81	122.44	166.75
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.16	1.01	0.66	0.70
Net (%)	0.87	0.62	0.37	0.41
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 shares were first offered on 5-1-12. Class R2 and Class R6 shares were first offered on 9-4-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
[2]	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	9

Multi-Index 2035 Preservation Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2035 Preservation Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date to 2035 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2035 Preservation Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	55.9
Equity	55.9
Large Blend	55.9
Unaffiliated investment companies	37.2
Fixed Income	27.4
Equity	9.8
U.S. Government	6.6
Short-term investments and other	0.3
PERFORMANCE CHART

Total returns for the period ended 2-28-21 (%)
	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	19.99	20.29	20.60	20.49	21.76	19.31
5 year	11.14	11.51	11.71	11.65	11.11	12.49
10-year	7.88	8.16	8.35	8.29	7.88	9.79
Cumulative returns
6-months	8.20	8.37	8.51	8.39	10.83	7.53
5 year	69.56	72.44	73.97	73.49	69.36	80.09
10-year	113.60	119.07	122.99	121.77	113.46	154.46
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.14	0.99	0.64	0.68
Net (%)	0.87	0.62	0.37	0.41
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 shares were first offered on 5-1-12. Class R2 and Class R6 shares were first offered on 9-4-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
[2]	For certain types of investors, as described in the portfolio's prospectuses.
10	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2030 Preservation Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2030 Preservation Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date to 2030 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2030 Preservation Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	39.6
Equity	39.6
Large Blend	39.6
Unaffiliated investment companies	53.6
Fixed Income	43.9
Equity	9.7
U.S. Government	6.6
Short-term investments and other	0.2
PERFORMANCE CHART

Total returns for the period ended 2-28-21 (%)
	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	15.42	15.73	16.02	16.05	18.73	14.67
5 year	9.65	10.00	10.21	10.17	10.23	10.92
10-year	7.07	7.34	7.53	7.49	7.38	8.96
Cumulative returns
6-months	5.64	5.81	5.94	5.96	9.06	5.06
5 year	58.49	61.04	62.60	62.31	62.76	67.87
10-year	97.91	102.99	106.63	105.84	103.76	135.95
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.14	0.99	0.64	0.68
Net (%)	0.87	0.62	0.37	0.41
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 shares were first offered on 5-1-12. Class R2 and Class R6 shares were first offered on 9-4-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
[2]	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	11

Multi-Index 2025 Preservation Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index 2025 Preservation Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date to 2025 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2025 Preservation Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	23.8
Equity	23.8
Large Blend	23.8
Unaffiliated investment companies	66.5
Fixed Income	60.7
Equity	5.8
U.S. Government	9.5
Short-term investments and other	0.2
PERFORMANCE CHART

Total returns for the period ended 2-28-21 (%)
	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	10.53	10.90	11.15	11.11	15.34	9.46
5 year	7.54	7.85	8.06	8.00	9.17	8.43
10-year	5.93	6.15	6.34	6.29	6.74	7.58
Cumulative returns
6-months	3.53	3.64	3.85	3.80	6.98	2.93
5 year	43.85	45.91	47.31	46.96	55.10	49.88
10-year	77.99	81.70	84.89	84.09	92.06	107.61
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.14	0.99	0.64	0.68
Net (%)	0.86	0.61	0.36	0.40
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 shares were first offered on 5-1-12. Class R2 and Class R6 shares were first offered on 9-4-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
[2]	For certain types of investors, as described in the portfolio's prospectuses.
12	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index Income Preservation Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi-Index Income Preservation Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date to Retirement Income Index, an unmanaged index comprised of a set of indices aligned with specific target date years. Index performance inception was May 30, 2014. Index since fund inception returns are not available.
Index 2 is the John Hancock Income Preservation Preservation Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S&P/LSTA Leveraged Loan Index.
Index 3 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	7.4
Equity	7.4
Large Blend	7.4
Unaffiliated investment companies	80.3
Fixed Income	73.2
Equity	7.1
U.S. Government	12.2
Short-term investments and other	0.1
PERFORMANCE CHART

Total returns for the period ended 2-28-21 (%)
	Class R2[1,2]	Class R4[1,2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2	Index 3
Average annual total returns
1 year	5.91	6.17	6.53	6.47	10.63	4.89	1.38
5 year	4.12	4.41	4.60	4.57	6.17	4.81	3.55
10-year	3.55	3.76	3.96	3.92	—	4.38	3.58
Cumulative returns
6-months	1.56	1.72	1.88	1.83	3.97	1.34	-1.55
5 year	22.35	24.06	25.22	25.01	34.89	26.49	19.07
10-year	41.78	44.66	47.39	46.84	—	53.49	42.10
Performance figures assume all distributions have been reinvested.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.21	1.06	0.71	0.75
Net (%)	0.84	0.59	0.34	0.38
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class R4 shares were first offered on 5-1-12. Class R2 and Class R6 shares were first offered on 9-4-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
[2]	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	13

Your expenses
As a shareholder of a John Hancock Funds II Multi-Index Preservation Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2020 through February 28, 2021).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2020	Ending value on 2-28-2021	Expenses paid during period ended 2-28-2021[1]	Annualized expense ratio[2]
Multi-Index 2065 Preservation Portfolio
Class R2	Actual expenses/actual returns[3]	$1,000.00	$1,171.30	$1.32	0.28%
	Hypothetical example	1,000.00	1,020.60	1.23	0.28%
Class R4	Actual expenses/actual returns[3]	1,000.00	1,171.60	0.85	0.18%
	Hypothetical example	1,000.00	1,021.00	0.79	0.18%
Class R6	Actual expenses/actual returns[3]	1,000.00	1,173.00	0.14	0.03%
	Hypothetical example	1,000.00	1,021.70	0.13	0.03%
Class 1	Actual expenses/actual returns[3]	1,000.00	1,171.90	0.33	0.07%
	Hypothetical example	1,000.00	1,021.50	0.31	0.07%
Multi-Index 2060 Preservation Portfolio
Class R2	Actual expenses/actual returns	$1,000.00	$1,110.10	$2.46	0.47%
	Hypothetical example	1,000.00	1,022.50	2.36	0.47%
Class R4	Actual expenses/actual returns	1,000.00	1,112.40	0.89	0.17%
	Hypothetical example	1,000.00	1,024.00	0.85	0.17%
Class R6	Actual expenses/actual returns	1,000.00	1,113.00	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,112.60	0.26	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
14	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2020	Ending value on 2-28-2021	Expenses paid during period ended 2-28-2021[1]	Annualized expense ratio[2]
Multi-Index 2055 Preservation Portfolio
Class R2	Actual expenses/actual returns	$1,000.00	$1,109.70	$2.25	0.43%
	Hypothetical example	1,000.00	1,022.70	2.16	0.43%
Class R4	Actual expenses/actual returns	1,000.00	1,112.20	0.84	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class R6	Actual expenses/actual returns	1,000.00	1,112.70	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,112.30	0.26	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multi-Index 2050 Preservation Portfolio
Class R2	Actual expenses/actual returns	$1,000.00	$1,109.50	$2.62	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Class R4	Actual expenses/actual returns	1,000.00	1,111.20	1.36	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R6	Actual expenses/actual returns	1,000.00	1,113.30	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,112.80	0.26	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multi-Index 2045 Preservation Portfolio
Class R2	Actual expenses/actual returns	$1,000.00	$1,107.00	$2.61	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Class R4	Actual expenses/actual returns	1,000.00	1,108.70	0.94	0.18%
	Hypothetical example	1,000.00	1,023.90	0.90	0.18%
Class R6	Actual expenses/actual returns	1,000.00	1,109.40	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,109.70	0.26	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multi-Index 2040 Preservation Portfolio
Class R2	Actual expenses/actual returns	$1,000.00	$1,097.10	$2.60	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Class R4	Actual expenses/actual returns	1,000.00	1,098.20	1.25	0.24%
	Hypothetical example	1,000.00	1,023.60	1.20	0.24%
Class R6	Actual expenses/actual returns	1,000.00	1,099.60	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,099.00	0.26	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multi-Index 2035 Preservation Portfolio
Class R2	Actual expenses/actual returns	$1,000.00	$1,082.00	$2.68	0.52%
	Hypothetical example	1,000.00	1,022.20	2.61	0.52%
Class R4	Actual expenses/actual returns	1,000.00	1,083.70	1.14	0.22%
	Hypothetical example	1,000.00	1,023.70	1.10	0.22%
Class R6	Actual expenses/actual returns	1,000.00	1,085.10	0.10	0.02%
	Hypothetical example	1,000.00	1,024.70	0.10	0.02%
Class 1	Actual expenses/actual returns	1,000.00	1,083.90	0.31	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	15

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2020	Ending value on 2-28-2021	Expenses paid during period ended 2-28-2021[1]	Annualized expense ratio[2]
Multi-Index 2030 Preservation Portfolio
Class R2	Actual expenses/actual returns	$1,000.00	$1,056.40	$3.11	0.61%
	Hypothetical example	1,000.00	1,021.80	3.06	0.61%
Class R4	Actual expenses/actual returns	1,000.00	1,058.10	1.79	0.35%
	Hypothetical example	1,000.00	1,023.10	1.76	0.35%
Class R6	Actual expenses/actual returns	1,000.00	1,059.40	0.46	0.09%
	Hypothetical example	1,000.00	1,024.30	0.45	0.09%
Class 1	Actual expenses/actual returns	1,000.00	1,059.60	0.66	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
Multi-Index 2025 Preservation Portfolio
Class R2	Actual expenses/actual returns	$1,000.00	$1,035.30	$3.23	0.64%
	Hypothetical example	1,000.00	1,021.60	3.21	0.64%
Class R4	Actual expenses/actual returns	1,000.00	1,036.40	1.72	0.34%
	Hypothetical example	1,000.00	1,023.10	1.71	0.34%
Class R6	Actual expenses/actual returns	1,000.00	1,038.50	0.66	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
Class 1	Actual expenses/actual returns	1,000.00	1,038.00	0.91	0.18%
	Hypothetical example	1,000.00	1,023.90	0.90	0.18%
Multi-Index Income Preservation Portfolio
Class R2	Actual expenses/actual returns	$1,000.00	$1,015.60	$3.30	0.66%
	Hypothetical example	1,000.00	1,021.50	3.31	0.66%
Class R4	Actual expenses/actual returns	1,000.00	1,017.20	2.25	0.45%
	Hypothetical example	1,000.00	1,022.60	2.26	0.45%
Class R6	Actual expenses/actual returns	1,000.00	1,018.80	0.95	0.19%
	Hypothetical example	1,000.00	1,023.90	0.95	0.19%
Class 1	Actual expenses/actual returns	1,000.00	1,018.30	1.20	0.24%
	Hypothetical example	1,000.00	1,023.60	1.20	0.24%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
[3]	The inception date for fund is 9-23-20. Actual Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 158/365 (to reflect the period).
16	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Portfolios' investments
MULTI-INDEX 2065 PRESERVATION PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 70.5%
Equity - 70.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	134,973	$1,792,436

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,773,747)		$1,792,436
UNAFFILIATED INVESTMENT COMPANIES - 16.3%
Exchange-traded funds - 16.3%
Financial Select Sector SPDR Fund	570	18,417
Vanguard Emerging Markets Government Bond ETF	234	18,355
Vanguard FTSE Emerging Markets ETF	506	26,560
Vanguard Health Care ETF	84	18,868
Vanguard Information Technology ETF	51	18,182
Vanguard Intermediate-Term Corporate Bond ETF	392	37,075
Vanguard Mid-Cap ETF	441	95,599
Vanguard S&P 500 ETF	37	12,935
Vanguard Small-Cap ETF	75	15,813
Vanguard Total Bond Market ETF	1,561	134,152
Xtrackers USD High Yield Corporate Bond ETF	370	18,378

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $405,574)		$414,334
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.9%
U.S. Government - 3.9%
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	$45,000	24,611
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	47,000	24,877
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	43,000	24,389
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	44,000	24,818

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $107,212)		$98,695
SHORT-TERM INVESTMENTS - 3.0%
Short-term funds - 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (C)	77,984	77,984

TOTAL SHORT-TERM INVESTMENTS (Cost $77,984)		$77,984
Total investments (Cost $2,364,517) - 93.7%		$2,383,449
Other assets and liabilities, net - 6.3%		159,066
TOTAL NET ASSETS - 100.0%		$2,542,515
MULTI-INDEX 2060 PRESERVATION PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 70.0%
Equity - 70.0%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,964,305	$119,045,975

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $103,784,955)		$119,045,975
MULTI-INDEX 2060 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 23.8%
Exchange-traded funds - 23.8%
Financial Select Sector SPDR Fund	58,847	$1,901,347
Vanguard Emerging Markets Government Bond ETF	22,174	1,739,329
Vanguard FTSE Emerging Markets ETF	50,913	2,672,423
Vanguard Health Care ETF	8,502	1,909,719
Vanguard Information Technology ETF	5,139	1,832,054
Vanguard Intermediate-Term Corporate Bond ETF	37,054	3,504,567
Vanguard Mid-Cap ETF	44,560	9,659,717
Vanguard S&P 500 ETF	3,810	1,331,938
Vanguard Small-Cap ETF	7,669	1,616,932
Vanguard Total Bond Market ETF	147,356	12,663,775
Xtrackers USD High Yield Corporate Bond ETF	34,996	1,738,251

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $35,759,062)		$40,570,052
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.0%
U.S. Government - 6.0%
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	$4,715,700	2,579,069
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	4,896,000	2,591,405
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	4,531,000	2,569,914
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	4,556,500	2,570,050

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $11,056,385)		$10,310,438
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (C)	533,736	533,736

TOTAL SHORT-TERM INVESTMENTS (Cost $533,736)		$533,736
Total investments (Cost $151,134,138) - 100.1%		$170,460,201
Other assets and liabilities, net - (0.1%)		(245,461)
TOTAL NET ASSETS - 100.0%		$170,214,740
MULTI-INDEX 2055 PRESERVATION PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 70.0%
Equity - 70.0%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	18,118,231	$240,610,112

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $213,133,705)		$240,610,112
UNAFFILIATED INVESTMENT COMPANIES - 23.7%
Exchange-traded funds - 23.7%
Financial Select Sector SPDR Fund	119,214	3,851,804
Vanguard Emerging Markets Government Bond ETF	44,559	3,495,208
Vanguard FTSE Emerging Markets ETF	101,915	5,349,518
Vanguard Health Care ETF	17,205	3,864,587
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	17

MULTI-INDEX 2055 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Information Technology ETF	10,217	$3,642,361
Vanguard Intermediate-Term Corporate Bond ETF (D)	74,604	7,056,046
Vanguard Mid-Cap ETF	89,767	19,459,690
Vanguard S&P 500 ETF	7,708	2,694,640
Vanguard Small-Cap ETF	15,349	3,236,184
Vanguard Total Bond Market ETF	296,681	25,496,765
Xtrackers USD High Yield Corporate Bond ETF	70,460	3,499,748

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $69,950,707)		$81,646,551
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.1%
U.S. Government - 6.1%
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	$9,573,500	5,235,855
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	9,939,000	5,260,616
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	9,198,400	5,217,192
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	9,250,100	5,217,431

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $22,250,908)		$20,931,094
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 0.1222% (C)(E)	648	6,479
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (C)	813,422	813,422

TOTAL SHORT-TERM INVESTMENTS (Cost $819,901)		$819,901
Total investments (Cost $306,155,221) - 100.1%		$344,007,658
Other assets and liabilities, net - (0.1%)		(195,275)
TOTAL NET ASSETS - 100.0%		$343,812,383
MULTI-INDEX 2050 PRESERVATION PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 70.1%
Equity - 70.1%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	33,451,704	$444,238,631

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $362,323,641)		$444,238,631
UNAFFILIATED INVESTMENT COMPANIES - 23.5%
Exchange-traded funds - 23.5%
Financial Select Sector SPDR Fund	214,730	6,937,926
Vanguard Emerging Markets Government Bond ETF	81,079	6,359,837
Vanguard FTSE Emerging Markets ETF	186,878	9,809,226
Vanguard Health Care ETF	31,546	7,085,863
Vanguard Information Technology ETF	18,731	6,677,602
Vanguard Intermediate-Term Corporate Bond ETF	135,967	12,859,759
Vanguard Mid-Cap ETF	165,138	35,798,616
Vanguard S&P 500 ETF	14,239	4,977,812
MULTI-INDEX 2050 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Small-Cap ETF	28,353	$5,977,947
Vanguard Total Bond Market ETF	539,864	46,395,910
Xtrackers USD High Yield Corporate Bond ETF	128,515	6,383,340

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $126,261,611)		$149,263,838
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.1%
U.S. Government - 6.1%
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	$17,671,800	9,664,906
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	18,346,000	9,710,359
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	16,980,700	9,631,193
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	17,075,100	9,631,048

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $40,827,452)		$38,637,506
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (C)	1,526,888	1,526,888

TOTAL SHORT-TERM INVESTMENTS (Cost $1,526,888)		$1,526,888
Total investments (Cost $530,939,592) - 99.9%		$633,666,863
Other assets and liabilities, net - 0.1%		448,810
TOTAL NET ASSETS - 100.0%		$634,115,673
MULTI-INDEX 2045 PRESERVATION PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 68.3%
Equity - 68.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	40,493,150	$537,749,039

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $429,096,996)		$537,749,039
UNAFFILIATED INVESTMENT COMPANIES - 25.0%
Exchange-traded funds - 25.0%
Financial Select Sector SPDR Fund	268,643	8,679,855
iShares Global Infrastructure ETF	6,985	300,285
iShares MSCI Global Min Vol Factor ETF	38,393	3,613,549
Vanguard Dividend Appreciation ETF	17,588	2,448,425
Vanguard Emerging Markets Government Bond ETF	147,755	11,589,902
Vanguard Energy ETF	23,475	1,564,609
Vanguard FTSE Emerging Markets ETF	191,289	10,040,760
Vanguard Global ex-U.S. Real Estate ETF	5,608	306,477
Vanguard Health Care ETF (D)	38,322	8,607,888
Vanguard Information Technology ETF	22,912	8,168,128
Vanguard Intermediate-Term Corporate Bond ETF	144,353	13,652,907
Vanguard Materials ETF	3,872	620,023
Vanguard Mid-Cap ETF	190,500	41,296,590
18	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2045 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Real Estate ETF	10,733	$943,109
Vanguard S&P 500 ETF	1,201	419,858
Vanguard Small-Cap ETF	31,053	6,547,215
Vanguard Total Bond Market ETF	692,853	59,543,786
Xtrackers USD High Yield Corporate Bond ETF	370,362	18,395,881

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $162,292,662)		$196,739,247
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.4%
U.S. Government - 6.4%
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	$22,874,900	12,510,540
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	23,749,000	12,570,114
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	21,979,400	12,466,380
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	22,102,000	12,466,423

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $53,037,714)		$50,013,457
SHORT-TERM INVESTMENTS - 0.9%
Short-term funds - 0.9%
John Hancock Collateral Trust, 0.1222% (C)(E)	508,482	5,087,663
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (C)	2,270,270	2,270,270

TOTAL SHORT-TERM INVESTMENTS (Cost $7,351,526)		$7,357,933
Total investments (Cost $651,778,898) - 100.6%		$791,859,676
Other assets and liabilities, net - (0.6%)		(4,963,190)
TOTAL NET ASSETS - 100.0%		$786,896,486
MULTI-INDEX 2040 PRESERVATION PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 63.6%
Equity - 63.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	44,994,058	$597,521,092

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $465,700,404)		$597,521,092
UNAFFILIATED INVESTMENT COMPANIES - 29.6%
Exchange-traded funds - 29.6%
Financial Select Sector SPDR Fund	288,288	9,314,585
iShares Global Infrastructure ETF	11,715	503,628
iShares MSCI Global Min Vol Factor ETF	73,362	6,904,831
Vanguard Dividend Appreciation ETF	33,516	4,665,762
Vanguard Emerging Markets Government Bond ETF	294,438	23,095,717
Vanguard Energy ETF	39,958	2,663,201
Vanguard FTSE Emerging Markets ETF	113,889	5,978,034
Vanguard Global ex-U.S. Real Estate ETF	9,405	513,983
Vanguard Health Care ETF	42,916	9,639,792
Vanguard Information Technology ETF	25,261	9,005,547
MULTI-INDEX 2040 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Intermediate-Term Corporate Bond ETF	187,983	$17,779,432
Vanguard Materials ETF	6,499	1,040,685
Vanguard Mid-Cap ETF	182,278	39,514,225
Vanguard Real Estate ETF	18,058	1,586,756
Vanguard S&P 500 ETF	23,516	8,220,958
Vanguard Small-Cap ETF	24,550	5,176,122
Vanguard Total Bond Market ETF	1,199,393	103,075,836
Xtrackers USD High Yield Corporate Bond ETF	606,610	30,130,319

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $240,181,585)		$278,809,413
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.5%
U.S. Government - 6.5%
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	$27,885,500	15,250,893
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	28,949,000	15,322,423
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	26,793,900	15,197,090
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	26,942,900	15,196,886

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $64,644,639)		$60,967,292
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (C)	3,994,489	3,994,489

TOTAL SHORT-TERM INVESTMENTS (Cost $3,994,489)		$3,994,489
Total investments (Cost $774,521,117) - 100.1%		$941,292,286
Other assets and liabilities, net - (0.1%)		(1,376,452)
TOTAL NET ASSETS - 100.0%		$939,915,834
MULTI-INDEX 2035 PRESERVATION PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 55.9%
Equity - 55.9%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	48,849,460	$648,720,823

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $490,448,599)		$648,720,823
UNAFFILIATED INVESTMENT COMPANIES - 37.2%
Exchange-traded funds - 37.2%
Financial Select Sector SPDR Fund	317,136	10,246,664
iShares Global Infrastructure ETF	18,715	804,558
iShares MSCI Global Min Vol Factor ETF	123,249	11,600,196
Vanguard Dividend Appreciation ETF	55,754	7,761,514
Vanguard Emerging Markets Government Bond ETF	503,366	39,484,029
Vanguard Energy ETF	63,958	4,262,801
Vanguard Global ex-U.S. Real Estate ETF	15,058	822,920
Vanguard Health Care ETF (D)	49,785	11,182,707
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	19

MULTI-INDEX 2035 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Information Technology ETF	27,648	$9,856,512
Vanguard Intermediate-Term Corporate Bond ETF	601,430	56,883,249
Vanguard Materials ETF	10,382	1,662,470
Vanguard Mid-Cap ETF	148,559	32,204,620
Vanguard Real Estate ETF	28,832	2,533,468
Vanguard S&P 500 ETF	42,694	14,925,395
Vanguard Small-Cap ETF	22,963	4,841,519
Vanguard Total Bond Market ETF	1,997,281	171,646,330
Xtrackers USD High Yield Corporate Bond ETF	1,013,887	50,359,767

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $385,533,880)		$431,078,719
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.6%
U.S. Government - 6.6%
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	$34,957,800	19,118,814
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	36,291,000	19,208,472
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	33,589,000	19,051,167
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	33,775,800	19,050,918

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $81,019,783)		$76,429,371
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 0.1222% (C)(E)	18,454	184,647
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (C)	3,302,091	3,302,091

TOTAL SHORT-TERM INVESTMENTS (Cost $3,486,751)		$3,486,738
Total investments (Cost $960,489,013) - 100.0%		$1,159,715,651
Other assets and liabilities, net - (0.0%)		(130,907)
TOTAL NET ASSETS - 100.0%		$1,159,584,744
MULTI-INDEX 2030 PRESERVATION PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 39.6%
Equity - 39.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	37,848,526	$502,628,428

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $371,506,714)		$502,628,428
UNAFFILIATED INVESTMENT COMPANIES - 53.6%
Exchange-traded funds - 53.6%
Financial Select Sector SPDR Fund	302,671	9,779,300
Invesco Senior Loan ETF	281,507	6,249,455
iShares Global Infrastructure ETF	25,271	1,086,400
iShares MSCI Global Min Vol Factor ETF	165,873	15,611,967
SPDR Portfolio Short Term Corporate Bond ETF	110,610	3,468,730
Vanguard Dividend Appreciation ETF	75,285	10,480,425
MULTI-INDEX 2030 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Emerging Markets Government Bond ETF	703,397	$55,174,461
Vanguard Energy ETF	86,062	5,736,032
Vanguard FTSE Developed Markets ETF	171,225	8,220,512
Vanguard Global ex-U.S. Real Estate ETF	20,224	1,105,242
Vanguard Health Care ETF	49,332	11,080,954
Vanguard Information Technology ETF	27,158	9,681,827
Vanguard Intermediate-Term Corporate Bond ETF	1,058,907	100,151,424
Vanguard Materials ETF	14,009	2,243,261
Vanguard Mid-Cap ETF	87,878	19,050,193
Vanguard Real Estate ETF	38,950	3,422,537
Vanguard S&P 500 ETF	64,759	22,639,099
Vanguard Short-Term Corporate Bond ETF	41,857	3,464,085
Vanguard Small-Cap ETF	15,945	3,361,844
Vanguard Total Bond Market ETF	3,769,053	323,912,413
Xtrackers USD High Yield Corporate Bond ETF	1,314,823	65,307,258

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $626,694,851)		$681,227,419
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.6%
U.S. Government - 6.6%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$2,012,988	2,106,758
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	2,273,539	2,454,711
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	2,258,771	2,442,958
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	34,897,100	19,085,616
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	36,230,000	19,176,186
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	33,530,500	19,017,987
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	33,717,600	19,018,091

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $87,241,750)		$83,302,307
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (C)	4,820,087	4,820,087

TOTAL SHORT-TERM INVESTMENTS (Cost $4,820,087)		$4,820,087
Total investments (Cost $1,090,263,402) - 100.2%		$1,271,978,241
Other assets and liabilities, net - (0.2%)		(2,427,159)
TOTAL NET ASSETS - 100.0%		$1,269,551,082
MULTI-INDEX 2025 PRESERVATION PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 23.8%
Equity - 23.8%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	19,675,158	$261,286,096
20	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTI-INDEX 2025 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $190,735,552)		$261,286,096
UNAFFILIATED INVESTMENT COMPANIES - 66.5%
Exchange-traded funds - 66.5%
Invesco Senior Loan ETF (D)	1,548,002	$34,365,644
iShares Global Infrastructure ETF (D)	26,016	1,118,428
iShares MSCI Global Min Vol Factor ETF	171,375	16,129,815
SPDR Portfolio Short Term Corporate Bond ETF	1,373,900	43,085,504
Vanguard Dividend Appreciation ETF (D)	77,557	10,796,710
Vanguard Emerging Markets Government Bond ETF	723,492	56,750,712
Vanguard Energy ETF (D)	89,109	5,939,115
Vanguard Global ex-U.S. Real Estate ETF	20,887	1,141,475
Vanguard Intermediate-Term Corporate Bond ETF (D)	1,432,628	135,497,956
Vanguard Materials ETF	14,436	2,311,637
Vanguard Mid-Cap ETF (D)	12,813	2,777,602
Vanguard Real Estate ETF	40,657	3,572,531
Vanguard S&P 500 ETF	53,083	18,557,286
Vanguard Short-Term Corporate Bond ETF	521,118	43,127,726
Vanguard Small-Cap ETF (D)	5,860	1,235,522
Vanguard Total Bond Market ETF	3,354,638	288,297,590
Xtrackers USD High Yield Corporate Bond ETF	1,290,993	64,123,622

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $688,310,125)		$728,828,875
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.5%
U.S. Government - 9.5%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$21,232,689	22,221,751
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	23,988,212	25,899,771
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	23,836,086	25,779,752
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	13,569,200	7,421,148
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	14,084,000	7,454,524
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	13,035,300	7,393,423
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	13,107,800	7,393,330

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $102,186,626)		$103,563,699
SHORT-TERM INVESTMENTS - 12.4%
Short-term funds - 12.4%
John Hancock Collateral Trust, 0.1222% (C)(E)	13,199,209	132,066,001
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (C)	3,879,893	3,879,893

TOTAL SHORT-TERM INVESTMENTS (Cost $135,952,489)		$135,945,894
Total investments (Cost $1,117,184,792) - 112.2%		$1,229,624,564
Other assets and liabilities, net - (12.2%)		(133,724,711)
TOTAL NET ASSETS - 100.0%		$1,095,899,853
MULTI-INDEX INCOME PRESERVATION PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 7.4%
Equity - 7.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,165,470	$55,317,436

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $39,568,542)		$55,317,436
UNAFFILIATED INVESTMENT COMPANIES - 80.3%
Exchange-traded funds - 80.3%
Invesco Senior Loan ETF	1,726,291	38,323,660
iShares Global Infrastructure ETF	20,762	892,558
iShares MSCI Global Min Vol Factor ETF	178,809	16,829,503
SPDR Portfolio Short Term Corporate Bond ETF	1,531,185	48,017,962
Vanguard Dividend Appreciation ETF	54,393	7,572,050
Vanguard Emerging Markets Government Bond ETF	539,787	42,340,892
Vanguard Energy ETF	69,909	4,659,435
Vanguard Global ex-U.S. Real Estate ETF	16,616	908,064
Vanguard Intermediate-Term Corporate Bond ETF	1,493,599	141,264,593
Vanguard Materials ETF	11,520	1,844,698
Vanguard Real Estate ETF	31,831	2,796,990
Vanguard S&P 500 ETF	50,556	17,673,872
Vanguard Short-Term Corporate Bond ETF	580,775	48,064,939
Vanguard Total Bond Market ETF	2,082,564	178,975,550
Xtrackers USD High Yield Corporate Bond ETF	926,802	46,034,255

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $563,458,060)		$596,199,021
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.2%
U.S. Government - 12.2%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$25,926,916	27,134,645
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	29,292,075	31,626,288
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	29,104,872	31,478,170

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $86,675,826)		$90,239,103
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (C)	1,614,105	1,614,105

TOTAL SHORT-TERM INVESTMENTS (Cost $1,614,105)		$1,614,105
Total investments (Cost $691,316,533) - 100.1%		$743,369,665
Other assets and liabilities, net - (0.1%)		(496,549)
TOTAL NET ASSETS - 100.0%		$742,873,116
Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	21

MULTI-INDEX INCOME PRESERVATION PORTFOLIO (continued)

(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 2-28-21.
(D)	All or a portion of this security is on loan as of 2-28-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
22	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 2-28-21 (unaudited)

	Multi-Index 2065 Preservation Portfolio	Multi-Index 2060 Preservation Portfolio	Multi-Index 2055 Preservation Portfolio	Multi-Index 2050 Preservation Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$591,013	$51,414,226	$103,391,067	$189,428,232
Affiliated investments, at value	1,792,436	119,045,975	240,616,591	444,238,631
Total investments, at value	2,383,449	170,460,201	344,007,658	633,666,863
Dividends and interest receivable	3	11	18	41
Receivable for fund shares sold	847,558	468,561	48,303	474,556
Receivable for investments sold	—	—	86,044	109,221
Receivable for securities lending income	—	—	2	—
Receivable from affiliates	1,545	4,505	7,546	13,270
Other assets	53,273	42,522	45,024	36,062
Total assets	3,285,828	170,975,800	344,194,595	634,300,013
Liabilities
Payable for investments purchased	634,689	707,248	311,365	96,947
Payable upon return of securities loaned	—	—	6,611	—
Payable to affiliates
Accounting and legal services fees	51	7,973	16,618	30,809
Transfer agent fees	2	24	38	157
Distribution and service fees	—	42	68	381
Trustees' fees	7	134	245	464
Other liabilities and accrued expenses	108,564	45,639	47,267	55,582
Total liabilities	743,313	761,060	382,212	184,340
Net assets	$2,542,515	$170,214,740	$343,812,383	$634,115,673
Net assets consist of
Paid-in capital	$2,500,064	$148,317,762	$300,243,840	$518,652,177
Total distributable earnings (loss)	42,451	21,896,978	43,568,543	115,463,496
Net assets	$2,542,515	$170,214,740	$343,812,383	$634,115,673
Unaffiliated investments, at cost	$590,770	$47,349,183	$93,015,037	$168,615,951
Affiliated investments, at cost	1,773,747	103,784,955	213,140,184	362,323,641
Total investments, at cost	2,364,517	151,134,138	306,155,221	530,939,592
Securities loaned, at value	—	—	$6,481	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R2
Net assets	$57,900	$482,478	$490,429	$1,388,234
Shares outstanding	5,000	35,764	40,685	102,283
Net asset value, offering price and redemption price per share	$11.58	$13.49	$12.05	$13.57
Class R4
Net assets	$57,912	$186,011	$52,622	$1,432,982
Shares outstanding	5,000	13,772	4,360	105,268
Net asset value, offering price and redemption price per share	$11.58	$13.51	$12.07	$13.61
Class R6
Net assets	$57,925	$2,333,519	$4,240,510	$16,380,453
Shares outstanding	5,000	172,646	351,415	1,209,220
Net asset value, offering price and redemption price per share	$11.59	$13.52	$12.07	$13.55
Class 1
Net assets	$2,368,778	$167,212,732	$339,028,822	$614,914,004
Shares outstanding	204,507	12,375,920	28,107,678	45,379,410
Net asset value, offering price and redemption price per share	$11.58	$13.51	$12.06	$13.55
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	23

STATEMENTS OF ASSETS AND LIABILITIES 2-28-21 (unaudited)

Continued
	Multi-Index 2045 Preservation Portfolio	Multi-Index 2040 Preservation Portfolio	Multi-Index 2035 Preservation Portfolio	Multi-Index 2030 Preservation Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$249,022,974	$343,771,194	$510,810,181	$769,349,813
Affiliated investments, at value	542,836,702	597,521,092	648,905,470	502,628,428
Total investments, at value	791,859,676	941,292,286	1,159,715,651	1,271,978,241
Cash	—	—	—	22,042
Dividends and interest receivable	54	75	102	1,847
Receivable for fund shares sold	334,788	13,270	12,357	31,748
Receivable for investments sold	—	—	459,036	100
Receivable for securities lending income	1,895	—	1,978	23
Receivable from affiliates	16,906	20,678	25,179	26,989
Other assets	38,094	40,421	43,965	45,510
Total assets	792,251,413	941,366,730	1,160,258,268	1,272,106,500
Liabilities
Payable for investments purchased	162,051	1,151,131	—	719,939
Payable for fund shares repurchased	—	194,551	369,379	1,707,793
Payable upon return of securities loaned	5,096,923	—	184,600	—
Payable to affiliates
Accounting and legal services fees	38,254	45,845	56,781	62,472
Transfer agent fees	108	184	186	266
Distribution and service fees	283	173	325	344
Trustees' fees	559	671	827	944
Other liabilities and accrued expenses	56,749	58,341	61,426	63,660
Total liabilities	5,354,927	1,450,896	673,524	2,555,418
Net assets	$786,896,486	$939,915,834	$1,159,584,744	$1,269,551,082
Net assets consist of
Paid-in capital	$630,876,998	$752,177,618	$931,941,507	$1,052,518,341
Total distributable earnings (loss)	156,019,488	187,738,216	227,643,237	217,032,741
Net assets	$786,896,486	$939,915,834	$1,159,584,744	$1,269,551,082
Unaffiliated investments, at cost	$217,600,646	$308,820,713	$469,855,754	$718,756,688
Affiliated investments, at cost	434,178,252	465,700,404	490,633,259	371,506,714
Total investments, at cost	651,778,898	774,521,117	960,489,013	1,090,263,402
Securities loaned, at value	$4,996,810	—	$180,880	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R2
Net assets	$1,465,240	$809,862	$1,660,510	$1,237,252
Shares outstanding	96,564	54,551	114,628	90,287
Net asset value, offering price and redemption price per share	$15.17	$14.85	$14.49	$13.70
Class R4
Net assets	$64,358	$248,233	$98,993	$1,353,306
Shares outstanding	4,223	16,639	6,799	98,143
Net asset value, offering price and redemption price per share	$15.24	$14.92	$14.56	$13.79
Class R6
Net assets	$11,912,607	$21,567,799	$21,165,424	$30,563,834
Shares outstanding	786,098	1,457,576	1,462,109	2,232,548
Net asset value, offering price and redemption price per share	$15.15	$14.80	$14.48	$13.69
Class 1
Net assets	$773,454,281	$917,289,940	$1,136,659,817	$1,236,396,690
Shares outstanding	51,046,841	61,887,465	78,594,261	90,271,971
Net asset value, offering price and redemption price per share	$15.15	$14.82	$14.46	$13.70
24	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-28-21 (unaudited)

Continued
	Multi-Index 2025 Preservation Portfolio	Multi-Index Income Preservation Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$836,272,467	$688,052,229
Affiliated investments, at value	393,352,097	55,317,436
Total investments, at value	1,229,624,564	743,369,665
Dividends and interest receivable	18,344	22,324
Receivable for fund shares sold	11,330	8,109
Receivable for investments sold	435,181	943,315
Receivable for securities lending income	9,813	1,643
Receivable from affiliates	25,580	20,027
Other assets	43,385	40,394
Total assets	1,230,168,197	744,405,477
Liabilities
Payable for investments purchased	—	235
Payable for fund shares repurchased	1,800,534	1,350,754
Payable upon return of securities loaned	132,355,152	—
Payable to affiliates
Accounting and legal services fees	54,499	34,053
Transfer agent fees	118	149
Distribution and service fees	391	276
Trustees' fees	868	422
Other liabilities and accrued expenses	56,782	146,472
Total liabilities	134,268,344	1,532,361
Net assets	$1,095,899,853	$742,873,116
Net assets consist of
Paid-in capital	$955,717,790	$686,007,845
Total distributable earnings (loss)	140,182,063	56,865,271
Net assets	$1,095,899,853	$742,873,116
Unaffiliated investments, at cost	$794,376,644	$651,747,991
Affiliated investments, at cost	322,808,148	39,568,542
Total investments, at cost	1,117,184,792	691,316,533
Securities loaned, at value	$144,809,049	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R2
Net assets	$2,005,558	$2,026,659
Shares outstanding	158,871	174,211
Net asset value, offering price and redemption price per share	$12.62	$11.63
Class R4
Net assets	$104,971	$599,891
Shares outstanding	8,296	51,626
Net asset value, offering price and redemption price per share	$12.65	$11.62
Class R6
Net assets	$12,598,937	$15,807,943
Shares outstanding	1,000,666	1,363,036
Net asset value, offering price and redemption price per share	$12.59	$11.60
Class 1
Net assets	$1,081,190,387	$724,438,623
Shares outstanding	85,867,704	62,422,756
Net asset value, offering price and redemption price per share	$12.59	$11.61
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	25

STATEMENTS OF OPERATIONS For the six months ended 2-28-21 (unaudited)

	Multi-Index 2065 Preservation Portfolio[1]	Multi-Index 2060 Preservation Portfolio	Multi-Index 2055 Preservation Portfolio	Multi-Index 2050 Preservation Portfolio
Investment income
Dividends from affiliated investments	$10,207	$1,667,859	$3,529,096	$6,533,213
Dividends from unaffiliated investments	1,248	394,246	834,053	1,534,224
Interest	323	78,316	169,667	321,839
Securities lending	—	—	2,871	3,086
Other income received from advisor	—	18,731	22,534	42,672
Total investment income	11,778	2,159,152	4,558,221	8,435,034
Expenses
Investment management fees	653	145,535	307,064	570,276
Distribution and service fees	245	39,456	82,024	154,280
Accounting and legal services fees	58	12,887	27,159	50,088
Transfer agent fees	8	125	195	911
Trustees' fees	9	1,298	2,753	4,955
Custodian fees	5,049	17,929	18,067	18,083
State registration fees	24,306	30,565	29,901	34,775
Printing and postage	7,907	9,454	8,988	11,786
Professional fees	30,133	18,824	21,133	25,066
Other	5,043	7,133	8,525	11,338
Total expenses	73,411	283,206	505,809	881,558
Less expense reductions	(73,127)	(243,770)	(423,730)	(727,583)
Net expenses	284	39,436	82,079	153,975
Net investment income	11,494	2,119,716	4,476,142	8,281,059
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(1,997)	646,210	1,560,753	3,180,845
Affiliated investments	(5,917)	(205,211)	(385,382)	1,473,735
Capital gain distributions received from unaffiliated investments	156	26,127	54,415	100,164
Capital gain distributions received from affiliated investments	32,043	5,235,940	11,078,952	20,509,826
	24,285	5,703,066	12,308,738	25,264,570
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	243	666,025	1,359,546	2,244,602
Affiliated investments	18,689	8,363,911	17,554,753	30,501,890
	18,932	9,029,936	18,914,299	32,746,492
Net realized and unrealized gain	43,217	14,733,002	31,223,037	58,011,062
Increase in net assets from operations	$54,711	$16,852,718	$35,699,179	$66,292,121

[1]	Period from 9-23-20 (commencement of operations) to 2-28-21. Unaudited.
26	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-21 (unaudited)

Continued

	Multi-Index 2045 Preservation Portfolio	Multi-Index 2040 Preservation Portfolio	Multi-Index 2035 Preservation Portfolio	Multi-Index 2030 Preservation Portfolio
Investment income
Dividends from affiliated investments	$7,902,137	$8,841,156	$9,622,775	$7,560,676
Dividends from unaffiliated investments	2,181,079	3,193,505	5,080,354	8,094,731
Interest	406,261	499,592	628,483	718,190
Securities lending	13,760	62	5,524	10,129
Other income received from advisor	85,951	78,509	—	—
Total investment income	10,589,188	12,612,824	15,337,136	16,383,726
Expenses
Investment management fees	728,257	965,182	1,379,341	1,985,791
Distribution and service fees	189,572	225,381	282,845	314,039
Accounting and legal services fees	62,055	74,799	92,838	103,089
Transfer agent fees	608	1,062	1,031	1,590
Trustees' fees	6,152	7,499	9,357	10,837
Custodian fees	17,945	17,929	18,067	18,627
State registration fees	34,292	34,618	34,488	34,986
Printing and postage	11,588	11,363	11,503	11,181
Professional fees	26,955	29,154	32,244	34,370
Other	12,671	14,177	16,661	20,235
Total expenses	1,090,095	1,381,164	1,878,375	2,534,745
Less expense reductions	(900,317)	(1,155,539)	(1,523,419)	(1,684,849)
Net expenses	189,778	225,625	354,956	849,896
Net investment income	10,399,410	12,387,199	14,982,180	15,533,830
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	3,580,419	4,475,172	5,582,825	7,129,265
Affiliated investments	1,775,292	3,161,927	10,513,662	23,549,438
Capital gain distributions received from unaffiliated investments	125,033	203,285	397,705	743,493
Capital gain distributions received from affiliated investments	24,807,314	27,755,194	30,208,943	23,735,359
	30,288,058	35,595,578	46,703,135	55,157,555
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	2,080,200	(1,712,260)	(8,550,634)	(15,344,372)
Affiliated investments	37,346,372	41,404,381	39,979,823	18,260,891
	39,426,572	39,692,121	31,429,189	2,916,519
Net realized and unrealized gain	69,714,630	75,287,699	78,132,324	58,074,074
Increase in net assets from operations	$80,114,040	$87,674,898	$93,114,504	$73,607,904
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	27

STATEMENTS OF OPERATIONS For the six months ended 2-28-21 (unaudited)

Continued
	Multi-Index 2025 Preservation Portfolio	Multi-Index Income Preservation Portfolio
Investment income
Dividends from affiliated investments	$3,986,437	$875,165
Dividends from unaffiliated investments	9,043,675	6,286,423
Interest	1,002,523	633,198
Securities lending	95,796	23,294
Total investment income	14,128,431	7,818,080
Expenses
Investment management fees	2,137,326	1,525,045
Distribution and service fees	279,718	163,354
Accounting and legal services fees	90,569	47,491
Transfer agent fees	659	864
Trustees' fees	9,633	3,227
Custodian fees	18,627	19,242
State registration fees	34,270	35,346
Printing and postage	10,852	9,860
Professional fees	32,631	20,616
Other	17,650	11,243
Total expenses	2,631,935	1,836,288
Less expense reductions	(1,633,169)	(1,053,889)
Net expenses	998,766	782,399
Net investment income	13,129,665	7,035,681
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	3,957,020	2,704,649
Affiliated investments	23,422,248	2,856,307
Capital gain distributions received from unaffiliated investments	769,028	610,862
Capital gain distributions received from affiliated investments	12,514,689	2,747,422
	40,662,985	8,919,240
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(12,950,417)	(11,840,633)
Affiliated investments	1,273,542	10,514,845
	(11,676,875)	(1,325,788)
Net realized and unrealized gain	28,986,110	7,593,452
Increase in net assets from operations	$42,115,775	$14,629,133
28	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Multi-Index 2065 Preservation Portfolio	Multi-Index 2060 Preservation Portfolio		Multi-Index 2055 Preservation Portfolio
	Period ended 2-28-21[1] (unaudited)	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20
Increase (decrease) in net assets
From operations
Net investment income	$11,494	$2,119,716	$2,518,384	$4,476,142	$6,520,136
Net realized gain	24,285	5,703,066	1,433,015	12,308,738	8,696,349
Change in net unrealized appreciation (depreciation)	18,932	9,029,936	13,877,155	18,914,299	26,855,999
Increase in net assets resulting from operations	54,711	16,852,718	17,828,554	35,699,179	42,072,484
Distributions to shareholders
From earnings
Class R1[2]	—	—	(7,282)	—	(4,327)
Class R2	(652)	(13,081)	(12,677)	(13,713)	(18,763)
Class R4	(665)	(6,074)	(9,184)	(2,326)	(4,717)
Class R6	(687)	(63,915)	(394,138)	(155,878)	(173,850)
Class 1	(10,256)	(5,526,137)	(7,773,171)	(15,350,871)	(27,599,428)
Total distributions	(12,260)	(5,609,207)	(8,196,452)	(15,522,788)	(27,801,085)
Portfolio share transactions
From portfolio share transactions	2,500,064	16,103,059	39,707,194	7,275,908	34,564,061
Total increase	2,542,515	27,346,570	49,339,296	27,452,299	48,835,460
Net assets
Beginning of period	—	142,868,170	93,528,874	316,360,084	267,524,624
End of period	$2,542,515	$170,214,740	$142,868,170	$343,812,383	$316,360,084

[1]	Period from 9-23-20 (commencement of operations) to 2-28-21. Unaudited.
[2]	Share class was redesignated during the period. Refer to Note 5 for further details.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	29

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multi-Index 2050 Preservation Portfolio		Multi-Index 2045 Preservation Portfolio		Multi-Index 2040 Preservation Portfolio
	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20
Increase (decrease) in net assets
From operations
Net investment income	$8,281,059	$14,412,498	$10,399,410	$18,129,456	$12,387,199	$22,460,571
Net realized gain	25,264,570	12,121,113	30,288,058	15,757,135	35,595,578	22,118,863
Change in net unrealized appreciation (depreciation)	32,746,492	54,426,711	39,426,572	65,249,838	39,692,121	74,194,381
Increase in net assets resulting from operations	66,292,121	80,960,322	80,114,040	99,136,429	87,674,898	118,773,815
Distributions to shareholders
From earnings
Class R1[2]	—	(43,915)	—	(39,313)	—	(26,327)
Class R2	(42,492)	(74,748)	(43,747)	(53,859)	(25,807)	(33,924)
Class R4	(47,847)	(121,210)	(2,403)	(5,251)	(9,721)	(17,841)
Class R6	(567,018)	(8,007,679)	(432,503)	(7,509,848)	(854,720)	(8,512,645)
Class 1	(22,377,455)	(56,088,706)	(30,311,154)	(71,885,959)	(38,835,400)	(86,000,544)
Total distributions	(23,034,812)	(64,336,258)	(30,789,807)	(79,494,230)	(39,725,648)	(94,591,281)
Portfolio share transactions
From portfolio share transactions	(7,393,591)	(23,102,903)	(1,748,156)	(41,181,890)	(8,419,174)	(59,265,957)
Total increase (decrease)	35,863,718	(6,478,839)	47,576,077	(21,539,691)	39,530,076	(35,083,423)
Net assets
Beginning of period	598,251,955	604,730,794	739,320,409	760,860,100	900,385,758	935,469,181
End of period	$634,115,673	$598,251,955	$786,896,486	$739,320,409	$939,915,834	$900,385,758

[2]	Share class was redesignated during the period. Refer to Note 5 for further details.
30	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multi-Index 2035 Preservation Portfolio		Multi-Index 2030 Preservation Portfolio		Multi-Index 2025 Preservation Portfolio
	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20
Increase (decrease) in net assets
From operations
Net investment income	$14,982,180	$28,580,026	$15,533,830	$32,728,402	$13,129,665	$29,602,168
Net realized gain	46,703,135	29,172,225	55,157,555	45,925,462	40,662,985	45,908,949
Change in net unrealized appreciation (depreciation)	31,429,189	86,010,515	2,916,519	70,120,717	(11,676,875)	29,236,093
Increase in net assets resulting from operations	93,114,504	143,762,766	73,607,904	148,774,581	42,115,775	104,747,210
Distributions to shareholders
From earnings
Class R1[2]	—	(57,096)	—	(57,451)	—	(21,889)
Class R2	(64,365)	(109,633)	(59,482)	(49,243)	(111,015)	(99,769)
Class R4	(4,110)	(6,155)	(71,871)	(128,526)	(6,428)	(4,679)
Class R6	(833,901)	(8,661,162)	(1,614,945)	(8,067,775)	(712,662)	(5,378,612)
Class 1	(50,808,632)	(101,080,336)	(70,755,424)	(98,923,584)	(69,601,359)	(79,097,274)
Total distributions	(51,711,008)	(109,914,382)	(72,501,722)	(107,226,579)	(70,431,464)	(84,602,223)
Portfolio share transactions
From portfolio share transactions	(8,065,867)	(94,896,940)	(8,008,909)	(130,572,760)	(8,203,616)	(146,715,038)
Total increase (decrease)	33,337,629	(61,048,556)	(6,902,727)	(89,024,758)	(36,519,305)	(126,570,051)
Net assets
Beginning of period	1,126,247,115	1,187,295,671	1,276,453,809	1,365,478,567	1,132,419,158	1,258,989,209
End of period	$1,159,584,744	$1,126,247,115	$1,269,551,082	$1,276,453,809	$1,095,899,853	$1,132,419,158

[2]	Share class was redesignated during the period. Refer to Note 5 for further details.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	31

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multi-Index Income Preservation Portfolio
	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20
Increase (decrease) in net assets
From operations
Net investment income	$7,035,681	$7,747,565
Net realized gain	8,919,240	11,458,889
Change in net unrealized appreciation (depreciation)	(1,325,788)	(1,171,771)
Increase in net assets resulting from operations	14,629,133	18,034,683
Distributions to shareholders
From earnings
Class R1[2]	—	(6,013)
Class R2	(43,133)	(22,708)
Class R4	(14,216)	(23,560)
Class R6	(432,531)	(885,176)
Class 1	(19,503,241)	(11,757,001)
Total distributions	(19,993,121)	(12,694,458)
Portfolio share transactions
From portfolio share transactions	(47,430,295)	(63,816,010)
Issued in reorganization	494,126,426	—
Total portfolio share transactions	446,696,131	(63,816,010)
Total increase (decrease)	441,332,143	(58,475,785)
Net assets
Beginning of period	301,540,973	360,016,758
End of period	$742,873,116	$301,540,973

[2]	Share class was redesignated during the period. Refer to Note 5 for further details.
32	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Multi-Index 2065 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R2
02-28-2021[5]	10.00	0.13	1.58	1.71	(0.13)	—	(0.13)	11.58	17.13[6]	23.06[7]	0.28[7]	0.88[7]	—[8]	71
Class R4
02-28-2021[5]	10.00	0.13	1.58	1.71	(0.13)	—	(0.13)	11.58	17.16[6]	23.06[7]	0.18[7]	0.98[7]	—[8]	71
Class R6
02-28-2021[5]	10.00	0.14	1.59	1.73	(0.14)	—	(0.14)	11.59	17.30[6]	22.81[7]	0.03[7]	1.13[7]	—[8]	71
Class 1
02-28-2021[5]	10.00	0.20	1.52	1.72	(0.14)	—	(0.14)	11.58	17.19[6]	22.85[7]	0.07[7]	2.01[7]	2	71

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Period from 9-23-20 (commencement of operations) to 2-28-21. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	33

Financial highlights continued
Multi-Index 2060 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R2
02-28-2021[5]	12.54	0.16[6]	1.21	1.37	(0.16)	(0.26)	(0.42)	13.49	11.01[7]	0.78[8]	0.47[8]	1.30[6,8]	—[9]	9
08-31-2020	11.74	0.22[6]	1.47	1.69	(0.25)	(0.64)	(0.89)	12.54	14.75	0.81	0.45	1.92[6]	—[9]	31
08-31-2019	12.64	0.23[6]	(0.28)	(0.05)	(0.22)	(0.63)	(0.85)	11.74	0.53	0.83	0.42	2.01[6]	—[9]	11
08-31-2018	11.90	0.20[6]	0.99	1.19	(0.21)	(0.24)	(0.45)	12.64	10.11	0.88	0.27	1.58[6]	—[9]	10
08-31-2017	10.58	0.21[6]	1.26	1.47	(0.15)	—	(0.15)	11.90	14.07	1.92	0.26	1.93[6]	—[9]	14
08-31-2016[10]	10.00	0.02	0.56	0.58	—	—	—	10.58	5.80[7]	22.57[8]	0.31[8]	0.52[8]	—[9]	—[11]
Class R4
02-28-2021[5]	12.56	0.16[6]	1.24	1.40	(0.19)	(0.26)	(0.45)	13.51	11.24[7]	0.59[8]	0.17[8]	1.33[6,8]	—[9]	9
08-31-2020	11.76	0.25[6]	1.47	1.72	(0.28)	(0.64)	(0.92)	12.56	15.03	0.64	0.17	2.17[6]	—[9]	31
08-31-2019	12.66	0.26[6]	(0.29)	(0.03)	(0.24)	(0.63)	(0.87)	11.76	0.75	0.68	0.16	2.19[6]	—[9]	11
08-31-2018	11.90	0.22[6]	1.00	1.22	(0.22)	(0.24)	(0.46)	12.66	10.29	0.88	0.16	1.76[6]	—[9]	10
08-31-2017	10.58	0.23[6]	1.25	1.48	(0.16)	—	(0.16)	11.90	14.16	1.92	0.16	2.04[6]	—[9]	14
08-31-2016[10]	10.00	0.03	0.55	0.58	—	—	—	10.58	5.80[7]	22.57[8]	0.21[8]	0.62[8]	—[9]	—[11]
Class R6
02-28-2021[5]	12.58	0.17[6]	1.24	1.41	(0.21)	(0.26)	(0.47)	13.52	11.30[7]	0.32[8]	—[8]	1.55[6,8]	2	9
08-31-2020	11.78	0.31[6]	1.43	1.74	(0.30)	(0.64)	(0.94)	12.58	15.20	0.38	—	2.69[6]	2	31
08-31-2019	12.67	0.24[6]	(0.24)	—[12]	(0.26)	(0.63)	(0.89)	11.78	0.94	0.43	—	2.05[6]	3	11
08-31-2018	11.92	0.16[6]	1.07	1.23	(0.24)	(0.24)	(0.48)	12.67	10.46	0.63	—	1.38[6]	1	10
08-31-2017	10.59	0.24[6]	1.26	1.50	(0.17)	—	(0.17)	11.92	14.38	1.67	—	2.17[6]	—[9]	14
08-31-2016[10]	10.00	0.03	0.56	0.59	—	—	—	10.59	5.90[7]	22.32[8]	0.05[8]	0.79[8]	—[9]	—[11]
Class 1
02-28-2021[5]	12.57	0.18[6]	1.23	1.41	(0.21)	(0.26)	(0.47)	13.51	11.26[7]	0.36[8]	0.05[8]	1.62[6,8]	167	9
08-31-2020	11.77	0.25[6]	1.48	1.73	(0.29)	(0.64)	(0.93)	12.57	15.15	0.41	0.05	2.19[6]	141	31
08-31-2019	12.66	0.25[6]	(0.26)	(0.01)	(0.25)	(0.63)	(0.88)	11.77	0.89	0.46	0.05	2.18[6]	90	11
08-31-2018	11.91	0.24[6]	0.98	1.22	(0.23)	(0.24)	(0.47)	12.66	10.41	0.67	0.05	1.99[6]	58	10
08-31-2017	10.58	0.17[6]	1.33	1.50	(0.17)	—	(0.17)	11.91	14.35	1.70	0.05	1.51[6]	26	14
08-31-2016[10]	10.00	0.01	0.57	0.58	—	—	—	10.58	5.80[7]	22.36[8]	0.10[8]	0.35[8]	3	—[11]

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-21. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005 per share, less than $0.005 per share, $0.01, $0.01 and less than $0.005 per share and 0.02%, 0.04%, 0.06%, 0.05% and 0.04% for the periods ended 2-28-21, 8-31-20, 8-31-19, 8-31-18 and 8-31-17, respectively.
[7] Not annualized.
[8] Annualized.
[9] Less than $500,000.
[10] Period from 3-30-16 (commencement of operations) to 8-31-16. Unaudited.
[11] Less than 1%.
[12] Less than $0.005 per share.
34	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2055 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R2
02-28-2021[5]	11.33	0.13[6]	1.10	1.23	(0.15)	(0.36)	(0.51)	12.05	10.97[7]	0.69[8]	0.43[8]	1.13[6,8]	—[9]	11
08-31-2020	10.86	0.19[6]	1.36	1.55	(0.25)	(0.83)	(1.08)	11.33	14.76	0.73	0.46	1.85[6]	—[9]	31
08-31-2019	12.18	0.20[6]	(0.31)	(0.11)	(0.22)	(0.99)	(1.21)	10.86	0.47	0.70	0.43	1.80[6]	—[9]	13
08-31-2018	11.84	0.16[6]	1.01	1.17	(0.23)	(0.60)	(0.83)	12.18	10.13	0.60	0.31	1.35[6]	—[9]	10
08-31-2017	10.73	0.21[6]	1.26	1.47	(0.20)	(0.16)	(0.36)	11.84	14.11	0.55	0.27	1.93[6]	—[9]	11
08-31-2016	10.10	0.19	0.63	0.82	(0.15)	(0.04)	(0.19)	10.73	8.26	0.62	0.30	1.84	—[9]	3
Class R4
02-28-2021[5]	11.35	0.15[6]	1.11	1.26	(0.18)	(0.36)	(0.54)	12.07	11.22[7]	0.52[8]	0.17[8]	1.55[6,8]	—[9]	11
08-31-2020	10.88	0.25[6]	1.33	1.58	(0.28)	(0.83)	(1.11)	11.35	15.08	0.54	0.17	2.33[6]	—[9]	31
08-31-2019	12.20	0.25[6]	(0.33)	(0.08)	(0.25)	(0.99)	(1.24)	10.88	0.72	0.53	0.16	2.31[6]	—[9]	13
08-31-2018	11.85	0.21[6]	0.98	1.19	(0.24)	(0.60)	(0.84)	12.20	10.32	0.55	0.16	1.73[6]	—[9]	10
08-31-2017	10.74	0.23[6]	1.25	1.48	(0.21)	(0.16)	(0.37)	11.85	14.21	0.55	0.17	2.03[6]	—[9]	11
08-31-2016	10.11	0.20	0.63	0.83	(0.16)	(0.04)	(0.20)	10.74	8.37	0.62	0.20	1.94	—[9]	3
Class R6
02-28-2021[5]	11.36	0.15[6]	1.12	1.27	(0.20)	(0.36)	(0.56)	12.07	11.27[7]	0.27[8]	—[8]	1.56[6,8]	4	11
08-31-2020	10.89	0.22[6]	1.38	1.60	(0.30)	(0.83)	(1.13)	11.36	15.25	0.29	—	2.08[6]	3	31
08-31-2019	12.21	0.19[6]	(0.25)	(0.06)	(0.27)	(0.99)	(1.26)	10.89	0.92	0.28	—	1.79[6]	1	13
08-31-2018	11.86	0.19[6]	1.02	1.21	(0.26)	(0.60)	(0.86)	12.21	10.48	0.30	—	1.61[6]	—[9]	10
08-31-2017	10.75	0.24[6]	1.26	1.50	(0.23)	(0.16)	(0.39)	11.86	14.38	0.30	—	2.11[6]	—[9]	11
08-31-2016	10.12	0.21	0.64	0.85	(0.18)	(0.04)	(0.22)	10.75	8.54	0.37	0.03	2.04	—[9]	3
Class 1
02-28-2021[5]	11.35	0.16[6]	1.10	1.26	(0.19)	(0.36)	(0.55)	12.06	11.23[7]	0.31[8]	0.05[8]	1.64[6,8]	339	11
08-31-2020	10.88	0.25[6]	1.34	1.59	(0.29)	(0.83)	(1.12)	11.35	15.20	0.32	0.05	2.32[6]	313	31
08-31-2019	12.21	0.25[6]	(0.33)	(0.08)	(0.26)	(0.99)	(1.25)	10.88	0.78	0.32	0.05	2.29[6]	266	13
08-31-2018	11.85	0.26[6]	0.96	1.22	(0.26)	(0.60)	(0.86)	12.21	10.52	0.33	0.05	2.13[6]	251	10
08-31-2017	10.74	0.23[6]	1.26	1.49	(0.22)	(0.16)	(0.38)	11.85	14.34	0.34	0.05	2.07[6]	210	11
08-31-2016	10.11	0.18	0.66	0.84	(0.17)	(0.04)	(0.21)	10.74	8.50	0.40	0.08	1.79	152	3

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-21. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005 per share, less than $0.005 per share, $0.01, $0.01 and less than $0.005 per share and 0.01%, 0.03%, 0.05%, 0.04% and 0.03% for the periods ended 2-28-21, 8-31-20, 8-31-19, 8-31-18 and 8-31-17, respectively.
[7] Not annualized.
[8] Annualized.
[9] Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	35

Financial highlights continued
Multi-Index 2050 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R2
02-28-2021[5]	12.64	0.15[6]	1.23	1.38	(0.17)	(0.28)	(0.45)	13.57	10.95[7]	0.74[8]	0.50[8]	1.22[6,8]	1	11
08-31-2020	12.16	0.21[6]	1.51	1.72	(0.26)	(0.98)	(1.24)	12.64	14.79	0.75	0.51	1.77[6]	1	36
08-31-2019	13.80	0.21[6]	(0.35)	(0.14)	(0.24)	(1.26)	(1.50)	12.16	0.38	0.75	0.51	1.73[6]	1	16
08-31-2018	13.56	0.17[6]	1.14	1.31	(0.26)	(0.81)	(1.07)	13.80	9.91	0.74	0.50	1.29[6]	1	13
08-31-2017	12.46	0.18[6]	1.49	1.67	(0.23)	(0.34)	(0.57)	13.56	13.96	0.62	0.39	1.44[6]	1	12
08-31-2016	11.87	0.20	0.76	0.96	(0.19)	(0.18)	(0.37)	12.46	8.24	0.61	0.41	1.73	—[9]	6
Class R4
02-28-2021[5]	12.68	0.16[6]	1.24	1.40	(0.19)	(0.28)	(0.47)	13.61	11.12[7]	0.60[8]	0.26[8]	1.37[6,8]	1	11
08-31-2020	12.19	0.28[6]	1.48	1.76	(0.29)	(0.98)	(1.27)	12.68	15.03	0.60	0.26	2.38[6]	1	36
08-31-2019	13.85	0.14[6]	(0.25)	(0.11)	(0.29)	(1.26)	(1.55)	12.19	0.73	0.56	0.22	1.19[6]	—[9]	16
08-31-2018	13.59	0.23[6]	1.13	1.36	(0.29)	(0.81)	(1.10)	13.85	10.29	0.50	0.16	1.68[6]	—[9]	13
08-31-2017	12.49	0.25[6]	1.45	1.70	(0.26)	(0.34)	(0.60)	13.59	14.14	0.59	0.25	1.98[6]	—[9]	12
08-31-2016	11.91	0.23	0.74	0.97	(0.21)	(0.18)	(0.39)	12.49	8.31	0.51	0.20	1.97	—[9]	6
Class R6
02-28-2021[5]	12.63	0.18[6]	1.24	1.42	(0.22)	(0.28)	(0.50)	13.55	11.33[7]	0.25[8]	—[8]	1.64[6,8]	16	11
08-31-2020	12.15	0.33[6]	1.46	1.79	(0.33)	(0.98)	(1.31)	12.63	15.28	0.26	—	2.83[6]	14	36
08-31-2019	13.81	0.25[6]	(0.34)	(0.09)	(0.31)	(1.26)	(1.57)	12.15	0.93	0.25	—	2.03[6]	65	16
08-31-2018	13.55	0.26[6]	1.12	1.38	(0.31)	(0.81)	(1.12)	13.81	10.49	0.25	—	1.93[6]	30	13
08-31-2017	12.45	0.19[6]	1.53	1.72	(0.28)	(0.34)	(0.62)	13.55	14.38	0.25	—	1.45[6]	11	12
08-31-2016	11.87	0.18	0.81	0.99	(0.23)	(0.18)	(0.41)	12.45	8.54	0.26	0.04	1.57	—[9]	6
Class 1
02-28-2021[5]	12.63	0.18[6]	1.23	1.41	(0.21)	(0.28)	(0.49)	13.55	11.28[7]	0.29[8]	0.05[8]	1.63[6,8]	615	11
08-31-2020	12.15	0.28[6]	1.50	1.78	(0.32)	(0.98)	(1.30)	12.63	15.22	0.29	0.05	2.34[6]	581	36
08-31-2019	13.81	0.29[6]	(0.39)	(0.10)	(0.30)	(1.26)	(1.56)	12.15	0.87	0.29	0.05	2.34[6]	538	16
08-31-2018	13.55	0.30[6]	1.07	1.37	(0.30)	(0.81)	(1.11)	13.81	10.44	0.29	0.05	2.17[6]	578	13
08-31-2017	12.45	0.27[6]	1.44	1.71	(0.27)	(0.34)	(0.61)	13.55	14.33	0.28	0.05	2.14[6]	573	12
08-31-2016	11.87	0.24	0.75	0.99	(0.23)	(0.18)	(0.41)	12.45	8.49	0.29	0.09	2.01	522	6

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-21. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005 per share, less than $0.005 per share, $0.01, $0.01 and less than $0.005 per share and 0.01%, 0.03%, 0.05%, 0.04% and 0.03% for the periods ended 2-28-21, 8-31-20, 8-31-19, 8-31-18 and 8-31-17, respectively.
[7] Not annualized.
[8] Annualized.
[9] Less than $500,000.
36	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2045 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R2
02-28-2021[5]	14.20	0.18[6]	1.33	1.51	(0.20)	(0.34)	(0.54)	15.17	10.70[7]	0.73[8]	0.50[8]	1.41[6,8]	1	13
08-31-2020	13.69	0.24[6]	1.67	1.91	(0.30)	(1.10)	(1.40)	14.20	14.41	0.75	0.51	1.80[6]	1	35
08-31-2019	15.52	0.26[6]	(0.42)	(0.16)	(0.27)	(1.40)	(1.67)	13.69	0.53	0.75	0.51	1.87[6]	—[9]	16
08-31-2018	15.20	0.24[6]	1.22	1.46	(0.27)	(0.87)	(1.14)	15.52	9.80	0.75	0.51	1.60[6]	1	12
08-31-2017	13.97	0.16[6]	1.69	1.85	(0.24)	(0.38)	(0.62)	15.20	13.88	0.74	0.50	1.14[6]	1	12
08-31-2016	13.33	0.20	0.85	1.05	(0.21)	(0.20)	(0.41)	13.97	8.04	0.77	0.53	1.53	—[9]	6
Class R4
02-28-2021[5]	14.28	0.20[6]	1.34	1.54	(0.24)	(0.34)	(0.58)	15.24	10.87[7]	0.52[8]	0.18[8]	1.65[6,8]	—[9]	13
08-31-2020	13.76	0.31[6]	1.66	1.97	(0.35)	(1.10)	(1.45)	14.28	14.90	0.52	0.18	2.35[6]	—[9]	35
08-31-2019	15.59	0.33[6]	(0.43)	(0.10)	(0.33)	(1.40)	(1.73)	13.76	0.87	0.50	0.16	2.36[6]	—[9]	16
08-31-2018	15.27	0.27[6]	1.24	1.51	(0.32)	(0.87)	(1.19)	15.59	10.21	0.50	0.16	1.71[6]	—[9]	12
08-31-2017	14.03	0.30[6]	1.61	1.91	(0.29)	(0.38)	(0.67)	15.27	14.19	0.49	0.16	2.07[6]	—[9]	12
08-31-2016	13.37	0.26	0.84	1.10	(0.24)	(0.20)	(0.44)	14.03	8.40	0.50	0.20	1.97	—[9]	6
Class R6
02-28-2021[5]	14.21	0.20[6]	1.34	1.54	(0.26)	(0.34)	(0.60)	15.15	10.94[7]	0.25[8]	—[8]	1.71[6,8]	12	13
08-31-2020	13.69	0.38[6]	1.61	1.99	(0.37)	(1.10)	(1.47)	14.21	15.15	0.26	—	2.89[6]	10	35
08-31-2019	15.53	0.30[6]	(0.39)	(0.09)	(0.35)	(1.40)	(1.75)	13.69	1.01	0.25	—	2.19[6]	59	16
08-31-2018	15.22	0.29[6]	1.24	1.53	(0.35)	(0.87)	(1.22)	15.53	10.35	0.25	—	1.91[6]	32	12
08-31-2017	13.99	0.20[6]	1.72	1.92	(0.31)	(0.38)	(0.69)	15.22	14.35	0.24	—	1.36[6]	10	12
08-31-2016	13.33	0.27	0.86	1.13	(0.27)	(0.20)	(0.47)	13.99	8.62	0.25	0.03	2.02	—[9]	6
Class 1
02-28-2021[5]	14.20	0.20[6]	1.35	1.55	(0.26)	(0.34)	(0.60)	15.15	10.97[7]	0.29[8]	0.05[8]	1.70[6,8]	773	13
08-31-2020	13.69	0.32[6]	1.66	1.98	(0.37)	(1.10)	(1.47)	14.20	15.02	0.29	0.05	2.39[6]	729	35
08-31-2019	15.53	0.33[6]	(0.42)	(0.09)	(0.35)	(1.40)	(1.75)	13.69	0.95	0.29	0.05	2.38[6]	701	16
08-31-2018	15.21	0.34[6]	1.19	1.53	(0.34)	(0.87)	(1.21)	15.53	10.37	0.29	0.05	2.20[6]	760	12
08-31-2017	13.98	0.31[6]	1.60	1.91	(0.30)	(0.38)	(0.68)	15.21	14.30	0.28	0.05	2.15[6]	741	12
08-31-2016	13.33	0.27	0.84	1.11	(0.26)	(0.20)	(0.46)	13.98	8.49	0.28	0.08	2.01	678	6

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-21. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005, $0.01, $0.01, $0.01 and less than $0.005 per share and 0.02%, 0.04%, 0.06%, 0.05% and 0.03% for the periods ended 2-28-21, 8-31-20, 8-31-19, 8-31-18 and 8-31-17, respectively.
[7] Not annualized.
[8] Annualized.
[9] Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	37

Financial highlights continued
Multi-Index 2040 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R2
02-28-2021[5]	14.07	0.17[6]	1.19	1.36	(0.21)	(0.37)	(0.58)	14.85	9.71[7]	0.76[8]	0.50[8]	1.40[6,8]	1	15
08-31-2020	13.57	0.25[6]	1.60	1.85	(0.30)	(1.05)	(1.35)	14.07	14.23	0.76	0.50	1.90[6]	—[9]	36
08-31-2019	15.33	0.27[6]	(0.35)	(0.08)	(0.28)	(1.40)	(1.68)	13.57	0.87	0.76	0.51	1.95[6]	—[9]	18
08-31-2018	15.10	0.18[6]	1.20	1.38	(0.29)	(0.86)	(1.15)	15.33	9.40	0.73	0.48	1.19[6]	1	16
08-31-2017	13.92	0.21[6]	1.60	1.81	(0.26)	(0.37)	(0.63)	15.10	13.51	0.61	0.38	1.46[6]	—[9]	13
08-31-2016	13.26	0.23	0.82	1.05	(0.19)	(0.20)	(0.39)	13.92	8.10	0.53	0.33	1.72	—[9]	7
Class R4
02-28-2021[5]	14.15	0.18[6]	1.20	1.38	(0.24)	(0.37)	(0.61)	14.92	9.82[7]	0.59[8]	0.24[8]	1.55[6,8]	—[9]	15
08-31-2020	13.64	0.30[6]	1.60	1.90	(0.34)	(1.05)	(1.39)	14.15	14.46	0.59	0.24	2.30[6]	—[9]	36
08-31-2019	15.41	0.27[6]	(0.31)	(0.04)	(0.33)	(1.40)	(1.73)	13.64	1.27	0.54	0.19	1.95[6]	—[9]	18
08-31-2018	15.16	0.27[6]	1.17	1.44	(0.33)	(0.86)	(1.19)	15.41	9.76	0.51	0.17	1.76[6]	—[9]	16
08-31-2017	13.97	0.28[6]	1.57	1.85	(0.29)	(0.37)	(0.66)	15.16	13.72	0.50	0.17	1.97[6]	—[9]	13
08-31-2016	13.33	0.26	0.82	1.08	(0.24)	(0.20)	(0.44)	13.97	8.27	0.50	0.20	1.95	—[9]	7
Class R6
02-28-2021[5]	14.05	0.19[6]	1.20	1.39	(0.27)	(0.37)	(0.64)	14.80	9.96[7]	0.26[8]	—[8]	1.73[6,8]	22	15
08-31-2020	13.55	0.38[6]	1.54	1.92	(0.37)	(1.05)	(1.42)	14.05	14.76	0.27	—	2.87[6]	19	36
08-31-2019	15.33	0.29[6]	(0.31)	(0.02)	(0.36)	(1.40)	(1.76)	13.55	1.42	0.26	—	2.16[6]	72	18
08-31-2018	15.09	0.30[6]	1.15	1.45	(0.35)	(0.86)	(1.21)	15.33	9.90	0.26	—	2.01[6]	37	16
08-31-2017	13.91	0.20[6]	1.66	1.86	(0.31)	(0.37)	(0.68)	15.09	13.90	0.25	—	1.40[6]	14	13
08-31-2016	13.27	0.25	0.85	1.10	(0.26)	(0.20)	(0.46)	13.91	8.50	0.25	0.03	1.94	1	7
Class 1
02-28-2021[5]	14.07	0.20[6]	1.18	1.38	(0.26)	(0.37)	(0.63)	14.82	9.90[7]	0.30[8]	0.05[8]	1.73[6,8]	917	15
08-31-2020	13.57	0.32[6]	1.59	1.91	(0.36)	(1.05)	(1.41)	14.07	14.66	0.31	0.05	2.43[6]	881	36
08-31-2019	15.34	0.33[6]	(0.35)	(0.02)	(0.35)	(1.40)	(1.75)	13.57	1.44	0.30	0.05	2.40[6]	862	18
08-31-2018	15.10	0.33[6]	1.11	1.44	(0.34)	(0.86)	(1.20)	15.34	9.84	0.29	0.05	2.20[6]	946	16
08-31-2017	13.92	0.30[6]	1.55	1.85	(0.30)	(0.37)	(0.67)	15.10	13.83	0.28	0.05	2.14[6]	969	13
08-31-2016	13.28	0.26	0.83	1.09	(0.25)	(0.20)	(0.45)	13.92	8.44	0.28	0.08	2.00	892	7

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-21. Unaudited.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005, less than $0.005, $0.01, $0.01 and less than $0.005 per share and 0.02%, 0.03%, 0.05%, 0.05% and 0.03% for the periods ended 2-28-21, 8-31-20, 8-31-19, 8-31-18 and 8-31-17, respectively.
[7] Not annualized.
[8] Annualized.
[9] Less than $500,000.
38	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2035 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R2
02-28-2021[5]	13.95	0.16	0.98	1.14	(0.22)	(0.38)	(0.60)	14.49	8.20[6]	0.79[7]	0.52[7]	1.34[7]	2	17
08-31-2020	13.41	0.25[8]	1.51	1.76	(0.30)	(0.92)	(1.22)	13.95	13.60	0.79	0.52	1.93[8]	1	38
08-31-2019	14.92	0.26[8]	(0.21)	0.05	(0.27)	(1.29)	(1.56)	13.41	1.71	0.79	0.51	1.93[8]	1	19
08-31-2018	14.81	0.20[8]	0.99	1.19	(0.27)	(0.81)	(1.08)	14.92	8.21	0.79	0.52	1.36[8]	2	17
08-31-2017	13.77	0.21[8]	1.41	1.62	(0.24)	(0.34)	(0.58)	14.81	12.22	0.73	0.48	1.47[8]	1	15
08-31-2016	13.17	0.21	0.78	0.99	(0.20)	(0.19)	(0.39)	13.77	7.73	0.78	0.55	1.61	—[9]	7
Class R4
02-28-2021[5]	14.03	0.19	0.98	1.17	(0.26)	(0.38)	(0.64)	14.56	8.37[6]	0.58[7]	0.22[7]	1.75[7]	—[9]	17
08-31-2020	13.49	0.30[8]	1.50	1.80	(0.34)	(0.92)	(1.26)	14.03	13.90	0.58	0.20	2.31[8]	—[9]	38
08-31-2019	15.00	0.32[8]	(0.22)	0.10	(0.32)	(1.29)	(1.61)	13.49	2.09	0.54	0.17	2.34[8]	—[9]	19
08-31-2018	14.88	0.27[8]	0.98	1.25	(0.32)	(0.81)	(1.13)	15.00	8.61	0.53	0.16	1.79[8]	—[9]	17
08-31-2017	13.83	0.29[8]	1.38	1.67	(0.28)	(0.34)	(0.62)	14.88	12.61	0.52	0.16	2.05[8]	—[9]	15
08-31-2016	13.22	0.26	0.78	1.04	(0.24)	(0.19)	(0.43)	13.83	8.06	0.52	0.22	1.96	—[9]	7
Class R6
02-28-2021[5]	13.96	0.19	0.99	1.18	(0.28)	(0.38)	(0.66)	14.48	8.51[6]	0.29[7]	0.02[7]	1.78[7]	21	17
08-31-2020	13.43	0.38[8]	1.44	1.82	(0.37)	(0.92)	(1.29)	13.96	14.08	0.30	—	2.91[8]	17	38
08-31-2019	14.95	0.31[8]	(0.19)	0.12	(0.35)	(1.29)	(1.64)	13.43	2.25	0.29	—	2.30[8]	81	19
08-31-2018	14.83	0.30[8]	0.97	1.27	(0.34)	(0.81)	(1.15)	14.95	8.81	0.28	—	2.03[8]	44	17
08-31-2017	13.78	0.19[8]	1.50	1.69	(0.30)	(0.34)	(0.64)	14.83	12.84	0.27	—	1.34[8]	15	15
08-31-2016	13.18	0.26	0.79	1.05	(0.26)	(0.19)	(0.45)	13.78	8.21	0.27	0.05	1.99	—[9]	7
Class 1
02-28-2021[5]	13.95	0.19	0.97	1.16	(0.27)	(0.38)	(0.65)	14.46	8.39[6]	0.33[7]	0.06[7]	1.79[7]	1,137	17
08-31-2020	13.41	0.32[8]	1.50	1.82	(0.36)	(0.92)	(1.28)	13.95	14.12	0.33	0.05	2.46[8]	1,108	38
08-31-2019	14.93	0.33[8]	(0.22)	0.11	(0.34)	(1.29)	(1.63)	13.41	2.19	0.33	0.05	2.46[8]	1,105	19
08-31-2018	14.82	0.33[8]	0.92	1.25	(0.33)	(0.81)	(1.14)	14.93	8.70	0.32	0.05	2.23[8]	1,202	17
08-31-2017	13.77	0.30[8]	1.39	1.69	(0.30)	(0.34)	(0.64)	14.82	12.80	0.30	0.05	2.14[8]	1,244	15
08-31-2016	13.17	0.26	0.78	1.04	(0.25)	(0.19)	(0.44)	13.77	8.16	0.30	0.10	2.03	1,192	7

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-21. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of ess than $0.005, less than $0.005 and less than $0.005 per share and 0.02%, 0.02% and 0.03% for the periods ended 8-31-19, 8-31-18 and 8-31-17, respectively.
[9] Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	39

Financial highlights continued
Multi-Index 2030 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R2
02-28-2021[5]	13.68	0.14	0.63	0.77	(0.23)	(0.52)	(0.75)	13.70	5.64[6]	0.87[7]	0.61[7]	1.47[7]	1	18
08-31-2020	13.16	0.25	1.29	1.54	(0.30)	(0.72)	(1.02)	13.68	12.13	0.83	0.56	1.92	1	47
08-31-2019	14.24	0.26	0.02	0.28	(0.27)	(1.09)	(1.36)	13.16	3.21	0.85	0.56	2.00	1	22
08-31-2018	14.32	0.22	0.66	0.88	(0.25)	(0.71)	(0.96)	14.24	6.24	0.84	0.55	1.53	1	18
08-31-2017	13.46	0.18	1.18	1.36	(0.23)	(0.27)	(0.50)	14.32	10.42	0.79	0.53	1.33	1	15
08-31-2016	12.92	0.16	0.77	0.93	(0.19)	(0.20)	(0.39)	13.46	7.38	0.81	0.59	1.25	—[8]	7
Class R4
02-28-2021[5]	13.77	0.14	0.66	0.80	(0.26)	(0.52)	(0.78)	13.79	5.81[6]	0.71[7]	0.35[7]	1.48[7]	1	18
08-31-2020	13.25	0.30	1.27	1.57	(0.33)	(0.72)	(1.05)	13.77	12.31	0.71	0.33	2.30	2	47
08-31-2019	14.32	0.19	0.15	0.34	(0.32)	(1.09)	(1.41)	13.25	3.57	0.67	0.28	1.48	1	22
08-31-2018	14.39	0.28	0.66	0.94	(0.30)	(0.71)	(1.01)	14.32	6.72	0.58	0.19	1.91	—[8]	18
08-31-2017	13.53	0.28	1.12	1.40	(0.27)	(0.27)	(0.54)	14.39	10.73	0.56	0.20	2.03	—[8]	15
08-31-2016	12.97	0.25	0.74	0.99	(0.23)	(0.20)	(0.43)	13.53	7.80	0.55	0.25	1.94	—[8]	7
Class R6
02-28-2021[5]	13.69	0.17	0.64	0.81	(0.29)	(0.52)	(0.81)	13.69	5.94[6]	0.36[7]	0.09[7]	1.87[7]	31	18
08-31-2020	13.17	0.36	1.24	1.60	(0.36)	(0.72)	(1.08)	13.69	12.67	0.36	0.07	2.80	27	47
08-31-2019	14.25	0.30	0.05	0.35	(0.34)	(1.09)	(1.43)	13.17	3.73	0.35	0.04	2.33	88	22
08-31-2018	14.33	0.29	0.67	0.96	(0.33)	(0.71)	(1.04)	14.25	6.84	0.33	0.03	2.10	43	18
08-31-2017	13.47	0.21	1.21	1.42	(0.29)	(0.27)	(0.56)	14.33	10.96	0.31	0.04	1.56	16	15
08-31-2016	12.92	0.20	0.80	1.00	(0.25)	(0.20)	(0.45)	13.47	7.95	0.30	0.09	1.63	1	7
Class 1
02-28-2021[5]	13.69	0.17	0.65	0.82	(0.29)	(0.52)	(0.81)	13.70	5.96[6]	0.40[7]	0.13[7]	1.86[7]	1,236	18
08-31-2020	13.17	0.32	1.28	1.60	(0.36)	(0.72)	(1.08)	13.69	12.62	0.40	0.12	2.48	1,246	47
08-31-2019	14.25	0.33	0.02	0.35	(0.34)	(1.09)	(1.43)	13.17	3.67	0.38	0.09	2.54	1,275	22
08-31-2018	14.33	0.32	0.63	0.95	(0.32)	(0.71)	(1.03)	14.25	6.79	0.37	0.08	2.28	1,377	18
08-31-2017	13.48	0.29	1.11	1.40	(0.28)	(0.27)	(0.55)	14.33	10.83	0.35	0.09	2.14	1,468	15
08-31-2016	12.93	0.26	0.73	0.99	(0.24)	(0.20)	(0.44)	13.48	7.89	0.34	0.14	2.02	1,440	7

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-21. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Less than $500,000.
40	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multi-Index 2025 Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R2
02-28-2021[5]	12.94	0.12	0.34	0.46	(0.23)	(0.55)	(0.78)	12.62	3.53[6]	0.93[7]	0.64[7]	1.54[7]	2	18
08-31-2020	12.65	0.24	0.89	1.13	(0.31)	(0.53)	(0.84)	12.94	9.34	0.93	0.65	1.96	2	44
08-31-2019	13.16	0.26	0.30	0.56	(0.26)	(0.81)	(1.07)	12.65	5.04	0.92	0.63	2.12	1	17
08-31-2018	13.51	0.17	0.33	0.50	(0.26)	(0.59)	(0.85)	13.16	3.74	0.88	0.59	1.36	1	14
08-31-2017	12.99	0.23	0.71	0.94	(0.24)	(0.18)	(0.42)	13.51	7.47	0.70	0.44	1.75	—[8]	14
08-31-2016	12.53	0.22	0.64	0.86	(0.21)	(0.19)	(0.40)	12.99	6.99	0.70	0.50	1.77	—[8]	9
Class R4
02-28-2021[5]	12.99	0.15	0.33	0.48	(0.27)	(0.55)	(0.82)	12.65	3.64[6]	0.73[7]	0.34[7]	1.89[7]	—[8]	18
08-31-2020	12.69	0.28	0.90	1.18	(0.35)	(0.53)	(0.88)	12.99	9.66	0.73	0.34	2.22	—[8]	44
08-31-2019	13.20	0.31	0.29	0.60	(0.30)	(0.81)	(1.11)	12.69	5.47	0.70	0.30	2.49	—[8]	17
08-31-2018	13.54	0.28	0.26	0.54	(0.29)	(0.59)	(0.88)	13.20	4.05	0.66	0.27	2.06	—[8]	14
08-31-2017	13.02	0.26	0.70	0.96	(0.26)	(0.18)	(0.44)	13.54	7.64	0.63	0.27	2.03	—[8]	14
08-31-2016	12.55	0.25	0.63	0.88	(0.22)	(0.19)	(0.41)	13.02	7.18	0.62	0.32	1.96	—[8]	9
Class R6
02-28-2021[5]	12.93	0.15	0.35	0.50	(0.29)	(0.55)	(0.84)	12.59	3.85[6]	0.43[7]	0.13[7]	2.01[7]	13	18
08-31-2020	12.64	0.36	0.83	1.19	(0.37)	(0.53)	(0.90)	12.93	9.81	0.43	0.14	2.94	10	44
08-31-2019	13.16	0.31	0.30	0.61	(0.32)	(0.81)	(1.13)	12.64	5.62	0.42	0.12	2.52	70	17
08-31-2018	13.50	0.29	0.27	0.56	(0.31)	(0.59)	(0.90)	13.16	4.24	0.40	0.10	2.21	35	14
08-31-2017	12.98	0.21	0.77	0.98	(0.28)	(0.18)	(0.46)	13.50	7.84	0.38	0.11	1.67	13	14
08-31-2016	12.52	0.22	0.67	0.89	(0.24)	(0.19)	(0.43)	12.98	7.30	0.37	0.15	1.80	1	9
Class 1
02-28-2021[5]	12.93	0.15	0.34	0.49	(0.28)	(0.55)	(0.83)	12.59	3.80[6]	0.47[7]	0.18[7]	2.00[7]	1,081	18
08-31-2020	12.64	0.31	0.87	1.18	(0.36)	(0.53)	(0.89)	12.93	9.75	0.47	0.19	2.49	1,121	44
08-31-2019	13.16	0.33	0.28	0.61	(0.32)	(0.81)	(1.13)	12.64	5.57	0.46	0.17	2.64	1,187	17
08-31-2018	13.50	0.31	0.24	0.55	(0.30)	(0.59)	(0.89)	13.16	4.19	0.44	0.15	2.32	1,313	14
08-31-2017	12.98	0.28	0.69	0.97	(0.27)	(0.18)	(0.45)	13.50	7.79	0.42	0.16	2.15	1,477	14
08-31-2016	12.52	0.25	0.64	0.89	(0.24)	(0.19)	(0.43)	12.98	7.25	0.40	0.20	2.04	1,528	9

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-21. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	41

Financial highlights continued
Multi-Index Income Preservation Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R2
02-28-2021[5]	11.70	0.10	0.08	0.18	(0.10)	(0.15)	(0.25)	11.63	1.56[6]	0.99[7]	0.66[7]	1.74[7]	2	31[8]
08-31-2020	11.46	0.22	0.41	0.63	(0.27)	(0.12)	(0.39)	11.70	5.63	1.09	0.74	1.92	1	63
08-31-2019	11.11	0.23	0.47	0.70	(0.23)	(0.12)	(0.35)	11.46	6.55	1.06	0.73	2.07	1	11
08-31-2018	11.44	0.18	(0.12)	0.06	(0.21)	(0.18)	(0.39)	11.11	0.54	1.01	0.68	1.67	1	7
08-31-2017	11.39	0.18	0.08	0.26	(0.17)	(0.04)	(0.21)	11.44	2.34	0.89	0.59	1.61	—[9]	5
08-31-2016	11.23	0.15	0.33	0.48	(0.16)	(0.16)	(0.32)	11.39	4.41	0.94	0.67	1.39	—[9]	17[8]
Class R4
02-28-2021[5]	11.70	0.12	0.08	0.20	(0.13)	(0.15)	(0.28)	11.62	1.72[6]	0.87[7]	0.45[7]	2.07[7]	1	31[8]
08-31-2020	11.46	0.24	0.42	0.66	(0.30)	(0.12)	(0.42)	11.70	5.91	0.93	0.48	2.17	1	63
08-31-2019	11.12	0.24	0.49	0.73	(0.27)	(0.12)	(0.39)	11.46	6.83	0.85	0.43	2.20	—[9]	11
08-31-2018	11.44	0.23	(0.13)	0.10	(0.24)	(0.18)	(0.42)	11.12	0.87	0.80	0.37	2.05	—[9]	7
08-31-2017	11.39	0.21	0.07	0.28	(0.19)	(0.04)	(0.23)	11.44	2.55	0.78	0.38	1.83	—[9]	5
08-31-2016	11.22	0.18	0.33	0.51	(0.18)	(0.16)	(0.34)	11.39	4.65	0.81	0.45	1.64	—[9]	17[8]
Class R6
02-28-2021[5]	11.69	0.13	0.09	0.22	(0.16)	(0.15)	(0.31)	11.60	1.88[6]	0.53[7]	0.19[7]	2.25[7]	16	31[8]
08-31-2020	11.45	0.29	0.39	0.68	(0.32)	(0.12)	(0.44)	11.69	6.17	0.59	0.23	2.54	9	63
08-31-2019	11.11	0.28	0.47	0.75	(0.29)	(0.12)	(0.41)	11.45	7.03	0.56	0.22	2.51	20	11
08-31-2018	11.42	0.24	(0.11)	0.13	(0.26)	(0.18)	(0.44)	11.11	1.13	0.55	0.21	2.17	10	7
08-31-2017	11.37	0.21	0.09	0.30	(0.21)	(0.04)	(0.25)	11.42	2.73	0.53	0.21	1.86	6	5
08-31-2016	11.22	0.16	0.35	0.51	(0.20)	(0.16)	(0.36)	11.37	4.66	0.56	0.28	1.55	2	17[8]
Class 1
02-28-2021[5]	11.70	0.13	0.09	0.22	(0.16)	(0.15)	(0.31)	11.61	1.83[6]	0.56[7]	0.24[7]	2.16[7]	724	31[8]
08-31-2020	11.46	0.27	0.41	0.68	(0.32)	(0.12)	(0.44)	11.70	6.11	0.63	0.28	2.40	291	63
08-31-2019	11.11	0.29	0.46	0.75	(0.28)	(0.12)	(0.40)	11.46	7.06	0.60	0.27	2.59	339	11
08-31-2018	11.43	0.24	(0.13)	0.11	(0.25)	(0.18)	(0.43)	11.11	0.99	0.59	0.26	2.19	394	7
08-31-2017	11.38	0.22	0.08	0.30	(0.21)	(0.04)	(0.25)	11.43	2.68	0.56	0.26	1.96	499	5
08-31-2016	11.22	0.20	0.31	0.51	(0.19)	(0.16)	(0.35)	11.38	4.70	0.59	0.33	1.78	627	17[8]

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-28-21. Unaudited.
[6] Not annualized.
[7] Annualized.
[8] Excludes merger activity.
[9] Less than $500,000.
42	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, ten of which are presented in this report (collectively, Multi-Index Preservation Portfolios, or the portfolios and individually, the portfolio). The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objective of each portfolio, with the exception of Multi-Index Income Preservation Portfolio, is to seek high total return until the portfolio’s target retirement date, with a greater focus on income as the target date approaches. The investment objective of Multi-Index Income Preservation Portfolio is to seek total return with a focus on current income. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the portfolios are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of February 28, 2021, by major security category or type:
	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2065 Preservation Portfolio
Investments in securities:
Assets
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	43

	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2065 Preservation Portfolio (continued)
Affiliated investment companies	$1,792,436	$1,792,436	—	—
Unaffiliated investment companies	414,334	414,334	—	—
U.S. Government and Agency obligations	98,695	—	$98,695	—
Short-term investments	77,984	77,984	—	—
Total investments in securities	$2,383,449	$2,284,754	$98,695	—

Multi-Index 2060 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$119,045,975	$119,045,975	—	—
Unaffiliated investment companies	40,570,052	40,570,052	—	—
U.S. Government and Agency obligations	10,310,438	—	$10,310,438	—
Short-term investments	533,736	533,736	—	—
Total investments in securities	$170,460,201	$160,149,763	$10,310,438	—

Multi-Index 2055 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$240,610,112	$240,610,112	—	—
Unaffiliated investment companies	81,646,551	81,646,551	—	—
U.S. Government and Agency obligations	20,931,094	—	$20,931,094	—
Short-term investments	819,901	819,901	—	—
Total investments in securities	$344,007,658	$323,076,564	$20,931,094	—

Multi-Index 2050 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$444,238,631	$444,238,631	—	—
Unaffiliated investment companies	149,263,838	149,263,838	—	—
U.S. Government and Agency obligations	38,637,506	—	$38,637,506	—
Short-term investments	1,526,888	1,526,888	—	—
Total investments in securities	$633,666,863	$595,029,357	$38,637,506	—

Multi-Index 2045 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$537,749,039	$537,749,039	—	—
Unaffiliated investment companies	196,739,247	196,739,247	—	—
U.S. Government and Agency obligations	50,013,457	—	$50,013,457	—
Short-term investments	7,357,933	7,357,933	—	—
Total investments in securities	$791,859,676	$741,846,219	$50,013,457	—

Multi-Index 2040 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$597,521,092	$597,521,092	—	—
Unaffiliated investment companies	278,809,413	278,809,413	—	—
U.S. Government and Agency obligations	60,967,292	—	$60,967,292	—
Short-term investments	3,994,489	3,994,489	—	—
Total investments in securities	$941,292,286	$880,324,994	$60,967,292	—

Multi-Index 2035 Preservation Portfolio
Investments in securities:
44	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2035 Preservation Portfolio (continued)
Assets
Affiliated investment companies	$648,720,823	$648,720,823	—	—
Unaffiliated investment companies	431,078,719	431,078,719	—	—
U.S. Government and Agency obligations	76,429,371	—	$76,429,371	—
Short-term investments	3,486,738	3,486,738	—	—
Total investments in securities	$1,159,715,651	$1,083,286,280	$76,429,371	—

Multi-Index 2030 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$502,628,428	$502,628,428	—	—
Unaffiliated investment companies	681,227,419	681,227,419	—	—
U.S. Government and Agency obligations	83,302,307	—	$83,302,307	—
Short-term investments	4,820,087	4,820,087	—	—
Total investments in securities	$1,271,978,241	$1,188,675,934	$83,302,307	—

Multi-Index 2025 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$261,286,096	$261,286,096	—	—
Unaffiliated investment companies	728,828,875	728,828,875	—	—
U.S. Government and Agency obligations	103,563,699	—	$103,563,699	—
Short-term investments	135,945,894	135,945,894	—	—
Total investments in securities	$1,229,624,564	$1,126,060,865	$103,563,699	—

Multi-Index Income Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$55,317,436	$55,317,436	—	—
Unaffiliated investment companies	596,199,021	596,199,021	—	—
U.S. Government and Agency obligations	90,239,103	—	$90,239,103	—
Short-term investments	1,614,105	1,614,105	—	—
Total investments in securities	$743,369,665	$653,130,562	$90,239,103	—
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	45

Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at February 28, 2021:
Portfolio	Market value of securities on loan	Cash collateral received
Multi-Index 2055 Preservation Portfolio	$6,481	$6,611
Multi-Index 2045 Preservation Portfolio	4,996,810	5,096,923
Multi-Index 2035 Preservation Portfolio	180,880	184,600
Multi-Index 2025 Preservation Portfolio	144,809,049	132,355,152
In addition, non-cash collateral of approximately $14,884,879 in the form of U.S. Treasuries was pledged to Multi-Index 2025 Preservation Portfolio. This non-cash collateral is not reflected in the portfolios’ net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios, with the exception of Multi-Index 2065 Preservation Portfolio, and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating portfolio paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended February 28, 2021, the portfolios had no borrowings under the line of credit.
Commitment fees, including upfront fees, for the six months ended February 28, 2021 were as follows:
Portfolio	Commitment fee
Multi-Index 2060 Preservation Portfolio	$2,210
Multi-Index 2055 Preservation Portfolio	2,529
Multi-Index 2050 Preservation Portfolio	3,184
Multi-Index 2045 Preservation Portfolio	3,453
Multi-Index 2040 Preservation Portfolio	3,756
Multi-Index 2035 Preservation Portfolio	4,219
Multi-Index 2030 Preservation Portfolio	4,570
Multi-Index 2025 Preservation Portfolio	4,261
Multi-Index Income Preservation Portfolio	2,581
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
46	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2020, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 28, 2021, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multi-Index 2065 Preservation Portfolio	$2,364,517	$30,400	$(11,468)	$18,932
Multi-Index 2060 Preservation Portfolio	154,141,861	17,200,853	(882,513)	16,318,340
Multi-Index 2055 Preservation Portfolio	312,183,181	33,280,005	(1,455,528)	31,824,477
Multi-Index 2050 Preservation Portfolio	542,827,208	93,280,809	(2,441,154)	90,839,655
Multi-Index 2045 Preservation Portfolio	665,231,802	130,326,903	(3,699,029)	126,627,874
Multi-Index 2040 Preservation Portfolio	788,152,129	158,178,276	(5,038,119)	153,140,157
Multi-Index 2035 Preservation Portfolio	976,807,677	189,879,184	(6,971,210)	182,907,974
Multi-Index 2030 Preservation Portfolio	1,104,331,136	175,194,147	(7,547,042)	167,647,105
Multi-Index 2025 Preservation Portfolio	1,126,152,115	108,477,627	(5,005,178)	103,472,449
Multi-Index Income Preservation Portfolio	695,124,861	50,866,417	(2,621,613)	48,244,804
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes. The final determination of tax characteristics of the portfolio's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the enters into contracts with service providers that contain general indemnification clauses. The 's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	47

Expense reimbursements. The Advisor has contractually agreed to reduce its management fees or if necessary make payment to each portfolio in an amount by which certain expenses, including underlying fund expenses (acquired fund fees), exceed the amount indicated below of the respective portfolio’s average net assets. This expense limitation agreement expires on December 31, 2021, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Portfolio	Expense limitation as a percentage of average net assets
Multi-Index 2065 Preservation Portfolio	0.37%
Multi-Index 2060 Preservation Portfolio	0.37%
Multi-Index 2055 Preservation Portfolio	0.38%
Multi-Index 2050 Preservation Portfolio	0.38%
Multi-Index 2045 Preservation Portfolio	0.37%
Portfolio	Expense limitation as a percentage of average net assets
Multi-Index 2040 Preservation Portfolio	0.36%
Multi-Index 2035 Preservation Portfolio	0.36%
Multi-Index 2030 Preservation Portfolio	0.36%
Multi-Index 2025 Preservation Portfolio	0.35%
Multi-Index Income Preservation Portfolio	0.33%

Prior to January 1, 2021, for Multi-Index 2065 Preservation Portfolio the limitation was 0.47%. Prior to October 16, 2020, for Multi-Index Income Preservation Portfolio the limitation was 0.34%.
Payments under this arrangement are intended to reimburse the portfolios for indirect net expenses associated with the portfolios’ investments in underlying funds. Amounts received in excess of portfolio level operating expenses, if any, are included as a portion of the Other income received from advisor in the Statements of operations.
Prior to January 1, 2021, the Advisor had contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of each portfolio, as applicable, to the extent they exceed 0.00% of average net assets attributable to the class. The expense limitation agreement expired on December 31, 2020.
Additionally, the Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average annual net assets and 0.50% of the portfolio’s average annual net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
For the six months ended February 28, 2021, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class R1	Class R2	Class R4	Class R6	Class 1	Total
Multi-Index 2065 Preservation Portfolio	—	$9,418	$9,419	$9,421	$44,845	$73,103
Multi-Index 2060 Preservation Portfolio	$114	593	261	2,930	239,789	243,687
Multi-Index 2055 Preservation Portfolio	19	418	63	4,522	418,683	423,705
Multi-Index 2050 Preservation Portfolio	136	1,401	1,613	18,129	705,622	726,901
Multi-Index 2045 Preservation Portfolio	134	1,286	69	12,902	885,897	900,288
Multi-Index 2040 Preservation Portfolio	72	763	290	25,680	1,128,619	1,155,424
Multi-Index 2035 Preservation Portfolio	25	2,047	116	25,422	1,495,766	1,523,376
Multi-Index 2030 Preservation Portfolio	147	1,360	2,083	38,495	1,641,982	1,684,067
Multi-Index 2025 Preservation Portfolio	64	2,692	140	16,442	1,613,783	1,633,121
Multi-Index Income Preservation Portfolio	82	2,695	1,055	23,801	1,025,935	1,053,568
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2021, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multi-Index 2065 Preservation Portfolio	0.00%
Multi-Index 2060 Preservation Portfolio	0.00%
Multi-Index 2055 Preservation Portfolio	0.00%
Multi-Index 2050 Preservation Portfolio	0.00%
Multi-Index 2045 Preservation Portfolio	0.00%
Portfolio	Net Annual Effective Rate
Multi-Index 2040 Preservation Portfolio	0.00%
Multi-Index 2035 Preservation Portfolio	0.00%
Multi-Index 2030 Preservation Portfolio	0.05%
Multi-Index 2025 Preservation Portfolio	0.09%
Multi-Index Income Preservation Portfolio	0.15%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2021, amounted to an annual rate of 0.02% of the portfolios' average daily net
48	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee	Service fee
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—
The portfolios' Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2021, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended February 28, 2021:
Portfolio	Class R4
Multi-Index 2065 Preservation Portfolio	$24
Multi-Index 2060 Preservation Portfolio	83
Multi-Index 2055 Preservation Portfolio	25
Multi-Index 2050 Preservation Portfolio	682
Multi-Index 2045 Preservation Portfolio	29
Portfolio	Class R4
Multi-Index 2040 Preservation Portfolio	$115
Multi-Index 2035 Preservation Portfolio	43
Multi-Index 2030 Preservation Portfolio	782
Multi-Index 2025 Preservation Portfolio	48
Multi-Index Income Preservation Portfolio	321

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2021 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multi-Index 2065 Preservation Portfolio	Class R2	$61	$2
	Class R4	60	3
	Class R6	—	3
	Class 1	124	—
	Total	$245	$8
Multi-Index 2060 Preservation Portfolio	Class R1	$227	$3
	Class R2	859	19
	Class R4	219	9
	Class R6	—	94
	Class 1	38,151	—
	Total	$39,456	$125
Multi-Index 2055 Preservation Portfolio	Class R1	$36	$1
	Class R2	687	17
	Class R4	63	2
	Class R6	—	175
	Class 1	81,238	—
	Total	$82,024	$195
Multi-Index 2050 Preservation Portfolio	Class R1	$343	$5
	Class R2	2,968	62
	Class R4	2,386	70
	Class R6	—	774
	Class 1	148,583	—
	Total	$154,280	$911
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	49

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multi-Index 2045 Preservation Portfolio	Class R1	$393	$5
	Class R2	2,624	57
	Class R4	78	3
	Class R6	—	543
	Class 1	186,477	—
	Total	$189,572	$608
Multi-Index 2040 Preservation Portfolio	Class R1	$194	$3
	Class R2	1,487	31
	Class R4	379	12
	Class R6	—	1,016
	Class 1	223,321	—
	Total	$225,381	$1,062
Multi-Index 2035 Preservation Portfolio	Class R1	$63	$1
	Class R2	3,777	79
	Class R4	126	4
	Class R6	—	947
	Class 1	278,879	—
	Total	$282,845	$1,031
Multi-Index 2030 Preservation Portfolio	Class R1	$313	$6
	Class R2	2,607	53
	Class R4	2,738	81
	Class R6	—	1,450
	Class 1	308,381	—
	Total	$314,039	$1,590
Multi-Index 2025 Preservation Portfolio	Class R1	$161	$2
	Class R2	4,555	95
	Class R4	140	5
	Class R6	—	557
	Class 1	274,862	—
	Total	$279,718	$659
Multi-Index Income Preservation Portfolio	Class R1	$151	$3
	Class R2	3,813	87
	Class R4	1,114	33
	Class R6	—	741
	Class 1	158,276	—
	Total	$163,354	$864
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Multi-Index 2030 Preservation Portfolio	Borrower	$11,800,000	1	0.670%	$(220)
Note 5—Portfolio share transactions
Transactions in portfolios' shares for the six months ended February 28, 2021 and for the year ended August 31, 2020 were as follows:
Multi-Index 2065 Preservation Portfolio	Period ended 2-28-21[1]
	Shares	Amount
Class R2 shares
Sold	5,000	$50,000
Net increase	5,000	$50,000
50	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2065 Preservation Portfolio , Cont'd	Period ended 2-28-21[1]
	Shares	Amount
Class R4 shares
Sold	5,000	$50,000
Net increase	5,000	$50,000
Class R6 shares
Sold	5,000	$50,000
Net increase	5,000	$50,000
Class 1 shares
Sold	251,154	$2,885,599
Distributions reinvested	844	9,575
Repurchased	(47,491)	(545,110)
Net increase	204,507	$2,350,064
Total net increase	219,507	$2,500,064

[1]	Period from 9-23-20 (commencement of operations) to 2-28-21.

Multi-Index 2060 Preservation Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	2,227	$27,663	12,281	$139,469
Distributions reinvested	—	—	316	3,769
Repurchased	(20,473)	(256,244)	(26)	(318)
Net increase (decrease)	(18,246)	$(228,581)	12,571	$142,920
Class R2 shares
Sold	29,478	$377,555	3,028	$35,304
Distributions reinvested	989	13,081	765	9,129
Repurchased	(10,294)	(138,473)	(1,488)	(14,034)
Net increase	20,173	$252,163	2,305	$30,399
Class R4 shares
Sold	2,706	$36,353	3,392	$39,738
Distributions reinvested	322	4,261	458	5,459
Repurchased	(1,553)	(20,679)	(479)	(5,589)
Net increase	1,475	$19,935	3,371	$39,608
Class R6 shares
Sold	64,221	$845,995	468,634	$5,434,177
Distributions reinvested	4,827	63,915	33,035	394,107
Repurchased	(16,605)	(216,695)	(659,507)	(7,275,873)
Net increase (decrease)	52,443	$693,215	(157,838)	$(1,447,589)
Class 1 shares
Sold	1,359,404	$17,709,548	3,412,056	$39,150,249
Distributions reinvested	417,697	5,526,137	651,565	7,773,171
Repurchased	(598,892)	(7,869,358)	(506,237)	(5,981,564)
Net increase	1,178,209	$15,366,327	3,557,384	$40,941,856
Total net increase	1,234,054	$16,103,059	3,417,793	$39,707,194

Multi-Index 2055 Preservation Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	350	$3,883	344	$3,794
Repurchased	(4,652)	(52,620)	(75)	(834)
Net increase (decrease)	(4,302)	$(48,737)	269	$2,960
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	51

Multi-Index 2055 Preservation Portfolio , Cont'd	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	20,218	$239,523	4,735	$50,685
Distributions reinvested	812	9,589	1,338	14,425
Repurchased	(1,158)	(13,895)	(687)	(7,000)
Net increase	19,872	$235,217	5,386	$58,110
Class R4 shares
Sold	195	$2,305	237	$2,680
Distributions reinvested	12	146	23	246
Repurchased	—	—	(169)	(1,825)
Net increase	207	$2,451	91	$1,101
Class R6 shares
Sold	147,445	$1,746,227	185,213	$1,959,564
Distributions reinvested	11,568	136,623	16,142	173,850
Repurchased	(64,505)	(763,809)	(59,490)	(639,572)
Net increase	94,508	$1,119,041	141,865	$1,493,842
Class 1 shares
Sold	1,098,404	$12,830,346	2,839,367	$29,655,213
Distributions reinvested	1,299,820	15,350,871	2,562,621	27,599,428
Repurchased	(1,876,943)	(22,213,281)	(2,262,386)	(24,246,593)
Net increase	521,281	$5,967,936	3,139,602	$33,008,048
Total net increase	631,566	$7,275,908	3,287,213	$34,564,061

Multi-Index 2050 Preservation Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	1,434	$17,762	14,842	$179,770
Distributions reinvested	—	—	2,774	33,400
Repurchased	(28,835)	(362,260)	(21,438)	(223,108)
Net decrease	(27,401)	$(344,498)	(3,822)	$(9,938)
Class R2 shares
Sold	33,767	$436,325	26,004	$309,340
Distributions reinvested	2,945	39,165	5,605	67,372
Repurchased	(12,962)	(173,031)	(17,056)	(206,509)
Net increase	23,750	$302,459	14,553	$170,203
Class R4 shares
Sold	7,274	$95,352	78,379	$1,000,181
Distributions reinvested	3,589	47,847	10,067	121,210
Repurchased	(10,322)	(135,858)	(16,218)	(194,650)
Net increase	541	$7,341	72,228	$926,741
Class R6 shares
Sold	215,151	$2,841,381	3,436,597	$40,425,348
Distributions reinvested	42,762	567,018	668,372	8,007,101
Repurchased	(164,228)	(2,176,902)	(8,326,845)	(92,522,211)
Net increase (decrease)	93,685	$1,231,497	(4,221,876)	$(44,089,762)
52	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2050 Preservation Portfolio , Cont'd	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,055,481	$13,772,070	2,397,760	$27,867,756
Distributions reinvested	1,686,319	22,377,455	4,681,862	56,088,706
Repurchased	(3,389,955)	(44,739,915)	(5,356,800)	(64,056,609)
Net increase (decrease)	(648,155)	$(8,590,390)	1,722,822	$19,899,853
Total net decrease	(557,580)	$(7,393,591)	(2,416,095)	$(23,102,903)

Multi-Index 2045 Preservation Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	2,268	$31,844	5,648	$75,769
Distributions reinvested	—	—	2,285	30,923
Repurchased	(27,652)	(391,946)	(10,138)	(117,651)
Net decrease	(25,384)	$(360,102)	(2,205)	$(10,959)
Class R2 shares
Sold	49,240	$716,161	13,910	$184,846
Distributions reinvested	2,920	43,478	3,773	51,010
Repurchased	(3,999)	(56,174)	(2,098)	(28,862)
Net increase	48,161	$703,465	15,585	$206,994
Class R4 shares
Sold	385	$5,820	613	$8,503
Distributions reinvested	40	591	53	719
Repurchased	—	—	(106)	(1,309)
Net increase	425	$6,411	560	$7,913
Class R6 shares
Sold	183,493	$2,716,258	2,954,479	$38,920,250
Distributions reinvested	28,053	416,870	557,030	7,508,762
Repurchased	(99,386)	(1,477,344)	(7,168,657)	(89,634,561)
Net increase (decrease)	112,160	$1,655,784	(3,657,148)	$(43,205,549)
Class 1 shares
Sold	1,224,961	$18,016,057	2,086,906	$27,563,536
Distributions reinvested	2,041,155	30,311,154	5,332,786	71,885,959
Repurchased	(3,521,270)	(52,080,925)	(7,295,092)	(97,629,784)
Net increase (decrease)	(255,154)	$(3,753,714)	124,600	$1,819,711
Total net decrease	(119,792)	$(1,748,156)	(3,518,608)	$(41,181,890)

Multi-Index 2040 Preservation Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	784	$10,794	4,673	$62,098
Distributions reinvested	—	—	1,026	13,724
Repurchased	(14,366)	(201,574)	(11,219)	(129,326)
Net decrease	(13,582)	$(190,780)	(5,520)	$(53,504)
Class R2 shares
Sold	27,451	$393,835	6,374	$84,548
Distributions reinvested	1,485	21,726	2,041	27,289
Repurchased	(3,023)	(41,441)	(5,177)	(68,630)
Net increase	25,913	$374,120	3,238	$43,207
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	53

Multi-Index 2040 Preservation Portfolio , Cont'd	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	2,269	$33,269	8,745	$122,225
Distributions reinvested	531	7,802	1,004	13,476
Repurchased	(1,146)	(17,160)	(1,789)	(24,087)
Net increase	1,654	$23,911	7,960	$111,614
Class R6 shares
Sold	372,741	$5,446,943	3,200,960	$41,636,587
Distributions reinvested	58,655	854,597	639,959	8,511,460
Repurchased	(303,816)	(4,433,796)	(7,857,761)	(97,859,824)
Net increase (decrease)	127,580	$1,867,744	(4,016,842)	$(47,711,777)
Class 1 shares
Sold	1,263,400	$18,449,672	2,025,694	$26,998,515
Distributions reinvested	2,661,782	38,835,400	6,451,654	86,000,544
Repurchased	(4,656,271)	(67,779,241)	(9,421,758)	(124,654,556)
Net decrease	(731,089)	$(10,494,169)	(944,410)	$(11,655,497)
Total net decrease	(589,524)	$(8,419,174)	(4,955,574)	$(59,265,957)

Multi-Index 2035 Preservation Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	339	$4,669	4,033	$52,826
Distributions reinvested	—	—	3,768	49,960
Repurchased	(4,941)	(69,249)	(50,669)	(542,174)
Net decrease	(4,602)	$(64,580)	(42,868)	$(439,388)
Class R2 shares
Sold	9,871	$140,218	8,957	$118,445
Distributions reinvested	3,957	56,825	7,174	94,769
Repurchased	(740)	(10,619)	(6,262)	(85,701)
Net increase	13,088	$186,424	9,869	$127,513
Class R4 shares
Sold	1,186	$17,293	1,907	$25,607
Distributions reinvested	142	2,054	158	2,091
Repurchased	—	—	(504)	(6,240)
Net increase	1,328	$19,347	1,561	$21,458
Class R6 shares
Sold	329,370	$4,737,513	3,507,980	$45,578,778
Distributions reinvested	58,193	833,901	657,108	8,660,679
Repurchased	(126,919)	(1,821,511)	(8,983,243)	(112,180,392)
Net increase (decrease)	260,644	$3,749,903	(4,818,155)	$(57,940,935)
Class 1 shares
Sold	1,742,640	$24,847,315	2,365,150	$31,284,247
Distributions reinvested	3,548,089	50,808,632	7,675,045	101,080,336
Repurchased	(6,136,288)	(87,612,908)	(12,958,665)	(169,030,171)
Net decrease	(845,559)	$(11,956,961)	(2,918,470)	$(36,665,588)
Total net decrease	(575,101)	$(8,065,867)	(7,768,063)	$(94,896,940)

54	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Multi-Index 2030 Preservation Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	1,100	$14,782	10,426	$135,532
Distributions reinvested	—	—	2,930	37,950
Repurchased	(28,417)	(387,558)	(46,484)	(571,728)
Net decrease	(27,317)	$(372,776)	(33,128)	$(398,246)
Class R2 shares
Sold	41,116	$563,390	21,991	$284,448
Distributions reinvested	3,880	53,201	2,787	35,983
Repurchased	(22,033)	(297,027)	(9,598)	(123,939)
Net increase	22,963	$319,564	15,180	$196,492
Class R4 shares
Sold	11,706	$165,388	71,122	$968,316
Distributions reinvested	5,216	71,871	9,902	128,526
Repurchased	(59,654)	(833,634)	(7,743)	(103,241)
Net increase (decrease)	(42,732)	$(596,375)	73,281	$993,601
Class R6 shares
Sold	351,641	$4,831,334	3,352,795	$43,096,497
Distributions reinvested	118,026	1,614,596	625,789	8,060,166
Repurchased	(203,993)	(2,806,513)	(8,669,231)	(107,876,829)
Net increase (decrease)	265,674	$3,639,417	(4,690,647)	$(56,720,166)
Class 1 shares
Sold	1,557,492	$21,569,463	2,835,156	$36,710,939
Distributions reinvested	5,168,402	70,755,424	7,674,444	98,923,584
Repurchased	(7,492,860)	(103,323,626)	(16,291,617)	(210,278,964)
Net decrease	(766,966)	$(10,998,739)	(5,782,017)	$(74,644,441)
Total net decrease	(548,378)	$(8,008,909)	(10,417,331)	$(130,572,760)

Multi-Index 2025 Preservation Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	90	$1,156	5,360	$59,165
Distributions reinvested	—	—	760	9,342
Repurchased	(11,890)	(152,998)	(21,233)	(228,157)
Net decrease	(11,800)	$(151,842)	(15,113)	$(159,650)
Class R2 shares
Sold	23,295	$299,068	26,205	$324,549
Distributions reinvested	8,651	109,700	7,847	96,366
Repurchased	(2,864)	(36,584)	(20,532)	(261,964)
Net increase	29,082	$372,184	13,520	$158,951
Class R4 shares
Sold	1,385	$18,344	1,642	$20,330
Distributions reinvested	274	3,476	123	1,514
Repurchased	(14)	(179)	(171)	(2,207)
Net increase	1,645	$21,641	1,594	$19,637
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	55

Multi-Index 2025 Preservation Portfolio , Cont'd	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	484,166	$6,209,875	3,007,029	$36,902,619
Distributions reinvested	56,382	712,662	439,729	5,377,884
Repurchased	(299,221)	(3,808,636)	(8,230,235)	(98,426,191)
Net increase (decrease)	241,327	$3,113,901	(4,783,477)	$(56,145,688)
Class 1 shares
Sold	1,408,460	$18,089,587	2,367,520	$29,381,275
Distributions reinvested	5,506,437	69,601,359	6,467,480	79,097,274
Repurchased	(7,700,262)	(99,250,446)	(16,111,390)	(199,066,837)
Net decrease	(785,365)	$(11,559,500)	(7,276,390)	$(90,588,288)
Total net decrease	(525,111)	$(8,203,616)	(12,059,866)	$(146,715,038)

Multi-Index Income Preservation Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	255	$2,969	1,510	$17,125
Issued in reorganization (Note 8)	19,394	226,790	—	—
Distributions reinvested	—	—	243	2,725
Repurchased	(31,079)	(362,674)	(6,094)	(67,450)
Net decrease	(11,430)	$(132,915)	(4,341)	$(47,600)
Class R2 shares
Sold	39,021	$455,179	3,560	$39,977
Issued in reorganization (Note 8)	84,924	992,471	—	—
Distributions reinvested	3,352	39,317	1,586	17,750
Repurchased	(10,458)	(123,703)	(14,743)	(167,446)
Net increase (decrease)	116,839	$1,363,264	(9,597)	$(109,719)
Class R4 shares
Sold	2,559	$30,074	42,413	$487,717
Issued in reorganization (Note 8)	10,982	128,403	—	—
Distributions reinvested	1,214	14,216	1,946	21,742
Repurchased	(17,702)	(209,219)	(8,176)	(91,470)
Net increase (decrease)	(2,947)	$(36,526)	36,183	$417,989
Class R6 shares
Sold	156,279	$1,836,234	787,575	$8,844,643
Issued in reorganization (Note 8)	624,854	7,302,476	—	—
Distributions reinvested	34,178	399,198	76,312	850,117
Repurchased	(232,473)	(2,721,853)	(1,806,690)	(19,901,843)
Net increase (decrease)	582,838	$6,816,055	(942,803)	$(10,207,083)
Class 1 shares
Sold	1,325,493	$15,505,980	1,419,218	$15,723,148
Issued in reorganization (Note 8)	41,526,406	485,476,286	—	—
Distributions reinvested	1,668,370	19,503,241	1,054,440	11,757,001
Repurchased	(6,968,803)	(81,799,254)	(7,206,833)	(81,349,746)
Net increase (decrease)	37,551,466	$438,686,253	(4,733,175)	$(53,869,597)
Total net increase (decrease)	38,236,766	$446,696,131	(5,653,733)	$(63,816,010)
Affiliates of the Trust owned shares of the following classes of the portfolios on February 28, 2021. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
56	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Class	% by Class
Multi-Index 2065 Preservation Portfolio	Class R2	100%
Multi-Index 2065 Preservation Portfolio	Class R4	100%
Multi-Index 2065 Preservation Portfolio	Class R6	100%
Multi-Index 2065 Preservation Portfolio	Class 1	100%
Multi-Index 2060 Preservation Portfolio	Class R4	29%
Multi-Index 2060 Preservation Portfolio	Class 1	100%
Multi-Index 2055 Preservation Portfolio	Class R2	20%
Multi-Index 2055 Preservation Portfolio	Class R4	92%
Multi-Index 2055 Preservation Portfolio	Class 1	100%
Multi-Index 2050 Preservation Portfolio	Class 1	100%
Multi-Index 2045 Preservation Portfolio	Class R4	74%
Multi-Index 2045 Preservation Portfolio	Class 1	100%
Multi-Index 2040 Preservation Portfolio	Class R4	19%
Multi-Index 2040 Preservation Portfolio	Class 1	100%
Multi-Index 2035 Preservation Portfolio	Class R4	48%
Multi-Index 2035 Preservation Portfolio	Class 1	100%
Multi-Index 2030 Preservation Portfolio	Class 1	100%
Multi-Index 2025 Preservation Portfolio	Class R4	44%
Multi-Index 2025 Preservation Portfolio	Class 1	100%
Multi-Index Income Preservation Portfolio	Class 1	100%
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class R1 was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.
Redesignation	Effective date	Multi-Index 2060 Preservation Portfolio	Multi-Index 2055 Preservation Portfolio	Multi-Index 2050 Preservation Portfolio	Multi-Index 2045 Preservation Portfolio	Multi-Index 2040 Preservation Portfolio	Multi-Index 2035 Preservation Portfolio
Class R1 shares as Class R2 shares	October 23, 2020	$256,226	$52,618	$261,563	$391,256	$201,139	$51,032

Redesignation	Effective date	Multi-Index 2030 Preservation Portfolio	Multi-Index 2025 Preservation Portfolio	Multi-Index Income Preservation Portfolio
Class R1 shares as Class R2 shares	October 23, 2020	$387,083	$152,751	$362,518
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 28, 2021:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multi-Index 2065 Preservation Portfolio	$118,888	$2,790,809	$10,710	$604,860
Multi-Index 2060 Preservation Portfolio	5,545,004	27,079,132	1,080,438	13,543,823
Multi-Index 2055 Preservation Portfolio	9,634,030	33,220,629	2,328,422	33,320,755
Multi-Index 2050 Preservation Portfolio	16,180,478	52,787,419	4,340,672	66,902,734
Multi-Index 2045 Preservation Portfolio	22,840,334	76,422,138	5,486,019	91,672,311
Multi-Index 2040 Preservation Portfolio	27,492,297	109,884,026	6,751,090	138,723,019
Multi-Index 2035 Preservation Portfolio	34,217,693	158,762,217	8,493,793	199,119,096
Multi-Index 2030 Preservation Portfolio	32,481,970	193,199,101	10,238,710	255,005,455
Multi-Index 2025 Preservation Portfolio	30,344,545	168,081,396	20,591,148	229,688,716
Multi-Index Income Preservation Portfolio	17,505,895	78,109,259	28,814,008	123,496,264
Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets. At February 28, 2021, the following portfolios held 5% or more of the net assets of the underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Multi-Index 2050 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Portfolio	5.7%
Multi-Index 2045 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Portfolio	6.9%
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	57

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Multi-Index 2040 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Portfolio	7.6%
Multi-Index 2035 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Portfolio	8.3%
Multi-Index 2030 Preservation Portfolio	John Hancock Funds II Strategic Equity Allocation Portfolio	6.4%
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2065 Preservation Portfolio
Strategic Equity Allocation	134,973	—	$2,165,789	$(386,125)	$(5,917)	$18,689	$10,207	$32,043	$1,792,436
Multi-Index 2060 Preservation Portfolio
Strategic Equity Allocation	8,964,305	$100,938,223	$14,860,393	$(4,911,341)	$(205,211)	$8,363,911	$1,667,859	$5,235,940	$119,045,975
Multi-Index 2055 Preservation Portfolio
John Hancock Collateral Trust*	648	—	$37,909,384	$(37,902,714)	$(191)	—	$2,871	—	$6,479
Strategic Equity Allocation	18,118,231	$224,931,908	16,647,256	(18,138,614)	(385,191)	$17,554,753	3,529,096	$11,078,952	240,610,112
					$(385,382)	$17,554,753	$3,531,967	$11,078,952	$240,616,591
Multi-Index 2050 Preservation Portfolio
John Hancock Collateral Trust*	—	—	$39,402,743	$(39,402,442)	$(301)	—	$3,086	—	—
Strategic Equity Allocation	33,451,704	$427,395,461	27,968,638	(43,101,394)	1,474,036	$30,501,890	6,533,213	$20,509,826	$444,238,631
					$1,473,735	$30,501,890	$6,536,299	$20,509,826	$444,238,631
Multi-Index 2045 Preservation Portfolio
John Hancock Collateral Trust*	508,482	$6,697,405	$4,532,250	$(6,138,449)	$(193)	$(3,350)	$13,760	—	$5,087,663
Strategic Equity Allocation	40,493,150	523,292,744	33,325,015	(57,993,927)	1,775,485	37,349,722	7,902,137	$24,807,314	537,749,039
					$1,775,292	$37,346,372	$7,915,897	$24,807,314	$542,836,702
Multi-Index 2040 Preservation Portfolio
John Hancock Collateral Trust*	—	—	$1,462,000	$(1,461,957)	$(43)	—	$62	—	—
Strategic Equity Allocation	44,994,058	$602,926,766	37,488,046	(87,460,071)	3,161,970	$41,404,381	8,841,156	$27,755,194	$597,521,092
					$3,161,927	$41,404,381	$8,841,218	$27,755,194	$597,521,092
Multi-Index 2035 Preservation Portfolio
John Hancock Collateral Trust*	18,454	$258,397	$60,862,697	$(60,936,223)	$236	$(460)	$5,524	—	$184,647
58	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	48,849,460	$677,823,579	$42,811,002	$(122,407,467)	$10,513,426	$39,980,283	$9,622,775	$30,208,943	$648,720,823
					$10,513,662	$39,979,823	$9,628,299	$30,208,943	$648,905,470
Multi-Index 2030 Preservation Portfolio
John Hancock Collateral Trust*	—	$66,166	$128,802,195	$(128,866,395)	$(1,851)	$(115)	$10,129	—	—
Strategic Equity Allocation	37,848,526	571,991,320	33,128,300	(144,303,487)	23,551,289	18,261,006	7,560,676	$23,735,359	$502,628,428
					$23,549,438	$18,260,891	$7,570,805	$23,735,359	$502,628,428
Multi-Index 2025 Preservation Portfolio
John Hancock Collateral Trust*	13,199,209	$136,813,298	$686,093,910	$(690,792,347)	$(43,800)	$(5,060)	$95,796	—	$132,066,001
Strategic Equity Allocation	19,675,158	331,289,458	23,259,743	(118,007,755)	23,466,048	1,278,602	3,986,437	$12,514,689	261,286,096
					$23,422,248	$1,273,542	$4,082,233	$12,514,689	$393,352,097
Multi-Index Income Preservation Portfolio
John Hancock Collateral Trust*	—	$529,384	$154,775,975	$(155,295,247)	$(9,191)	$(921)	$23,294	—	—
Strategic Equity Allocation	4,165,470	25,306,158	36,228,313	(19,598,299)	2,865,498	10,515,766	875,165	$2,747,422	$55,317,436
					$2,856,307	$10,514,845	$898,459	$2,747,422	$55,317,436

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Reorganization
Multi-Index Income Preservation Portfolio. On June 25, 2020, the Board of Trustees of John Hancock Funds II (the Trust), voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Multi-Index 2020 Preservation Portfolio (the Acquired Portfolio) and Multi-Income Index Preservation Portfolio (the Acquiring Portfolio), both series of the Trust, with a value equal to the net assets transferred.
The Agreement provided for (a) the acquisition of all the assets, subject to substantially all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to merge similar funds for investors that are in or near retirement and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or its shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by both the Acquired Portfolio and Acquiring Portfolio in proportion to each portfolio’s net assets. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on October 16, 2020. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Multi-Index Income Preservation Portfolio	Multi-Index 2020 Preservation Portfolio	$494,126,426	$34,274,983	43,656,609	42,266,560	$296,498,872	$790,625,298
See Note 5 for capital shares issued in connection with the above referenced reorganizations.
Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that have been included in the Acquiring Portfolio’s Statement of operations at February 28, 2021.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	59

Assuming the acquisition had been completed on September 1, 2020, the beginning of the reporting period, the Acquiring Portfolio’s pro forma results of operations for the six-months ended February 28, 2021 are as follows:
Net investment income	$8,920,745
Net realized and unrealized gain (loss)	5,372,976
Increase (decrease) in net assets from operations	$14,293,721
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect portfolio performance.
60	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Robert E. Sykes, CFA
Nathan W. Thooft, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
The portfolios' proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the portfolios' holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. The portfolios' Form N-PORT ﬁlings are available on our website and the SEC’s website, sec.gov.
We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	61

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Disciplined Alternative Yield
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core
ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multi-Index Preservation Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1554153	RCPSA 2/21
4/21

Semiannual report
John Hancock
Multimanager Lifetime Portfolios
Target-date
February 28, 2021

A message to shareholders
Dear shareholder,
Financial assets produced robust, broad-based returns, with stocks worldwide finishing the six months ended February 28, 2021, largely in positive territory. Favorable news regarding the efficacy of multiple COVID-19 vaccines and resolution around the U.S. presidential election pushed stocks higher during the period. The results in the bond market have been much more mixed. While the U.S. and foreign high-yield markets have produced positive returns, investment-grade and government bonds have predominantly remained in the red.
Although the U.S. has benefited from a decrease in COVID-19 infections, an influx of new jobs, and a decline in the unemployment rate, other global economies have not fared as well. Some economies may have reopened too early and many industries worldwide will take time to recover from the losses suffered.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multimanager Lifetime Portfolios

2	Multimanager Lifetime Portfolios’ strategy at a glance
3	Portfolio summary
4	Multimanager 2065 Lifetime Portfolio
5	Multimanager 2060 Lifetime Portfolio
6	Multimanager 2055 Lifetime Portfolio
7	Multimanager 2050 Lifetime Portfolio
8	Multimanager 2045 Lifetime Portfolio
9	Multimanager 2040 Lifetime Portfolio
10	Multimanager 2035 Lifetime Portfolio
11	Multimanager 2030 Lifetime Portfolio
12	Multimanager 2025 Lifetime Portfolio
13	Multimanager 2020 Lifetime Portfolio
14	Multimanager 2015 Lifetime Portfolio
15	Multimanager 2010 Lifetime Portfolio
16	Your expenses
21	Portfolios' investments
33	Financial statements
43	Financial highlights
66	Notes to financial statements
104	More information
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	1

Multimanager Lifetime Portfolios’ strategy at a glance
A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

Multimanager Lifetime Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.
■Portfolios with dates further off initially invest more aggressively in stock funds.
■As a portfolio approaches its target date,1 the allocation will gradually migrate to more conservative fixed-income funds.
■Once the target date is reached, the allocation will continue to become increasingly conservative until it reaches the end of its glide path, investing primarily in fixed-income funds.
JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Multimanager Lifetime Portfolios adjusts over time.
The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.
1 Based on an estimated retirement date.
2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.
2	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Portfolio summary
MULTIMANAGER 2060-2010 LIFETIME PORTFOLIOS' CLASS A SHARE RETURNS (%)

For the six months ended 2/28/2021
Total returns for the portfolios exclude sales charges and assume all distributions are reinvested. The deduction of the maximum sales charge would reduce the performance shown above.
Past performance does not guarantee future results.
MARKET INDEX TOTAL RETURNS
For the six months ended 2/28/2021
U.S. Stocks	S&P 500 Index	9.74%
	Russell Midcap Index	23.80%
	Russell 2000 Index	41.69%
	FTSE NAREIT All Equity REIT Index	8.05%
International Stocks	MSCI EAFE Index	14.33%
	MSCI Emerging Markets Index	22.32%
	MSCI EAFE Small Cap Index	19.04%
Fixed Income	Bloomberg Barclays U.S. Aggregate Bond Index	-1.55%
	ICE Bank of America U.S. High Yield Index	6.08%
	JPMorgan Global Government Bonds Unhedged Index	-1.67%
Market index total returns are included here as broad measures of market performance.
Notes about risk
The portfolios are subject to various risks as described in its prospectuses. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect individual portfolio performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the portfolio’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	3

Multimanager 2065 Lifetime Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	95.4
Equity	89.3
Large Blend	32.9
U.S. Large Cap	26.5
U.S. Mid Cap	9.6
International Equity	9.5
Emerging-Market Equity	6.5
U.S. Small Cap	3.0
Sector Equity	1.3
Fixed income	2.3
Intermediate Bond	0.7
High Yield Bond	0.7
Emerging-Market Debt	0.6
Multi-Sector Bond	0.3
Alternative and specialty	3.8
Sector Equity	2.7
Absolute Return	1.1
Unaffiliated investment companies	3.3
Equity	3.3
U.S. Government	1.3
4	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2060 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2060 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2060+ Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2060 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S& P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	95.3
Equity	89.8
Large Blend	32.9
U.S. Large Cap	26.7
U.S. Mid Cap	9.8
International Equity	9.5
Emerging-Market Equity	6.5
U.S. Small Cap	3.0
Sector Equity	1.4
Fixed income	1.9
Intermediate Bond	0.6
High Yield Bond	0.5
Emerging-Market Debt	0.5
Multi-Sector Bond	0.3
Alternative and specialty	3.6
Sector Equity	2.8
Absolute Return	0.8
Unaffiliated investment companies	3.3
Equity	3.3
U.S. Government	1.4
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-21 (%)
	Class A	Class I1	Class R2[1]	Class R4[1]	Class R5[1]	Class R6[1]	Class 1[1]	Index 1	Index 2
Inception	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16	3-30-16
Average annual total returns
1 year	27.68	34.79	34.46	34.79	34.87	34.99	34.97	28.08	30.92
Since inception	11.90	13.43	13.18	13.37	13.50	13.56	13.50	12.29	14.29
Cumulative returns
6-months	10.39	16.35	16.22	16.33	16.41	16.44	16.41	14.28	14.70
Since inception	73.89	85.93	83.87	85.38	86.47	86.97	86.44	76.90	92.91
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.56	1.26	1.64	1.49	1.19	1.14	1.18
Net (%)	1.01	0.71	1.09	0.84	0.64	0.59	0.63
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	5

Multimanager 2055 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2055 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2055 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2055 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S& P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	95.3
Equity	89.7
Large Blend	32.8
U.S. Large Cap	26.8
U.S. Mid Cap	9.8
International Equity	9.5
Emerging-Market Equity	6.4
U.S. Small Cap	3.0
Sector Equity	1.4
Fixed income	1.9
Intermediate Bond	0.6
High Yield Bond	0.5
Emerging-Market Debt	0.5
Multi-Sector Bond	0.3
Alternative and specialty	3.7
Sector Equity	2.8
Absolute Return	0.9
Unaffiliated investment companies	3.3
Equity	3.3
U.S. Government	1.4
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-21 (%)
	Class A	Class I1,2	Class R2[2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Index 1	Index 2
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Average annual total returns
1 year	27.62	34.68	34.23	34.70	34.85	34.91	34.86	27.92	30.92
5 year	13.27	14.74	14.38	14.71	14.82	14.88	14.85	13.39	15.54
Since inception	8.78	9.85	9.61	9.88	10.02	10.07	10.02	9.29	10.94
Cumulative returns
6-months	10.25	16.22	16.00	16.23	16.27	16.33	16.38	14.29	14.70
5 year	86.44	98.85	95.76	98.59	99.61	100.06	99.81	87.43	105.88
Since inception	79.22	91.79	88.88	92.17	93.84	94.46	93.84	85.12	105.35
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.43	1.13	1.51	1.36	1.06	1.01	1.05
Net (%)	1.02	0.72	1.10	0.85	0.65	0.60	0.64
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 3-27-15. Returns prior to this date are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio's prospectuses.
6	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2050 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2050 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2050 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2050 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S& P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	95.3
Equity	89.7
Large Blend	32.8
U.S. Large Cap	26.9
U.S. Mid Cap	9.8
International Equity	9.5
Emerging-Market Equity	6.3
U.S. Small Cap	3.0
Sector Equity	1.4
Fixed income	1.9
Intermediate Bond	0.6
High Yield Bond	0.5
Emerging-Market Debt	0.5
Multi-Sector Bond	0.3
Alternative and specialty	3.7
Sector Equity	2.8
Absolute Return	0.9
Unaffiliated investment companies	3.2
Equity	3.2
U.S. Government	1.4
Short-term investments and other	0.1
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-21 (%)
	Class A	Class I1,2	Class R2[1,2]	Class R4[2]	Class R5[2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2
Inception	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11
Average annual total returns
1 year	27.67	34.78	34.12	34.58	34.81	34.87	34.76	27.68	30.92
5 year	13.25	14.76	14.32	14.59	14.83	14.90	14.84	13.23	15.54
Since inception	8.58	9.50	9.10	9.35	9.56	9.60	9.54	9.24	10.67
Cumulative returns
6-months	10.32	16.29	16.00	16.20	16.34	16.29	16.27	14.14	14.70
5 year	86.33	99.01	95.25	97.54	99.62	100.24	99.74	86.10	105.88
Since inception	124.80	144.28	135.48	140.92	145.43	146.42	145.13	138.52	171.05
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.38	1.08	1.46	1.31	1.01	0.96	1.00
Net (%)	1.03	0.73	1.11	0.86	0.66	0.61	0.65
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12. Returns prior to these dates are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	7

Multimanager 2045 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2045 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2045 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2045 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S& P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	95.3
Equity	89.8
Large Blend	33.0
U.S. Large Cap	26.9
U.S. Mid Cap	9.8
International Equity	9.5
Emerging-Market Equity	6.2
U.S. Small Cap	3.0
Sector Equity	1.4
Fixed income	1.9
Intermediate Bond	0.6
High Yield Bond	0.5
Emerging-Market Debt	0.5
Multi-Sector Bond	0.3
Alternative and specialty	3.6
Sector Equity	2.7
Absolute Return	0.9
Unaffiliated investment companies	3.2
Equity	3.2
U.S. Government	1.4
Short-term investments and other	0.1
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-21 (%)
	Class A	Class I1,2	Class R2[1,2]	Class R4[2]	Class R5[2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	27.64	34.91	34.33	34.65	34.86	35.03	34.94	26.95	30.92
5 year	13.27	14.79	14.34	14.63	14.86	14.94	14.87	12.92	15.54
10-year	8.78	9.44	9.27	9.54	9.79	9.81	9.78	9.24	10.91
Cumulative returns
6-months	10.35	16.30	16.09	16.24	16.31	16.41	16.35	13.68	14.70
5 year	86.49	99.29	95.41	97.96	99.93	100.62	100.02	83.59	105.88
10-year	132.05	146.45	142.77	148.82	154.37	154.87	154.12	142.03	181.59
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.35	1.05	1.43	1.28	0.98	0.93	0.97
Net (%)	1.01	0.71	1.09	0.84	0.64	0.59	0.63
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio's prospectuses.
8	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2040 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2040 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2040 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2040 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S& P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	93.4
Equity	83.7
Large Blend	31.0
U.S. Large Cap	24.4
International Equity	9.6
U.S. Mid Cap	8.8
Emerging-Market Equity	5.7
U.S. Small Cap	2.8
Sector Equity	1.4
Fixed income	5.1
Intermediate Bond	1.5
High Yield Bond	1.1
Emerging-Market Debt	1.1
Infrastructure	0.8
Multi-Sector Bond	0.6
Alternative and specialty	4.6
Sector Equity	3.5
Absolute Return	1.1
Unaffiliated investment companies	3.5
Equity	3.5
U.S. Government	3.0
Short-term investments and other	0.1
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-21 (%)
	Class A	Class I1,2	Class R2[1,2]	Class R4[2]	Class R5[2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	26.16	33.06	32.53	32.78	33.19	33.25	33.14	25.71	29.00
5 year	13.06	14.56	14.13	14.37	14.63	14.69	14.63	12.52	15.30
10-year	8.68	9.32	9.16	9.43	9.68	9.68	9.68	9.00	10.79
Cumulative returns
6-months	9.28	15.25	15.06	15.13	15.28	15.29	15.31	12.94	13.56
5 year	84.70	97.29	93.62	95.70	97.91	98.40	97.96	80.33	103.75
10-year	129.78	143.78	140.14	146.35	151.88	151.92	151.85	136.75	178.68
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.35	1.05	1.43	1.28	0.98	0.93	0.97
Net (%)	1.01	0.71	1.09	0.84	0.64	0.59	0.63
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	9

Multimanager 2035 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2035 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2035 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2035 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S& P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	92.7
Equity	75.5
Large Blend	28.0
U.S. Large Cap	22.9
International Equity	8.9
U.S. Mid Cap	7.5
Emerging-Market Equity	4.7
U.S. Small Cap	2.4
Sector Equity	1.1
Fixed income	11.9
Intermediate Bond	3.3
Infrastructure	2.4
High Yield Bond	2.2
Multi-Sector Bond	2.1
Emerging-Market Debt	1.9
Alternative and specialty	5.3
Sector Equity	4.1
Absolute Return	1.2
Unaffiliated investment companies	3.2
Equity	3.2
U.S. Government	4.0
Short-term investments and other	0.1
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-21 (%)
	Class A	Class I1,2	Class R2[1,2]	Class R4[2]	Class R5[2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	22.99	29.75	29.26	29.65	30.02	29.88	29.90	23.52	25.90
5 year	12.34	13.83	13.40	13.66	13.91	13.95	13.92	11.86	14.45
10-year	8.33	8.97	8.80	9.07	9.31	9.32	9.31	8.63	10.42
Cumulative returns
6-months	7.81	13.66	13.44	13.57	13.71	13.69	13.72	11.62	11.82
5 year	78.92	91.08	87.57	89.67	91.82	92.12	91.90	75.17	96.34
10-year	122.48	136.02	132.51	138.26	143.58	143.81	143.55	128.77	169.48
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.33	1.03	1.41	1.26	0.96	0.91	0.95
Net (%)	1.02	0.72	1.10	0.85	0.65	0.60	0.64
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio's prospectuses.
10	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2030 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2030 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2030 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2030 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S& P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	92.2
Equity	65.9
Large Blend	24.7
U.S. Large Cap	19.3
International Equity	9.1
U.S. Mid Cap	6.1
Emerging-Market Equity	3.7
U.S. Small Cap	2.0
Sector Equity	1.0
Fixed income	19.9
Intermediate Bond	4.9
Infrastructure	4.6
Multi-Sector Bond	4.2
High Yield Bond	3.2
Emerging-Market Debt	3.0
Alternative and specialty	6.4
Sector Equity	5.1
Absolute Return	1.3
Unaffiliated investment companies	2.6
Equity	2.6
U.S. Government	5.1
Short-term investments and other	0.1
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-21 (%)
	Class A	Class I1,2	Class R2[1,2]	Class R4[2]	Class R5[2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	19.56	26.29	25.77	25.97	26.38	26.34	26.37	20.39	22.51
5 year	11.41	12.90	12.47	12.73	12.96	13.00	12.98	10.94	13.40
10-year	7.83	8.48	8.32	8.58	8.82	8.84	8.83	8.09	9.89
Cumulative returns
6-months	6.15	11.92	11.72	11.82	11.98	11.94	11.98	9.77	9.95
5 year	71.64	83.46	79.94	82.06	83.95	84.28	84.08	68.05	87.56
10-year	112.52	125.76	122.37	127.76	132.84	133.22	133.05	117.79	156.83
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.32	1.02	1.40	1.25	0.95	0.90	0.94
Net (%)	1.00	0.70	1.08	0.83	0.63	0.58	0.62
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	11

Multimanager 2025 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2025 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2025 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2025 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S& P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	91.3
Equity	55.0
Large Blend	21.0
U.S. Large Cap	15.0
International Equity	9.2
U.S. Mid Cap	4.8
Emerging-Market Equity	2.6
U.S. Small Cap	1.6
Sector Equity	0.8
Fixed income	29.0
Intermediate Bond	6.7
Multi-Sector Bond	6.6
Infrastructure	5.1
High Yield Bond	3.7
Emerging-Market Debt	3.4
Short-Term Bond	2.1
Bank Loan	1.4
Alternative and specialty	7.3
Sector Equity	5.9
Absolute Return	1.4
Unaffiliated investment companies	2.2
Equity	2.2
U.S. Government	6.4
Short-term investments and other	0.1
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-21 (%)
	Class A	Class I1,2	Class R2[1,2]	Class R4[2]	Class R5[2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	16.11	22.51	22.07	22.35	22.60	22.68	22.72	17.57	19.19
5 year	10.22	11.69	11.26	11.52	11.74	11.81	11.77	10.02	12.14
10-year	7.24	7.87	7.71	7.97	8.21	8.22	8.21	7.55	9.27
Cumulative returns
6-months	4.66	10.22	10.10	10.18	10.28	10.35	10.39	8.14	8.42
5 year	62.64	73.79	70.46	72.49	74.21	74.76	74.40	61.23	77.32
10-year	101.12	113.39	110.19	115.28	120.08	120.28	120.18	107.09	142.67
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.31	1.01	1.39	1.24	0.94	0.89	0.93
Net (%)	0.99	0.69	1.07	0.82	0.62	0.57	0.61
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio's prospectuses.
12	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2020 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2020 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2020 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2020 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S& P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	91.5
Equity	41.9
Large Blend	16.7
U.S. Large Cap	9.4
International Equity	8.6
U.S. Mid Cap	3.4
Emerging-Market Equity	1.6
U.S. Small Cap	1.5
Sector Equity	0.7
Fixed income	41.1
Intermediate Bond	10.0
Infrastructure	8.7
Multi-Sector Bond	7.4
High Yield Bond	4.5
Emerging-Market Debt	4.4
Short-Term Bond	3.8
Bank Loan	2.3
Alternative and specialty	8.5
Sector Equity	7.0
Absolute Return	1.5
Unaffiliated investment companies	1.5
Equity	1.5
U.S. Government	6.9
Short-term investments and other	0.1
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-21 (%)
	Class A	Class I1,2	Class R2[1,2]	Class R4[2]	Class R5[2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	11.96	18.20	17.68	18.06	18.31	18.41	18.32	14.57	15.57
5 year	8.89	10.36	9.89	10.16	10.39	10.45	10.40	8.99	10.63
10-year	6.45	7.09	6.91	7.19	7.41	7.43	7.42	6.95	8.43
Cumulative returns
6-months	2.87	8.35	8.16	8.39	8.43	8.51	8.44	6.36	6.91
5 year	53.12	63.68	60.26	62.26	63.94	64.39	64.00	53.78	65.69
10-year	86.76	98.41	95.09	100.22	104.43	104.77	104.60	95.79	124.68
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.33	1.03	1.41	1.26	0.96	0.91	0.95
Net (%)	0.97	0.67	1.05	0.80	0.60	0.55	0.59
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	13

Multimanager 2015 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2015 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2015 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2015 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S& P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	91.7
Equity	37.0
Large Blend	14.4
U.S. Large Cap	9.1
International Equity	8.5
U.S. Mid Cap	2.6
U.S. Small Cap	1.2
Emerging-Market Equity	1.2
Fixed income	48.0
Intermediate Bond	11.8
Infrastructure	10.3
Multi-Sector Bond	8.1
Short-Term Bond	5.4
High Yield Bond	4.7
Emerging-Market Debt	4.7
Bank Loan	3.0
Alternative and specialty	6.7
Sector Equity	5.2
Absolute Return	1.5
Unaffiliated investment companies	1.2
Equity	1.2
U.S. Government	7.0
Short-term investments and other	0.1
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-21 (%)
	Class A	Class I1,2	Class R2[1,2]	Class R4[2]	Class R5[2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	9.41	15.51	15.08	15.32	15.58	15.77	15.60	13.64	13.53
5 year	7.78	9.23	8.77	9.04	9.28	9.36	9.29	8.31	9.30
10-year	5.80	6.44	6.28	6.54	6.77	6.80	6.77	6.47	7.48
Cumulative returns
6-months	1.91	7.31	7.23	7.23	7.37	7.43	7.27	5.72	6.08
5 year	45.47	55.50	52.22	54.17	55.83	56.42	55.88	49.03	56.01
10-year	75.71	86.65	83.84	88.40	92.47	93.14	92.44	87.10	105.80
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.36	1.06	1.44	1.29	0.99	0.94	0.98
Net (%)	0.95	0.65	1.03	0.78	0.58	0.53	0.57
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio's prospectuses.
14	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2010 Lifetime Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager 2010 Lifetime Portfolio for a share class and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and a separate index.
Index 1 is the S&P Target Date 2010 Index, an unmanaged index comprised of a set of indices aligned with specific target date years.
Index 2 is the John Hancock 2010 Lifetime Index, which is based on the fund’s asset allocation glide path and will reflect a more conservative allocation over time. The index is a customized blended index comprising some or all of the following component indices (ordered alphabetically): Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Corporate Bond 1-5 Year Index, Bloomberg Barclays U.S. Treasury TIPS 1-5 Year Index, ICE BofA Long U.S. Treasury Principal STRIPS Index, ICE BofA U.S. High Yield Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, MSCI World Energy Index, MSCI World ex-USA Index, MSCI World Metals & Mining Index, Russell 2500 Index, S&P 500 Index, S&P Global ex-U.S. REIT Index, S&P Global Infrastructure Index, S&P U.S. REIT Index, and S& P/LSTA Leveraged Loan Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	91.3
Equity	30.5
Large Blend	12.1
International Equity	8.2
U.S. Large Cap	7.0
U.S. Mid Cap	1.6
U.S. Small Cap	1.0
Emerging-Market Equity	0.6
Fixed income	53.4
Intermediate Bond	12.4
Infrastructure	11.4
Multi-Sector Bond	8.4
Short-Term Bond	7.3
High Yield Bond	5.0
Emerging-Market Debt	4.9
Bank Loan	4.0
Alternative and specialty	7.4
Sector Equity	5.3
Absolute Return	2.1
Unaffiliated investment companies	1.0
Equity	1.0
U.S. Government	7.7
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-21 (%)
	Class A	Class I1,2	Class R2[1,2]	Class R4[2]	Class R5[2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2
Average annual total returns
1 year	7.24	13.30	12.83	13.04	13.24	13.43	13.38	12.23	11.82
5 year	6.93	8.40	7.95	8.23	8.45	8.50	8.44	7.51	8.43
10-year	5.30	5.93	5.77	6.04	6.27	6.28	6.26	5.88	6.71
Cumulative returns
6-months	0.85	6.45	6.24	6.32	6.39	6.45	6.40	4.79	5.32
5 year	39.83	49.67	46.58	48.51	49.99	50.35	49.98	43.60	49.90
10-year	67.59	77.96	75.19	79.74	83.68	83.88	83.57	77.05	91.48
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.41	1.11	1.49	1.34	1.04	0.99	1.03
Net (%)	0.93	0.63	1.01	0.76	0.56	0.51	0.55
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 3-27-15. Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class R1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio's prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	15

Your expenses
As a shareholder of a John Hancock Funds II Multimanager Lifetime Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2020 through February 28, 2021).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2020	Ending value on 2-28-2021	Expenses paid during period ended 2-28-2021[1]	Annualized expense ratio[2]
Multimanager 2065 Lifetime Portfolio
Class A	Actual expenses/actual returns[3]	$1,000.00	$1,234.70	$1.98	0.41%
	Hypothetical example	1,000.00	1,020.00	1.80	0.41%
Class I	Actual expenses/actual returns[3]	1,000.00	1,235.60	0.53	0.11%
	Hypothetical example	1,000.00	1,021.30	0.48	0.11%
Class R2	Actual expenses/actual returns[3]	1,000.00	1,235.20	1.26	0.26%
	Hypothetical example	1,000.00	1,020.60	1.14	0.26%
Class R4	Actual expenses/actual returns[3]	1,000.00	1,235.50	0.77	0.16%
	Hypothetical example	1,000.00	1,021.10	0.70	0.16%
Class R5	Actual expenses/actual returns[3]	1,000.00	1,236.90	0.05	0.01%
	Hypothetical example	1,000.00	1,021.70	0.04	0.01%
Class R6	Actual expenses/actual returns[3]	1,000.00	1,236.90	0.05	0.01%
	Hypothetical example	1,000.00	1,021.70	0.04	0.01%
Class 1	Actual expenses/actual returns[3]	1,000.00	1,235.80	0.24	0.05%
	Hypothetical example	1,000.00	1,021.60	0.22	0.05%
16	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2020	Ending value on 2-28-2021	Expenses paid during period ended 2-28-2021[1]	Annualized expense ratio[2]
Multimanager 2060 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,161.90	$2.20	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,163.50	0.59	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	1,162.20	2.36	0.44%
	Hypothetical example	1,000.00	1,022.60	2.21	0.44%
Class R4	Actual expenses/actual returns	1,000.00	1,163.30	0.86	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class R5	Actual expenses/actual returns	1,000.00	1,164.10	0.32	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,164.40	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,164.10	0.27	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multimanager 2055 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,160.80	$2.20	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,162.20	0.59	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	1,160.00	2.68	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Class R4	Actual expenses/actual returns	1,000.00	1,162.30	0.86	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class R5	Actual expenses/actual returns	1,000.00	1,162.70	0.32	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,163.30	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,163.80	0.27	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multimanager 2050 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,161.40	$2.20	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,162.90	0.59	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	1,160.00	2.73	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	1,162.00	1.39	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R5	Actual expenses/actual returns	1,000.00	1,163.40	0.32	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,162.90	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,162.70	0.27	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	17

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2020	Ending value on 2-28-2021	Expenses paid during period ended 2-28-2021[1]	Annualized expense ratio[2]
Multimanager 2045 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,161.50	$2.20	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,163.00	0.59	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	1,160.90	2.73	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	1,162.40	1.34	0.25%
	Hypothetical example	1,000.00	1,023.60	1.25	0.25%
Class R5	Actual expenses/actual returns	1,000.00	1,163.10	0.32	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,164.10	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,163.50	0.27	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multimanager 2040 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,150.80	$2.19	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,152.50	0.59	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	1,150.60	2.67	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Class R4	Actual expenses/actual returns	1,000.00	1,151.30	1.39	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R5	Actual expenses/actual returns	1,000.00	1,152.80	0.32	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,152.90	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,153.10	0.27	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multimanager 2035 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,134.80	$2.17	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,136.60	0.58	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	1,134.40	2.70	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	1,135.70	1.27	0.24%
	Hypothetical example	1,000.00	1,023.60	1.20	0.24%
Class R5	Actual expenses/actual returns	1,000.00	1,137.10	0.32	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,136.90	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,137.20	0.26	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
18	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2020	Ending value on 2-28-2021	Expenses paid during period ended 2-28-2021[1]	Annualized expense ratio[2]
Multimanager 2030 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,117.00	$2.15	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,119.20	0.58	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	1,117.20	2.68	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	1,118.20	1.37	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R5	Actual expenses/actual returns	1,000.00	1,119.80	0.32	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,119.40	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,119.80	0.26	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multimanager 2025 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,101.90	$2.14	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,102.20	0.57	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	1,101.00	2.60	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Class R4	Actual expenses/actual returns	1,000.00	1,101.80	1.25	0.24%
	Hypothetical example	1,000.00	1,023.60	1.20	0.24%
Class R5	Actual expenses/actual returns	1,000.00	1,102.80	0.31	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,103.50	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,103.90	0.26	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multimanager 2020 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,082.90	$2.12	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,083.50	0.57	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	1,081.60	2.58	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Class R4	Actual expenses/actual returns	1,000.00	1,083.90	1.34	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R5	Actual expenses/actual returns	1,000.00	1,084.30	0.31	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,085.10	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,084.40	0.26	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	19

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2020	Ending value on 2-28-2021	Expenses paid during period ended 2-28-2021[1]	Annualized expense ratio[2]
Multimanager 2015 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,072.60	$2.11	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,073.10	0.57	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	1,072.30	2.57	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Class R4	Actual expenses/actual returns	1,000.00	1,072.30	1.39	0.27%
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%
Class R5	Actual expenses/actual returns	1,000.00	1,073.70	0.31	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,074.30	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,072.70	0.26	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%
Multimanager 2010 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,061.60	$2.10	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Class I	Actual expenses/actual returns	1,000.00	1,064.50	0.56	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Class R2	Actual expenses/actual returns	1,000.00	1,062.40	2.45	0.48%
	Hypothetical example	1,000.00	1,022.40	2.41	0.48%
Class R4	Actual expenses/actual returns	1,000.00	1,063.20	1.33	0.26%
	Hypothetical example	1,000.00	1,023.50	1.30	0.26%
Class R5	Actual expenses/actual returns	1,000.00	1,063.90	0.31	0.06%
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,064.50	0.00	0.00%
	Hypothetical example	1,000.00	1,024.80	0.00	0.00%
Class 1	Actual expenses/actual returns	1,000.00	1,064.00	0.26	0.05%
	Hypothetical example	1,000.00	1,024.50	0.25	0.05%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
[3]	The inception date for fund is 9-23-20. Actual Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 158/365 (to reflect the period).
20	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Portfolios' investments
Subadvisors of Affiliated Underlying Funds
Allianz Global Investors U.S. LLC	(Allianz)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investment Management, LLC	(Redwood)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Unigestion (UK) Limited	(Unigestion)
Wellington Management Company LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
MULTIMANAGER 2065 LIFETIME PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.4%
Equity - 89.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	4,707	$265,786
Capital Appreciation, Class NAV, JHF II (Jennison)	8,435	174,010
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	12,576	138,337
Disciplined Value, Class NAV, JHF III (Boston Partners)	8,592	190,827
Disciplined Value International, Class NAV, JHIT (Boston Partners)	12,366	166,816
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	19,517	299,200
Equity Income, Class NAV, JHF II (T. Rowe Price)	14,938	294,432
Financial Industries, Class NAV, JHIT II (MIM US) (B)	3,074	61,329
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	2,381	155,703
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,061	30,840
International Growth, Class NAV, JHF III (Wellington)	3,369	127,196
International Small Company, Class NAV, JHF II (DFA)	9,146	110,670
Mid Cap Stock, Class NAV, JHF II (Wellington)	8,118	223,160
Mid Value, Class NAV, JHF II (T. Rowe Price)	12,457	221,104
Small Cap Growth, Class NAV, JHF II (Redwood)	2,740	68,671
Small Cap Value, Class NAV, JHF II (Wellington)	3,002	67,086
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	114,012	1,514,085
Fixed income - 2.3%
Bond, Class NAV, JHSB (MIM US) (B)	1,955	32,142
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,101	28,745
High Yield, Class NAV, JHBT (MIM US) (B)	8,498	29,063
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,284	14,505
Alternative and specialty - 3.8%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	2,277	23,613
Alternative Risk Premia, Class NAV, JHIT (Unigestion) (C)	3,374	27,667
Health Sciences, Class NAV, JHF II (T. Rowe Price)	11,005	65,701
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	11,750	61,099

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,263,575)		$4,391,787
UNAFFILIATED INVESTMENT COMPANIES - 3.3%
Equity - 3.3%
Fidelity 500 Index Fund	135	17,841
Fidelity Emerging Markets Index Fund	5,625	74,471
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	21

MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity International Index Fund	634	$29,217
Fidelity Small Cap Index Fund	1,033	28,793

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $143,191)		$150,322
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.3%
U.S. Government - 1.3%
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	$28,000	15,314
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	29,000	15,349
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	27,000	15,314
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	27,000	15,229

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $66,157)		$61,206
SHORT-TERM INVESTMENTS - 1.6%
Short-term funds - 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (D)	71,712	71,712

TOTAL SHORT-TERM INVESTMENTS (Cost $71,712)		$71,712
Total investments (Cost $4,544,635) - 101.6%		$4,675,027
Other assets and liabilities, net - (1.6%)		(72,165)
TOTAL NET ASSETS - 100.0%		$4,602,862
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.3%
Equity - 89.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	180,709	$10,204,640
Capital Appreciation, Class NAV, JHF II (Jennison)	324,131	6,686,819
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	477,839	5,256,232
Disciplined Value, Class NAV, JHF III (Boston Partners)	332,582	7,386,652
Disciplined Value International, Class NAV, JHIT (Boston Partners)	468,760	6,323,566
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	736,910	11,296,836
Equity Income, Class NAV, JHF II (T. Rowe Price)	564,486	11,126,012
Financial Industries, Class NAV, JHIT II (MIM US) (B)	121,337	2,420,681
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	89,904	5,878,847
International Dynamic Growth, Class NAV, JHIT (Axiom)	77,835	1,164,418
International Growth, Class NAV, JHF III (Wellington)	127,219	4,802,526
International Small Company, Class NAV, JHF II (DFA)	346,825	4,196,585
MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Mid Cap Stock, Class NAV, JHF II (Wellington)	310,567	$8,537,476
Mid Value, Class NAV, JHF II (T. Rowe Price)	479,890	8,518,045
Small Cap Growth, Class NAV, JHF II (Redwood)	104,077	2,608,163
Small Cap Value, Class NAV, JHF II (Wellington)	117,675	2,630,033
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,304,746	57,167,022
Fixed income - 1.9%
Bond, Class NAV, JHSB (MIM US) (B)	62,394	1,025,757
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	99,009	917,818
High Yield, Class NAV, JHBT (MIM US) (B)	268,955	919,827
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	40,577	458,525
Alternative and specialty - 3.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	86,946	901,630
Alternative Risk Premia, Class NAV, JHIT (Unigestion) (C)	68,423	561,071
Health Sciences, Class NAV, JHF II (T. Rowe Price)	417,499	2,492,469
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	447,572	2,327,377

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $139,839,583)		$165,809,027
UNAFFILIATED INVESTMENT COMPANIES - 3.3%
Equity - 3.3%
Fidelity 500 Index Fund	5,087	673,614
Fidelity Emerging Markets Index Fund	212,372	2,811,802
Fidelity International Index Fund	23,940	1,103,133
Fidelity Small Cap Index Fund	39,325	1,096,001

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $4,577,086)		$5,684,550
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	4,248	2,963

TOTAL COMMON STOCKS (Cost $1,807)		$2,963
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
U.S. Government - 1.4%
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	$1,114,600	609,587
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	1,156,000	611,860
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	1,070,600	607,228
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	1,078,500	608,318

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,598,955)		$2,436,993
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (D)	1,023	1,023
22	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $1,023)	$1,023
Total investments (Cost $147,018,454) - 100.0%	$173,934,556
Other assets and liabilities, net - 0.0%	12,473
TOTAL NET ASSETS - 100.0%	$173,947,029
MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.3%
Equity - 89.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	335,457	$18,943,263
Capital Appreciation, Class NAV, JHF II (Jennison)	597,605	12,328,594
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	884,143	9,725,578
Disciplined Value, Class NAV, JHF III (Boston Partners)	613,567	13,627,326
Disciplined Value International, Class NAV, JHIT (Boston Partners)	866,918	11,694,718
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,346,799	20,646,427
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,047,010	20,636,561
Financial Industries, Class NAV, JHIT II (MIM US) (B)	224,448	4,477,742
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	165,784	10,840,606
International Dynamic Growth, Class NAV, JHIT (Axiom)	142,634	2,133,805
International Growth, Class NAV, JHF III (Wellington)	232,510	8,777,237
International Small Company, Class NAV, JHF II (DFA)	639,067	7,732,716
Mid Cap Stock, Class NAV, JHF II (Wellington)	575,738	15,827,039
Mid Value, Class NAV, JHF II (T. Rowe Price)	886,849	15,741,561
Small Cap Growth, Class NAV, JHF II (Redwood)	194,470	4,873,413
Small Cap Value, Class NAV, JHF II (Wellington)	217,189	4,854,173
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,911,776	105,068,384
Fixed income - 1.9%
Bond, Class NAV, JHSB (MIM US) (B)	114,716	1,885,924
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	182,036	1,687,471
High Yield, Class NAV, JHBT (MIM US) (B)	494,492	1,691,164
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	74,604	843,030
Alternative and specialty - 3.7%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	160,576	1,665,176
MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Alternative Risk Premia, Class NAV, JHIT (Unigestion) (C)	143,603	$1,177,544
Health Sciences, Class NAV, JHF II (T. Rowe Price)	770,355	4,599,021
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	817,606	4,251,551

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $256,134,037)		$305,730,024
UNAFFILIATED INVESTMENT COMPANIES - 3.3%
Equity - 3.3%
Fidelity 500 Index Fund	9,372	1,240,990
Fidelity Emerging Markets Index Fund	389,364	5,155,177
Fidelity International Index Fund	44,040	2,029,341
Fidelity Small Cap Index Fund	73,909	2,059,843

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $8,457,664)		$10,485,351
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	12,063	8,414

TOTAL COMMON STOCKS (Cost $5,131)		$8,414
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
U.S. Government - 1.4%
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	$2,070,700	1,132,489
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	2,147,000	1,136,386
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	1,990,100	1,128,754
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	2,003,500	1,130,055

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,791,068)		$4,527,684
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (D)	119,989	119,989

TOTAL SHORT-TERM INVESTMENTS (Cost $119,989)		$119,989
Total investments (Cost $269,507,889) - 100.0%		$320,871,462
Other assets and liabilities, net - 0.0%		6,162
TOTAL NET ASSETS - 100.0%		$320,877,624
MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.3%
Equity - 89.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	578,946	$32,693,095
Capital Appreciation, Class NAV, JHF II (Jennison)	1,009,776	20,831,686
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,504,117	16,545,283
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	23

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,050,914	$23,340,809
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,478,277	19,941,954
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,237,586	34,302,200
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,782,433	35,131,750
Financial Industries, Class NAV, JHIT II (MIM US) (B)	382,060	7,622,106
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	285,293	18,655,337
International Dynamic Growth, Class NAV, JHIT (Axiom)	241,464	3,612,301
International Growth, Class NAV, JHF III (Wellington)	390,625	14,746,096
International Small Company, Class NAV, JHF II (DFA)	1,078,943	13,055,206
Mid Cap Stock, Class NAV, JHF II (Wellington)	978,836	26,908,190
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,513,893	26,871,600
Small Cap Growth, Class NAV, JHF II (Redwood)	331,678	8,311,856
Small Cap Value, Class NAV, JHF II (Wellington)	369,483	8,257,937
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	13,512,044	179,439,941
Fixed income - 1.9%
Bond, Class NAV, JHSB (MIM US) (B)	195,379	3,212,032
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	308,366	2,858,550
High Yield, Class NAV, JHBT (MIM US) (B)	837,663	2,864,807
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	126,379	1,428,080
Alternative and specialty - 3.7%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	271,893	2,819,535
Alternative Risk Premia, Class NAV, JHIT (Unigestion) (C)	258,348	2,118,458
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,304,128	7,785,644
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,386,518	7,209,895

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $423,221,889)		$520,564,348
UNAFFILIATED INVESTMENT COMPANIES - 3.2%
Equity - 3.2%
Fidelity 500 Index Fund	15,857	2,099,666
Fidelity Emerging Markets Index Fund	658,443	8,717,779
Fidelity International Index Fund	74,539	3,434,779
Fidelity Small Cap Index Fund	125,122	3,487,139

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $14,340,629)		$17,739,363
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	24,454	$17,056

TOTAL COMMON STOCKS (Cost $10,402)		$17,056
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
U.S. Government - 1.4%
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	$3,534,000	1,932,784
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	3,665,000	1,939,849
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	3,396,400	1,926,386
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	3,419,400	1,928,680

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $8,155,869)		$7,727,699
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (D)	276,410	276,410

TOTAL SHORT-TERM INVESTMENTS (Cost $276,410)		$276,410
Total investments (Cost $446,005,199) - 100.0%		$546,324,876
Other assets and liabilities, net - (0.0%)		(2,384)
TOTAL NET ASSETS - 100.0%		$546,322,492
MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.3%
Equity - 89.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	968,541	$54,693,526
Capital Appreciation, Class NAV, JHF II (Jennison)	1,690,744	34,880,049
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,532,204	27,854,239
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,761,002	39,111,861
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,488,248	33,566,467
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	3,721,918	57,057,005
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,005,550	59,239,383
Financial Industries, Class NAV, JHIT II (MIM US) (B)	639,306	12,754,161
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	481,551	31,488,621
International Dynamic Growth, Class NAV, JHIT (Axiom)	403,186	6,031,660
International Growth, Class NAV, JHF III (Wellington)	657,548	24,822,421
International Small Company, Class NAV, JHF II (DFA)	1,826,490	22,100,525
24	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,643,946	$45,192,082
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,559,946	45,439,045
Small Cap Growth, Class NAV, JHF II (Redwood)	546,736	13,701,198
Small Cap Value, Class NAV, JHF II (Wellington)	620,342	13,864,637
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	22,820,953	303,062,255
Fixed income - 1.9%
Bond, Class NAV, JHSB (MIM US) (B)	323,036	5,310,718
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	515,869	4,782,109
High Yield, Class NAV, JHBT (MIM US) (B)	1,401,338	4,792,575
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	211,505	2,390,011
Alternative and specialty - 3.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	454,110	4,709,119
Alternative Risk Premia, Class NAV, JHIT (Unigestion) (C)	441,952	3,624,008
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,178,226	13,004,010
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,319,499	12,061,397

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $646,931,413)		$875,533,082
UNAFFILIATED INVESTMENT COMPANIES - 3.2%
Equity - 3.2%
Fidelity 500 Index Fund	26,705	3,536,020
Fidelity Emerging Markets Index Fund	1,100,088	14,565,168
Fidelity International Index Fund	124,787	5,750,207
Fidelity Small Cap Index Fund	207,136	5,772,871

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $23,853,724)		$29,624,266
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	45,339	31,622

TOTAL COMMON STOCKS (Cost $19,285)		$31,622
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
U.S. Government - 1.4%
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	$5,947,500	3,252,755
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	6,168,000	3,264,662
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	5,715,200	3,241,574
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	5,754,000	3,245,489

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $13,700,967)		$13,004,480
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (D)	955,794	955,794
MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $955,794)	$955,794
Total investments (Cost $685,461,183) - 100.0%	$919,149,244
Other assets and liabilities, net - (0.0%)	(28,740)
TOTAL NET ASSETS - 100.0%	$919,120,504
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.4%
Equity - 83.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	994,340	$56,150,352
Capital Appreciation, Class NAV, JHF II (Jennison)	1,713,766	35,354,993
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,846,869	20,315,564
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,742,814	38,707,888
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,473,179	33,363,180
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	3,759,516	57,633,378
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,101,084	61,122,359
Financial Industries, Class NAV, JHIT II (MIM US) (B)	687,214	13,709,924
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	391,751	4,865,547
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	519,056	33,941,078
Global Equity, Class NAV, JHF II (MIM US) (B)	380,761	5,018,430
International Dynamic Growth, Class NAV, JHIT (Axiom)	297,866	4,456,077
International Growth, Class NAV, JHF III (Wellington)	697,390	26,326,471
International Small Company, Class NAV, JHF II (DFA)	1,919,192	23,222,219
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,606,067	44,150,771
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,524,997	44,818,691
Small Cap Growth, Class NAV, JHF II (Redwood)	544,906	13,655,349
Small Cap Value, Class NAV, JHF II (Wellington)	623,915	13,944,493
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	23,544,411	312,669,778
Fixed income - 5.1%
Bond, Class NAV, JHSB (MIM US) (B)	937,286	15,408,983
Core Bond, Class NAV, JHF II (Wells Capital)	584,665	7,629,883
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,162,114	10,772,794
High Yield, Class NAV, JHBT (MIM US) (B)	3,280,907	11,220,701
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	542,390	6,129,002
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	25

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - 4.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	702,099	$7,280,763
Alternative Risk Premia, Class NAV, JHIT (Unigestion) (C)	519,785	4,262,234
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	766,747	7,575,455
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,358,867	14,082,435
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,500,450	13,002,342

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $702,285,968)		$940,791,134
UNAFFILIATED INVESTMENT COMPANIES - 3.5%
Equity - 3.5%
Fidelity 500 Index Fund	46,285	6,128,560
Fidelity Emerging Markets Index Fund	959,960	12,709,868
Fidelity International Index Fund	239,539	11,037,940
Fidelity Small Cap Index Fund	216,130	6,023,534

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $29,622,496)		$35,899,902
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	49,809	34,740

TOTAL COMMON STOCKS (Cost $21,187)		$34,740
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.0%
U.S. Government - 3.0%
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	$13,621,600	7,449,806
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	14,130,000	7,478,871
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	13,091,300	7,425,185
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	13,179,900	7,433,997

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $31,773,407)		$29,787,859
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (D)	936,008	936,008

TOTAL SHORT-TERM INVESTMENTS (Cost $936,008)		$936,008
Total investments (Cost $764,639,066) - 100.0%		$1,007,449,643
Other assets and liabilities, net - (0.0%)		(22,343)
TOTAL NET ASSETS - 100.0%		$1,007,427,300
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.7%
Equity - 75.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,088,932	$61,491,964
MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Capital Appreciation, Class NAV, JHF II (Jennison)	1,858,272	$38,336,153
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,428,259	26,710,850
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,844,841	40,973,912
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,583,282	34,848,471
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	3,689,004	56,552,438
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,497,652	68,938,712
Financial Industries, Class NAV, JHIT II (MIM US) (B)	637,160	12,711,334
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	466,675	5,796,105
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	572,958	37,465,714
Global Equity, Class NAV, JHF II (MIM US) (B)	543,560	7,164,118
International Dynamic Growth, Class NAV, JHIT (Axiom)	221,397	3,312,094
International Growth, Class NAV, JHF III (Wellington)	762,474	28,783,386
International Small Company, Class NAV, JHF II (DFA)	2,140,250	25,897,025
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,609,212	44,237,232
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,533,394	44,967,745
Small Cap Growth, Class NAV, JHF II (Redwood)	558,663	14,000,086
Small Cap Value, Class NAV, JHF II (Wellington)	633,889	14,167,411
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	25,107,653	333,429,632
Fixed income - 11.9%
Bond, Class NAV, JHSB (MIM US) (B)	2,353,814	38,696,704
Core Bond, Class NAV, JHF II (Wells Capital)	2,230,701	29,110,655
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,449,891	22,710,492
High Yield, Class NAV, JHBT (MIM US) (B)	7,345,835	25,122,757
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	418,797	4,104,207
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,780,512	20,119,791
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	136,545	1,564,807
Alternative and specialty - 5.3%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	833,993	8,648,510
Alternative Risk Premia, Class NAV, JHIT (Unigestion) (C)	775,580	6,359,754
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	2,188,940	21,626,726
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,534,817	15,132,855
26	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,341,020	$12,173,304

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $838,007,724)		$1,105,154,944
UNAFFILIATED INVESTMENT COMPANIES - 3.2%
Equity - 3.2%
Fidelity 500 Index Fund	35,009	4,635,588
Fidelity Emerging Markets Index Fund	680,443	9,009,064
Fidelity International Index Fund	380,695	17,542,433
Fidelity Small Cap Index Fund	235,500	6,563,394

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $31,647,236)		$37,750,479
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	52,909	36,902

TOTAL COMMON STOCKS (Cost $22,505)		$36,902
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.0%
U.S. Government - 4.0%
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	$21,956,400	12,008,202
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	22,778,000	12,056,173
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	21,100,900	11,968,108
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	21,244,100	11,982,532

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $51,129,262)		$48,015,015
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (D)	1,002,042	1,002,042

TOTAL SHORT-TERM INVESTMENTS (Cost $1,002,042)		$1,002,042
Total investments (Cost $921,808,769) - 100.0%		$1,191,959,382
Other assets and liabilities, net - (0.0%)		(38,789)
TOTAL NET ASSETS - 100.0%		$1,191,920,593
MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.2%
Equity - 65.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	990,078	$55,909,726
Capital Appreciation, Class NAV, JHF II (Jennison)	1,591,312	32,828,768
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,702,933	40,732,267
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,611,003	35,780,383
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,502,136	33,753,819
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	3,307,504	$50,704,030
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,127,698	61,646,930
Financial Industries, Class NAV, JHIT II (MIM US) (B)	675,348	13,473,190
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,176,688	14,614,470
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	537,872	35,171,417
Global Equity, Class NAV, JHF II (MIM US) (B)	1,254,441	16,533,526
International Dynamic Growth, Class NAV, JHIT (Axiom)	288,566	4,316,953
International Growth, Class NAV, JHF III (Wellington)	706,462	26,668,938
International Small Company, Class NAV, JHF II (DFA)	2,187,717	26,471,373
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,482,453	40,752,641
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,335,552	41,456,053
Small Cap Growth, Class NAV, JHF II (Redwood)	515,320	12,913,930
Small Cap Value, Class NAV, JHF II (Wellington)	589,543	13,176,294
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	25,249,088	335,307,895
Fixed income - 19.9%
Bond, Class NAV, JHSB (MIM US) (B)	4,068,358	66,883,814
Core Bond, Class NAV, JHF II (Wells Capital)	4,748,073	61,962,356
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,312,335	39,975,346
High Yield, Class NAV, JHBT (MIM US) (B)	11,815,274	40,408,236
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	742,995	7,281,346
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	4,484,309	50,672,693
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	241,330	2,765,645
Alternative and specialty - 6.4%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	937,388	9,720,713
Alternative Risk Premia, Class NAV, JHIT (Unigestion) (C)	1,010,784	8,288,429
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,931,902	38,847,194
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,854,716	17,042,655
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,471,118	12,849,815

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $971,971,372)		$1,248,910,845
UNAFFILIATED INVESTMENT COMPANIES - 2.6%
Equity - 2.6%
Fidelity Emerging Markets Index Fund	488,167	6,463,325
Fidelity International Index Fund	493,072	22,720,745
Fidelity Small Cap Index Fund	231,664	6,456,470
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	27

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $30,121,154)		$35,640,540
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	59,458	$41,470

TOTAL COMMON STOCKS (Cost $25,291)		$41,470
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.1%
U.S. Government - 5.1%
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	$31,775,900	17,378,597
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	32,968,000	17,449,641
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	30,536,800	17,320,006
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	30,744,400	17,341,086

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $73,835,876)		$69,489,330
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (D)	1,179,462	1,179,462

TOTAL SHORT-TERM INVESTMENTS (Cost $1,179,462)		$1,179,462
Total investments (Cost $1,077,133,155) - 100.0%		$1,355,261,647
Other assets and liabilities, net - (0.0%)		(47,889)
TOTAL NET ASSETS - 100.0%		$1,355,213,758
MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.3%
Equity - 55.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	620,822	$35,057,811
Capital Appreciation, Class NAV, JHF II (Jennison)	966,873	19,946,588
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,519,913	49,719,042
Disciplined Value, Class NAV, JHF III (Boston Partners)	967,614	21,490,716
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,012,723	27,151,638
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,111,508	32,369,425
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,985,054	39,125,406
Financial Industries, Class NAV, JHIT II (MIM US) (B)	506,996	10,114,566
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,597,026	19,835,066
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	369,660	24,172,069
Global Equity, Class NAV, JHF II (MIM US) (B)	1,626,748	21,440,537
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Dynamic Growth, Class NAV, JHIT (Axiom)	261,408	$3,910,663
International Growth, Class NAV, JHF III (Wellington)	561,021	21,178,550
International Small Company, Class NAV, JHF II (DFA)	1,733,612	20,976,706
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,087,287	29,889,512
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,708,857	30,332,220
Small Cap Growth, Class NAV, JHF II (Redwood)	386,150	9,676,918
Small Cap Value, Class NAV, JHF II (Wellington)	436,179	9,748,595
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	19,860,816	263,751,642
Fixed income - 29.0%
Bond, Class NAV, JHSB (MIM US) (B)	5,083,576	83,573,990
Core Bond, Class NAV, JHF II (Wells Capital)	4,917,281	64,170,512
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,670,419	43,294,785
Floating Rate Income, Class NAV, JHF II (Bain Capital)	2,163,311	17,847,318
High Yield, Class NAV, JHBT (MIM US) (B)	12,314,607	42,115,956
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	2,554,566	25,750,021
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	947,909	9,289,507
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	6,573,506	74,280,619
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	275,414	3,156,246
Alternative and specialty - 7.3%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	844,154	8,753,882
Alternative Risk Premia, Class NAV, JHIT (Unigestion) (C)	1,033,044	8,470,957
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	5,013,188	49,530,298
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,531,211	15,111,327
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,906,903	9,915,894

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $920,076,665)		$1,145,148,982
UNAFFILIATED INVESTMENT COMPANIES - 2.2%
Equity - 2.2%
Fidelity Emerging Markets Index Fund	447,130	5,919,999
Fidelity International Index Fund	360,168	16,596,530
Fidelity Small Cap Index Fund	181,844	5,067,983

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $23,107,305)		$27,584,512
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	43,019	30,004
28	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $18,298)		$30,004
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.4%
U.S. Government - 6.4%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$4,759,450	$4,981,155
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	5,368,035	5,795,800
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	5,330,297	5,764,945
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	29,331,100	16,041,508
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	30,428,000	16,105,244
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	28,187,800	15,987,689
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	28,379,500	16,007,187

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $83,869,679)		$80,683,528
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (D)	1,308,177	1,308,177

TOTAL SHORT-TERM INVESTMENTS (Cost $1,308,177)		$1,308,177
Total investments (Cost $1,028,380,124) - 100.0%		$1,254,755,203
Other assets and liabilities, net - (0.0%)		(34,344)
TOTAL NET ASSETS - 100.0%		$1,254,720,859
MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.5%
Equity - 41.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	146,903	$8,295,627
Capital Appreciation, Class NAV, JHF II (Jennison)	168,932	3,485,075
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,171,157	34,882,726
Disciplined Value, Class NAV, JHF III (Boston Partners)	115,900	2,574,136
Disciplined Value International, Class NAV, JHIT (Boston Partners)	828,898	11,181,837
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	760,818	11,663,341
Equity Income, Class NAV, JHF II (T. Rowe Price)	532,690	10,499,319
Financial Industries, Class NAV, JHIT II (MIM US) (B)	270,359	5,393,655
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,034,589	12,849,601
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	161,650	10,570,317
Global Equity, Class NAV, JHF II (MIM US) (B)	1,031,771	13,598,748
MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Global Shareholder Yield, Class NAV, JHF III (Epoch)	575,008	$6,463,092
International Dynamic Growth, Class NAV, JHIT (Axiom)	276,635	4,138,456
International Growth, Class NAV, JHF III (Wellington)	161,859	6,110,176
International Small Company, Class NAV, JHF II (DFA)	800,315	9,683,806
Mid Cap Stock, Class NAV, JHF II (Wellington)	470,045	12,921,536
Mid Value, Class NAV, JHF II (T. Rowe Price)	725,584	12,879,116
Small Cap Growth, Class NAV, JHF II (Redwood)	223,625	5,604,049
Small Cap Value, Class NAV, JHF II (Wellington)	246,507	5,509,422
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,384,939	124,631,991
Fixed income - 41.1%
Bond, Class NAV, JHSB (MIM US) (B)	4,564,682	75,043,378
Core Bond, Class NAV, JHF II (Wells Capital)	5,010,476	65,386,717
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,509,381	32,531,965
Floating Rate Income, Class NAV, JHF II (Bain Capital)	2,087,051	17,218,170
High Yield, Class NAV, JHBT (MIM US) (B)	9,132,523	31,233,230
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	2,805,915	28,283,618
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	658,875	6,456,970
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	4,307,652	48,676,463
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	203,648	2,333,806
Alternative and specialty - 8.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	507,238	5,260,060
Alternative Risk Premia, Class NAV, JHIT (Unigestion) (C)	739,024	6,060,001
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,833,847	37,878,413
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,560,439	9,315,824
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,007,349	5,238,213

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $574,967,602)		$683,852,854
UNAFFILIATED INVESTMENT COMPANIES - 1.5%
Equity - 1.5%
Fidelity Emerging Markets Index Fund	129,455	1,713,982
Fidelity International Index Fund	202,049	9,310,433

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $9,753,207)		$11,024,415
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	19,966	13,926
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	29

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $8,493)		$13,926
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.9%
U.S. Government - 6.9%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$5,929,170	$6,205,363
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	6,687,665	7,220,589
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	6,640,182	7,181,642
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	14,084,300	7,702,862
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	14,613,000	7,734,518
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	13,535,300	7,677,015
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	13,628,400	7,686,969

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $52,393,366)		$51,408,958
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (D)	955,109	955,109

TOTAL SHORT-TERM INVESTMENTS (Cost $955,109)		$955,109
Total investments (Cost $638,077,777) - 100.0%		$747,255,262
Other assets and liabilities, net - (0.0%)		(24,774)
TOTAL NET ASSETS - 100.0%		$747,230,488
MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.7%
Equity - 37.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	47,606	$2,688,296
Capital Appreciation, Class NAV, JHF II (Jennison)	55,588	1,146,790
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,084,926	11,934,188
Disciplined Value, Class NAV, JHF III (Boston Partners)	52,803	1,172,747
Disciplined Value International, Class NAV, JHIT (Boston Partners)	313,436	4,228,254
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	198,801	3,047,622
Equity Income, Class NAV, JHF II (T. Rowe Price)	203,615	4,013,256
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	362,590	4,503,370
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	50,397	3,295,487
Global Equity, Class NAV, JHF II (MIM US) (B)	371,598	4,897,663
Global Shareholder Yield, Class NAV, JHF III (Epoch)	258,383	2,904,230
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Dynamic Growth, Class NAV, JHIT (Axiom)	78,041	$1,167,499
International Growth, Class NAV, JHF III (Wellington)	56,957	2,150,123
International Small Company, Class NAV, JHF II (DFA)	247,809	2,998,493
Mid Cap Stock, Class NAV, JHF II (Wellington)	127,080	3,493,421
Mid Value, Class NAV, JHF II (T. Rowe Price)	197,590	3,507,224
Small Cap Growth, Class NAV, JHF II (Redwood)	66,224	1,659,566
Small Cap Value, Class NAV, JHF II (Wellington)	73,915	1,651,991
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,883,157	38,288,322
Fixed income - 48.0%
Bond, Class NAV, JHSB (MIM US) (B)	1,918,870	31,546,227
Core Bond, Class NAV, JHF II (Wells Capital)	2,107,135	27,498,107
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,345,432	12,472,150
Floating Rate Income, Class NAV, JHF II (Bain Capital)	978,812	8,075,195
High Yield, Class NAV, JHBT (MIM US) (B)	3,397,450	11,619,278
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,428,701	14,401,302
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	256,864	2,517,269
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,662,686	18,788,350
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	79,079	906,251
Alternative and specialty - 6.7%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	142,850	1,481,352
Alternative Risk Premia, Class NAV, JHIT (Unigestion) (C)	311,933	2,557,851
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	1,404,369	13,875,162

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $210,215,536)		$244,487,036
UNAFFILIATED INVESTMENT COMPANIES - 1.2%
Equity - 1.2%
Fidelity Emerging Markets Index Fund	47,533	629,331
Fidelity International Index Fund	54,462	2,509,602

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $2,722,186)		$3,138,933
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	5,942	4,144

TOTAL COMMON STOCKS (Cost $2,528)		$4,144
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.0%
U.S. Government - 7.0%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$3,139,490	3,285,734
30	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	3,540,296	$3,822,414
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	3,515,213	3,801,854
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	3,549,500	1,941,261
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	3,683,000	1,949,376
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	3,411,600	1,935,007
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	3,435,300	1,937,648

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $18,636,153)		$18,673,294
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (D)	143,569	143,569

TOTAL SHORT-TERM INVESTMENTS (Cost $143,569)		$143,569
Total investments (Cost $231,719,972) - 100.0%		$266,446,976
Other assets and liabilities, net - (0.0%)		(8,153)
TOTAL NET ASSETS - 100.0%		$266,438,823
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 2-28-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.3%
Equity - 30.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	19,731	$1,114,211
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	698,511	7,683,619
Disciplined Value International, Class NAV, JHIT (Boston Partners)	194,726	2,626,849
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	67,383	1,032,975
Equity Income, Class NAV, JHF II (T. Rowe Price)	78,105	1,539,444
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	209,780	2,605,469
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	25,408	1,661,458
Global Equity, Class NAV, JHF II (MIM US) (B)	227,531	2,998,858
Global Shareholder Yield, Class NAV, JHF III (Epoch)	203,352	2,285,674
International Dynamic Growth, Class NAV, JHIT (Axiom)	23,543	352,200
International Growth, Class NAV, JHF III (Wellington)	44,564	1,682,274
International Small Company, Class NAV, JHF II (DFA)	137,084	1,658,717
Mid Cap Stock, Class NAV, JHF II (Wellington)	52,584	1,445,536
Mid Value, Class NAV, JHF II (T. Rowe Price)	80,853	1,435,133
Small Cap Growth, Class NAV, JHF II (Redwood)	32,889	824,207
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Small Cap Value, Class NAV, JHF II (Wellington)	36,685	$819,901
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,568,812	20,833,824
Fixed income - 53.4%
Bond, Class NAV, JHSB (MIM US) (B)	1,300,494	21,380,123
Core Bond, Class NAV, JHF II (Wells Capital)	1,502,694	19,610,162
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	909,766	8,433,528
Floating Rate Income, Class NAV, JHF II (Bain Capital)	833,797	6,878,827
High Yield, Class NAV, JHBT (MIM US) (B)	2,335,226	7,986,474
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,250,448	12,604,520
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	180,535	1,769,239
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,131,916	12,790,649
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	51,252	587,342
Alternative and specialty - 7.4%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	170,040	1,763,316
Alternative Risk Premia, Class NAV, JHIT (Unigestion) (C)	225,268	1,847,199
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	919,797	9,087,591

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $138,967,251)		$157,339,319
UNAFFILIATED INVESTMENT COMPANIES - 1.0%
Equity - 1.0%
Fidelity Emerging Markets Index Fund	30,320	401,443
Fidelity International Index Fund	30,033	1,383,937

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $1,460,152)		$1,785,380
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	2,849	1,987

TOTAL COMMON STOCKS (Cost $1,212)		$1,987
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.7%
U.S. Government - 7.7%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$2,730,099	2,857,273
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	3,078,480	3,323,797
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	3,056,400	3,305,628
U.S. Treasury STRIPS, PO, 2.170%, 11/15/2048	1,698,600	928,983
U.S. Treasury STRIPS, PO, 2.170%, 05/15/2050	1,763,000	933,139
U.S. Treasury STRIPS, PO, 2.176%, 02/15/2047	1,632,800	926,099
U.S. Treasury STRIPS, PO, 2.177%, 05/15/2047	1,643,600	927,057
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	31

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $13,043,808)		$13,201,976
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0302% (D)	50,055	$50,055

TOTAL SHORT-TERM INVESTMENTS (Cost $50,055)		$50,055
Total investments (Cost $153,522,478) - 100.0%		$172,378,717
Other assets and liabilities, net - 0.0%		1,426
TOTAL NET ASSETS - 100.0%		$172,380,143
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 2-28-21.
(E)	Restricted security as to resale.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
32	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 2-28-21 (unaudited)

	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$283,240	$8,125,529	$15,141,438	$25,760,528
Affiliated investments, at value	4,391,787	165,809,027	305,730,024	520,564,348
Total investments, at value	4,675,027	173,934,556	320,871,462	546,324,876
Dividends and interest receivable	305	11,932	23,381	40,635
Receivable for fund shares sold	69,866	584,344	627,973	401,363
Receivable from affiliates	2,098	4,794	7,419	11,271
Other assets	82,086	72,494	74,944	80,013
Total assets	4,829,382	174,608,120	321,605,179	546,858,158
Liabilities
Payable for investments purchased	70,170	585,410	636,611	360,383
Payable for fund shares repurchased	—	12,179	16,265	80,336
Payable to affiliates
Accounting and legal services fees	128	8,068	15,048	25,943
Transfer agent fees	19	817	2,835	7,946
Distribution and service fees	—	52	317	1,099
Trustees' fees	6	125	203	324
Other liabilities and accrued expenses	156,197	54,440	56,276	59,635
Total liabilities	226,520	661,091	727,555	535,666
Net assets	$4,602,862	$173,947,029	$320,877,624	$546,322,492
Net assets consist of
Paid-in capital	$4,420,276	$141,926,598	$261,346,110	$430,798,383
Total distributable earnings (loss)	182,586	32,020,431	59,531,514	115,524,109
Net assets	$4,602,862	$173,947,029	$320,877,624	$546,322,492
Unaffiliated investments, at cost	$281,060	$7,178,871	$13,373,852	$22,783,310
Affiliated investments, at cost	4,263,575	139,839,583	256,134,037	423,221,889
Total investments, at cost	4,544,635	147,018,454	269,507,889	446,005,199
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$129,745	$8,779,034	$30,908,534	$87,280,253
Shares outstanding	10,601	596,726	2,364,849	6,279,394
Net asset value and redemption price per share	$12.24	$14.71	$13.07	$13.90
Class I
Net assets	$61,218	$59,901	$75,885	$63,303
Shares outstanding	5,000	4,064	5,795	4,547
Net asset value, offering price and redemption price per share	$12.24	$14.74	$13.09	$13.92
Class R2
Net assets	$61,203	$474,091	$1,319,110	$4,965,822
Shares outstanding	5,000	32,228	100,972	357,422
Net asset value, offering price and redemption price per share	$12.24	$14.71	$13.06	$13.89
Class R4
Net assets	$61,212	$117,703	$53,440	$1,288,615
Shares outstanding	5,000	7,994	4,082	92,685
Net asset value, offering price and redemption price per share	$12.24	$14.72	$13.09	$13.90
Class R5
Net assets	$61,230	$343,305	$1,091,711	$950,533
Shares outstanding	5,000	23,303	83,310	68,241
Net asset value, offering price and redemption price per share	$12.25	$14.73	$13.10	$13.93
Class R6
Net assets	$61,230	$4,580,348	$12,291,552	$27,082,184
Shares outstanding	5,000	310,582	938,204	1,943,752
Net asset value, offering price and redemption price per share	$12.25	$14.75	$13.10	$13.93
Class 1
Net assets	$4,167,024	$159,592,647	$275,137,392	$424,691,782
Shares outstanding	340,366	10,826,626	21,007,868	30,524,366
Net asset value, offering price and redemption price per share	$12.24	$14.74	$13.10	$13.91
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.88	$15.48	$13.76	$14.63

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	33

STATEMENTS OF ASSETS AND LIABILITIES 2-28-21 (unaudited)

Continued

	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$43,616,162	$66,658,509	$86,804,438	$106,350,802
Affiliated investments, at value	875,533,082	940,791,134	1,105,154,944	1,248,910,845
Total investments, at value	919,149,244	1,007,449,643	1,191,959,382	1,355,261,647
Dividends and interest receivable	69,254	150,808	340,561	605,459
Receivable for fund shares sold	40,016	1,301,195	289,139	858,612
Receivable for investments sold	265,057	2	13	23
Receivable from affiliates	19,814	20,751	22,355	26,527
Other assets	74,825	76,958	82,791	85,325
Total assets	919,618,210	1,008,999,357	1,192,694,241	1,356,837,593
Liabilities
Payable for investments purchased	54,256	938,830	369,793	1,284,093
Payable for fund shares repurchased	318,149	501,021	255,503	176,559
Payable to affiliates
Accounting and legal services fees	43,936	47,886	57,344	65,244
Transfer agent fees	14,368	16,762	19,709	23,400
Distribution and service fees	1,493	1,371	2,211	2,468
Trustees' fees	527	579	700	821
Other liabilities and accrued expenses	64,977	65,608	68,388	71,250
Total liabilities	497,706	1,572,057	773,648	1,623,835
Net assets	$919,120,504	$1,007,427,300	$1,191,920,593	$1,355,213,758
Net assets consist of
Paid-in capital	$655,153,088	$732,790,808	$884,306,700	$1,034,460,305
Total distributable earnings (loss)	263,967,416	274,636,492	307,613,893	320,753,453
Net assets	$919,120,504	$1,007,427,300	$1,191,920,593	$1,355,213,758
Unaffiliated investments, at cost	$38,529,770	$62,353,098	$83,801,045	$105,161,783
Affiliated investments, at cost	646,931,413	702,285,968	838,007,724	971,971,372
Total investments, at cost	685,461,183	764,639,066	921,808,769	1,077,133,155
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$158,749,498	$185,403,353	$220,347,570	$259,804,306
Shares outstanding	12,842,506	14,802,469	18,049,178	22,167,161
Net asset value and redemption price per share	$12.36	$12.53	$12.21	$11.72
Class I
Net assets	$223,502	$823,339	$81,036	$953,958
Shares outstanding	17,957	65,286	6,610	81,683
Net asset value, offering price and redemption price per share	$12.45	$12.61	$12.26	$11.68
Class R2
Net assets	$7,088,386	$6,618,446	$10,466,874	$11,289,158
Shares outstanding	570,838	526,726	853,074	971,055
Net asset value, offering price and redemption price per share	$12.42	$12.57	$12.27	$11.63
Class R4
Net assets	$222,615	$351,239	$126,555	$666,522
Shares outstanding	17,954	28,021	10,316	57,194
Net asset value, offering price and redemption price per share	$12.40	$12.53	$12.27	$11.65
Class R5
Net assets	$2,616,429	$2,105,032	$3,679,102	$5,886,916
Shares outstanding	209,665	166,722	299,161	504,597
Net asset value, offering price and redemption price per share	$12.48	$12.63	$12.30	$11.67
Class R6
Net assets	$40,099,347	$43,268,582	$50,230,456	$54,774,476
Shares outstanding	3,221,756	3,436,482	4,088,810	4,695,851
Net asset value, offering price and redemption price per share	$12.45	$12.59	$12.28	$11.66
Class 1
Net assets	$710,120,727	$768,857,309	$906,989,000	$1,021,838,422
Shares outstanding	56,994,758	60,986,293	73,743,324	87,518,362
Net asset value, offering price and redemption price per share	$12.46	$12.61	$12.30	$11.68
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.01	$13.19	$12.85	$12.34

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
34	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-28-21 (unaudited)

Continued

	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$109,606,221	$63,402,408	$21,959,940	$15,039,398
Affiliated investments, at value	1,145,148,982	683,852,854	244,487,036	157,339,319
Total investments, at value	1,254,755,203	747,255,262	266,446,976	172,378,717
Dividends and interest receivable	830,930	669,907	273,731	197,388
Receivable for fund shares sold	82,264	95,129	9,003	1,180
Receivable for investments sold	380,862	1,056,661	147,440	14,852
Receivable from affiliates	24,749	16,147	6,994	5,330
Other assets	83,920	79,593	65,178	65,535
Total assets	1,256,157,928	749,172,699	266,949,322	172,663,002
Liabilities
Payable for investments purchased	811,585	656,773	268,296	193,632
Payable for fund shares repurchased	468,174	1,161,541	161,039	20,106
Payable to affiliates
Accounting and legal services fees	60,821	36,852	13,036	8,510
Transfer agent fees	21,864	19,035	9,231	4,182
Distribution and service fees	2,533	1,895	524	191
Trustees' fees	830	576	262	192
Other liabilities and accrued expenses	71,262	65,539	58,111	56,046
Total liabilities	1,437,069	1,942,211	510,499	282,859
Net assets	$1,254,720,859	$747,230,488	$266,438,823	$172,380,143
Net assets consist of
Paid-in capital	$992,668,415	$616,214,328	$226,287,350	$151,200,880
Total distributable earnings (loss)	262,052,444	131,016,160	40,151,473	21,179,263
Net assets	$1,254,720,859	$747,230,488	$266,438,823	$172,380,143
Unaffiliated investments, at cost	$108,303,459	$63,110,175	$21,504,436	$14,555,227
Affiliated investments, at cost	920,076,665	574,967,602	210,215,536	138,967,251
Total investments, at cost	1,028,380,124	638,077,777	231,719,972	153,522,478
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$241,245,123	$215,097,169	$103,788,281	$46,620,998
Shares outstanding	21,528,307	21,196,262	11,384,137	5,254,767
Net asset value and redemption price per share	$11.21	$10.15	$9.12	$8.87
Class I
Net assets	$3,387,109	$309,153	$851,397	$587,968
Shares outstanding	303,713	30,447	93,427	66,317
Net asset value, offering price and redemption price per share	$11.15	$10.15	$9.11	$8.87
Class R2
Net assets	$12,079,030	$5,781,122	$2,659,697	$840,788
Shares outstanding	1,086,358	572,856	293,659	94,937
Net asset value, offering price and redemption price per share	$11.12	$10.09	$9.06	$8.86
Class R4
Net assets	$552,197	$518,796	$12,706	$60,751
Shares outstanding	49,465	51,415	1,400	6,856
Net asset value, offering price and redemption price per share	$11.16	$10.09	$9.07[2]	$8.86
Class R5
Net assets	$4,779,643	$7,683,055	$226,506	$697,431
Shares outstanding	429,035	758,546	24,888	78,706
Net asset value, offering price and redemption price per share	$11.14	$10.13	$9.10	$8.86
Class R6
Net assets	$51,314,722	$24,848,656	$11,528,634	$8,983,980
Shares outstanding	4,609,300	2,458,625	1,265,967	1,012,825
Net asset value, offering price and redemption price per share	$11.13	$10.11	$9.11	$8.87
Class 1
Net assets	$941,363,035	$492,992,537	$147,371,602	$114,588,227
Shares outstanding	84,462,699	48,684,819	16,188,297	12,921,682
Net asset value, offering price and redemption price per share	$11.15	$10.13	$9.10	$8.87
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[3]	$11.80	$10.68	$9.60	$9.34

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $9.07 is calculated using Net assets of $12,705.63 and Shares outstanding of 1,400.168.
[3]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	35

STATEMENTS OF OPERATIONS For the six months ended 2-28-21 (unaudited)

	Multimanager 2065 Lifetime Portfolio[1]	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$11,928	$1,549,103	$2,885,266	$5,004,325
Dividends from unaffiliated investments	500	72,284	134,200	233,878
Interest	153	18,189	35,293	62,066
Less foreign taxes withheld	—	(469)	(1,397)	(2,719)
Other income received from advisor	681	99,920	174,229	277,603
Total investment income	13,262	1,739,027	3,227,591	5,575,153
Expenses
Investment management fees	1,250	117,209	220,571	383,371
Distribution and service fees	568	48,243	106,803	231,952
Accounting and legal services fees	143	12,999	24,251	42,036
Transfer agent fees	91	4,595	16,070	46,592
Trustees' fees	9	1,258	2,373	4,118
Custodian fees	5,029	21,994	21,994	21,994
State registration fees	45,619	54,771	54,525	53,078
Printing and postage	7,881	9,265	9,937	11,492
Professional fees	32,290	23,500	25,229	27,981
Other	5,068	8,520	9,469	10,959
Total expenses	97,948	302,354	491,222	833,573
Less expense reductions	(97,314)	(249,721)	(368,774)	(556,538)
Net expenses	634	52,633	122,448	277,035
Net investment income	12,628	1,686,394	3,105,143	5,298,118
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(56)	85,930	153,288	322,165
Affiliated investments	(370)	798,007	1,904,759	3,960,745
Capital gain distributions received from affiliated investments	61,910	8,050,570	14,957,962	25,904,002
	61,484	8,934,507	17,016,009	30,186,912
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	2,180	505,984	956,321	1,607,786
Affiliated investments	128,212	12,935,003	23,664,141	40,328,004
	130,392	13,440,987	24,620,462	41,935,790
Net realized and unrealized gain	191,876	22,375,494	41,636,471	72,122,702
Increase in net assets from operations	$204,504	$24,061,888	$44,741,614	$77,420,820

[1]	Period from 9-23-20 (commencement of operations) to 2-28-21. Unaudited.
36	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-21 (unaudited)

Continued

	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$8,511,756	$9,306,790	$11,825,238	$14,288,016
Dividends from unaffiliated investments	397,926	486,916	548,550	568,491
Interest	106,297	219,739	372,883	555,167
Less foreign taxes withheld	(10,758)	(11,787)	(13,099)	(14,932)
Other income received from advisor	556,700	523,005	493,850	612,919
Total investment income	9,561,921	10,524,663	13,227,422	16,009,661
Expenses
Investment management fees	651,898	764,381	972,128	1,162,848
Distribution and service fees	401,482	451,284	547,581	635,484
Accounting and legal services fees	71,197	77,572	93,594	106,609
Transfer agent fees	84,528	99,443	117,489	140,679
Trustees' fees	6,956	7,600	9,334	10,899
Custodian fees	21,994	21,679	21,679	21,679
State registration fees	52,903	52,011	52,397	53,796
Printing and postage	13,228	13,396	14,246	15,143
Professional fees	32,469	33,516	36,246	38,547
Other	13,724	14,333	15,916	17,315
Total expenses	1,350,379	1,535,215	1,880,610	2,202,999
Less expense reductions	(865,915)	(986,119)	(1,217,398)	(1,429,153)
Net expenses	484,464	549,096	663,212	773,846
Net investment income	9,077,457	9,975,567	12,564,210	15,235,815
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	555,452	755,925	1,189,378	1,507,410
Affiliated investments	4,580,284	8,980,040	15,834,683	20,376,494
Capital gain distributions received from affiliated investments	44,096,479	43,941,115	48,354,767	51,323,787
	49,232,215	53,677,080	65,378,828	73,207,691
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	2,751,766	593,319	(2,651,484)	(6,756,798)
Affiliated investments	70,767,881	70,460,646	71,343,537	64,872,829
	73,519,647	71,053,965	68,692,053	58,116,031
Net realized and unrealized gain	122,751,862	124,731,045	134,070,881	131,323,722
Increase in net assets from operations	$131,829,319	$134,706,612	$146,635,091	$146,559,537
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	37

STATEMENTS OF OPERATIONS For the six months ended 2-28-21 (unaudited)

Continued
	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$14,136,896	$9,347,332	$3,501,274	$2,343,724
Dividends from unaffiliated investments	442,358	207,190	58,235	33,771
Interest	679,700	463,589	179,441	128,936
Less foreign taxes withheld	(11,197)	(2,272)	(667)	(343)
Other income received from advisor	507,086	304,831	103,746	74,019
Total investment income	15,754,843	10,320,670	3,842,029	2,580,107
Expenses
Investment management fees	1,189,897	803,781	297,618	202,145
Distribution and service fees	600,903	448,443	194,166	99,728
Accounting and legal services fees	99,880	60,767	21,580	14,172
Transfer agent fees	133,371	117,216	57,814	26,664
Trustees' fees	10,317	6,399	2,357	1,554
Custodian fees	21,679	21,679	21,679	21,679
State registration fees	53,572	53,693	50,923	48,495
Printing and postage	15,102	13,605	11,231	10,194
Professional fees	37,964	31,820	25,389	24,101
Other	17,156	13,738	9,781	9,031
Total expenses	2,179,841	1,571,141	692,538	457,763
Less expense reductions	(1,447,645)	(1,006,700)	(440,979)	(331,722)
Net expenses	732,196	564,441	251,559	126,041
Net investment income	15,022,647	9,756,229	3,590,470	2,454,066
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	1,531,719	689,584	220,759	148,315
Affiliated investments	22,683,232	15,652,950	4,723,372	2,376,336
Capital gain distributions received from affiliated investments	42,885,385	23,662,853	7,551,506	4,308,835
	67,100,336	40,005,387	12,495,637	6,833,486
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(7,040,515)	(4,163,161)	(997,325)	(427,532)
Affiliated investments	44,356,223	14,965,589	3,528,162	1,984,300
	37,315,708	10,802,428	2,530,837	1,556,768
Net realized and unrealized gain	104,416,044	50,807,815	15,026,474	8,390,254
Increase in net assets from operations	$119,438,691	$60,564,044	$18,616,944	$10,844,320
38	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio		Multimanager 2055 Lifetime Portfolio
	Period ended 2-28-21[1] (unaudited)	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20
Increase (decrease) in net assets
From operations
Net investment income	$12,628	$1,686,394	$1,789,039	$3,105,143	$4,016,992
Net realized gain	61,484	8,934,507	2,170,462	17,016,009	5,825,305
Change in net unrealized appreciation (depreciation)	130,392	13,440,987	15,885,390	24,620,462	30,497,913
Increase in net assets resulting from operations	204,504	24,061,888	19,844,891	44,741,614	40,340,210
Distributions to shareholders
From earnings
Class A	(919)	(281,771)	(170,539)	(1,139,002)	(1,332,858)
Class I	(558)	(2,228)	(3,116)	(3,084)	(5,130)
Class R1[2]	—	—	(2,914)	—	(3,729)
Class R2	(536)	(15,168)	(6,621)	(49,954)	(53,863)
Class R3[2]	—	—	(11,620)	—	(11,204)
Class R4	(552)	(4,041)	(4,003)	(2,177)	(3,871)
Class R5	(573)	(14,351)	(13,186)	(41,625)	(10,728)
Class R6	(573)	(194,794)	(127,470)	(532,569)	(584,071)
Class 1	(18,207)	(5,704,598)	(5,913,640)	(11,133,580)	(16,757,049)
Total distributions	(21,918)	(6,216,951)	(6,253,109)	(12,901,991)	(18,762,503)
Portfolio share transactions
From portfolio share transactions	4,420,276	17,189,488	41,280,215	18,708,441	42,199,226
Total increase	4,602,862	35,034,425	54,871,997	50,548,064	63,776,933
Net assets
Beginning of period	—	138,912,604	84,040,607	270,329,560	206,552,627
End of period	$4,602,862	$173,947,029	$138,912,604	$320,877,624	$270,329,560

[1]	Period from 9-23-20 (commencement of operations) to 2-28-21. Unaudited.
[2]	Share class was redesignated during the period. Refer to Note 5 for further details.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	39

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multimanager 2050 Lifetime Portfolio		Multimanager 2045 Lifetime Portfolio		Multimanager 2040 Lifetime Portfolio
	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20
Increase (decrease) in net assets
From operations
Net investment income	$5,298,118	$7,452,261	$9,077,457	$13,370,523	$9,975,567	$15,106,516
Net realized gain	30,186,912	12,921,738	49,232,215	32,802,347	53,677,080	35,281,732
Change in net unrealized appreciation (depreciation)	41,935,790	51,762,548	73,519,647	78,639,863	71,053,965	84,960,263
Increase in net assets resulting from operations	77,420,820	72,136,547	131,829,319	124,812,733	134,706,612	135,348,511
Distributions to shareholders
From earnings
Class A	(3,619,522)	(5,337,840)	(7,921,085)	(12,655,529)	(9,536,400)	(14,605,840)
Class I	(2,509)	(5,740)	(10,571)	(21,948)	(42,654)	(45,642)
Class R1[2]	—	(127,662)	—	(169,669)	—	(249,715)
Class R2	(198,538)	(97,715)	(350,545)	(285,527)	(307,620)	(110,333)
Class R3[2]	—	(94,678)	—	(121,869)	—	(137,448)
Class R4	(59,273)	(84,086)	(11,048)	(15,224)	(18,206)	(26,526)
Class R5	(44,879)	(3,709)	(150,545)	(181,085)	(111,764)	(23,647)
Class R6	(1,254,292)	(1,593,319)	(2,332,013)	(3,449,052)	(2,530,719)	(3,330,112)
Class 1	(19,120,433)	(31,049,227)	(37,764,451)	(68,433,681)	(41,789,015)	(71,311,067)
Total distributions	(24,299,446)	(38,393,976)	(48,540,258)	(85,333,584)	(54,336,378)	(89,840,330)
Portfolio share transactions
From portfolio share transactions	13,719,249	41,885,762	18,034,773	37,728,577	32,139,740	31,388,832
Total increase	66,840,623	75,628,333	101,323,834	77,207,726	112,509,974	76,897,013
Net assets
Beginning of period	479,481,869	403,853,536	817,796,670	740,588,944	894,917,326	818,020,313
End of period	$546,322,492	$479,481,869	$919,120,504	$817,796,670	$1,007,427,300	$894,917,326

[2]	Share class was redesignated during the period. Refer to Note 5 for further details.
40	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multimanager 2035 Lifetime Portfolio		Multimanager 2030 Lifetime Portfolio		Multimanager 2025 Lifetime Portfolio
	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20
Increase (decrease) in net assets
From operations
Net investment income	$12,564,210	$19,506,724	$15,235,815	$24,105,875	$15,022,647	$24,693,316
Net realized gain	65,378,828	43,290,286	73,207,691	46,008,310	67,100,336	44,053,916
Change in net unrealized appreciation (depreciation)	68,692,053	95,224,778	58,116,031	100,524,261	37,315,708	77,100,538
Increase in net assets resulting from operations	146,635,091	158,021,788	146,559,537	170,638,446	119,438,691	145,847,770
Distributions to shareholders
From earnings
Class A	(11,757,732)	(16,778,695)	(13,897,049)	(18,805,996)	(13,721,702)	(17,135,527)
Class I	(4,670)	(366)	(79,024)	(85,151)	(197,323)	(120,334)
Class R1[2]	—	(405,558)	—	(358,350)	—	(319,540)
Class R2	(574,964)	(279,500)	(569,837)	(284,703)	(679,335)	(406,017)
Class R3[2]	—	(231,188)	—	(176,447)	—	(242,056)
Class R4	(6,506)	(10,334)	(36,422)	(51,636)	(31,560)	(66,576)
Class R5	(219,137)	(35,148)	(317,529)	(108,251)	(269,460)	(134,005)
Class R6	(3,181,198)	(3,621,249)	(3,454,120)	(4,265,813)	(3,252,091)	(3,696,766)
Class 1	(52,334,600)	(88,355,228)	(59,143,922)	(95,973,396)	(57,274,064)	(90,814,254)
Total distributions	(68,078,807)	(109,717,266)	(77,497,903)	(120,109,743)	(75,425,535)	(112,935,075)
Portfolio share transactions
From portfolio share transactions	13,790,610	40,489,518	16,140,783	20,684,471	(2,085,518)	(37,301,162)
Total increase (decrease)	92,346,894	88,794,040	85,202,417	71,213,174	41,927,638	(4,388,467)
Net assets
Beginning of period	1,099,573,699	1,010,779,659	1,270,011,341	1,198,798,167	1,212,793,221	1,217,181,688
End of period	$1,191,920,593	$1,099,573,699	$1,355,213,758	$1,270,011,341	$1,254,720,859	$1,212,793,221

[2]	Share class was redesignated during the period. Refer to Note 5 for further details.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	41

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multimanager 2020 Lifetime Portfolio		Multimanager 2015 Lifetime Portfolio		Multimanager 2010 Lifetime Portfolio
	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20
Increase (decrease) in net assets
From operations
Net investment income	$9,756,229	$16,921,424	$3,590,470	$6,422,986	$2,454,066	$4,319,313
Net realized gain	40,005,387	35,685,486	12,495,637	13,183,375	6,833,486	7,306,238
Change in net unrealized appreciation (depreciation)	10,802,428	26,445,462	2,530,837	5,883,191	1,556,768	2,548,453
Increase in net assets resulting from operations	60,564,044	79,052,372	18,616,944	25,489,552	10,844,320	14,174,004
Distributions to shareholders
From earnings
Class A	(14,453,268)	(15,829,355)	(7,283,983)	(8,090,538)	(3,016,310)	(3,312,277)
Class I	(22,351)	(17,153)	(62,949)	(71,735)	(38,280)	(18,005)
Class R1[2]	—	(404,333)	—	(125,093)	—	(21,802)
Class R2	(471,227)	(85,891)	(184,874)	(3,089)	(52,875)	(32,958)
Class R3[2]	—	(154,111)	—	(204,721)	—	(8,912)
Class R4	(35,142)	(19,449)	(916)	(997)	(3,924)	(3,470)
Class R5	(594,756)	(359,787)	(16,769)	(31,071)	(47,638)	(2,643)
Class R6	(2,180,408)	(2,698,725)	(878,267)	(1,070,547)	(629,292)	(595,231)
Class 1	(36,593,816)	(52,177,245)	(11,184,425)	(15,799,022)	(7,964,223)	(9,603,188)
Total distributions	(54,350,968)	(71,746,049)	(19,612,183)	(25,396,813)	(11,752,542)	(13,598,486)
Portfolio share transactions
From portfolio share transactions	(719,229)	(67,688,042)	(1,949,582)	(31,186,246)	(943,230)	(15,389,568)
Total increase (decrease)	5,493,847	(60,381,719)	(2,944,821)	(31,093,507)	(1,851,452)	(14,814,050)
Net assets
Beginning of period	741,736,641	802,118,360	269,383,644	300,477,151	174,231,595	189,045,645
End of period	$747,230,488	$741,736,641	$266,438,823	$269,383,644	$172,380,143	$174,231,595

[2]	Share class was redesignated during the period. Refer to Note 5 for further details.
42	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Multimanager 2065 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2021[6]	10.00	0.09[7]	2.25	2.34	(0.05)	(0.05)	(0.10)	12.24	23.47[8]	12.84[9]	0.41[9]	1.91[7,9]	130	2
Class I
02-28-2021[6]	10.00	0.12[7]	2.23	2.35	(0.06)	(0.05)	(0.11)	12.24	23.56[8]	12.54[9]	0.11[9]	2.34[7,9]	61	2
Class R2
02-28-2021[6]	10.00	0.11[7]	2.24	2.35	(0.06)	(0.05)	(0.11)	12.24	23.52[8]	12.69[9]	0.26[9]	2.20[7,9]	61	2
Class R4
02-28-2021[6]	10.00	0.11[7]	2.24	2.35	(0.06)	(0.05)	(0.11)	12.24	23.55[8]	12.69[9]	0.16[9]	2.30[7,9]	61	2
Class R5
02-28-2021[6]	10.00	0.12[7]	2.24	2.36	(0.06)	(0.05)	(0.11)	12.25	23.69[8]	12.44[9]	0.01[9]	2.44[7,9]	61	2
Class R6
02-28-2021[6]	10.00	0.12[7]	2.24	2.36	(0.06)	(0.05)	(0.11)	12.25	23.69[8]	12.44[9]	0.01[9]	2.44[7,9]	61	2
Class 1
02-28-2021[6]	10.00	0.08[7]	2.27	2.35	(0.06)	(0.05)	(0.11)	12.24	23.58[8]	12.48[9]	0.05[9]	1.44[7,9]	4,167	2

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Period from 9-23-20 (commencement of operations) to 2-28-21. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 and 0.08% for the period ended 2-28-21.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	43

Financial highlights continued
Multimanager 2060 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2021[6]	13.12	0.13[7]	1.97	2.10	(0.12)	(0.39)	(0.51)	14.71	16.19[8]	0.73[9]	0.41[9]	1.84[7,9]	8,779	7
08-31-2020	11.88	0.14[7]	1.85	1.99	(0.18)	(0.57)	(0.75)	13.12	17.20	0.84	0.43	1.20[7]	5,383	27
08-31-2019	12.91	0.14[7]	(0.41)	(0.27)	(0.16)	(0.60)	(0.76)	11.88	(1.30)	0.88	0.41	1.22[7]	2,136	27
08-31-2018	12.12	0.13[7]	1.19	1.32	(0.15)	(0.38)	(0.53)	12.91	11.08	1.09	0.41	1.06[7]	1,497	21
08-31-2017	10.61	0.08[7]	1.56	1.64	(0.12)	(0.01)	(0.13)	12.12	15.59	2.63	0.42	0.71[7]	640	24
08-31-2016[10]	10.00	(0.01)[7]	0.62	0.61	—	—	—	10.61	6.10[8]	23.24[9]	0.43[9]	(0.12)[7,9]	118	10
Class I
02-28-2021[6]	13.16	0.15[7]	1.98	2.13	(0.16)	(0.39)	(0.55)	14.74	16.35[8]	0.43[9]	0.11[9]	2.13[7,9]	60	7
08-31-2020	11.91	0.22[7]	1.82	2.04	(0.22)	(0.57)	(0.79)	13.16	17.60	0.54	0.13	1.82[7]	53	27
08-31-2019	12.95	0.20[7]	(0.45)	(0.25)	(0.19)	(0.60)	(0.79)	11.91	(1.06)	0.59	0.13	1.66[7]	47	27
08-31-2018	12.15	0.15[7]	1.22	1.37	(0.19)	(0.38)	(0.57)	12.95	11.45	0.79	0.11	1.20[7]	51	21
08-31-2017	10.62	0.18[7]	1.50	1.68	(0.14)	(0.01)	(0.15)	12.15	16.04	2.32	0.11	1.57[7]	121	24
08-31-2016[10]	10.00	0.01[7]	0.61	0.62	—	—	—	10.62	6.20[8]	22.93[9]	0.11[9]	0.20[7,9]	106	10
Class R2
02-28-2021[6]	13.12	0.12[7]	1.99	2.11	(0.13)	(0.39)	(0.52)	14.71	16.22[8]	0.76[9]	0.44[9]	1.80[7,9]	474	7
08-31-2020	11.88	0.17[7]	1.83	2.00	(0.19)	(0.57)	(0.76)	13.12	17.24	0.83	0.41	1.43[7]	156	27
08-31-2019	12.92	0.16[7]	(0.43)	(0.27)	(0.17)	(0.60)	(0.77)	11.88	(1.27)	0.83	0.36	1.31[7]	95	27
08-31-2018	12.14	0.13[7]	1.20	1.33	(0.17)	(0.38)	(0.55)	12.92	11.13	0.98	0.30	1.03[7]	73	21
08-31-2017	10.61	0.16[7]	1.51	1.67	(0.13)	(0.01)	(0.14)	12.14	15.92	2.49	0.27	1.38[7]	129	24
08-31-2016[10]	10.00	—[7,11]	0.61	0.61	—	—	—	10.61	6.10[8]	23.08[9]	0.27[9]	0.04[7,9]	106	10
Class R4
02-28-2021[6]	13.14	0.15[7]	1.97	2.12	(0.15)	(0.39)	(0.54)	14.72	16.33[8]	0.58[9]	0.16[9]	2.22[7,9]	118	7
08-31-2020	11.90	0.21[7]	1.82	2.03	(0.22)	(0.57)	(0.79)	13.14	17.47	0.68	0.16	1.75[7]	74	27
08-31-2019	12.93	0.19[7]	(0.43)	(0.24)	(0.19)	(0.60)	(0.79)	11.90	(1.00)	0.73	0.16	1.59[7]	55	27
08-31-2018	12.14	0.15[7]	1.20	1.35	(0.18)	(0.38)	(0.56)	12.93	11.33	0.94	0.16	1.19[7]	56	21
08-31-2017	10.62	0.17[7]	1.50	1.67	(0.14)	(0.01)	(0.15)	12.14	15.90	2.48	0.17	1.51[7]	125	24
08-31-2016[10]	10.00	0.01[7]	0.61	0.62	—	—	—	10.62	6.20[8]	23.08[9]	0.17[9]	0.14[7,9]	106	10
Class R5
02-28-2021[6]	13.15	0.15[7]	1.98	2.13	(0.16)	(0.39)	(0.55)	14.73	16.41[8]	0.38[9]	0.06[9]	2.16[7,9]	343	7
08-31-2020	11.90	0.18[7]	1.87	2.05	(0.23)	(0.57)	(0.80)	13.15	17.67	0.48	0.06	1.55[7]	382	27
08-31-2019	12.94	0.17[7]	(0.41)	(0.24)	(0.20)	(0.60)	(0.80)	11.90	(0.96)	0.53	0.06	1.44[7]	168	27
08-31-2018	12.16	0.16[7]	1.20	1.36	(0.20)	(0.38)	(0.58)	12.94	11.37	0.72	0.04	1.28[7]	118	21
08-31-2017	10.62	0.18[7]	1.52	1.70	(0.15)	(0.01)	(0.16)	12.16	16.22	2.24	0.02	1.59[7]	168	24
08-31-2016[10]	10.00	0.01[7]	0.61	0.62	—	—	—	10.62	6.20[8]	22.83[9]	0.02[9]	0.29[7,9]	106	10
Class R6
02-28-2021[6]	13.17	0.17[7]	1.97	2.14	(0.17)	(0.39)	(0.56)	14.75	16.44[8]	0.33[9]	—[9]	2.42[7,9]	4,580	7
08-31-2020	11.92	0.19[7]	1.87	2.06	(0.24)	(0.57)	(0.81)	13.17	17.71	0.43	—	1.61[7]	3,805	27
08-31-2019	12.95	0.22[7]	(0.45)	(0.23)	(0.20)	(0.60)	(0.80)	11.92	(0.86)	0.48	—	1.84[7]	1,611	27
08-31-2018	12.16	0.14[7]	1.23	1.37	(0.20)	(0.38)	(0.58)	12.95	11.47	0.69	—	1.10[7]	1,402	21
08-31-2017	10.62	0.18[7]	1.52	1.70	(0.15)	(0.01)	(0.16)	12.16	16.24	2.23	—	1.58[7]	142	24
08-31-2016[10]	10.00	0.01[7]	0.61	0.62	—	—	—	10.62	6.20[8]	22.83[9]	—[9]	0.31[7,9]	106	10
44	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2060 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2021[6]	13.16	0.15[7]	1.99	2.14	(0.17)	(0.39)	(0.56)	14.74	16.41[8]	0.37[9]	0.05[9]	2.18[7,9]	159,593	7
08-31-2020	11.91	0.21[7]	1.84	2.05	(0.23)	(0.57)	(0.80)	13.16	17.66	0.47	0.05	1.74[7]	128,704	27
08-31-2019	12.94	0.18[7]	(0.41)	(0.23)	(0.20)	(0.60)	(0.80)	11.91	(0.92)	0.52	0.05	1.55[7]	79,730	27
08-31-2018	12.15	0.18[7]	1.19	1.37	(0.20)	(0.38)	(0.58)	12.94	11.43	0.73	0.05	1.40[7]	51,555	21
08-31-2017	10.62	0.11[7]	1.58	1.69	(0.15)	(0.01)	(0.16)	12.15	16.10	2.26	0.05	0.98[7]	23,938	24
08-31-2016[10]	10.00	—[7,11]	0.62	0.62	—	—	—	10.62	6.20[8]	22.86[9]	0.05[9]	0.20[7,9]	1,794	10

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-21. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.01, $0.02, $0.02, $0.02 and $0.002 per share and 0.13%, 0.13%, 0.17%, 0.20%, 0.18% and 0.07%, for the periods ended 2-28-21, 8-31-20, 8-31-19, 8-31-18, 8-31-17 and 8-31-16, respectively.
[8] Not annualized.
[9] Annualized.
[10] Period from 3-30-16 (commencement of operations) to 8-31-16.
[11] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	45

Financial highlights continued
Multimanager 2055 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2021[6]	11.72	0.11[7]	1.75	1.86	(0.10)	(0.41)	(0.51)	13.07	16.08[8]	0.67[9]	0.41[9]	1.79[7,9]	30,909	7
08-31-2020	10.83	0.14[7]	1.67	1.81	(0.17)	(0.75)	(0.92)	11.72	17.26	0.71	0.43	1.34[7]	23,530	30
08-31-2019	12.19	0.14[7]	(0.45)	(0.31)	(0.16)	(0.89)	(1.05)	10.83	(1.30)	0.68	0.41	1.25[7]	13,755	29
08-31-2018	11.59	0.14[7]	1.12	1.26	(0.16)	(0.50)	(0.66)	12.19	11.09	0.67	0.41	1.21[7]	11,328	14
08-31-2017	10.46	0.10[7]	1.48	1.58	(0.13)	(0.32)	(0.45)	11.59	15.73	0.71	0.42	0.96[7]	7,046	33
08-31-2016	10.00	0.07[7]	0.64	0.71	(0.10)	(0.15)	(0.25)	10.46	7.23	0.83	0.43	0.89[7]	2,217	7
Class I
02-28-2021[6]	11.75	0.13[7]	1.75	1.88	(0.13)	(0.41)	(0.54)	13.09	16.22[8]	0.37[9]	0.11[9]	2.09[7,9]	76	7
08-31-2020	10.86	0.19[7]	1.65	1.84	(0.20)	(0.75)	(0.95)	11.75	17.57	0.41	0.13	1.80[7]	69	30
08-31-2019	12.22	0.18[7]	(0.45)	(0.27)	(0.20)	(0.89)	(1.09)	10.86	(1.01)	0.39	0.13	1.62[7]	57	29
08-31-2018	11.62	0.15[7]	1.14	1.29	(0.19)	(0.50)	(0.69)	12.22	11.47	0.37	0.11	1.24[7]	54	14
08-31-2017	10.49	0.18[7]	1.44	1.62	(0.17)	(0.32)	(0.49)	11.62	16.05	0.40	0.11	1.62[7]	111	33
08-31-2016	10.03	0.16[7]	0.59	0.75	(0.14)	(0.15)	(0.29)	10.49	7.56	0.51	0.11	1.56[7]	100	7
Class R2
02-28-2021[6]	11.71	0.11[7]	1.74	1.85	(0.09)	(0.41)	(0.50)	13.06	16.00[8]	0.76[9]	0.50[9]	1.82[7,9]	1,319	7
08-31-2020	10.83	0.14[7]	1.65	1.79	(0.16)	(0.75)	(0.91)	11.71	17.07	0.80	0.52	1.35[7]	806	30
08-31-2019	12.19	0.11[7]	(0.42)	(0.31)	(0.16)	(0.89)	(1.05)	10.83	(1.35)	0.78	0.51	1.05[7]	602	29
08-31-2018	11.61	0.05[7]	1.20	1.25	(0.17)	(0.50)	(0.67)	12.19	10.98	0.72	0.46	0.41[7]	436	14
08-31-2017	10.47	0.15[7]	1.45	1.60	(0.14)	(0.32)	(0.46)	11.61	15.94	0.62	0.33	1.35[7]	166	33
08-31-2016	10.02	0.17[7]	0.55	0.72	(0.12)	(0.15)	(0.27)	10.47	7.31	0.72	0.32	1.55[7]	118	7
Class R4
02-28-2021[6]	11.74	0.13[7]	1.75	1.88	(0.12)	(0.41)	(0.53)	13.09	16.23[8]	0.51[9]	0.16[9]	2.07[7,9]	53	7
08-31-2020	10.85	0.19[7]	1.65	1.84	(0.20)	(0.75)	(0.95)	11.74	17.53	0.55	0.16	1.83[7]	48	30
08-31-2019	12.22	0.18[7]	(0.46)	(0.28)	(0.20)	(0.89)	(1.09)	10.85	(1.04)	0.53	0.16	1.65[7]	44	29
08-31-2018	11.62	0.14[7]	1.14	1.28	(0.18)	(0.50)	(0.68)	12.22	11.32	0.52	0.16	1.18[7]	51	14
08-31-2017	10.48	0.17[7]	1.45	1.62	(0.16)	(0.32)	(0.48)	11.62	16.10	0.56	0.17	1.57[7]	117	33
08-31-2016	10.03	0.15[7]	0.58	0.73	(0.13)	(0.15)	(0.28)	10.48	7.42	0.67	0.17	1.51[7]	105	7
Class R5
02-28-2021[6]	11.76	0.18[7]	1.71	1.89	(0.14)	(0.41)	(0.55)	13.10	16.27[8]	0.31[9]	0.06[9]	2.88[7,9]	1,092	7
08-31-2020	10.86	0.17[7]	1.69	1.86	(0.21)	(0.75)	(0.96)	11.76	17.72	0.35	0.06	1.59[7]	195	30
08-31-2019	12.23	0.18[7]	(0.46)	(0.28)	(0.20)	(0.89)	(1.09)	10.86	(0.97)	0.33	0.06	1.61[7]	97	29
08-31-2018	11.64	0.17[7]	1.12	1.29	(0.20)	(0.50)	(0.70)	12.23	11.35	0.31	0.05	1.43[7]	223	14
08-31-2017	10.50	0.17[7]	1.47	1.64	(0.18)	(0.32)	(0.50)	11.64	16.24	0.32	0.03	1.57[7]	157	33
08-31-2016	10.04	0.16[7]	0.59	0.75	(0.14)	(0.15)	(0.29)	10.50	7.62	0.42	0.02	1.63[7]	118	7
Class R6
02-28-2021[6]	11.76	0.14[7]	1.76	1.90	(0.15)	(0.41)	(0.56)	13.10	16.33[8]	0.26[9]	—[9]	2.31[7,9]	12,292	7
08-31-2020	10.87	0.18[7]	1.68	1.86	(0.22)	(0.75)	(0.97)	11.76	17.68	0.30	—	1.74[7]	10,042	30
08-31-2019	12.23	0.18[7]	(0.44)	(0.26)	(0.21)	(0.89)	(1.10)	10.87	(0.80)	0.28	—	1.65[7]	5,437	29
08-31-2018	11.63	0.13[7]	1.17	1.30	(0.20)	(0.50)	(0.70)	12.23	11.48	0.27	—	1.07[7]	3,277	14
08-31-2017	10.49	0.17[7]	1.47	1.64	(0.18)	(0.32)	(0.50)	11.63	16.28	0.31	—	1.58[7]	463	33
08-31-2016	10.04	0.12[7]	0.63	0.75	(0.15)	(0.15)	(0.30)	10.49	7.58	0.42	—	1.45[7]	362	7
46	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2055 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2021[6]	11.75	0.13[7]	1.77	1.90	(0.14)	(0.41)	(0.55)	13.10	16.38[8]	0.30[9]	0.05[9]	2.16[7,9]	275,137	7
08-31-2020	10.86	0.19[7]	1.66	1.85	(0.21)	(0.75)	(0.96)	11.75	17.63	0.34	0.05	1.81[7]	235,255	30
08-31-2019	12.23	0.18[7]	(0.45)	(0.27)	(0.21)	(0.89)	(1.10)	10.86	(0.94)	0.31	0.05	1.63[7]	186,409	29
08-31-2018	11.63	0.19[7]	1.11	1.30	(0.20)	(0.50)	(0.70)	12.23	11.42	0.31	0.05	1.57[7]	170,628	14
08-31-2017	10.49	0.18[7]	1.45	1.63	(0.17)	(0.32)	(0.49)	11.63	16.22	0.34	0.05	1.61[7]	135,851	33
08-31-2016	10.03	0.12[7]	0.63	0.75	(0.14)	(0.15)	(0.29)	10.49	7.63	0.45	0.05	1.39[7]	101,710	7

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-21. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.01, $0.02, $0.02, $0.02 and $0.01 per share and 0.12%. 0.12%, 0.16%, 0.19%, 0.19% and 0.12%, for the periods ended 2-28-21, 8-31-20, 8-31-19, 8-31-18, 8-31-17 and 8-31-16, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	47

Financial highlights continued
Multimanager 2050 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2021[6]	12.51	0.12[7]	1.87	1.99	(0.12)	(0.48)	(0.60)	13.90	16.14[8]	0.63[9]	0.41[9]	1.79[7,9]	87,280	7
08-31-2020	11.65	0.16[7]	1.77	1.93	(0.18)	(0.89)	(1.07)	12.51	17.20	0.66	0.43	1.42[7]	73,101	31
08-31-2019	13.29	0.15[7]	(0.51)	(0.36)	(0.16)	(1.12)	(1.28)	11.65	(1.33)	0.62	0.41	1.28[7]	54,552	31
08-31-2018	12.73	0.16[7]	1.20	1.36	(0.17)	(0.63)	(0.80)	13.29	11.00	0.59	0.41	1.22[7]	53,484	18
08-31-2017	11.65	0.14[7]	1.62	1.76	(0.16)	(0.52)	(0.68)	12.73	15.87	0.59	0.42	1.18[7]	42,799	38
08-31-2016	11.42	0.11[7]	0.68	0.79	(0.13)	(0.43)	(0.56)	11.65	7.16	0.59	0.43	1.10[7]	24,261	11
Class I
02-28-2021[6]	12.55	0.14[7]	1.87	2.01	(0.16)	(0.48)	(0.64)	13.92	16.29[8]	0.33[9]	0.11[9]	2.07[7,9]	63	7
08-31-2020	11.68	0.18[7]	1.80	1.98	(0.22)	(0.89)	(1.11)	12.55	17.49	0.36	0.13	1.53[7]	67	31
08-31-2019	13.32	0.27[7]	(0.59)	(0.32)	(0.20)	(1.12)	(1.32)	11.68	(0.96)	0.33	0.13	2.33[7]	56	31
08-31-2018	12.75	0.18[7]	1.23	1.41	(0.21)	(0.63)	(0.84)	13.32	11.29	0.29	0.11	1.34[7]	61	18
08-31-2017	11.68	0.19[7]	1.59	1.78	(0.19)	(0.52)	(0.71)	12.75	16.19	0.28	0.11	1.59[7]	116	38
08-31-2016	11.44	0.18[7]	0.66	0.84	(0.17)	(0.43)	(0.60)	11.68	7.58	0.28	0.11	1.55[7]	97	11
Class R2
02-28-2021[6]	12.51	0.13[7]	1.85	1.98	(0.12)	(0.48)	(0.60)	13.89	16.00[8]	0.73[9]	0.51[9]	2.00[7,9]	4,966	7
08-31-2020	11.65	0.15[7]	1.78	1.93	(0.18)	(0.89)	(1.07)	12.51	17.12	0.75	0.51	1.27[7]	1,358	31
08-31-2019	13.29	0.12[7]	(0.49)	(0.37)	(0.15)	(1.12)	(1.27)	11.65	(1.44)	0.71	0.50	1.05[7]	1,264	31
08-31-2018	12.73	0.14[7]	1.21	1.35	(0.16)	(0.63)	(0.79)	13.29	10.92	0.71	0.53	1.07[7]	996	18
08-31-2017	11.65	0.12[7]	1.63	1.75	(0.15)	(0.52)	(0.67)	12.73	15.79	0.67	0.50	1.00[7]	840	38
08-31-2016	11.42	0.10[7]	0.68	0.78	(0.12)	(0.43)	(0.55)	11.65	7.08	0.63	0.47	0.98[7]	498	11
Class R4
02-28-2021[6]	12.52	0.13[7]	1.87	2.00	(0.14)	(0.48)	(0.62)	13.90	16.20[8]	0.57[9]	0.26[9]	2.03[7,9]	1,289	7
08-31-2020	11.66	0.19[7]	1.76	1.95	(0.20)	(0.89)	(1.09)	12.52	17.37	0.60	0.26	1.67[7]	1,073	31
08-31-2019	13.30	0.18[7]	(0.52)	(0.34)	(0.18)	(1.12)	(1.30)	11.66	(1.13)	0.57	0.26	1.50[7]	776	31
08-31-2018	12.74	0.18[7]	1.21	1.39	(0.20)	(0.63)	(0.83)	13.30	11.17	0.54	0.26	1.39[7]	665	18
08-31-2017	11.67	0.18[7]	1.59	1.77	(0.18)	(0.52)	(0.70)	12.74	15.98	0.51	0.24	1.52[7]	467	38
08-31-2016	11.44	0.16[7]	0.66	0.82	(0.16)	(0.43)	(0.59)	11.67	7.41	0.50	0.23	1.40[7]	424	11
Class R5
02-28-2021[6]	12.55	0.23[7]	1.79	2.02	(0.16)	(0.48)	(0.64)	13.93	16.34[8]	0.28[9]	0.06[9]	3.29[7,9]	951	7
08-31-2020	11.68	0.24[7]	1.75	1.99	(0.23)	(0.89)	(1.12)	12.55	17.67	0.30	0.06	2.06[7]	29	31
08-31-2019	13.34	0.23[7]	(0.56)	(0.33)	(0.21)	(1.12)	(1.33)	11.68	(1.05)	0.28	0.07	1.84[7]	34	31
08-31-2018	12.77	0.15[7]	1.27	1.42	(0.22)	(0.63)	(0.85)	13.34	11.44	0.22	0.04	1.16[7]	277	18
08-31-2017	11.69	0.20[7]	1.60	1.80	(0.20)	(0.52)	(0.72)	12.77	16.29	0.20	0.03	1.68[7]	185	38
08-31-2016	11.45	0.16[7]	0.69	0.85	(0.18)	(0.43)	(0.61)	11.69	7.65	0.18	0.02	1.56[7]	166	11
Class R6
02-28-2021[6]	12.56	0.15[7]	1.87	2.02	(0.17)	(0.48)	(0.65)	13.93	16.29[8]	0.23[9]	—[9]	2.24[7,9]	27,082	7
08-31-2020	11.69	0.20[7]	1.79	1.99	(0.23)	(0.89)	(1.12)	12.56	17.72	0.25	—	1.79[7]	23,312	31
08-31-2019	13.34	0.18[7]	(0.49)	(0.31)	(0.22)	(1.12)	(1.34)	11.69	(0.90)	0.22	—	1.52[7]	15,426	31
08-31-2018	12.77	0.18[7]	1.25	1.43	(0.23)	(0.63)	(0.86)	13.34	11.48	0.19	—	1.40[7]	8,508	18
08-31-2017	11.69	0.19[7]	1.62	1.81	(0.21)	(0.52)	(0.73)	12.77	16.31	0.18	—	1.57[7]	3,528	38
08-31-2016	11.46	0.16[7]	0.68	0.84	(0.18)	(0.43)	(0.61)	11.69	7.62	0.18	—	1.53[7]	3,185	11
48	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2050 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2021[6]	12.54	0.14[7]	1.87	2.01	(0.16)	(0.48)	(0.64)	13.91	16.27[8]	0.27[9]	0.05[9]	2.15[7,9]	424,692	7
08-31-2020	11.67	0.21[7]	1.78	1.99	(0.23)	(0.89)	(1.12)	12.54	17.69	0.29	0.05	1.85[7]	377,659	31
08-31-2019	13.32	0.20[7]	(0.52)	(0.32)	(0.21)	(1.12)	(1.33)	11.67	(0.97)	0.26	0.05	1.66[7]	329,347	31
08-31-2018	12.75	0.21[7]	1.21	1.42	(0.22)	(0.63)	(0.85)	13.32	11.44	0.23	0.05	1.60[7]	339,982	18
08-31-2017	11.68	0.20[7]	1.59	1.79	(0.20)	(0.52)	(0.72)	12.75	16.18	0.22	0.05	1.68[7]	318,895	38
08-31-2016	11.44	0.17[7]	0.67	0.84	(0.17)	(0.43)	(0.60)	11.68	7.67	0.22	0.05	1.54[7]	305,789	11

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-21. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.01, $0.02, $0.02, $0.02 and $0.01 per share and 0.11%, 0.11%, 0.15%, 0.18%, 0.19% and 0.11%, for the periods ended 2-28-21, 8-31-20, 8-31-19, 8-31-18, 8-31-17 and 8-31-16, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	49

Financial highlights continued
Multimanager 2045 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2021[6]	11.22	0.11[7]	1.68	1.79	(0.12)	(0.53)	(0.65)	12.36	16.15[8]	0.61[9]	0.41[9]	1.82[7,9]	158,749	8
08-31-2020	10.71	0.15[7]	1.61	1.76	(0.17)	(1.08)	(1.25)	11.22	17.15	0.64	0.43	1.45[7]	132,866	32
08-31-2019	12.40	0.14[7]	(0.49)	(0.35)	(0.16)	(1.18)	(1.34)	10.71	(1.29)	0.60	0.41	1.32[7]	104,554	33
08-31-2018	12.17	0.15[7]	1.16	1.31	(0.16)	(0.92)	(1.08)	12.40	11.12	0.56	0.41	1.26[7]	108,685	19
08-31-2017	11.24	0.14[7]	1.54	1.68	(0.15)	(0.60)	(0.75)	12.17	15.83	0.56	0.42	1.24[7]	98,637	30
08-31-2016	11.14	0.12[7]	0.65	0.77	(0.13)	(0.54)	(0.67)	11.24	7.18	0.55	0.43	1.15[7]	70,954	15
Class I
02-28-2021[6]	11.31	0.12[7]	1.70	1.82	(0.15)	(0.53)	(0.68)	12.45	16.30[8]	0.31[9]	0.11[9]	2.07[7,9]	224	8
08-31-2020	10.77	0.19[7]	1.63	1.82	(0.20)	(1.08)	(1.28)	11.31	17.70	0.34	0.13	1.85[7]	172	32
08-31-2019	12.48	0.14[7]	(0.48)	(0.34)	(0.19)	(1.18)	(1.37)	10.77	(1.12)	0.31	0.12	1.33[7]	199	33
08-31-2018	12.25	0.15[7]	1.20	1.35	(0.20)	(0.92)	(1.12)	12.48	11.37	0.27	0.11	1.18[7]	81	19
08-31-2017	11.31	0.19[7]	1.54	1.73	(0.19)	(0.60)	(0.79)	12.25	16.20	0.25	0.11	1.67[7]	118	30
08-31-2016	11.20	0.18[7]	0.64	0.82	(0.17)	(0.54)	(0.71)	11.31	7.58	0.24	0.11	1.57[7]	96	15
Class R2
02-28-2021[6]	11.27	0.12[7]	1.67	1.79	(0.11)	(0.53)	(0.64)	12.42	16.09[8]	0.71[9]	0.51[9]	1.94[7,9]	7,088	8
08-31-2020	10.75	0.14[7]	1.62	1.76	(0.16)	(1.08)	(1.24)	11.27	17.08	0.72	0.51	1.33[7]	3,114	32
08-31-2019	12.43	0.13[7]	(0.49)	(0.36)	(0.14)	(1.18)	(1.32)	10.75	(1.36)	0.69	0.51	1.23[7]	2,592	33
08-31-2018	12.21	0.12[7]	1.17	1.29	(0.15)	(0.92)	(1.07)	12.43	10.90	0.67	0.51	0.95[7]	2,404	19
08-31-2017	11.27	0.11[7]	1.58	1.69	(0.15)	(0.60)	(0.75)	12.21	15.80	0.65	0.50	0.95[7]	1,653	30
08-31-2016	11.16	0.10[7]	0.67	0.77	(0.12)	(0.54)	(0.66)	11.27	7.18	0.64	0.50	0.95[7]	822	15
Class R4
02-28-2021[6]	11.26	0.12[7]	1.68	1.80	(0.13)	(0.53)	(0.66)	12.40	16.24[8]	0.55[9]	0.25[9]	1.98[7,9]	223	8
08-31-2020	10.74	0.15[7]	1.63	1.78	(0.18)	(1.08)	(1.26)	11.26	17.38	0.57	0.26	1.47[7]	181	32
08-31-2019	12.43	0.15[7]	(0.48)	(0.33)	(0.18)	(1.18)	(1.36)	10.74	(1.13)	0.54	0.26	1.38[7]	174	33
08-31-2018	12.20	0.22[7]	1.11	1.33	(0.18)	(0.92)	(1.10)	12.43	11.23	0.52	0.26	1.79[7]	263	19
08-31-2017	11.27	0.15[7]	1.55	1.70	(0.17)	(0.60)	(0.77)	12.20	16.00	0.50	0.25	1.33[7]	489	30
08-31-2016	11.16	0.18[7]	0.62	0.80	(0.15)	(0.54)	(0.69)	11.27	7.46	0.48	0.25	1.58[7]	559	15
Class R5
02-28-2021[6]	11.34	0.14[7]	1.68	1.82	(0.15)	(0.53)	(0.68)	12.48	16.31[8]	0.26[9]	0.06[9]	2.38[7,9]	2,616	8
08-31-2020	10.80	0.19[7]	1.64	1.83	(0.21)	(1.08)	(1.29)	11.34	17.71	0.27	0.06	1.79[7]	1,990	32
08-31-2019	12.50	0.22[7]	(0.54)	(0.32)	(0.20)	(1.18)	(1.38)	10.80	(0.99)	0.25	0.06	1.98[7]	1,484	33
08-31-2018	12.27	0.19[7]	1.17	1.36	(0.21)	(0.92)	(1.13)	12.50	11.42	0.21	0.06	1.53[7]	2,729	19
08-31-2017	11.32	0.20[7]	1.55	1.75	(0.20)	(0.60)	(0.80)	12.27	16.35	0.21	0.05	1.70[7]	1,408	30
08-31-2016	11.22	0.16[7]	0.65	0.81	(0.17)	(0.54)	(0.71)	11.32	7.56	0.19	0.05	1.51[7]	1,917	15
Class R6
02-28-2021[6]	11.31	0.13[7]	1.70	1.83	(0.16)	(0.53)	(0.69)	12.45	16.41[8]	0.21[9]	—[9]	2.27[7,9]	40,099	8
08-31-2020	10.78	0.19[7]	1.63	1.82	(0.21)	(1.08)	(1.29)	11.31	17.72	0.22	—	1.84[7]	38,164	32
08-31-2019	12.48	0.18[7]	(0.49)	(0.31)	(0.21)	(1.18)	(1.39)	10.78	(0.89)	0.20	—	1.70[7]	29,020	33
08-31-2018	12.25	0.18[7]	1.18	1.36	(0.21)	(0.92)	(1.13)	12.48	11.48	0.16	—	1.44[7]	12,631	19
08-31-2017	11.31	0.16[7]	1.58	1.74	(0.20)	(0.60)	(0.80)	12.25	16.34	0.15	—	1.40[7]	4,941	30
08-31-2016	11.20	0.13[7]	0.70	0.83	(0.18)	(0.54)	(0.72)	11.31	7.72	0.14	—	1.50[7]	3,314	15
50	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2045 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2021[6]	11.32	0.13[7]	1.69	1.82	(0.15)	(0.53)	(0.68)	12.46	16.35[8]	0.25[9]	0.05[9]	2.17[7,9]	710,121	8
08-31-2020	10.79	0.20[7]	1.62	1.82	(0.21)	(1.08)	(1.29)	11.32	17.65	0.26	0.05	1.88[7]	638,101	32
08-31-2019	12.49	0.19[7]	(0.51)	(0.32)	(0.20)	(1.18)	(1.38)	10.79	(0.95)	0.23	0.05	1.69[7]	599,868	33
08-31-2018	12.25	0.20[7]	1.17	1.37	(0.21)	(0.92)	(1.13)	12.49	11.52	0.20	0.05	1.63[7]	669,149	19
08-31-2017	11.31	0.20[7]	1.54	1.74	(0.20)	(0.60)	(0.80)	12.25	16.27	0.19	0.05	1.70[7]	669,937	30
08-31-2016	11.21	0.18[7]	0.63	0.81	(0.17)	(0.54)	(0.71)	11.31	7.56	0.17	0.05	1.59[7]	712,160	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-21. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.01, $0.02, $0.02, $0.02 and $0.01 per share and 0.13%, 0.13%, 0.16%, 0.19%, 0.19% and 0.12%, for the periods ended 2-28-21, 8-30-20, 8-31-19, 8-31-18, 8-31-17 and 8-31-16, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	51

Financial highlights continued
Multimanager 2040 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2021[6]	11.50	0.11[7]	1.60	1.71	(0.12)	(0.56)	(0.68)	12.53	15.08[8]	0.62[9]	0.41[9]	1.83[7,9]	185,403	10
08-31-2020	10.91	0.16[7]	1.63	1.79	(0.17)	(1.03)	(1.20)	11.50	17.18	0.64	0.43	1.50[7]	159,569	33
08-31-2019	12.56	0.15[7]	(0.47)	(0.32)	(0.17)	(1.16)	(1.33)	10.91	(1.09)	0.60	0.41	1.35[7]	127,736	33
08-31-2018	12.29	0.16[7]	1.13	1.29	(0.17)	(0.85)	(1.02)	12.56	10.83	0.56	0.41	1.26[7]	127,662	19
08-31-2017	11.35	0.14[7]	1.56	1.70	(0.16)	(0.60)	(0.76)	12.29	15.81	0.56	0.42	1.24[7]	108,511	32
08-31-2016	11.24	0.12[7]	0.66	0.78	(0.13)	(0.54)	(0.67)	11.35	7.20	0.55	0.43	1.14[7]	77,804	14
Class I
02-28-2021[6]	11.58	0.13[7]	1.61	1.74	(0.15)	(0.56)	(0.71)	12.61	15.25[8]	0.32[9]	0.11[9]	2.15[7,9]	823	10
08-31-2020	10.98	0.20[7]	1.64	1.84	(0.21)	(1.03)	(1.24)	11.58	17.51	0.34	0.13	1.88[7]	645	33
08-31-2019	12.64	0.14[7]	(0.44)	(0.30)	(0.20)	(1.16)	(1.36)	10.98	(0.85)	0.30	0.12	1.27[7]	325	33
08-31-2018	12.36	0.27[7]	1.07	1.34	(0.21)	(0.85)	(1.06)	12.64	11.16	0.26	0.11	2.15[7]	122	19
08-31-2017	11.41	0.19[7]	1.55	1.74	(0.19)	(0.60)	(0.79)	12.36	16.18	0.25	0.11	1.66[7]	104	32
08-31-2016	11.30	0.18[7]	0.63	0.81	(0.16)	(0.54)	(0.70)	11.41	7.51	0.24	0.11	1.57[7]	96	14
Class R2
02-28-2021[6]	11.53	0.13[7]	1.58	1.71	(0.11)	(0.56)	(0.67)	12.57	15.06[8]	0.71[9]	0.50[9]	2.10[7,9]	6,618	10
08-31-2020	10.94	0.16[7]	1.63	1.79	(0.17)	(1.03)	(1.20)	11.53	17.04	0.73	0.51	1.50[7]	1,108	33
08-31-2019	12.58	0.11[7]	(0.44)	(0.33)	(0.15)	(1.16)	(1.31)	10.94	(1.18)	0.69	0.51	1.04[7]	987	33
08-31-2018	12.31	0.22[7]	1.06	1.28	(0.16)	(0.85)	(1.01)	12.58	10.71	0.67	0.52	1.77[7]	651	19
08-31-2017	11.37	0.14[7]	1.55	1.69	(0.15)	(0.60)	(0.75)	12.31	15.69	0.64	0.50	1.23[7]	1,288	32
08-31-2016	11.26	0.14[7]	0.63	0.77	(0.12)	(0.54)	(0.66)	11.37	7.10	0.65	0.50	1.32[7]	851	14
Class R4
02-28-2021[6]	11.51	0.12[7]	1.60	1.72	(0.14)	(0.56)	(0.70)	12.53	15.13[8]	0.57[9]	0.26[9]	2.03[7,9]	351	10
08-31-2020	10.92	0.18[7]	1.63	1.81	(0.19)	(1.03)	(1.22)	11.51	17.35	0.58	0.26	1.66[7]	276	33
08-31-2019	12.57	0.17[7]	(0.48)	(0.31)	(0.18)	(1.16)	(1.34)	10.92	(0.94)	0.54	0.26	1.51[7]	224	33
08-31-2018	12.30	0.22[7]	1.09	1.31	(0.19)	(0.85)	(1.04)	12.57	10.97	0.50	0.24	1.72[7]	252	19
08-31-2017	11.36	0.18[7]	1.54	1.72	(0.18)	(0.60)	(0.78)	12.30	16.00	0.50	0.25	1.54[7]	345	32
08-31-2016	11.25	0.14[7]	0.66	0.80	(0.15)	(0.54)	(0.69)	11.36	7.39	0.49	0.25	1.29[7]	1,098	14
Class R5
02-28-2021[6]	11.60	0.19[7]	1.56	1.75	(0.16)	(0.56)	(0.72)	12.63	15.28[8]	0.27[9]	0.06[9]	2.99[7,9]	2,105	10
08-31-2020	10.99	0.18[7]	1.67	1.85	(0.21)	(1.03)	(1.24)	11.60	17.66	0.28	0.06	1.73[7]	327	33
08-31-2019	12.65	0.23[7]	(0.52)	(0.29)	(0.21)	(1.16)	(1.37)	10.99	(0.78)	0.25	0.06	1.99[7]	192	33
08-31-2018	12.37	0.21[7]	1.14	1.35	(0.22)	(0.85)	(1.07)	12.65	11.22	0.21	0.06	1.65[7]	830	19
08-31-2017	11.42	0.20[7]	1.55	1.75	(0.20)	(0.60)	(0.80)	12.37	16.25	0.20	0.05	1.72[7]	818	32
08-31-2016	11.31	0.25[7]	0.57	0.82	(0.17)	(0.54)	(0.71)	11.42	7.58	0.19	0.05	2.00[7]	1,425	14
Class R6
02-28-2021[6]	11.57	0.14[7]	1.60	1.74	(0.16)	(0.56)	(0.72)	12.59	15.29[8]	0.22[9]	—[9]	2.28[7,9]	43,269	10
08-31-2020	10.97	0.20[7]	1.65	1.85	(0.22)	(1.03)	(1.25)	11.57	17.66	0.23	—	1.88[7]	38,274	33
08-31-2019	12.63	0.20[7]	(0.49)	(0.29)	(0.21)	(1.16)	(1.37)	10.97	(0.71)	0.19	—	1.85[7]	28,782	33
08-31-2018	12.35	0.18[7]	1.17	1.35	(0.22)	(0.85)	(1.07)	12.63	11.29	0.16	—	1.43[7]	14,476	19
08-31-2017	11.41	0.18[7]	1.57	1.75	(0.21)	(0.60)	(0.81)	12.35	16.24	0.15	—	1.53[7]	4,053	32
08-31-2016	11.29	0.16[7]	0.68	0.84	(0.18)	(0.54)	(0.72)	11.41	7.74	0.14	—	1.64[7]	3,376	14
52	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2040 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2021[6]	11.58	0.13[7]	1.62	1.75	(0.16)	(0.56)	(0.72)	12.61	15.31[8]	0.26[9]	0.05[9]	2.19[7,9]	768,857	10
08-31-2020	10.98	0.20[7]	1.65	1.85	(0.22)	(1.03)	(1.25)	11.58	17.59	0.26	0.05	1.92[7]	690,481	33
08-31-2019	12.64	0.19[7]	(0.48)	(0.29)	(0.21)	(1.16)	(1.37)	10.98	(0.77)	0.23	0.05	1.74[7]	656,081	33
08-31-2018	12.36	0.21[7]	1.14	1.35	(0.22)	(0.85)	(1.07)	12.64	11.23	0.20	0.05	1.65[7]	722,948	19
08-31-2017	11.41	0.20[7]	1.55	1.75	(0.20)	(0.60)	(0.80)	12.36	16.26	0.19	0.05	1.70[7]	722,764	32
08-31-2016	11.30	0.18[7]	0.64	0.82	(0.17)	(0.54)	(0.71)	11.41	7.59	0.17	0.05	1.58[7]	753,738	14

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-21. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.01, $0.02, $0.02, $0.02 and $0.01 per share and 0.11%, 0.12%, 0.16% 0.19%, 0.19% and 0.12% for the periods ended 2-28-21, 8-31-20, 8-31-19, 8-31-18, 8-31-17 and 8-31-16, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	53

Financial highlights continued
Multimanager 2035 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2021[6]	11.39	0.11[7]	1.40	1.51	(0.12)	(0.57)	(0.69)	12.21	13.48[8]	0.63[9]	0.41[9]	1.92[7,9]	220,348	14
08-31-2020	10.89	0.17[7]	1.52	1.69	(0.19)	(1.00)	(1.19)	11.39	16.21	0.64	0.43	1.58[7]	188,821	34
08-31-2019	12.38	0.17[7]	(0.40)	(0.23)	(0.18)	(1.08)	(1.26)	10.89	(0.46)	0.59	0.41	1.51[7]	146,789	34
08-31-2018	12.28	0.17[7]	1.02	1.19	(0.18)	(0.91)	(1.09)	12.38	10.05	0.56	0.41	1.38[7]	152,404	19
08-31-2017	11.40	0.16[7]	1.46	1.62	(0.16)	(0.58)	(0.74)	12.28	15.05	0.55	0.42	1.38[7]	125,348	35
08-31-2016	11.31	0.13[7]	0.64	0.77	(0.13)	(0.55)	(0.68)	11.40	7.12	0.54	0.43	1.23[7]	89,978	18
Class I
02-28-2021[6]	11.45	0.08[7]	1.46	1.54	(0.16)	(0.57)	(0.73)	12.26	13.66[8]	0.33[9]	0.11[9]	1.24[7,9]	81	14
08-31-2020	10.96	0.09[7]	1.64	1.73	(0.24)	(1.00)	(1.24)	11.45	16.50	0.34	0.13	0.92[7]	16	34
08-31-2019	12.46	0.28[7]	(0.48)	(0.20)	(0.22)	(1.08)	(1.30)	10.96	(0.18)	0.31	0.13	2.38[7]	2	34
08-31-2018	12.36	0.21[7]	1.02	1.23	(0.22)	(0.91)	(1.13)	12.46	10.30	0.26	0.11	1.72[7]	347	19
08-31-2017	11.47	0.19[7]	1.48	1.67	(0.20)	(0.58)	(0.78)	12.36	15.41	0.24	0.11	1.62[7]	273	35
08-31-2016	11.38	0.19[7]	0.62	0.81	(0.17)	(0.55)	(0.72)	11.47	7.43	0.23	0.11	1.64[7]	96	18
Class R2
02-28-2021[6]	11.44	0.13[7]	1.39	1.52	(0.12)	(0.57)	(0.69)	12.27	13.44[8]	0.72[9]	0.51[9]	2.17[7,9]	10,467	14
08-31-2020	10.93	0.16[7]	1.53	1.69	(0.18)	(1.00)	(1.18)	11.44	16.13	0.73	0.51	1.56[7]	3,075	34
08-31-2019	12.42	0.16[7]	(0.40)	(0.24)	(0.17)	(1.08)	(1.25)	10.93	(0.57)	0.69	0.51	1.42[7]	2,021	34
08-31-2018	12.32	0.14[7]	1.04	1.18	(0.17)	(0.91)	(1.08)	12.42	9.91	0.66	0.51	1.17[7]	2,064	19
08-31-2017	11.44	0.12[7]	1.50	1.62	(0.16)	(0.58)	(0.74)	12.32	14.91	0.64	0.50	1.02[7]	1,577	35
08-31-2016	11.34	0.14[7]	0.64	0.78	(0.13)	(0.55)	(0.68)	11.44	7.11	0.63	0.50	1.23[7]	639	18
Class R4
02-28-2021[6]	11.45	0.13[7]	1.40	1.53	(0.14)	(0.57)	(0.71)	12.27	13.57[8]	0.56[9]	0.24[9]	2.13[7,9]	127	14
08-31-2020	10.94	0.19[7]	1.53	1.72	(0.21)	(1.00)	(1.21)	11.45	16.42	0.58	0.26	1.79[7]	91	34
08-31-2019	12.44	0.17[7]	(0.39)	(0.22)	(0.20)	(1.08)	(1.28)	10.94	(0.37)	0.54	0.26	1.49[7]	87	34
08-31-2018	12.34	0.19[7]	1.02	1.21	(0.20)	(0.91)	(1.11)	12.44	10.17	0.50	0.25	1.53[7]	627	19
08-31-2017	11.46	0.20[7]	1.44	1.64	(0.18)	(0.58)	(0.76)	12.34	15.18	0.50	0.25	1.68[7]	509	35
08-31-2016	11.36	0.18[7]	0.63	0.81	(0.16)	(0.55)	(0.71)	11.46	7.38	0.47	0.25	1.55[7]	736	18
Class R5
02-28-2021[6]	11.48	0.18[7]	1.37	1.55	(0.16)	(0.57)	(0.73)	12.30	13.71[8]	0.27[9]	0.06[9]	2.96[7,9]	3,679	14
08-31-2020	10.96	0.20[7]	1.55	1.75	(0.23)	(1.00)	(1.23)	11.48	16.71	0.28	0.06	1.89[7]	260	34
08-31-2019	12.46	0.21[7]	(0.41)	(0.20)	(0.22)	(1.08)	(1.30)	10.96	(0.13)	0.24	0.06	1.79[7]	289	34
08-31-2018	12.36	0.21[7]	1.02	1.23	(0.22)	(0.91)	(1.13)	12.46	10.36	0.21	0.06	1.71[7]	1,008	19
08-31-2017	11.48	0.22[7]	1.45	1.67	(0.21)	(0.58)	(0.79)	12.36	15.39	0.20	0.05	1.84[7]	796	35
08-31-2016	11.38	0.18[7]	0.65	0.83	(0.18)	(0.55)	(0.73)	11.48	7.60	0.18	0.05	1.53[7]	1,153	18
Class R6
02-28-2021[6]	11.47	0.14[7]	1.41	1.55	(0.17)	(0.57)	(0.74)	12.28	13.69[8]	0.22[9]	—[9]	2.40[7,9]	50,230	14
08-31-2020	10.96	0.20[7]	1.54	1.74	(0.23)	(1.00)	(1.23)	11.47	16.68	0.23	—	1.87[7]	46,792	34
08-31-2019	12.46	0.20[7]	(0.39)	(0.19)	(0.23)	(1.08)	(1.31)	10.96	(0.05)	0.19	—	1.88[7]	31,906	34
08-31-2018	12.35	0.20[7]	1.05	1.25	(0.23)	(0.91)	(1.14)	12.46	10.51	0.16	—	1.61[7]	17,412	19
08-31-2017	11.47	0.20[7]	1.47	1.67	(0.21)	(0.58)	(0.79)	12.35	15.46	0.15	—	1.73[7]	6,317	35
08-31-2016	11.38	0.10[7]	0.73	0.83	(0.19)	(0.55)	(0.74)	11.47	7.56	0.13	—	1.39[7]	4,037	18
54	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2035 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2021[6]	11.48	0.13[7]	1.42	1.55	(0.16)	(0.57)	(0.73)	12.30	13.72[8]	0.26[9]	0.05[9]	2.28[7,9]	906,989	14
08-31-2020	10.97	0.21[7]	1.53	1.74	(0.23)	(1.00)	(1.23)	11.48	16.61	0.27	0.05	2.01[7]	853,701	34
08-31-2019	12.47	0.21[7]	(0.41)	(0.20)	(0.22)	(1.08)	(1.30)	10.97	(0.10)	0.23	0.05	1.89[7]	823,762	34
08-31-2018	12.36	0.22[7]	1.02	1.24	(0.22)	(0.91)	(1.13)	12.47	10.45	0.20	0.05	1.78[7]	915,487	19
08-31-2017	11.47	0.21[7]	1.47	1.68	(0.21)	(0.58)	(0.79)	12.36	15.49	0.18	0.05	1.82[7]	917,775	35
08-31-2016	11.38	0.19[7]	0.63	0.82	(0.18)	(0.55)	(0.73)	11.47	7.50	0.17	0.05	1.65[7]	962,950	18

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-21. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.01, $0.02, $0.02, $0.02 and $0.01 per share and 0.09% 0.09%, 0.15%, 0.19%, 0.19% and 0.12%, for the periods ended 2-28-21, 8-31-20, 8-31-19, 8-31-18, 8-31-17 and 8-31-16, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	55

Financial highlights continued
Multimanager 2030 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2021[6]	11.10	0.12[7]	1.16	1.28	(0.14)	(0.52)	(0.66)	11.72	11.70[8]	0.63[9]	0.41[9]	2.06[7,9]	259,804	15
08-31-2020	10.64	0.17[7]	1.36	1.53	(0.19)	(0.88)	(1.07)	11.10	15.07	0.65	0.43	1.68[7]	226,690	33
08-31-2019	11.87	0.19[7]	(0.26)	(0.07)	(0.21)	(0.95)	(1.16)	10.64	0.69	0.60	0.41	1.74[7]	182,499	40
08-31-2018	11.91	0.19[7]	0.83	1.02	(0.20)	(0.86)	(1.06)	11.87	8.79	0.56	0.41	1.60[7]	185,975	20
08-31-2017	11.17	0.18[7]	1.28	1.46	(0.18)	(0.54)	(0.72)	11.91	13.84	0.55	0.42	1.55[7]	160,943	36
08-31-2016	11.10	0.15[7]	0.59	0.74	(0.16)	(0.51)	(0.67)	11.17	6.99	0.54	0.43	1.46[7]	116,337	18
Class I
02-28-2021[6]	11.07	0.15[7]	1.15	1.30	(0.17)	(0.52)	(0.69)	11.68	11.92[8]	0.33[9]	0.11[9]	2.62[7,9]	954	15
08-31-2020	10.61	0.19[7]	1.38	1.57	(0.23)	(0.88)	(1.11)	11.07	15.44	0.35	0.13	1.86[7]	1,260	33
08-31-2019	11.85	0.21[7]	(0.26)	(0.05)	(0.24)	(0.95)	(1.19)	10.61	0.96	0.31	0.13	2.01[7]	891	40
08-31-2018	11.90	0.20[7]	0.84	1.04	(0.23)	(0.86)	(1.09)	11.85	9.01	0.26	0.11	1.70[7]	755	20
08-31-2017	11.16	0.21[7]	1.28	1.49	(0.21)	(0.54)	(0.75)	11.90	14.22	0.24	0.11	1.89[7]	324	36
08-31-2016	11.08	0.11[7]	0.68	0.79	(0.20)	(0.51)	(0.71)	11.16	7.43	0.23	0.11	1.53[7]	288	18
Class R2
02-28-2021[6]	11.01	0.13[7]	1.14	1.27	(0.13)	(0.52)	(0.65)	11.63	11.72[8]	0.73[9]	0.51[9]	2.21[7,9]	11,289	15
08-31-2020	10.56	0.17[7]	1.35	1.52	(0.19)	(0.88)	(1.07)	11.01	15.00	0.74	0.52	1.62[7]	3,304	33
08-31-2019	11.79	0.19[7]	(0.27)	(0.08)	(0.20)	(0.95)	(1.15)	10.56	0.58	0.68	0.50	1.82[7]	2,744	40
08-31-2018	11.84	0.18[7]	0.82	1.00	(0.19)	(0.86)	(1.05)	11.79	8.66	0.66	0.51	1.52[7]	2,347	20
08-31-2017	11.11	0.16[7]	1.28	1.44	(0.17)	(0.54)	(0.71)	11.84	13.74	0.63	0.50	1.44[7]	3,254	36
08-31-2016	11.04	0.10[7]	0.64	0.74	(0.16)	(0.51)	(0.67)	11.11	6.93	0.63	0.50	1.14[7]	1,988	18
Class R4
02-28-2021[6]	11.04	0.13[7]	1.16	1.29	(0.16)	(0.52)	(0.68)	11.65	11.82[8]	0.58[9]	0.26[9]	2.24[7,9]	667	15
08-31-2020	10.59	0.20[7]	1.34	1.54	(0.21)	(0.88)	(1.09)	11.04	15.23	0.59	0.27	1.91[7]	556	33
08-31-2019	11.82	0.22[7]	(0.28)	(0.06)	(0.22)	(0.95)	(1.17)	10.59	0.86	0.54	0.26	2.07[7]	451	40
08-31-2018	11.87	0.22[7]	0.80	1.02	(0.21)	(0.86)	(1.07)	11.82	8.88	0.51	0.25	1.85[7]	509	20
08-31-2017	11.14	0.20[7]	1.27	1.47	(0.20)	(0.54)	(0.74)	11.87	13.99	0.50	0.25	1.81[7]	820	36
08-31-2016	11.07	0.19[7]	0.57	0.76	(0.18)	(0.51)	(0.69)	11.14	7.20	0.48	0.25	1.72[7]	995	18
Class R5
02-28-2021[6]	11.06	0.18[7]	1.13	1.31	(0.18)	(0.52)	(0.70)	11.67	11.98[8]	0.28[9]	0.06[9]	3.16[7,9]	5,887	15
08-31-2020	10.61	0.25[7]	1.31	1.56	(0.23)	(0.88)	(1.11)	11.06	15.44	0.28	0.06	2.36[7]	747	33
08-31-2019	11.85	0.22[7]	(0.26)	(0.04)	(0.25)	(0.95)	(1.20)	10.61	1.03	0.25	0.06	2.08[7]	947	40
08-31-2018	11.89	0.22[7]	0.84	1.06	(0.24)	(0.86)	(1.10)	11.85	9.19	0.21	0.06	1.90[7]	1,902	20
08-31-2017	11.16	0.23[7]	1.26	1.49	(0.22)	(0.54)	(0.76)	11.89	14.20	0.19	0.05	2.06[7]	1,305	36
08-31-2016	11.09	0.25[7]	0.54	0.79	(0.21)	(0.51)	(0.72)	11.16	7.41	0.18	0.05	2.21[7]	1,775	18
Class R6
02-28-2021[6]	11.06	0.14[7]	1.16	1.30	(0.18)	(0.52)	(0.70)	11.66	11.94[8]	0.23[9]	—[9]	2.49[7,9]	54,774	15
08-31-2020	10.61	0.21[7]	1.36	1.57	(0.24)	(0.88)	(1.12)	11.06	15.50	0.23	—	2.05[7]	53,240	33
08-31-2019	11.85	0.22[7]	(0.25)	(0.03)	(0.26)	(0.95)	(1.21)	10.61	1.10	0.20	—	2.08[7]	38,634	40
08-31-2018	11.89	0.21[7]	0.85	1.06	(0.24)	(0.86)	(1.10)	11.85	9.24	0.16	—	1.79[7]	21,191	20
08-31-2017	11.16	0.20[7]	1.30	1.50	(0.23)	(0.54)	(0.77)	11.89	14.26	0.14	—	1.76[7]	7,367	36
08-31-2016	11.09	0.16[7]	0.63	0.79	(0.21)	(0.51)	(0.72)	11.16	7.47	0.13	—	1.81[7]	4,806	18
56	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2030 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2021[6]	11.07	0.14[7]	1.17	1.31	(0.18)	(0.52)	(0.70)	11.68	11.98[8]	0.27[9]	0.05[9]	2.42[7,9]	1,021,838	15
08-31-2020	10.62	0.22[7]	1.34	1.56	(0.23)	(0.88)	(1.11)	11.07	15.43	0.27	0.05	2.11[7]	978,135	33
08-31-2019	11.85	0.23[7]	(0.26)	(0.03)	(0.25)	(0.95)	(1.20)	10.62	1.12	0.23	0.05	2.12[7]	967,661	40
08-31-2018	11.90	0.23[7]	0.82	1.05	(0.24)	(0.86)	(1.10)	11.85	9.09	0.20	0.05	1.98[7]	1,081,097	20
08-31-2017	11.16	0.22[7]	1.28	1.50	(0.22)	(0.54)	(0.76)	11.90	14.29	0.18	0.05	1.99[7]	1,098,168	36
08-31-2016	11.09	0.21[7]	0.58	0.79	(0.21)	(0.51)	(0.72)	11.16	7.41	0.16	0.05	1.89[7]	1,158,836	18

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-21. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01, $0.01, $0.02, $0.02, $0.02 and $0.01 per share and 0.09%, 0.10%, 0.16%, 0.20%, 0.20% and 0.13%, for the periods ended 2-28-21, 8-31-20, 8-31-19, 8-31-18, 8-31-17 and 8-31-16, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	57

Financial highlights continued
Multimanager 2025 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2021[6]	10.79	0.12[7]	0.97	1.09	(0.16)	(0.51)	(0.67)	11.21	10.19[8]	0.65[9]	0.41[9]	2.20[7,9]	241,245	25
08-31-2020	10.44	0.18[7]	1.14	1.32	(0.21)	(0.76)	(0.97)	10.79	13.24	0.66	0.43	1.75[7]	213,868	35
08-31-2019	11.46	0.21[7]	(0.14)	0.07	(0.23)	(0.86)	(1.09)	10.44	1.80	0.60	0.41	2.01[7]	180,550	39
08-31-2018	11.62	0.21[7]	0.63	0.84	(0.22)	(0.78)	(1.00)	11.46	7.40	0.56	0.41	1.83[7]	176,446	21
08-31-2017	11.07	0.20[7]	1.08	1.28	(0.21)	(0.52)	(0.73)	11.62	12.22	0.55	0.42	1.78[7]	157,054	37
08-31-2016	11.01	0.19[7]	0.54	0.73	(0.20)	(0.47)	(0.67)	11.07	6.91	0.54	0.43	1.76[7]	110,938	21
Class I
02-28-2021[6]	10.76	0.14[7]	0.95	1.09	(0.19)	(0.51)	(0.70)	11.15	10.22[8]	0.35[9]	0.11[9]	2.56[7,9]	3,387	25
08-31-2020	10.41	0.20[7]	1.16	1.36	(0.25)	(0.76)	(1.01)	10.76	13.61	0.36	0.13	1.96[7]	2,094	35
08-31-2019	11.43	0.15[7]	(0.05)	0.10	(0.26)	(0.86)	(1.12)	10.41	2.17	0.31	0.12	1.55[7]	1,502	39
08-31-2018	11.59	0.24[7]	0.63	0.87	(0.25)	(0.78)	(1.03)	11.43	7.73	0.27	0.11	2.09[7]	81	21
08-31-2017	11.04	0.23[7]	1.08	1.31	(0.24)	(0.52)	(0.76)	11.59	12.61	0.24	0.11	2.05[7]	165	37
08-31-2016	10.98	0.24[7]	0.52	0.76	(0.23)	(0.47)	(0.70)	11.04	7.26	0.22	0.11	2.16[7]	97	21
Class R2
02-28-2021[6]	10.71	0.13[7]	0.94	1.07	(0.15)	(0.51)	(0.66)	11.12	10.10[8]	0.74[9]	0.50[9]	2.30[7,9]	12,079	25
08-31-2020	10.37	0.16[7]	1.15	1.31	(0.21)	(0.76)	(0.97)	10.71	13.16	0.75	0.52	1.62[7]	4,775	35
08-31-2019	11.39	0.18[7]	(0.12)	0.06	(0.22)	(0.86)	(1.08)	10.37	1.71	0.69	0.50	1.80[7]	4,273	39
08-31-2018	11.56	0.20[7]	0.62	0.82	(0.21)	(0.78)	(0.99)	11.39	7.26	0.66	0.50	1.75[7]	2,723	21
08-31-2017	11.01	0.16[7]	1.11	1.27	(0.20)	(0.52)	(0.72)	11.56	12.20	0.64	0.50	1.49[7]	2,593	37
08-31-2016	10.95	0.15[7]	0.57	0.72	(0.19)	(0.47)	(0.66)	11.01	6.85	0.60	0.49	1.51[7]	1,324	21
Class R4
02-28-2021[6]	10.76	0.13[7]	0.95	1.08	(0.17)	(0.51)	(0.68)	11.16	10.18[8]	0.57[9]	0.24[9]	2.36[7,9]	552	25
08-31-2020	10.41	0.20[7]	1.14	1.34	(0.23)	(0.76)	(0.99)	10.76	13.45	0.60	0.26	1.95[7]	488	35
08-31-2019	11.44	0.23[7]	(0.15)	0.08	(0.25)	(0.86)	(1.11)	10.41	1.91	0.55	0.26	2.22[7]	736	39
08-31-2018	11.60	0.22[7]	0.64	0.86	(0.24)	(0.78)	(1.02)	11.44	7.56	0.52	0.26	1.96[7]	759	21
08-31-2017	11.05	0.22[7]	1.08	1.30	(0.23)	(0.52)	(0.75)	11.60	12.45	0.49	0.25	1.99[7]	785	37
08-31-2016	10.99	0.22[7]	0.53	0.75	(0.22)	(0.47)	(0.69)	11.05	7.11	0.47	0.25	2.00[7]	418	21
Class R5
02-28-2021[6]	10.75	0.18[7]	0.91	1.09	(0.19)	(0.51)	(0.70)	11.14	10.28[8]	0.30[9]	0.06[9]	3.15[7,9]	4,780	25
08-31-2020	10.40	0.23[7]	1.13	1.36	(0.25)	(0.76)	(1.01)	10.75	13.71	0.30	0.06	2.25[7]	1,251	35
08-31-2019	11.43	0.25[7]	(0.15)	0.10	(0.27)	(0.86)	(1.13)	10.40	2.14	0.25	0.07	2.37[7]	1,342	39
08-31-2018	11.60	0.23[7]	0.64	0.87	(0.26)	(0.78)	(1.04)	11.43	7.71	0.21	0.05	2.06[7]	1,635	21
08-31-2017	11.05	0.27[7]	1.05	1.32	(0.25)	(0.52)	(0.77)	11.60	12.68	0.19	0.05	2.47[7]	1,182	37
08-31-2016	10.99	0.23[7]	0.54	0.77	(0.24)	(0.47)	(0.71)	11.05	7.34	0.18	0.05	2.06[7]	1,926	21
Class R6
02-28-2021[6]	10.74	0.14[7]	0.96	1.10	(0.20)	(0.51)	(0.71)	11.13	10.35[8]	0.25[9]	—[9]	2.61[7,9]	51,315	25
08-31-2020	10.40	0.21[7]	1.15	1.36	(0.26)	(0.76)	(1.02)	10.74	13.67	0.25	—	2.12[7]	48,742	35
08-31-2019	11.42	0.25[7]	(0.13)	0.12	(0.28)	(0.86)	(1.14)	10.40	2.31	0.20	—	2.44[7]	38,659	39
08-31-2018	11.59	0.24[7]	0.64	0.88	(0.27)	(0.78)	(1.05)	11.42	7.77	0.17	—	2.14[7]	22,698	21
08-31-2017	11.04	0.21[7]	1.11	1.32	(0.25)	(0.52)	(0.77)	11.59	12.75	0.14	—	1.88[7]	8,987	37
08-31-2016	10.98	0.20[7]	0.57	0.77	(0.24)	(0.47)	(0.71)	11.04	7.40	0.13	—	2.04[7]	3,830	21
58	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2025 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2021[6]	10.75	0.14[7]	0.96	1.10	(0.19)	(0.51)	(0.70)	11.15	10.39[8]	0.29[9]	0.05[9]	2.53[7,9]	941,363	25
08-31-2020	10.40	0.22[7]	1.14	1.36	(0.25)	(0.76)	(1.01)	10.75	13.71	0.28	0.05	2.19[7]	935,821	35
08-31-2019	11.43	0.25[7]	(0.15)	0.10	(0.27)	(0.86)	(1.13)	10.40	2.15	0.24	0.05	2.42[7]	983,455	39
08-31-2018	11.60	0.25[7]	0.62	0.87	(0.26)	(0.78)	(1.04)	11.43	7.71	0.20	0.05	2.21[7]	1,136,209	21
08-31-2017	11.05	0.25[7]	1.07	1.32	(0.25)	(0.52)	(0.77)	11.60	12.68	0.18	0.05	2.22[7]	1,176,137	37
08-31-2016	10.99	0.24[7]	0.53	0.77	(0.24)	(0.47)	(0.71)	11.05	7.34	0.16	0.05	2.20[7]	1,278,028	21

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-21. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005, $0.01, $0.02, $0.02, $0.02 and $0.01 per share and 0.08%, 0.09%, 0.15%, 0.19%, 0.20% and 0.13%, for the periods ended 2-28-21, 8-31-20, 8-31-19, 8-31-18, 8-31-17 and 8-31-16, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	59

Financial highlights continued
Multimanager 2020 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2021[6]	10.06	0.12[7]	0.71	0.83	(0.18)	(0.56)	(0.74)	10.15	8.29[8]	0.68[9]	0.41[9]	2.37[7,9]	215,097	14
08-31-2020	9.89	0.18[7]	0.89	1.07	(0.23)	(0.67)	(0.90)	10.06	11.32	0.69	0.43	1.93[7]	193,591	37
08-31-2019	10.66	0.22[7]	(0.03)	0.19	(0.24)	(0.72)	(0.96)	9.89	2.89	0.62	0.41	2.27[7]	171,370	40
08-31-2018	10.93	0.22[7]	0.41	0.63	(0.23)	(0.67)	(0.90)	10.66	5.92	0.57	0.41	2.02[7]	171,973	19
08-31-2017	10.64	0.22[7]	0.82	1.04	(0.23)	(0.52)	(0.75)	10.93	10.42	0.55	0.42	2.05[7]	144,135	35
08-31-2016	10.69	0.21[7]	0.47	0.68	(0.23)	(0.50)	(0.73)	10.64	6.72	0.54	0.43	2.07[7]	112,709	20
Class I
02-28-2021[6]	10.08	0.12[7]	0.71	0.83	(0.20)	(0.56)	(0.76)	10.15	8.35[8]	0.39[9]	0.11[9]	2.48[7,9]	309	14
08-31-2020	9.90	0.20[7]	0.91	1.11	(0.26)	(0.67)	(0.93)	10.08	11.75	0.39	0.12	2.12[7]	477	37
08-31-2019	10.67	0.26[7]	(0.04)	0.22	(0.27)	(0.72)	(0.99)	9.90	3.23	0.33	0.13	2.63[7]	230	40
08-31-2018	10.94	0.23[7]	0.43	0.66	(0.26)	(0.67)	(0.93)	10.67	6.23	0.28	0.11	2.21[7]	705	19
08-31-2017	10.65	0.24[7]	0.83	1.07	(0.26)	(0.52)	(0.78)	10.94	10.76	0.24	0.11	2.31[7]	155	35
08-31-2016	10.69	0.26[7]	0.46	0.72	(0.26)	(0.50)	(0.76)	10.65	7.16	0.23	0.11	2.47[7]	99	20
Class R2
02-28-2021[6]	10.01	0.13[7]	0.68	0.81	(0.17)	(0.56)	(0.73)	10.09	8.16[8]	0.77[9]	0.50[9]	2.56[7,9]	5,781	14
08-31-2020	9.84	0.18[7]	0.89	1.07	(0.23)	(0.67)	(0.90)	10.01	11.30	0.77	0.51	1.88[7]	1,014	37
08-31-2019	10.61	0.22[7]	(0.04)	0.18	(0.23)	(0.72)	(0.95)	9.84	2.77	0.71	0.51	2.23[7]	1,098	40
08-31-2018	10.89	0.20[7]	0.41	0.61	(0.22)	(0.67)	(0.89)	10.61	5.74	0.67	0.51	1.86[7]	1,440	19
08-31-2017	10.60	0.21[7]	0.82	1.03	(0.22)	(0.52)	(0.74)	10.89	10.37	0.65	0.50	2.02[7]	1,778	35
08-31-2016	10.65	0.18[7]	0.49	0.67	(0.22)	(0.50)	(0.72)	10.60	6.66	0.62	0.50	1.84[7]	1,370	20
Class R4
02-28-2021[6]	10.01	0.16[7]	0.67	0.83	(0.19)	(0.56)	(0.75)	10.09	8.39[8]	0.63[9]	0.26[9]	3.06[7,9]	519	14
08-31-2020	9.85	0.21[7]	0.87	1.08	(0.25)	(0.67)	(0.92)	10.01	11.45	0.63	0.27	2.23[7]	144	37
08-31-2019	10.62	0.23[7]	(0.02)	0.21	(0.26)	(0.72)	(0.98)	9.85	3.07	0.56	0.26	2.39[7]	239	40
08-31-2018	10.89	0.27[7]	0.37	0.64	(0.24)	(0.67)	(0.91)	10.62	6.11	0.52	0.25	2.51[7]	211	19
08-31-2017	10.61	0.25[7]	0.80	1.05	(0.25)	(0.52)	(0.77)	10.89	10.55	0.50	0.25	2.35[7]	513	35
08-31-2016	10.66	0.27[7]	0.43	0.70	(0.25)	(0.50)	(0.75)	10.61	6.94	0.48	0.25	2.52[7]	870	20
Class R5
02-28-2021[6]	10.06	0.16[7]	0.68	0.84	(0.21)	(0.56)	(0.77)	10.13	8.43[8]	0.33[9]	0.06[9]	3.06[7,9]	7,683	14
08-31-2020	9.89	0.23[7]	0.88	1.11	(0.27)	(0.67)	(0.94)	10.06	11.74	0.33	0.06	2.37[7]	3,949	37
08-31-2019	10.66	0.27[7]	(0.04)	0.23	(0.28)	(0.72)	(1.00)	9.89	3.29	0.27	0.06	2.71[7]	3,778	40
08-31-2018	10.93	0.25[7]	0.42	0.67	(0.27)	(0.67)	(0.94)	10.66	6.29	0.22	0.06	2.37[7]	5,384	19
08-31-2017	10.64	0.25[7]	0.83	1.08	(0.27)	(0.52)	(0.79)	10.93	10.84	0.20	0.05	2.40[7]	4,687	35
08-31-2016	10.69	0.27[7]	0.45	0.72	(0.27)	(0.50)	(0.77)	10.64	7.14	0.18	0.05	2.60[7]	4,130	20
Class R6
02-28-2021[6]	10.04	0.14[7]	0.70	0.84	(0.21)	(0.56)	(0.77)	10.11	8.51[8]	0.28[9]	—[9]	2.82[7,9]	24,849	14
08-31-2020	9.87	0.23[7]	0.89	1.12	(0.28)	(0.67)	(0.95)	10.04	11.82	0.28	—	2.39[7]	28,864	37
08-31-2019	10.65	0.26[7]	(0.03)	0.23	(0.29)	(0.72)	(1.01)	9.87	3.28	0.21	—	2.67[7]	28,384	40
08-31-2018	10.92	0.25[7]	0.42	0.67	(0.27)	(0.67)	(0.94)	10.65	6.36	0.17	—	2.32[7]	16,997	19
08-31-2017	10.63	0.24[7]	0.84	1.08	(0.27)	(0.52)	(0.79)	10.92	10.92	0.15	—	2.31[7]	10,285	35
08-31-2016	10.69	0.25[7]	0.47	0.72	(0.28)	(0.50)	(0.78)	10.63	7.11	0.13	—	2.70[7]	3,713	20
60	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2020 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2021[6]	10.06	0.14[7]	0.70	0.84	(0.21)	(0.56)	(0.77)	10.13	8.44[8]	0.32[9]	0.05[9]	2.72[7,9]	492,993	14
08-31-2020	9.89	0.23[7]	0.88	1.11	(0.27)	(0.67)	(0.94)	10.06	11.75	0.31	0.05	2.37[7]	508,214	37
08-31-2019	10.66	0.27[7]	(0.04)	0.23	(0.28)	(0.72)	(1.00)	9.89	3.32	0.25	0.05	2.69[7]	590,329	40
08-31-2018	10.93	0.26[7]	0.41	0.67	(0.27)	(0.67)	(0.94)	10.66	6.29	0.21	0.05	2.44[7]	733,558	19
08-31-2017	10.64	0.26[7]	0.82	1.08	(0.27)	(0.52)	(0.79)	10.93	10.84	0.18	0.05	2.50[7]	821,058	35
08-31-2016	10.69	0.27[7]	0.45	0.72	(0.27)	(0.50)	(0.77)	10.64	7.14	0.17	0.05	2.52[7]	955,449	20

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-21. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005, $0.01, $0.02, $0.02, $0.02 and $0.02 per share and 0.08%, 0.09%, 0.15%, 0.20%, 0.21% and 0.14%, for periods ended 2-28-21, 8-31-20, 8-31-19, 8-31-18, 8-31-17 and 8-31-16, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	61

Financial highlights continued
Multimanager 2015 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2021[6]	9.15	0.11[7]	0.55	0.66	(0.18)	(0.51)	(0.69)	9.12	7.26[8]	0.75[9]	0.41[9]	2.49[7,9]	103,788	14
08-31-2020	9.12	0.18[7]	0.66	0.84	(0.23)	(0.58)	(0.81)	9.15	9.64	0.76	0.43	2.06[7]	97,644	41
08-31-2019	9.75	0.23[7]	0.04	0.27	(0.26)	(0.64)	(0.90)	9.12	3.85	0.66	0.41	2.53[7]	91,688	41
08-31-2018	10.13	0.22[7]	0.23	0.45	(0.24)	(0.59)	(0.83)	9.75	4.54	0.60	0.41	2.22[7]	98,847	17
08-31-2017	10.02	0.22[7]	0.60	0.82	(0.24)	(0.47)	(0.71)	10.13	8.81	0.58	0.42	2.26[7]	90,426	38
08-31-2016	10.25	0.22[7]	0.41	0.63	(0.25)	(0.61)	(0.86)	10.02	6.63	0.56	0.43	2.32[7]	73,985	19
Class I
02-28-2021[6]	9.16	0.13[7]	0.53	0.66	(0.20)	(0.51)	(0.71)	9.11	7.31[8]	0.45[9]	0.11[9]	2.80[7,9]	851	14
08-31-2020	9.13	0.21[7]	0.66	0.87	(0.26)	(0.58)	(0.84)	9.16	9.97	0.46	0.13	2.38[7]	823	41
08-31-2019	9.76	0.25[7]	0.05	0.30	(0.29)	(0.64)	(0.93)	9.13	4.21	0.37	0.13	2.82[7]	670	41
08-31-2018	10.14	0.24[7]	0.24	0.48	(0.27)	(0.59)	(0.86)	9.76	4.85	0.31	0.11	2.49[7]	610	17
08-31-2017	10.02	0.22[7]	0.65	0.87	(0.28)	(0.47)	(0.75)	10.14	9.27	0.27	0.11	2.27[7]	369	38
08-31-2016	10.25	0.27[7]	0.39	0.66	(0.28)	(0.61)	(0.89)	10.02	6.98	0.25	0.11	2.74[7]	95	19
Class R2
02-28-2021[6]	9.09	0.12[7]	0.53	0.65	(0.17)	(0.51)	(0.68)	9.06	7.23[8]	0.83[9]	0.50[9]	2.63[7,9]	2,660	14
08-31-2020	9.07	0.12[7]	0.71	0.83	(0.23)	(0.58)	(0.81)	9.09	9.52	0.84	0.51	1.39[7]	164	41
08-31-2019	9.69	0.23[7]	0.04	0.27	(0.25)	(0.64)	(0.89)	9.07	3.87	0.73	0.49	2.53[7]	33	41
08-31-2018	10.09	0.17[7]	0.25	0.42	(0.23)	(0.59)	(0.82)	9.69	4.16	0.71	0.51	1.71[7]	47	17
08-31-2017	9.98	0.19[7]	0.63	0.82	(0.24)	(0.47)	(0.71)	10.09	8.88	0.66	0.50	1.94[7]	584	38
08-31-2016	10.22	0.23[7]	0.39	0.62	(0.25)	(0.61)	(0.86)	9.98	6.54	0.65	0.50	2.17[7]	158	19
Class R4
02-28-2021[6]	9.12	0.12[7]	0.53	0.65	(0.19)	(0.51)	(0.70)	9.07	7.23[8]	0.70[9]	0.27[9]	2.63[7,9]	13	14
08-31-2020	9.09	0.19[7]	0.67	0.86	(0.25)	(0.58)	(0.83)	9.12	9.85	0.70	0.27	2.22[7]	12	41
08-31-2019	9.72	0.25[7]	0.04	0.29	(0.28)	(0.64)	(0.92)	9.09	4.06	0.61	0.26	2.74[7]	11	41
08-31-2018	10.11	0.24[7]	0.22	0.46	(0.26)	(0.59)	(0.85)	9.72	4.62	0.56	0.26	2.45[7]	65	17
08-31-2017	10.00	0.25[7]	0.59	0.84	(0.26)	(0.47)	(0.73)	10.11	9.04	0.52	0.25	2.54[7]	95	38
08-31-2016	10.23	0.26[7]	0.39	0.65	(0.27)	(0.61)	(0.88)	10.00	6.85	0.49	0.25	2.63[7]	109	19
Class R5
02-28-2021[6]	9.15	0.13[7]	0.54	0.67	(0.21)	(0.51)	(0.72)	9.10	7.37[8]	0.39[9]	0.06[9]	2.75[7,9]	227	14
08-31-2020	9.12	0.22[7]	0.66	0.88	(0.27)	(0.58)	(0.85)	9.15	10.06	0.39	0.06	2.52[7]	322	41
08-31-2019	9.75	0.28[7]	0.03	0.31	(0.30)	(0.64)	(0.94)	9.12	4.27	0.31	0.07	2.97[7]	323	41
08-31-2018	10.14	0.26[7]	0.22	0.48	(0.28)	(0.59)	(0.87)	9.75	4.81	0.26	0.06	2.66[7]	1,206	17
08-31-2017	10.02	0.26[7]	0.61	0.87	(0.28)	(0.47)	(0.75)	10.14	9.34	0.22	0.05	2.61[7]	1,292	38
08-31-2016	10.26	0.30[7]	0.36	0.66	(0.29)	(0.61)	(0.90)	10.02	6.96	0.20	0.05	2.78[7]	1,442	19
Class R6
02-28-2021[6]	9.16	0.13[7]	0.54	0.67	(0.21)	(0.51)	(0.72)	9.11	7.43[8]	0.34[9]	—[9]	2.93[7,9]	11,529	14
08-31-2020	9.12	0.22[7]	0.67	0.89	(0.27)	(0.58)	(0.85)	9.16	10.24	0.34	—	2.52[7]	11,162	41
08-31-2019	9.76	0.26[7]	0.04	0.30	(0.30)	(0.64)	(0.94)	9.12	4.23	0.26	—	2.93[7]	11,764	41
08-31-2018	10.14	0.24[7]	0.25	0.49	(0.28)	(0.59)	(0.87)	9.76	4.96	0.21	—	2.49[7]	7,076	17
08-31-2017	10.03	0.23[7]	0.64	0.87	(0.29)	(0.47)	(0.76)	10.14	9.29	0.17	—	2.39[7]	3,109	38
08-31-2016	10.26	0.26[7]	0.41	0.67	(0.29)	(0.61)	(0.90)	10.03	7.11	0.15	—	3.10[7]	830	19
62	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2015 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2021[6]	9.16	0.13[7]	0.53	0.66	(0.21)	(0.51)	(0.72)	9.10	7.27[8]	0.38[9]	0.05[9]	2.86[7,9]	147,372	14
08-31-2020	9.12	0.22[7]	0.67	0.89	(0.27)	(0.58)	(0.85)	9.16	10.19	0.38	0.05	2.48[7]	156,575	41
08-31-2019	9.75	0.27[7]	0.04	0.31	(0.30)	(0.64)	(0.94)	9.12	4.28	0.30	0.05	2.98[7]	192,409	41
08-31-2018	10.14	0.26[7]	0.22	0.48	(0.28)	(0.59)	(0.87)	9.75	4.81	0.24	0.05	2.62[7]	253,242	17
08-31-2017	10.02	0.27[7]	0.60	0.87	(0.28)	(0.47)	(0.75)	10.14	9.34	0.21	0.05	2.70[7]	324,331	38
08-31-2016	10.26	0.29[7]	0.37	0.66	(0.29)	(0.61)	(0.90)	10.02	6.96	0.18	0.05	2.79[7]	410,447	19

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-21. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005, $0.01, $0.02, $0.02, $0.02 and $0.02 per share and 0.08%, 0.09%, 0.16%, 0.21%, 0.22% and 0.15%, for the periods ended 2-28-21, 8-31-20, 8-31-19, 8-31-18, 8-31-17 and 8-31-16, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	63

Financial highlights continued
Multimanager 2010 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-28-2021[6]	8.93	0.11[7]	0.44	0.55	(0.19)	(0.42)	(0.61)	8.87	6.16[8]	0.80[9]	0.41[9]	2.57[7,9]	46,621	15
08-31-2020	8.86	0.19[7]	0.54	0.73	(0.23)	(0.43)	(0.66)	8.93	8.50	0.81	0.43	2.18[7]	45,532	46
08-31-2019	9.25	0.23[7]	0.11	0.34	(0.26)	(0.47)	(0.73)	8.86	4.50	0.70	0.41	2.68[7]	45,444	48
08-31-2018	9.54	0.22[7]	0.12	0.34	(0.23)	(0.40)	(0.63)	9.25	3.65	0.64	0.41	2.36[7]	46,288	20
08-31-2017	9.49	0.22[7]	0.46	0.68	(0.24)	(0.39)	(0.63)	9.54	7.71	0.61	0.42	2.38[7]	47,800	39
08-31-2016	9.59	0.24[7]	0.36	0.60	(0.26)	(0.44)	(0.70)	9.49	6.63	0.59	0.43	2.55[7]	42,691	20
Class I
02-28-2021[6]	8.93	0.13[7]	0.44	0.57	(0.21)	(0.42)	(0.63)	8.87	6.45[8]	0.50[9]	0.11[9]	2.87[7,9]	588	15
08-31-2020	8.87	0.20[7]	0.54	0.74	(0.25)	(0.43)	(0.68)	8.93	8.70	0.51	0.13	2.34[7]	503	46
08-31-2019	9.25	0.27[7]	0.11	0.38	(0.29)	(0.47)	(0.76)	8.87	4.98	0.42	0.13	3.03[7]	133	48
08-31-2018	9.55	0.24[7]	0.12	0.36	(0.26)	(0.40)	(0.66)	9.25	3.84	0.35	0.11	2.57[7]	158	20
08-31-2017	9.49	0.23[7]	0.49	0.72	(0.27)	(0.39)	(0.66)	9.55	8.17	0.30	0.11	2.51[7]	202	39
08-31-2016	9.60	0.27[7]	0.35	0.62	(0.29)	(0.44)	(0.73)	9.49	6.87	0.27	0.11	2.91[7]	96	20
Class R2
02-28-2021[6]	8.91	0.12[7]	0.43	0.55	(0.18)	(0.42)	(0.60)	8.86	6.24[8]	0.86[9]	0.48[9]	2.61[7,9]	841	15
08-31-2020	8.85	0.18[7]	0.53	0.71	(0.22)	(0.43)	(0.65)	8.91	8.31	0.90	0.51	2.10[7]	359	46
08-31-2019	9.23	0.22[7]	0.12	0.34	(0.25)	(0.47)	(0.72)	8.85	4.51	0.80	0.51	2.57[7]	491	48
08-31-2018	9.53	0.21[7]	0.11	0.32	(0.22)	(0.40)	(0.62)	9.23	3.45	0.75	0.51	2.21[7]	452	20
08-31-2017	9.47	0.16[7]	0.53	0.69	(0.24)	(0.39)	(0.63)	9.53	7.75	0.67	0.48	1.71[7]	522	39
08-31-2016	9.59	0.59[7]	(0.02)	0.57	(0.25)	(0.44)	(0.69)	9.47	6.33	0.71	0.50	4.18[7]	70	20
Class R4
02-28-2021[6]	8.92	0.12[7]	0.44	0.56	(0.20)	(0.42)	(0.62)	8.86	6.32[8]	0.74[9]	0.26[9]	2.74[7,9]	61	15
08-31-2020	8.86	0.20[7]	0.53	0.73	(0.24)	(0.43)	(0.67)	8.92	8.57	0.75	0.26	2.33[7]	52	46
08-31-2019	9.24	0.24[7]	0.12	0.36	(0.27)	(0.47)	(0.74)	8.86	4.79	0.65	0.26	2.78[7]	89	48
08-31-2018	9.54	0.25[7]	0.10	0.35	(0.25)	(0.40)	(0.65)	9.24	3.70	0.57	0.23	2.67[7]	73	20
08-31-2017	9.48	0.25[7]	0.46	0.71	(0.26)	(0.39)	(0.65)	9.54	8.03	0.56	0.25	2.71[7]	247	39
08-31-2016	9.59	0.24[7]	0.37	0.61	(0.28)	(0.44)	(0.72)	9.48	6.73	0.53	0.25	2.65[7]	980	20
Class R5
02-28-2021[6]	8.93	0.14[7]	0.43	0.57	(0.22)	(0.42)	(0.64)	8.86	6.39[8]	0.44[9]	0.06[9]	3.18[7,9]	697	15
08-31-2020	8.87	0.24[7]	0.51	0.75	(0.26)	(0.43)	(0.69)	8.93	8.78	0.45	0.06	2.76[7]	25	46
08-31-2019	9.25	0.28[7]	0.10	0.38	(0.29)	(0.47)	(0.76)	8.87	5.03	0.35	0.06	3.21[7]	34	48
08-31-2018	9.55	0.31[7]	0.06	0.37	(0.27)	(0.40)	(0.67)	9.25	3.90	0.30	0.05	3.20[7]	43	20
08-31-2017	9.50	0.25[7]	0.47	0.72	(0.28)	(0.39)	(0.67)	9.55	8.13	0.25	0.05	2.74[7]	364	39
08-31-2016	9.61	0.30[7]	0.33	0.63	(0.30)	(0.44)	(0.74)	9.50	6.95	0.23	0.05	3.07[7]	266	20
Class R6
02-28-2021[6]	8.94	0.13[7]	0.44	0.57	(0.22)	(0.42)	(0.64)	8.87	6.45[8]	0.39[9]	—[9]	3.00[7,9]	8,984	15
08-31-2020	8.88	0.22[7]	0.53	0.75	(0.26)	(0.43)	(0.69)	8.94	8.83	0.40	—	2.59[7]	8,496	46
08-31-2019	9.26	0.26[7]	0.13	0.39	(0.30)	(0.47)	(0.77)	8.88	5.09	0.30	—	2.97[7]	8,356	48
08-31-2018	9.56	0.25[7]	0.12	0.37	(0.27)	(0.40)	(0.67)	9.26	3.95	0.25	—	2.69[7]	3,754	20
08-31-2017	9.50	0.22[7]	0.51	0.73	(0.28)	(0.39)	(0.67)	9.56	8.29	0.20	—	2.40[7]	2,044	39
08-31-2016	9.61	0.62[7]	0.01	0.63	(0.30)	(0.44)	(0.74)	9.50	7.01	0.18	—	4.33[7]	67	20
64	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2010 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-28-2021[6]	8.94	0.13[7]	0.44	0.57	(0.22)	(0.42)	(0.64)	8.87	6.40[8]	0.43[9]	0.05[9]	2.92[7,9]	114,588	15
08-31-2020	8.87	0.22[7]	0.54	0.76	(0.26)	(0.43)	(0.69)	8.94	8.90	0.44	0.05	2.56[7]	118,858	46
08-31-2019	9.26	0.27[7]	0.10	0.37	(0.29)	(0.47)	(0.76)	8.87	4.92	0.34	0.05	3.07[7]	134,078	48
08-31-2018	9.56	0.25[7]	0.12	0.37	(0.27)	(0.40)	(0.67)	9.26	3.90	0.29	0.05	2.72[7]	161,261	20
08-31-2017	9.50	0.26[7]	0.47	0.73	(0.28)	(0.39)	(0.67)	9.56	8.24	0.24	0.05	2.83[7]	193,321	39
08-31-2016	9.61	0.29[7]	0.34	0.63	(0.30)	(0.44)	(0.74)	9.50	6.95	0.21	0.05	2.96[7]	233,197	20

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-21. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of less than $0.005, $0.01, $0.02, $0.02, $0.02 and $0.02 per share and 0.09%, 0.09%, 0.17%, 0.23%, 0.24% and 0.17%, for the periods ended 2-28-21, 8-31-20, 8-31-19, 8-31-18, 8-31-17 and 8-31-16, respectively.
[8] Not annualized.
[9] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	65

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, twelve of which are presented in this report (collectively, Multimanager Lifetime Portfolios, or the portfolios and individually, the portfolio). The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objective of each portfolio is to seek high total return through the portfolio’s target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Multimanager 2065 Lifetime Portfolio commenced operations on September 23, 2020.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios' Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
66	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

The following is a summary of the values by input classification of the portfolios' investments as of February 28, 2021, by major security category or type:
	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2065 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$4,391,787	$4,391,787	—	—
Unaffiliated investment companies	150,322	150,322	—	—
U.S. Government and Agency obligations	61,206	—	$61,206	—
Short-term investments	71,712	71,712	—	—
Total investments in securities	$4,675,027	$4,613,821	$61,206	—

Multimanager 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$165,809,027	$165,809,027	—	—
Unaffiliated investment companies	5,684,550	5,684,550	—	—
Common stocks	2,963	—	—	$2,963
U.S. Government and Agency obligations	2,436,993	—	$2,436,993	—
Short-term investments	1,023	1,023	—	—
Total investments in securities	$173,934,556	$171,494,600	$2,436,993	$2,963

Multimanager 2055 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$305,730,024	$305,730,024	—	—
Unaffiliated investment companies	10,485,351	10,485,351	—	—
Common stocks	8,414	—	—	$8,414
U.S. Government and Agency obligations	4,527,684	—	$4,527,684	—
Short-term investments	119,989	119,989	—	—
Total investments in securities	$320,871,462	$316,335,364	$4,527,684	$8,414

Multimanager 2050 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$520,564,348	$520,564,348	—	—
Unaffiliated investment companies	17,739,363	17,739,363	—	—
Common stocks	17,056	—	—	$17,056
U.S. Government and Agency obligations	7,727,699	—	$7,727,699	—
Short-term investments	276,410	276,410	—	—
Total investments in securities	$546,324,876	$538,580,121	$7,727,699	$17,056

Multimanager 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$875,533,082	$875,533,082	—	—
Unaffiliated investment companies	29,624,266	29,624,266	—	—
Common stocks	31,622	—	—	$31,622
U.S. Government and Agency obligations	13,004,480	—	$13,004,480	—
Short-term investments	955,794	955,794	—	—
Total investments in securities	$919,149,244	$906,113,142	$13,004,480	$31,622

Multimanager 2040 Lifetime Portfolio
Investments in securities:
Assets
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	67

	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2040 Lifetime Portfolio (continued)
Affiliated investment companies	$940,791,134	$940,791,134	—	—
Unaffiliated investment companies	35,899,902	35,899,902	—	—
Common stocks	34,740	—	—	$34,740
U.S. Government and Agency obligations	29,787,859	—	$29,787,859	—
Short-term investments	936,008	936,008	—	—
Total investments in securities	$1,007,449,643	$977,627,044	$29,787,859	$34,740

Multimanager 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,105,154,944	$1,105,154,944	—	—
Unaffiliated investment companies	37,750,479	37,750,479	—	—
Common stocks	36,902	—	—	$36,902
U.S. Government and Agency obligations	48,015,015	—	$48,015,015	—
Short-term investments	1,002,042	1,002,042	—	—
Total investments in securities	$1,191,959,382	$1,143,907,465	$48,015,015	$36,902

Multimanager 2030 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,248,910,845	$1,248,910,845	—	—
Unaffiliated investment companies	35,640,540	35,640,540	—	—
Common stocks	41,470	—	—	$41,470
U.S. Government and Agency obligations	69,489,330	—	$69,489,330	—
Short-term investments	1,179,462	1,179,462	—	—
Total investments in securities	$1,355,261,647	$1,285,730,847	$69,489,330	$41,470

Multimanager 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,145,148,982	$1,145,148,982	—	—
Unaffiliated investment companies	27,584,512	27,584,512	—	—
Common stocks	30,004	—	—	$30,004
U.S. Government and Agency obligations	80,683,528	—	$80,683,528	—
Short-term investments	1,308,177	1,308,177	—	—
Total investments in securities	$1,254,755,203	$1,174,041,671	$80,683,528	$30,004

Multimanager 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$683,852,854	$683,852,854	—	—
Unaffiliated investment companies	11,024,415	11,024,415	—	—
Common stocks	13,926	—	—	$13,926
U.S. Government and Agency obligations	51,408,958	—	$51,408,958	—
Short-term investments	955,109	955,109	—	—
Total investments in securities	$747,255,262	$695,832,378	$51,408,958	$13,926

Multimanager 2015 Lifetime Portfolio
Investments in securities:
Assets
68	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2015 Lifetime Portfolio (continued)
Affiliated investment companies	$244,487,036	$244,487,036	—	—
Unaffiliated investment companies	3,138,933	3,138,933	—	—
Common stocks	4,144	—	—	$4,144
U.S. Government and Agency obligations	18,673,294	—	$18,673,294	—
Short-term investments	143,569	143,569	—	—
Total investments in securities	$266,446,976	$247,769,538	$18,673,294	$4,144

Multimanager 2010 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$157,339,319	$157,339,319	—	—
Unaffiliated investment companies	1,785,380	1,785,380	—	—
Common stocks	1,987	—	—	$1,987
U.S. Government and Agency obligations	13,201,976	—	$13,201,976	—
Short-term investments	50,055	50,055	—	—
Total investments in securities	$172,378,717	$159,174,754	$13,201,976	$1,987
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	69

Line of credit. The portfolios, with the exception of Multimanager 2065 Lifetime Portfolio, and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating portfolio paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended February 28, 2021, the portfolios had no borrowings under the line of credit.
Commitment fees, including upfront fees, for the six months ended February 28, 2021 were as follows:
Portfolio	Commitment fee
Multimanager 2060 Lifetime Portfolio	$2,185
Multimanager 2055 Lifetime Portfolio	2,424
Multimanager 2050 Lifetime Portfolio	2,793
Multimanager 2045 Lifetime Portfolio	3,406
Multimanager 2040 Lifetime Portfolio	3,562
Multimanager 2035 Lifetime Portfolio	3,944
Multimanager 2030 Lifetime Portfolio	4,293
Multimanager 2025 Lifetime Portfolio	4,239
Multimanager 2020 Lifetime Portfolio	3,405
Multimanager 2015 Lifetime Portfolio	2,492
Multimanager 2010 Lifetime Portfolio	2,306
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2020, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 28, 2021, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager 2065 Lifetime Portfolio	$4,544,635	$152,227	$(21,835)	$130,392
Multimanager 2060 Lifetime Portfolio	149,359,534	24,950,540	(375,518)	24,575,022
Multimanager 2055 Lifetime Portfolio	275,445,829	46,013,123	(587,490)	45,425,633
Multimanager 2050 Lifetime Portfolio	455,779,946	91,470,414	(925,484)	90,544,930
Multimanager 2045 Lifetime Portfolio	695,543,748	225,088,837	(1,483,341)	223,605,496
Multimanager 2040 Lifetime Portfolio	776,760,142	233,594,587	(2,905,086)	230,689,501
Multimanager 2035 Lifetime Portfolio	937,599,830	258,816,835	(4,457,283)	254,359,552
Multimanager 2030 Lifetime Portfolio	1,092,727,565	268,644,672	(6,110,590)	262,534,082
Multimanager 2025 Lifetime Portfolio	1,044,380,258	215,959,283	(5,584,338)	210,374,945
Multimanager 2020 Lifetime Portfolio	647,285,079	103,014,315	(3,044,132)	99,970,183
Multimanager 2015 Lifetime Portfolio	235,539,867	31,824,423	(917,314)	30,907,109
Multimanager 2010 Lifetime Portfolio	156,450,568	16,529,687	(601,538)	15,928,149
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
70	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes. The final determination of tax characteristics of the portfolio's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%
Expense reimbursements. The Advisor has contractually agreed to reduce its management fees or if, necessary make payment to the portfolio in an amount by which certain expenses including underlying fund expenses (acquired fund fees), exceed the amount indicated below of the respective portfolio’s average net assets. This expense limitation agreement expires on December 31, 2021, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Portfolio	Expense limitation as a percentage of average net assets
Multimanager 2065 Lifetime Portfolio	0.58%
Multimanager 2060 Lifetime Portfolio	0.58%
Multimanager 2055 Lifetime Portfolio	0.59%
Multimanager 2050 Lifetime Portfolio	0.60%
Multimanager 2045 Lifetime Portfolio	0.58%
Multimanager 2040 Lifetime Portfolio	0.58%
Portfolio	Expense limitation as a percentage of average net assets
Multimanager 2035 Lifetime Portfolio	0.59%
Multimanager 2030 Lifetime Portfolio	0.57%
Multimanager 2025 Lifetime Portfolio	0.56%
Multimanager 2020 Lifetime Portfolio	0.54%
Multimanager 2015 Lifetime Portfolio	0.52%
Multimanager 2010 Lifetime Portfolio	0.50%

For Multimanager 2065 Lifetime Portfolio prior to January 1, 2021, the Advisor had contractually agreed to waive its management fees and/or reimburse certain expenses including underlying fund expenses to reduce the total annual portfolio operating expenses to the extent the portfolio exceeded 0.68% of average net assets.
Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios’ investments in underlying funds. Amounts received in excess of portfolio level operating expenses, if any, are included as Other income received from advisor in the Statements of operations.
Prior to December 31, 2020, the Advisor had contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of each portfolio to the extent they exceeded 0.00% of average net assets attributable to Class R6 shares.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	71

Additionally, the Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average daily net assets and 0.50% of the portfolio’s average daily net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
For the six months ended February 28, 2021, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Total
Multimanager 2065 Lifetime Portfolio	$10,804	$6,072	—	$6,072	—	$6,072	$6,073	$6,073	$56,123	$97,289
Multimanager 2060 Lifetime Portfolio	12,106	90	$30	656	$106	146	581	7,177	228,783	249,675
Multimanager 2055 Lifetime Portfolio	34,174	90	58	1,454	63	64	852	14,523	317,471	368,749
Multimanager 2050 Lifetime Portfolio	86,779	56	460	4,159	346	1,326	634	28,424	433,749	555,933
Multimanager 2045 Lifetime Portfolio	145,279	196	532	5,879	288	200	2,395	41,206	669,841	865,816
Multimanager 2040 Lifetime Portfolio	178,685	759	856	4,882	322	326	1,413	44,494	754,227	985,964
Multimanager 2035 Lifetime Portfolio	216,137	45	1,442	8,949	485	115	2,534	54,591	933,047	1,217,345
Multimanager 2030 Lifetime Portfolio	265,409	1,259	1,325	9,439	449	670	4,027	62,486	1,083,785	1,428,849
Multimanager 2025 Lifetime Portfolio	269,055	3,549	974	11,723	722	611	3,751	61,070	1,095,933	1,447,388
Multimanager 2020 Lifetime Portfolio	274,437	511	1,498	7,112	473	456	8,470	38,322	675,255	1,006,534
Multimanager 2015 Lifetime Portfolio	166,346	1,383	686	3,274	437	21	358	19,277	249,191	440,973
Multimanager 2010 Lifetime Portfolio	87,006	1,062	173	1,313	41	107	1,015	17,117	223,860	331,694
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2021, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multimanager 2065 Lifetime Portfolio	0.00%
Multimanager 2060 Lifetime Portfolio	0.00%
Multimanager 2055 Lifetime Portfolio	0.00%
Multimanager 2050 Lifetime Portfolio	0.00%
Multimanager 2045 Lifetime Portfolio	0.00%
Multimanager 2040 Lifetime Portfolio	0.00%
Portfolio	Net Annual Effective Rate
Multimanager 2035 Lifetime Portfolio	0.00%
Multimanager 2030 Lifetime Portfolio	0.00%
Multimanager 2025 Lifetime Portfolio	0.00%
Multimanager 2020 Lifetime Portfolio	0.00%
Multimanager 2015 Lifetime Portfolio	0.00%
Multimanager 2010 Lifetime Portfolio	0.00%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2021, amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—
Class R1 and Class R3 were redesignated during the period. Refer to Note 5 for further details.
The portfolios' Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2021, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended February 28, 2021:
72	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Class R4
Multimanager 2065 Lifetime Portfolio	$25
Multimanager 2060 Lifetime Portfolio	46
Multimanager 2055 Lifetime Portfolio	25
Multimanager 2050 Lifetime Portfolio	605
Multimanager 2045 Lifetime Portfolio	99
Multimanager 2040 Lifetime Portfolio	155
Portfolio	Class R4
Multimanager 2035 Lifetime Portfolio	$53
Multimanager 2030 Lifetime Portfolio	304
Multimanager 2025 Lifetime Portfolio	257
Multimanager 2020 Lifetime Portfolio	166
Multimanager 2015 Lifetime Portfolio	6
Multimanager 2010 Lifetime Portfolio	28
Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the six months ended February 28, 2021:
	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Total sales charges	—	$3,047	$2,632	$3,672	$9,458	$8,908	$8,410	$11,496	$10,085	$26,557	$5,320	$2,867
Retained for printing prospectus, advertising and sales literature	—	497	413	557	1,366	1,303	1,340	1,794	1,482	4,803	643	486
Sales commission to unrelated broker-dealers	—	2,550	2,219	3,115	8,092	7,605	7,070	9,702	8,603	21,754	4,677	2,381
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2021, CDSCs received by the Distributor for Class A shares were as follows:
Portfolio	Class A
Multimanager 2035 Lifetime Portfolio	$1,154
Multimanager 2025 Lifetime Portfolio	582
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2021 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2065 Lifetime Portfolio	Class A	$137	$52
	Class I	—	28
	Class R2	63	2
	Class R4	62	3
	Class R5	—	3
	Class R6	—	3
	Class 1	306	—
	Total	$568	$91
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	73

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2060 Lifetime Portfolio	Class A	$11,313	$4,290
	Class I	—	32
	Class R1	46	1
	Class R2	867	21
	Class R3	180	3
	Class R4	114	5
	Class R5	90	18
	Class R6	—	225
	Class 1	35,633	—
	Total	$48,243	$4,595
Multimanager 2055 Lifetime Portfolio	Class A	$40,601	$15,355
	Class I	—	40
	Class R1	153	2
	Class R2	2,819	59
	Class R3	145	2
	Class R4	63	3
	Class R5	166	34
	Class R6	—	575
	Class 1	62,856	—
	Total	$106,803	$16,070
Multimanager 2050 Lifetime Portfolio	Class A	$118,876	$44,950
	Class I	—	29
	Class R1	1,484	20
	Class R2	9,356	194
	Class R3	959	15
	Class R4	2,087	62
	Class R5	141	28
	Class R6	—	1,294
	Class 1	99,049	—
	Total	$231,952	$46,592
Multimanager 2045 Lifetime Portfolio	Class A	$216,653	$81,911
	Class I	—	109
	Class R1	2,007	26
	Class R2	14,336	298
	Class R3	887	14
	Class R4	333	10
	Class R5	591	122
	Class R6	—	2,038
	Class 1	166,675	—
	Total	$401,482	$84,528
Multimanager 2040 Lifetime Portfolio	Class A	$255,340	$96,552
	Class I	—	410
	Class R1	3,174	40
	Class R2	11,231	236
	Class R3	942	15
	Class R4	543	16
	Class R5	326	66
	Class R6	—	2,108
	Class 1	179,728	—
	Total	$451,284	$99,443
74	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2035 Lifetime Portfolio	Class A	$302,246	$114,296
	Class I	—	23
	Class R1	5,169	67
	Class R2	20,288	425
	Class R3	1,371	21
	Class R4	177	6
	Class R5	570	116
	Class R6	—	2,535
	Class 1	217,760	—
	Total	$547,581	$117,489
Multimanager 2030 Lifetime Portfolio	Class A	$360,910	$136,478
	Class I	—	653
	Class R1	4,562	60
	Class R2	20,859	435
	Class R3	1,247	20
	Class R4	1,056	31
	Class R5	886	178
	Class R6	—	2,824
	Class 1	245,964	—
	Total	$635,484	$140,679
Multimanager 2025 Lifetime Portfolio	Class A	$339,425	$128,367
	Class I	—	1,682
	Class R1	3,200	41
	Class R2	24,053	503
	Class R3	1,897	29
	Class R4	838	26
	Class R5	771	157
	Class R6	—	2,566
	Class 1	230,719	—
	Total	$600,903	$133,371
Multimanager 2020 Lifetime Portfolio	Class A	$303,798	$114,911
	Class I	—	216
	Class R1	4,243	55
	Class R2	12,456	267
	Class R3	1,103	17
	Class R4	578	17
	Class R5	1,545	314
	Class R6	—	1,419
	Class 1	124,720	—
	Total	$448,443	$117,216
Multimanager 2015 Lifetime Portfolio	Class A	$149,655	$56,618
	Class I	—	471
	Class R1	1,528	20
	Class R2	4,717	100
	Class R3	808	12
	Class R4	21	1
	Class R5	54	11
	Class R6	—	581
	Class 1	37,383	—
	Total	$194,166	$57,814
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	75

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2010 Lifetime Portfolio	Class A	$68,263	$25,828
	Class I	—	315
	Class R1	278	4
	Class R2	1,598	35
	Class R3	68	1
	Class R4	99	3
	Class R5	126	25
	Class R6	—	453
	Class 1	29,296	—
	Total	$99,728	$26,664
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios' shares for the six months ended February 28, 2021 and for the year ended August 31, 2020 were as follows:
Multimanager 2065 Lifetime Portfolio	Period ended 2-28-21[1]
	Shares	Amount
Class A shares
Sold	10,973	$114,916
Distributions reinvested	35	407
Repurchased	(407)	(5,060)
Net increase	10,601	$110,263
Class I shares
Sold	5,000	$50,000
Net increase	5,000	$50,000
Class R2 shares
Sold	5,000	$50,000
Net increase	5,000	$50,000
Class R4 shares
Sold	5,000	$50,000
Net increase	5,000	$50,000
Class R5 shares
Sold	5,000	$50,000
Net increase	5,000	$50,000
Class R6 shares
Sold	5,000	$50,000
Net increase	5,000	$50,000
Class 1 shares
Sold	338,865	$4,042,373
Distributions reinvested	1,501	17,640
Net increase	340,366	$4,060,013
Total net increase	375,967	$4,420,276

[1]	Period from 9-23-20 (commencement of operations) to 2-28-21.

76	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2060 Lifetime Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	243,624	$3,290,966	446,091	$5,221,697
Distributions reinvested	19,923	281,516	13,812	170,164
Repurchased	(77,105)	(1,078,040)	(229,441)	(2,660,047)
Net increase	186,442	$2,494,442	230,462	$2,731,814
Class I shares
Sold	—	—	152	$1,634
Distributions reinvested	6	$77	2	22
Net increase	6	$77	154	$1,656
Class R1 shares
Sold	48	$618	2,017	$24,081
Repurchased	(4,900)	(64,790)	(1,084)	(12,348)
Net increase (decrease)	(4,852)	$(64,172)	933	$11,733
Class R2 shares
Sold	32,914	$441,005	3,929	$47,347
Distributions reinvested	1,073	15,168	297	3,653
Repurchased	(13,670)	(195,606)	(323)	(3,691)
Net increase	20,317	$260,567	3,903	$47,309
Class R3 shares
Sold	1,214	$15,378	12,804	$151,864
Distributions reinvested	—	—	710	8,752
Repurchased	(23,417)	(309,439)	(4,214)	(52,176)
Net increase (decrease)	(22,203)	$(294,061)	9,300	$108,440
Class R4 shares
Sold	2,904	$41,688	963	$11,893
Distributions reinvested	136	1,920	75	929
Repurchased	(647)	(9,182)	(54)	(641)
Net increase	2,393	$34,426	984	$12,181
Class R5 shares
Sold	6,670	$94,734	19,584	$215,475
Distributions reinvested	1,015	14,351	1,070	13,186
Repurchased	(13,427)	(187,743)	(5,730)	(69,608)
Net increase (decrease)	(5,742)	$(78,658)	14,924	$159,053
Class R6 shares
Sold	97,936	$1,365,592	267,943	$3,142,315
Distributions reinvested	13,737	194,512	10,335	127,425
Repurchased	(90,001)	(1,305,565)	(124,514)	(1,426,545)
Net increase	21,672	$254,539	153,764	$1,843,195
Class 1 shares
Sold	1,200,201	$16,646,954	3,207,220	$37,757,610
Distributions reinvested	403,152	5,704,598	479,614	5,913,640
Repurchased	(556,035)	(7,769,224)	(601,550)	(7,306,416)
Net increase	1,047,318	$14,582,328	3,085,284	$36,364,834
Total net increase	1,245,351	$17,189,488	3,499,708	$41,280,215

SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	77

Multimanager 2055 Lifetime Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	483,568	$5,935,329	1,198,815	$12,658,830
Distributions reinvested	90,518	1,136,903	121,085	1,331,932
Repurchased	(217,508)	(2,688,641)	(581,438)	(6,151,046)
Net increase	356,578	$4,383,591	738,462	$7,839,716
Class I shares
Sold	269	$3,262	633	$6,408
Distributions reinvested	69	867	113	1,239
Repurchased	(416)	(4,853)	(108)	(1,058)
Net increase (decrease)	(78)	$(724)	638	$6,589
Class R1 shares
Sold	289	$3,351	10,848	$115,223
Repurchased	(14,112)	(166,418)	(1,121)	(11,911)
Net increase (decrease)	(13,823)	$(163,067)	9,727	$103,312
Class R2 shares
Sold	44,756	$537,189	15,127	$160,606
Distributions reinvested	3,980	49,954	4,897	53,863
Repurchased	(16,630)	(208,899)	(6,778)	(69,119)
Net increase	32,106	$378,244	13,246	$145,350
Class R3 shares
Sold	1,082	$12,233	11,156	$118,374
Distributions reinvested	—	—	1,019	11,204
Repurchased	(20,055)	(236,400)	(3,082)	(32,469)
Net increase (decrease)	(18,973)	$(224,167)	9,093	$97,109
Class R5 shares
Sold	67,673	$841,461	8,596	$92,875
Distributions reinvested	3,309	41,625	974	10,728
Repurchased	(4,271)	(55,542)	(1,932)	(21,476)
Net increase	66,711	$827,544	7,638	$82,127
Class R6 shares
Sold	220,537	$2,750,578	440,420	$4,696,166
Distributions reinvested	41,959	527,845	52,497	577,988
Repurchased	(178,355)	(2,270,489)	(139,257)	(1,512,531)
Net increase	84,141	$1,007,934	353,660	$3,761,623
Class 1 shares
Sold	1,142,812	$14,205,549	3,248,327	$34,240,330
Distributions reinvested	885,726	11,133,580	1,521,984	16,757,049
Repurchased	(1,037,033)	(12,840,043)	(1,917,316)	(20,833,979)
Net increase	991,505	$12,499,086	2,852,995	$30,163,400
Total net increase	1,498,167	$18,708,441	3,985,459	$42,199,226

Multimanager 2050 Lifetime Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	740,030	$9,708,246	1,875,517	$21,382,712
Distributions reinvested	270,767	3,614,737	454,042	5,334,995
Repurchased	(572,851)	(7,542,850)	(1,169,056)	(13,266,283)
Net increase	437,946	$5,780,133	1,160,503	$13,451,424
78	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2050 Lifetime Portfolio , Cont'd	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class I shares
Sold	594	$8,544	14,673	$177,675
Distributions reinvested	11	142	137	1,615
Repurchased	(1,385)	(17,539)	(14,277)	(179,038)
Net increase (decrease)	(780)	$(8,853)	533	$252
Class R1 shares
Sold	3,874	$47,503	61,796	$702,425
Distributions reinvested	—	—	7,094	83,281
Repurchased	(117,590)	(1,480,729)	(74,504)	(838,183)
Net decrease	(113,716)	$(1,433,226)	(5,614)	$(52,477)
Class R2 shares
Sold	257,292	$3,272,070	37,258	$428,230
Distributions reinvested	14,745	196,846	8,305	97,669
Repurchased	(23,195)	(312,095)	(45,466)	(530,584)
Net increase (decrease)	248,842	$3,156,821	97	$(4,685)
Class R3 shares
Sold	1,918	$23,286	31,824	$359,244
Distributions reinvested	—	—	8,065	94,678
Repurchased	(119,127)	(1,500,847)	(9,615)	(112,820)
Net increase (decrease)	(117,209)	$(1,477,561)	30,274	$341,102
Class R4 shares
Sold	13,921	$181,398	19,442	$228,939
Distributions reinvested	4,440	59,273	7,156	84,086
Repurchased	(11,379)	(156,127)	(7,472)	(87,541)
Net increase	6,982	$84,544	19,126	$225,484
Class R5 shares
Sold	73,372	$971,452	1,352	$15,483
Distributions reinvested	3,357	44,879	315	3,709
Repurchased	(10,833)	(151,223)	(2,236)	(21,062)
Net increase (decrease)	65,896	$865,108	(569)	$(1,870)
Class R6 shares
Sold	247,021	$3,256,325	708,633	$8,171,760
Distributions reinvested	92,985	1,244,142	134,377	1,580,269
Repurchased	(252,490)	(3,386,239)	(306,332)	(3,490,637)
Net increase	87,516	$1,114,228	536,678	$6,261,392
Class 1 shares
Sold	1,011,278	$13,397,914	3,074,673	$34,697,436
Distributions reinvested	1,431,170	19,120,433	2,642,487	31,049,227
Repurchased	(2,034,817)	(26,880,292)	(3,811,486)	(44,081,523)
Net increase	407,631	$5,638,055	1,905,674	$21,665,140
Total net increase	1,023,108	$13,719,249	3,646,702	$41,885,762

SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	79

Multimanager 2045 Lifetime Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,422,795	$16,735,913	2,890,843	$29,425,524
Distributions reinvested	654,149	7,764,745	1,170,669	12,338,856
Repurchased	(1,071,230)	(12,707,634)	(1,990,904)	(20,188,480)
Net increase	1,005,714	$11,793,024	2,070,608	$21,575,900
Class I shares
Sold	7,852	$89,195	8,064	$86,855
Distributions reinvested	666	7,958	1,605	16,995
Repurchased	(5,775)	(64,348)	(12,907)	(127,595)
Net increase (decrease)	2,743	$32,805	(3,238)	$(23,745)
Class R1 shares
Sold	6,627	$71,964	60,917	$622,567
Distributions reinvested	—	—	12,814	134,808
Repurchased	(170,489)	(1,923,599)	(70,504)	(719,977)
Net increase (decrease)	(163,862)	$(1,851,635)	3,227	$37,398
Class R2 shares
Sold	350,559	$4,042,924	47,399	$486,816
Distributions reinvested	29,384	350,545	26,788	283,683
Repurchased	(85,326)	(1,039,806)	(39,183)	(416,384)
Net increase	294,617	$3,353,663	35,004	$354,115
Class R3 shares
Sold	3,072	$33,385	38,402	$391,671
Distributions reinvested	—	—	11,573	121,869
Repurchased	(126,030)	(1,420,722)	(19,287)	(186,489)
Net increase (decrease)	(122,958)	$(1,387,337)	30,688	$327,051
Class R4 shares
Sold	957	$11,379	7,543	$74,886
Distributions reinvested	928	11,048	1,442	15,224
Repurchased	(29)	(333)	(9,061)	(97,597)
Net increase (decrease)	1,856	$22,094	(76)	$(7,487)
Class R5 shares
Sold	85,425	$1,029,454	40,355	$428,006
Distributions reinvested	12,566	150,545	17,051	181,085
Repurchased	(63,860)	(783,930)	(19,241)	(205,046)
Net increase	34,131	$396,069	38,165	$404,045
Class R6 shares
Sold	368,188	$4,322,718	974,605	$10,154,490
Distributions reinvested	189,410	2,263,444	317,877	3,366,323
Repurchased	(709,529)	(8,545,506)	(611,034)	(6,341,785)
Net increase (decrease)	(151,931)	$(1,959,344)	681,448	$7,179,028
Class 1 shares
Sold	1,547,895	$18,373,527	2,962,461	$30,952,747
Distributions reinvested	3,157,563	37,764,451	6,456,008	68,433,681
Repurchased	(4,071,097)	(48,502,544)	(8,665,285)	(91,504,156)
Net increase	634,361	$7,635,434	753,184	$7,882,272
Total net increase	1,534,671	$18,034,773	3,609,010	$37,728,577

80	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2040 Lifetime Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,508,867	$18,112,310	3,349,446	$35,220,268
Distributions reinvested	778,626	9,413,582	1,332,640	14,365,855
Repurchased	(1,364,177)	(16,395,125)	(2,514,093)	(26,064,111)
Net increase	923,316	$11,130,767	2,167,993	$23,522,012
Class I shares
Sold	15,113	$180,871	52,934	$543,932
Distributions reinvested	2,804	34,094	4,210	45,642
Repurchased	(8,282)	(97,074)	(31,125)	(332,899)
Net increase	9,635	$117,891	26,019	$256,675
Class R1 shares
Sold	9,521	$106,956	101,590	$1,059,313
Distributions reinvested	—	—	20,153	216,844
Repurchased	(252,913)	(2,917,263)	(110,155)	(1,152,964)
Net increase (decrease)	(243,392)	$(2,810,307)	11,588	$123,193
Class R2 shares
Sold	434,764	$5,109,771	23,139	$246,053
Distributions reinvested	25,151	305,079	10,114	109,429
Repurchased	(29,265)	(358,208)	(27,368)	(279,441)
Net increase	430,650	$5,056,642	5,885	$76,041
Class R3 shares
Sold	2,891	$32,129	30,594	$320,559
Distributions reinvested	—	—	12,798	137,448
Repurchased	(129,632)	(1,494,206)	(24,786)	(257,418)
Net increase (decrease)	(126,741)	$(1,462,077)	18,606	$200,589
Class R4 shares
Sold	2,722	$32,432	4,602	$49,778
Distributions reinvested	1,506	18,206	2,461	26,526
Repurchased	(156)	(1,807)	(3,627)	(40,423)
Net increase	4,072	$48,831	3,436	$35,881
Class R5 shares
Sold	151,498	$1,847,386	9,367	$97,518
Distributions reinvested	9,176	111,764	2,179	23,647
Repurchased	(22,175)	(278,802)	(774)	(7,904)
Net increase	138,499	$1,680,348	10,772	$113,261
Class R6 shares
Sold	486,551	$5,881,350	1,126,678	$12,011,832
Distributions reinvested	207,703	2,521,517	306,736	3,318,881
Repurchased	(565,860)	(6,927,547)	(749,549)	(7,639,665)
Net increase	128,394	$1,475,320	683,865	$7,691,048
Class 1 shares
Sold	1,648,131	$20,138,801	3,210,065	$34,410,410
Distributions reinvested	3,436,597	41,789,015	6,584,586	71,311,067
Repurchased	(3,716,847)	(45,025,491)	(9,933,553)	(106,351,345)
Net increase (decrease)	1,367,881	$16,902,325	(138,902)	$(629,868)
Total net increase	2,632,314	$32,139,740	2,789,262	$31,388,832

SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	81

Multimanager 2035 Lifetime Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,021,009	$24,062,361	4,253,352	$44,464,242
Distributions reinvested	977,844	11,587,450	1,540,333	16,466,157
Repurchased	(1,528,212)	(18,124,581)	(2,699,328)	(27,877,103)
Net increase	1,470,641	$17,525,230	3,094,357	$33,053,296
Class I shares
Sold	5,088	$63,880	4,730	$50,148
Distributions reinvested	98	1,160	34	366
Repurchased	(6)	(67)	(3,557)	(36,666)
Net increase	5,180	$64,973	1,207	$13,848
Class R1 shares
Sold	4,368	$48,822	108,421	$1,142,539
Distributions reinvested	—	—	35,459	377,993
Repurchased	(421,389)	(4,798,270)	(111,626)	(1,156,824)
Net increase (decrease)	(417,021)	$(4,749,448)	32,254	$363,708
Class R2 shares
Sold	623,555	$7,209,236	76,954	$853,115
Distributions reinvested	48,160	573,583	25,896	278,387
Repurchased	(87,335)	(1,063,987)	(19,068)	(200,934)
Net increase	584,380	$6,718,832	83,782	$930,568
Class R3 shares
Sold	19,850	$219,239	63,728	$689,480
Distributions reinvested	—	—	21,647	231,188
Repurchased	(203,629)	(2,329,184)	(62,918)	(632,541)
Net increase (decrease)	(183,779)	$(2,109,945)	22,457	$288,127
Class R4 shares
Sold	1,805	$21,674	2,279	$24,394
Distributions reinvested	547	6,506	963	10,334
Repurchased	(16)	(194)	(3,178)	(33,783)
Net increase	2,336	$27,986	64	$945
Class R5 shares
Sold	304,802	$3,663,541	16,375	$176,356
Distributions reinvested	18,369	219,137	3,270	35,148
Repurchased	(46,621)	(577,677)	(23,398)	(231,026)
Net increase (decrease)	276,550	$3,305,001	(3,753)	$(19,522)
Class R6 shares
Sold	609,973	$7,328,414	1,489,753	$15,943,265
Distributions reinvested	264,335	3,148,230	333,656	3,583,461
Repurchased	(863,804)	(10,470,731)	(656,811)	(6,792,422)
Net increase	10,504	$5,913	1,166,598	$12,734,304
Class 1 shares
Sold	1,722,215	$20,789,612	3,293,294	$34,541,856
Distributions reinvested	4,386,806	52,334,600	8,219,091	88,355,228
Repurchased	(6,706,838)	(80,122,144)	(12,286,063)	(129,772,840)
Net decrease	(597,817)	$(6,997,932)	(773,678)	$(6,875,756)
Total net increase	1,150,974	$13,790,610	3,623,288	$40,489,518

82	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2030 Lifetime Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,366,463	$27,153,681	4,548,969	$46,533,330
Distributions reinvested	1,199,045	13,729,066	1,776,722	18,531,215
Repurchased	(1,827,054)	(20,874,058)	(3,052,065)	(30,588,023)
Net increase	1,738,454	$20,008,689	3,273,626	$34,476,522
Class I shares
Sold	6,822	$80,771	83,519	$789,656
Distributions reinvested	6,741	76,843	7,880	81,872
Repurchased	(45,741)	(521,437)	(61,519)	(586,828)
Net increase (decrease)	(32,178)	$(363,823)	29,880	$284,700
Class R1 shares
Sold	5,380	$58,399	112,173	$1,170,973
Distributions reinvested	—	—	33,738	349,863
Repurchased	(387,361)	(4,277,434)	(111,408)	(1,163,620)
Net increase (decrease)	(381,981)	$(4,219,035)	34,503	$357,216
Class R2 shares
Sold	648,442	$7,215,771	45,757	$488,549
Distributions reinvested	49,952	567,458	26,991	279,629
Repurchased	(27,477)	(321,825)	(32,375)	(336,890)
Net increase	670,917	$7,461,404	40,373	$431,288
Class R3 shares
Sold	18,562	$199,314	103,997	$1,079,797
Distributions reinvested	—	—	16,999	176,447
Repurchased	(188,453)	(2,089,343)	(74,081)	(746,169)
Net increase (decrease)	(169,891)	$(1,890,029)	46,915	$510,075
Class R4 shares
Sold	3,702	$41,864	8,580	$90,442
Distributions reinvested	3,198	36,422	4,979	51,636
Repurchased	(11)	(130)	(5,868)	(54,470)
Net increase	6,889	$78,156	7,691	$87,608
Class R5 shares
Sold	422,523	$4,860,228	21,238	$223,726
Distributions reinvested	27,878	317,529	10,439	108,251
Repurchased	(13,378)	(156,044)	(53,379)	(549,301)
Net increase (decrease)	437,023	$5,021,713	(21,702)	$(217,324)
Class R6 shares
Sold	564,635	$6,419,218	1,756,490	$18,498,584
Distributions reinvested	296,890	3,381,582	401,860	4,167,293
Repurchased	(978,084)	(11,278,782)	(987,825)	(10,101,929)
Net increase (decrease)	(116,559)	$(1,477,982)	1,170,525	$12,563,948
Class 1 shares
Sold	2,109,836	$24,572,376	4,251,697	$43,876,128
Distributions reinvested	5,188,063	59,143,922	9,245,992	95,973,396
Repurchased	(8,131,502)	(92,194,608)	(16,303,591)	(167,659,086)
Net decrease	(833,603)	$(8,478,310)	(2,805,902)	$(27,809,562)
Total net increase	1,319,071	$16,140,783	1,775,909	$20,684,471

SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	83

Multimanager 2025 Lifetime Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,749,519	$30,556,580	4,933,429	$49,695,413
Distributions reinvested	1,226,159	13,500,012	1,654,392	16,858,255
Repurchased	(2,264,212)	(25,079,850)	(4,065,753)	(40,630,001)
Net increase	1,711,466	$18,976,742	2,522,068	$25,923,667
Class I shares
Sold	96,088	$1,040,289	136,819	$1,387,858
Distributions reinvested	18,020	197,323	11,785	119,504
Repurchased	(5,112)	(56,813)	(98,191)	(988,959)
Net increase	108,996	$1,180,799	50,413	$518,403
Class R1 shares
Sold	2,272	$24,061	93,539	$935,418
Distributions reinvested	—	—	22,559	228,525
Repurchased	(271,291)	(2,909,070)	(243,050)	(2,430,563)
Net decrease	(269,019)	$(2,885,009)	(126,952)	$(1,266,620)
Class R2 shares
Sold	650,247	$7,028,641	198,261	$2,009,872
Distributions reinvested	62,207	679,300	40,115	405,967
Repurchased	(71,940)	(814,722)	(204,614)	(1,799,249)
Net increase	640,514	$6,893,219	33,762	$616,590
Class R3 shares
Sold	2,652	$27,849	56,043	$569,018
Distributions reinvested	—	—	23,895	242,056
Repurchased	(270,852)	(2,915,528)	(58,640)	(587,133)
Net increase (decrease)	(268,200)	$(2,887,679)	21,298	$223,941
Class R4 shares
Sold	1,319	$14,585	6,584	$66,128
Distributions reinvested	2,880	31,560	6,559	66,576
Repurchased	(69)	(765)	(38,499)	(400,872)
Net increase (decrease)	4,130	$45,380	(25,356)	$(268,168)
Class R5 shares
Sold	347,029	$3,877,918	22,279	$226,034
Distributions reinvested	24,631	269,460	13,242	134,006
Repurchased	(59,047)	(667,865)	(48,185)	(481,962)
Net increase (decrease)	312,613	$3,479,513	(12,664)	$(121,922)
Class R6 shares
Sold	560,264	$6,190,050	2,116,373	$21,427,935
Distributions reinvested	273,816	2,992,811	336,424	3,401,244
Repurchased	(762,317)	(8,366,004)	(1,634,091)	(16,076,638)
Net increase	71,763	$816,857	818,706	$8,752,541
Class 1 shares
Sold	1,970,276	$21,841,794	2,857,183	$29,398,580
Distributions reinvested	5,235,289	57,274,064	8,964,882	90,814,254
Repurchased	(9,782,803)	(106,821,198)	(19,315,440)	(191,892,428)
Net decrease	(2,577,238)	$(27,705,340)	(7,493,375)	$(71,679,594)
Total net decrease	(264,975)	$(2,085,518)	(4,212,100)	$(37,301,162)

84	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2020 Lifetime Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,254,379	$22,956,419	4,907,844	$47,088,534
Distributions reinvested	1,434,126	14,384,286	1,645,149	15,744,080
Repurchased	(1,731,985)	(17,614,761)	(4,639,778)	(43,567,314)
Net increase	1,956,520	$19,725,944	1,913,215	$19,265,300
Class I shares
Sold	21,487	$215,827	54,135	$507,064
Distributions reinvested	977	9,796	1,794	17,153
Repurchased	(39,364)	(394,642)	(31,770)	(308,333)
Net increase (decrease)	(16,900)	$(169,019)	24,159	$215,884
Class R1 shares
Sold	3,846	$38,130	57,503	$546,103
Distributions reinvested	—	—	42,251	402,652
Repurchased	(387,432)	(3,879,312)	(196,289)	(1,882,817)
Net decrease	(383,586)	$(3,841,182)	(96,535)	$(934,062)
Class R2 shares
Sold	571,222	$5,732,769	26,023	$237,780
Distributions reinvested	47,199	470,577	9,015	85,819
Repurchased	(146,911)	(1,500,294)	(45,253)	(426,921)
Net increase (decrease)	471,510	$4,703,052	(10,215)	$(103,322)
Class R3 shares
Sold	1,578	$15,622	23,000	$217,996
Distributions reinvested	—	—	16,154	154,111
Repurchased	(165,809)	(1,666,041)	(74,608)	(716,712)
Net decrease	(164,231)	$(1,650,419)	(35,454)	$(344,605)
Class R4 shares
Sold	34,312	$358,331	9,464	$93,186
Distributions reinvested	3,525	35,142	2,045	19,449
Repurchased	(830)	(8,495)	(21,341)	(200,571)
Net increase (decrease)	37,007	$384,978	(9,832)	$(87,936)
Class R5 shares
Sold	411,766	$4,268,545	62,103	$575,796
Distributions reinvested	59,476	594,756	37,714	359,787
Repurchased	(105,377)	(1,069,538)	(89,187)	(855,473)
Net increase	365,865	$3,793,763	10,630	$80,110
Class R6 shares
Sold	475,906	$4,852,606	1,076,320	$10,361,702
Distributions reinvested	214,917	2,144,875	282,261	2,687,124
Repurchased	(1,106,784)	(11,167,254)	(1,359,160)	(12,719,700)
Net increase (decrease)	(415,961)	$(4,169,773)	(579)	$329,126
Class 1 shares
Sold	872,152	$8,826,466	1,415,914	$13,716,179
Distributions reinvested	3,659,382	36,593,816	5,469,313	52,177,245
Repurchased	(6,382,758)	(64,916,855)	(16,064,264)	(152,001,961)
Net decrease	(1,851,224)	$(19,496,573)	(9,179,037)	$(86,108,537)
Total net decrease	(1,000)	$(719,229)	(7,383,648)	$(67,688,042)

SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	85

Multimanager 2015 Lifetime Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	788,825	$7,289,325	2,251,920	$19,512,692
Distributions reinvested	804,235	7,262,242	918,890	8,049,479
Repurchased	(874,567)	(8,047,241)	(2,557,875)	(22,088,597)
Net increase	718,493	$6,504,326	612,935	$5,473,574
Class I shares
Sold	—	—	15,443	$140,375
Distributions reinvested	6,979	$62,949	8,208	71,736
Repurchased	(3,393)	(30,770)	(7,278)	(65,729)
Net increase	3,586	$32,179	16,373	$146,382
Class R1 shares
Sold	1,174	$10,638	17,356	$149,867
Distributions reinvested	—	—	13,369	116,715
Repurchased	(163,414)	(1,487,671)	(30,498)	(256,419)
Net increase (decrease)	(162,240)	$(1,477,033)	227	$10,163
Class R2 shares
Sold	287,530	$2,619,992	14,886	$112,249
Distributions reinvested	20,595	184,737	336	2,926
Repurchased	(32,522)	(296,168)	(840)	(7,196)
Net increase	275,603	$2,508,561	14,382	$107,979
Class R3 shares
Sold	381	$3,420	42,441	$379,119
Distributions reinvested	—	—	23,450	204,721
Repurchased	(132,509)	(1,210,501)	(165,910)	(1,472,206)
Net decrease	(132,128)	$(1,207,081)	(100,019)	$(888,366)
Class R4 shares
Distributions reinvested	102	$916	115	$997
Repurchased	(10)	(86)	(16)	(139)
Net increase	92	$830	99	$858
Class R5 shares
Sold	4,619	$43,154	2,953	$26,229
Distributions reinvested	1,861	16,769	3,559	31,071
Repurchased	(16,777)	(152,508)	(6,713)	(59,072)
Net decrease	(10,297)	$(92,585)	(201)	$(1,772)
Class R6 shares
Sold	95,743	$880,513	622,594	$5,443,493
Distributions reinvested	97,477	878,267	122,629	1,070,547
Repurchased	(145,652)	(1,331,776)	(816,093)	(7,122,882)
Net increase (decrease)	47,568	$427,004	(70,870)	$(608,842)
Class 1 shares
Sold	434,226	$3,966,493	1,078,672	$9,559,529
Distributions reinvested	1,241,335	11,184,425	1,809,739	15,799,022
Repurchased	(2,586,981)	(23,796,701)	(6,884,818)	(60,784,773)
Net decrease	(911,420)	$(8,645,783)	(3,996,407)	$(35,426,222)
Total net decrease	(170,743)	$(1,949,582)	(3,523,481)	$(31,186,246)

86	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2010 Lifetime Portfolio	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	163,730	$1,482,039	306,955	$2,666,067
Distributions reinvested	340,979	3,004,023	384,261	3,300,798
Repurchased	(351,308)	(3,147,210)	(717,990)	(6,130,638)
Net increase (decrease)	153,401	$1,338,852	(26,774)	$(163,773)
Class I shares
Sold	7,962	$70,835	61,093	$539,252
Distributions reinvested	3,582	31,526	1,499	12,858
Repurchased	(1,512)	(13,477)	(21,330)	(187,596)
Net increase	10,032	$88,884	41,262	$364,514
Class R1 shares
Sold	223	$1,973	2,899	$24,710
Distributions reinvested	—	—	2,463	21,081
Repurchased	(35,154)	(312,141)	(4,403)	(37,459)
Net increase (decrease)	(34,931)	$(310,168)	959	$8,332
Class R2 shares
Sold	49,141	$438,278	12,607	$108,124
Distributions reinvested	6,015	52,875	3,841	32,958
Repurchased	(467)	(4,219)	(31,710)	(272,770)
Net increase (decrease)	54,689	$486,934	(15,262)	$(131,688)
Class R3 shares
Sold	82	$722	1,064	$9,099
Distributions reinvested	—	—	1,041	8,912
Repurchased	(11,145)	(99,196)	(4,690)	(40,546)
Net decrease	(11,063)	$(98,474)	(2,585)	$(22,535)
Class R4 shares
Sold	627	$5,642	1,122	$9,869
Distributions reinvested	446	3,924	405	3,470
Repurchased	—	—	(5,811)	(51,707)
Net increase (decrease)	1,073	$9,566	(4,284)	$(38,368)
Class R5 shares
Sold	163,494	$1,472,527	—	—
Distributions reinvested	5,420	47,638	308	$2,643
Repurchased	(92,981)	(819,649)	(1,368)	(11,803)
Net increase (decrease)	75,933	$700,516	(1,060)	$(9,160)
Class R6 shares
Sold	73,515	$658,316	180,514	$1,558,297
Distributions reinvested	69,836	614,556	67,655	580,481
Repurchased	(80,848)	(720,321)	(239,306)	(2,054,892)
Net increase	62,503	$552,551	8,863	$83,886
Class 1 shares
Sold	767,635	$6,827,655	2,101,549	$18,008,833
Distributions reinvested	905,025	7,964,223	1,119,253	9,603,188
Repurchased	(2,052,588)	(18,503,769)	(5,034,062)	(43,092,797)
Net decrease	(379,928)	$(3,711,891)	(1,813,260)	$(15,480,776)
Total net decrease	(68,291)	$(943,230)	(1,812,141)	$(15,389,568)
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	87

Affiliates of the Trust owned shares of the following classes of the portfolios on February 28, 2021. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multimanager 2065 Lifetime Portfolio	A	47%
Multimanager 2065 Lifetime Portfolio	I	100%
Multimanager 2065 Lifetime Portfolio	R2	100%
Multimanager 2065 Lifetime Portfolio	R4	100%
Multimanager 2065 Lifetime Portfolio	R5	100%
Multimanager 2065 Lifetime Portfolio	R6	100%
Multimanager 2065 Lifetime Portfolio	1	100%
Multimanager 2060 Lifetime Portfolio	I	96%
Multimanager 2060 Lifetime Portfolio	R4	49%
Multimanager 2060 Lifetime Portfolio	1	100%
Multimanager 2055 Lifetime Portfolio	I	70%
Multimanager 2055 Lifetime Portfolio	R4	100%
Multimanager 2055 Lifetime Portfolio	1	100%
Multimanager 2050 Lifetime Portfolio	I	82%
Multimanager 2050 Lifetime Portfolio	1	100%
Multimanager 2045 Lifetime Portfolio	I	22%
Multimanager 2045 Lifetime Portfolio	R6	2%
Multimanager 2045 Lifetime Portfolio	1	100%
Multimanager 2040 Lifetime Portfolio	R6	1%
Multimanager 2040 Lifetime Portfolio	1	100%
Multimanager 2035 Lifetime Portfolio	1	100%
Multimanager 2030 Lifetime Portfolio	1	100%
Multimanager 2025 Lifetime Portfolio	1	100%
Multimanager 2020 Lifetime Portfolio	R6	4%
Multimanager 2020 Lifetime Portfolio	1	100%
Multimanager 2015 Lifetime Portfolio	1	100%
Multimanager 2010 Lifetime Portfolio	R6	1%
Multimanager 2010 Lifetime Portfolio	1	100%
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class R1 and Class R3 were terminated, and shareholders in these classes became shareholders of the respective classes identified below, in each case with the same or lower total net expenses. The following amounts are included in the amount repurchased of the terminated classes and the amount sold of the redesignated classes.
Redesignation	Effective date	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio
Class R3 shares as Class R2 shares	October 9, 2020	$292,473	$232,914	$1,490,297	$1,364,818	$1,460,472	$2,326,246
Class R1 shares as Class R2 shares	October 23, 2020	$61,237	$158,618	$1,452,581	$1,889,523	$2,887,007	$4,253,603

Redesignation	Effective date	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Class R3 shares as Class R2 shares	October 9, 2020	$2,083,451	$2,901,157	$1,632,869	$1,210,212	$99,010
Class R1 shares as Class R2 shares	October 23, 2020	$4,177,598	$2,844,970	$3,837,661	$1,365,125	$311,739
88	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 28, 2021:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multimanager 2065 Lifetime Portfolio	$66,684	$4,449,678	$617	$42,549
Multimanager 2060 Lifetime Portfolio	1,332,106	30,828,309	250,640	11,112,843
Multimanager 2055 Lifetime Portfolio	2,194,963	40,993,747	471,979	18,724,297
Multimanager 2050 Lifetime Portfolio	3,502,200	54,472,890	826,410	36,353,584
Multimanager 2045 Lifetime Portfolio	5,655,054	85,540,157	1,408,832	66,896,716
Multimanager 2040 Lifetime Portfolio	16,854,728	104,992,229	2,956,097	87,034,474
Multimanager 2035 Lifetime Portfolio	24,676,454	134,131,745	5,062,630	147,070,450
Multimanager 2030 Lifetime Portfolio	33,290,065	162,632,699	7,512,423	183,294,679
Multimanager 2025 Lifetime Portfolio	33,595,416	152,209,721	10,365,491	195,282,209
Multimanager 2020 Lifetime Portfolio	18,487,349	88,149,374	8,028,288	120,395,410
Multimanager 2015 Lifetime Portfolio	5,295,781	31,810,934	3,268,711	44,230,223
Multimanager 2010 Lifetime Portfolio	3,754,247	22,639,811	2,567,555	29,731,652
Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets. At February 28, 2021, the following portfolios held 5% or more of the net assets of the underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Multimanager 2035 Lifetime Portfolio	JHF Alternative Risk Premia Fund	5.2%
Multimanager 2030 Lifetime Portfolio	JHF Alternative Risk Premia Fund	6.7%
Multimanager 2025 Lifetime Portfolio	JHF Short Duration Bond Fund	8.5%
	JHF Alternative Risk Premia Fund	6.9%
	JHF Diversified Real Assets Fund	5.4%
Multimanager 2020 Lifetime Portfolio	JHF Short Duration Bond Fund	9.3%
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2065 Lifetime Portfolio
Absolute Return Currency	2,277	—	$23,867	—	—	$(254)	—	—	$23,613
Alternative Risk Premia	3,374	—	27,772	—	—	(105)	—	—	27,667
Blue Chip Growth	4,707	—	281,583	$(16,922)	$(276)	1,401	—	$3,639	265,786
Bond	1,955	—	38,273	(5,525)	(45)	(561)	$192	83	32,142
Capital Appreciation	8,435	—	180,442	(439)	(44)	(5,949)	—	8,162	174,010
Capital Appreciation Value	12,576	—	141,540	—	—	(3,203)	411	5,786	138,337
Disciplined Value	8,592	—	176,770	(55)	3	14,109	876	—	190,827
Disciplined Value International	12,366	—	157,677	(10)	—	9,149	666	—	166,816
Emerging Markets Debt	3,101	—	34,439	(5,169)	(32)	(493)	202	—	28,745
Emerging Markets Equity	19,517	—	290,113	(78)	5	9,160	637	2,680	299,200
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	89

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Equity Income	14,938	—	$274,181	$(57)	$3	$20,305	$670	$468	$294,432
Financial Industries	3,074	—	56,349	(78)	6	5,052	252	667	61,329
Fundamental Large Cap Core	2,381	—	148,479	(18)	—	7,242	246	—	155,703
Health Sciences	11,005	—	67,060	(37)	2	(1,324)	—	1,094	65,701
High Yield	8,498	—	34,157	(5,240)	4	142	263	—	29,063
International Dynamic Growth	2,061	—	30,133	(14)	1	720	—	463	30,840
International Growth	3,369	—	128,180	(5,312)	(65)	4,393	115	—	127,196
International Small Company	9,146	—	105,598	—	—	5,072	461	374	110,670
Mid Cap Stock	8,118	—	228,337	(191)	9	(4,995)	—	14,366	223,160
Mid Value	12,457	—	203,784	(95)	6	17,409	743	1,382	221,104
Science & Technology	11,750	—	60,459	(38)	3	675	31	3,146	61,099
Small Cap Growth	2,740	—	63,600	(97)	8	5,160	—	681	68,671
Small Cap Value	3,002	—	58,697	(157)	16	8,530	74	—	67,086
Strategic Equity Allocation	114,012	—	1,478,101	(603)	24	36,563	6,025	18,919	1,514,085
Strategic Income Opportunities	1,284	—	16,830	(2,341)	2	14	64	—	14,505
					$(370)	$128,212	$11,928	$61,910	$4,391,787
Multimanager 2060 Lifetime Portfolio
Absolute Return Currency	86,946	$685,528	$282,849	$(45,907)	$4,079	$(24,919)	—	—	$901,630
Alternative Risk Premia	68,423	567,913	—	—	—	(6,842)	—	—	561,071
Blue Chip Growth	180,709	9,137,745	2,266,507	(1,144,752)	247,821	(302,681)	—	$471,918	10,204,640
Bond	62,394	546,765	855,161	(354,205)	8,571	(30,535)	$16,031	9,687	1,025,757
Capital Appreciation	324,131	5,779,271	2,063,513	(538,976)	148,868	(765,857)	—	1,064,152	6,686,819
Capital Appreciation Value	477,839	4,142,980	1,686,057	(214,626)	(12,777)	(345,402)	53,034	746,962	5,256,232
Disciplined Value	332,582	5,706,644	919,462	(513,621)	(29,987)	1,304,154	113,037	—	7,386,652
Disciplined Value International	468,760	4,767,970	1,093,724	(480,462)	(2,765)	945,099	86,356	—	6,323,566
Emerging Markets Debt	99,009	772,871	475,166	(335,558)	(5,347)	10,686	17,866	—	917,818
Emerging Markets Equity	736,910	8,947,529	1,632,912	(1,068,169)	243,547	1,541,017	83,014	349,579	11,296,836
Equity Income	564,486	8,391,247	1,787,268	(959,196)	(112,174)	2,018,867	124,764	60,454	11,126,012
90	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Financial Industries	121,337	$1,834,884	$372,549	$(177,243)	$(20,154)	$410,645	$32,897	$86,896	$2,420,681
Fundamental Large Cap Core	89,904	4,739,248	619,331	(110,083)	17,633	612,718	31,879	—	5,878,847
Health Sciences	417,499	2,000,904	507,375	(145,245)	27,005	102,430	—	141,791	2,492,469
High Yield	268,955	771,222	452,584	(328,676)	(6,376)	31,073	21,889	—	919,827
International Dynamic Growth	77,835	934,289	196,962	(79,171)	22,850	89,488	—	60,412	1,164,418
International Growth	127,219	4,024,423	673,077	(532,461)	110,397	527,090	14,846	—	4,802,526
International Small Company	346,825	3,328,287	483,996	(198,922)	9,996	573,228	60,329	48,913	4,196,585
Mid Cap Stock	310,567	6,988,094	2,347,107	(681,416)	140,698	(257,007)	—	1,885,565	8,537,476
Mid Value	479,890	6,614,967	1,268,426	(757,534)	(3,617)	1,395,803	95,899	178,386	8,518,045
Science & Technology	447,572	1,894,963	570,523	(161,700)	7,521	16,070	4,068	412,532	2,327,377
Small Cap Growth	104,077	2,057,107	248,929	(205,685)	59,178	448,634	—	88,997	2,608,163
Small Cap Value	117,675	1,993,733	295,773	(451,749)	(22,637)	814,913	9,628	—	2,630,033
Strategic Equity Allocation	4,304,746	45,554,281	8,864,863	(1,032,904)	(43,041)	3,823,823	778,616	2,444,326	57,167,022
Strategic Income Opportunities	40,577	385,874	224,071	(162,646)	8,718	2,508	4,950	—	458,525
					$798,007	$12,935,003	$1,549,103	$8,050,570	$165,809,027
Multimanager 2055 Lifetime Portfolio
Absolute Return Currency	160,576	$1,318,639	$445,122	$(59,547)	$4,150	$(43,188)	—	—	$1,665,176
Alternative Risk Premia	143,603	1,191,904	—	—	—	(14,360)	—	—	1,177,544
Blue Chip Growth	335,457	17,920,156	3,337,108	(2,194,496)	499,222	(618,727)	—	$881,455	18,943,263
Bond	114,716	1,007,787	1,454,122	(534,641)	15,600	(56,944)	$29,305	17,800	1,885,924
Capital Appreciation	597,605	11,193,007	3,236,124	(925,005)	278,599	(1,454,131)	—	1,976,837	12,328,594
Capital Appreciation Value	884,143	8,004,105	2,604,974	(224,594)	(12,049)	(646,858)	98,630	1,389,166	9,725,578
Disciplined Value	613,567	11,024,479	1,029,037	(795,113)	(21,819)	2,390,742	210,014	—	13,627,326
Disciplined Value International	866,918	9,211,086	1,615,978	(876,482)	(10,340)	1,754,476	160,327	—	11,694,718
Emerging Markets Debt	182,036	1,423,831	734,734	(478,870)	2,116	5,660	32,597	—	1,687,471
Emerging Markets Equity	1,346,799	17,429,076	2,050,178	(2,217,416)	552,744	2,831,845	154,932	652,433	20,646,427
Equity Income	1,047,010	16,210,777	2,207,740	(1,304,250)	(114,448)	3,636,742	234,722	112,357	20,636,561
Financial Industries	224,448	3,543,489	504,260	(294,734)	(25,958)	750,685	61,269	161,839	4,477,742
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	91

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental Large Cap Core	165,784	$9,347,386	$451,039	$(112,909)	$20,080	$1,135,010	$59,363	—	$10,840,606
Health Sciences	770,355	3,844,556	813,776	(308,615)	52,020	197,284	—	$265,692	4,599,021
High Yield	494,492	1,423,831	700,463	(477,528)	(10,147)	54,545	40,004	—	1,691,164
International Dynamic Growth	142,634	1,833,959	276,881	(189,096)	57,701	154,360	—	112,513	2,133,805
International Growth	232,510	7,838,585	627,861	(892,002)	194,067	1,008,726	27,729	—	8,777,237
International Small Company	639,067	6,474,514	482,148	(308,507)	20,320	1,064,241	112,156	90,933	7,732,716
Mid Cap Stock	575,738	13,652,863	3,762,072	(1,441,720)	371,342	(517,518)	—	3,472,132	15,827,039
Mid Value	886,849	12,794,521	1,405,879	(1,018,496)	12,165	2,547,492	178,699	332,407	15,741,561
Science & Technology	817,606	3,739,425	896,632	(430,093)	25,484	20,103	7,608	771,553	4,251,551
Small Cap Growth	194,470	3,968,042	325,109	(370,846)	101,507	849,601	—	166,180	4,873,413
Small Cap Value	217,189	3,851,628	292,576	(754,945)	(54,040)	1,518,954	18,009	—	4,854,173
Strategic Equity Allocation	7,911,776	88,869,101	10,714,237	(1,536,792)	(65,203)	7,087,041	1,450,847	4,554,665	105,068,384
Strategic Income Opportunities	74,604	711,915	346,604	(235,495)	11,646	8,360	9,055	—	843,030
					$1,904,759	$23,664,141	$2,885,266	$14,957,962	$305,730,024
Multimanager 2050 Lifetime Portfolio
Absolute Return Currency	271,893	$2,353,461	$694,421	$(161,826)	$18,068	$(84,589)	—	—	$2,819,535
Alternative Risk Premia	258,348	2,144,292	—	—	—	(25,834)	—	—	2,118,458
Blue Chip Growth	578,946	32,039,314	3,168,316	(2,176,209)	482,471	(820,797)	—	$1,517,874	32,693,095
Bond	195,379	1,825,004	2,423,451	(966,399)	30,998	(101,022)	$50,379	30,811	3,212,032
Capital Appreciation	1,009,776	20,086,471	4,539,065	(1,726,945)	534,441	(2,601,346)	—	3,432,173	20,831,686
Capital Appreciation Value	1,504,117	14,216,481	3,827,402	(373,169)	(12,427)	(1,113,004)	170,070	2,395,370	16,545,283
Disciplined Value	1,050,914	19,530,925	1,276,583	(1,572,345)	(5,527)	4,111,173	362,281	—	23,340,809
Disciplined Value International	1,478,277	16,310,398	2,314,868	(1,700,033)	(25,501)	3,042,222	278,534	—	19,941,954
Emerging Markets Debt	308,366	2,558,022	1,194,396	(906,924)	30,376	(17,320)	55,855	—	2,858,550
Emerging Markets Equity	2,237,586	30,816,273	2,465,779	(4,889,068)	1,210,062	4,699,154	268,480	1,130,593	34,302,200
Equity Income	1,782,433	28,622,121	2,933,131	(2,506,944)	(165,839)	6,249,281	408,008	193,766	35,131,750
Financial Industries	382,060	6,282,948	625,616	(531,515)	(34,558)	1,279,615	106,503	281,321	7,622,106
92	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental Large Cap Core	285,293	$16,604,022	$356,134	$(295,870)	$53,482	$1,937,569	$102,711	—	$18,655,337
Health Sciences	1,304,128	6,866,027	1,183,389	(709,959)	123,939	322,248	—	$458,777	7,785,644
High Yield	837,663	2,552,566	1,137,949	(899,809)	(19,348)	93,449	68,471	—	2,864,807
International Dynamic Growth	241,464	3,261,930	440,920	(464,429)	143,554	230,326	—	195,963	3,612,301
International Growth	390,625	13,908,327	441,096	(1,689,010)	359,528	1,726,155	47,729	—	14,746,096
International Small Company	1,078,943	11,479,825	500,759	(814,904)	48,153	1,841,373	195,342	158,377	13,055,206
Mid Cap Stock	978,836	24,089,963	6,476,437	(3,468,627)	959,221	(1,148,804)	—	5,998,153	26,908,190
Mid Value	1,513,893	22,655,411	1,806,710	(2,002,908)	33,387	4,379,000	309,660	576,013	26,871,600
Science & Technology	1,386,518	6,603,717	1,374,285	(835,677)	43,955	23,615	13,158	1,334,441	7,209,895
Small Cap Growth	331,678	7,068,480	510,851	(924,229)	252,726	1,404,028	—	287,956	8,311,856
Small Cap Value	369,483	6,775,260	378,175	(1,425,395)	(96,972)	2,626,869	31,251	—	8,257,937
Strategic Equity Allocation	13,512,044	157,316,610	13,113,976	(3,227,854)	(27,357)	12,264,566	2,520,424	7,912,414	179,439,941
Strategic Income Opportunities	126,379	1,277,154	559,954	(443,018)	23,913	10,077	15,469	—	1,428,080
					$3,960,745	$40,328,004	$5,004,325	$25,904,002	$520,564,348
Multimanager 2045 Lifetime Portfolio
Absolute Return Currency	454,110	$3,946,285	$1,005,186	$(129,390)	$(1,447)	$(111,515)	—	—	$4,709,119
Alternative Risk Premia	441,952	3,668,203	—	—	—	(44,195)	—	—	3,624,008
Blue Chip Growth	968,541	54,445,988	6,626,592	(5,920,269)	446,369	(905,154)	—	$2,523,775	54,693,526
Bond	323,036	2,950,281	3,556,804	(1,079,055)	(4,432)	(112,880)	$84,122	52,205	5,310,718
Capital Appreciation	1,690,744	33,929,795	8,033,613	(3,571,868)	325,049	(3,836,540)	—	5,867,277	34,880,049
Capital Appreciation Value	2,532,204	24,017,687	6,211,210	(553,393)	(42,020)	(1,779,245)	283,535	3,993,471	27,854,239
Disciplined Value	1,761,002	33,145,480	1,715,353	(2,722,132)	(31,060)	7,004,220	616,462	—	39,111,861
Disciplined Value International	2,488,248	27,376,928	3,744,524	(2,678,236)	(45,340)	5,168,591	476,020	—	33,566,467
Emerging Markets Debt	515,869	4,171,502	1,453,716	(870,083)	(2,307)	29,281	93,464	—	4,782,109
Emerging Markets Equity	3,721,918	52,877,939	3,308,646	(9,243,317)	1,748,432	8,365,305	458,250	1,929,730	57,057,005
Equity Income	3,005,550	48,590,081	4,801,492	(4,514,604)	(240,204)	10,602,618	695,342	329,829	59,239,383
Financial Industries	639,306	10,776,664	1,003,154	(1,145,928)	95,954	2,024,317	181,276	478,828	12,754,161
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	93

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental Large Cap Core	481,551	$28,496,320	$441,218	$(832,066)	$80,828	$3,302,321	$175,471	—	$31,488,621
Health Sciences	2,178,226	11,417,671	1,890,912	(1,080,488)	50,477	725,438	—	$773,382	13,004,010
High Yield	1,401,338	4,162,606	1,361,106	(858,057)	(18,212)	145,132	114,438	—	4,792,575
International Dynamic Growth	403,186	5,585,517	588,632	(777,730)	125,289	509,952	—	326,758	6,031,660
International Growth	657,548	23,740,143	335,990	(2,802,929)	507,876	3,041,341	80,236	—	24,822,421
International Small Company	1,826,490	19,658,276	811,969	(1,587,374)	76,754	3,140,900	332,544	269,616	22,100,525
Mid Cap Stock	1,643,946	41,090,312	10,787,187	(6,189,147)	994,498	(1,490,768)	—	10,334,189	45,192,082
Mid Value	2,559,946	39,031,444	2,236,754	(3,341,065)	81,674	7,430,238	527,793	981,773	45,439,045
Science & Technology	2,319,499	11,284,617	2,453,854	(1,792,722)	77,380	38,268	22,424	2,274,223	12,061,397
Small Cap Growth	546,736	12,107,226	780,735	(1,991,311)	354,488	2,450,060	—	488,484	13,701,198
Small Cap Value	620,342	11,572,426	626,858	(2,643,735)	(89,156)	4,398,244	52,831	—	13,864,637
Strategic Equity Allocation	22,820,953	269,185,837	20,263,240	(7,090,297)	90,502	20,612,973	4,291,678	13,472,939	303,062,255
Strategic Income Opportunities	211,505	2,083,556	680,272	(431,688)	(1,108)	58,979	25,870	—	2,390,011
					$4,580,284	$70,767,881	$8,511,756	$44,096,479	$875,533,082
Multimanager 2040 Lifetime Portfolio
Absolute Return Currency	702,099	$4,351,771	$3,178,553	$(107,068)	$(1,212)	$(141,281)	—	—	$7,280,763
Alternative Risk Premia	519,785	4,314,212	—	—	—	(51,978)	—	—	4,262,234
Blue Chip Growth	994,340	56,828,311	5,673,393	(5,837,462)	412,956	(926,846)	—	$2,665,312	56,150,352
Bond	937,286	10,189,751	7,393,889	(1,816,639)	(6,648)	(351,370)	$236,609	149,520	15,408,983
Capital Appreciation	1,713,766	34,505,808	8,060,591	(3,749,530)	377,561	(3,839,437)	—	5,854,466	35,354,993
Capital Appreciation Value	1,846,869	17,463,653	4,558,601	(318,919)	(27,350)	(1,360,421)	210,130	2,959,585	20,315,564
Core Bond	584,665	4,849,845	4,149,031	(922,149)	(11,621)	(435,223)	72,409	290,386	7,629,883
Disciplined Value	1,742,814	33,464,567	1,680,290	(3,371,765)	(77,491)	7,012,287	606,053	—	38,707,888
Disciplined Value International	2,473,179	27,602,560	4,023,049	(3,391,580)	(67,462)	5,196,613	470,639	—	33,363,180
Diversified Real Assets	766,747	6,241,439	374,483	—	—	959,533	166,223	—	7,575,455
Emerging Markets Debt	1,162,114	8,075,123	3,898,636	(1,218,517)	(2,684)	20,236	192,088	—	10,772,794
Emerging Markets Equity	3,759,516	53,327,484	4,270,741	(10,218,766)	2,381,914	7,872,005	450,278	1,896,160	57,633,378
Equity Income	3,101,084	50,528,463	5,385,619	(5,514,744)	(290,521)	11,013,542	711,129	335,701	61,122,359
94	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Financial Industries	687,214	$11,599,217	$943,780	$(1,121,409)	$135,778	$2,152,558	$192,894	$509,515	$13,709,924
Fundamental Global Franchise	391,751	2,375,865	2,598,799	(122,232)	6,886	6,229	1,184	196,883	4,865,547
Fundamental Large Cap Core	519,056	31,207,913	601,854	(1,577,034)	185,602	3,522,743	190,037	—	33,941,078
Global Equity	380,761	4,071,007	745,383	(61,944)	249	263,735	39,423	63,622	5,018,430
Global Shareholder Yield	—	2,390,321	146,429	(2,804,790)	592,673	(324,633)	34,452	—	—
Health Sciences	2,358,867	12,582,293	1,911,445	(1,255,693)	67,967	776,423	—	834,308	14,082,435
High Yield	3,280,907	8,374,724	3,789,428	(1,207,114)	(33,608)	297,271	245,982	—	11,220,701
International Dynamic Growth	297,866	4,145,871	542,163	(711,885)	114,607	365,321	—	241,652	4,456,077
International Growth	697,390	25,585,167	249,102	(3,297,338)	606,052	3,183,488	85,981	—	26,326,471
International Small Company	1,919,192	20,988,250	686,197	(1,864,777)	125,656	3,286,893	345,298	279,957	23,222,219
Mid Cap Stock	1,606,067	41,252,789	10,835,641	(7,725,159)	1,716,460	(1,928,960)	—	9,996,960	44,150,771
Mid Value	2,524,997	38,379,804	3,175,598	(4,194,234)	133,950	7,323,573	513,077	954,399	44,818,691
Science & Technology	2,500,450	12,354,731	2,577,069	(2,115,795)	156,247	30,090	23,695	2,403,139	13,002,342
Small Cap Growth	544,906	12,126,193	857,862	(2,131,559)	369,455	2,433,398	—	478,464	13,655,349
Small Cap Value	623,915	11,473,470	936,534	(2,793,117)	(65,939)	4,393,545	52,113	—	13,944,493
Strategic Equity Allocation	23,544,411	285,631,391	18,358,271	(13,085,171)	2,181,149	19,584,138	4,405,762	13,831,086	312,669,778
Strategic Income Opportunities	542,390	4,591,556	2,058,488	(647,630)	(586)	127,174	61,334	—	6,129,002
					$8,980,040	$70,460,646	$9,306,790	$43,941,115	$940,791,134
Multimanager 2035 Lifetime Portfolio
Absolute Return Currency	833,993	$5,286,252	$3,931,073	$(395,423)	$(3,693)	$(169,699)	—	—	$8,648,510
Alternative Risk Premia	775,580	6,437,312	—	—	—	(77,558)	—	—	6,359,754
Blue Chip Growth	1,088,932	65,229,417	5,408,939	(8,545,947)	777,329	(1,377,774)	—	$2,969,388	61,491,964
Bond	2,353,814	27,751,441	14,994,069	(3,173,878)	(30,790)	(844,138)	$598,327	368,586	38,696,704
Capital Appreciation	1,858,272	39,830,724	8,161,037	(5,732,054)	749,793	(4,673,347)	—	6,502,537	38,336,153
Capital Appreciation Value	2,428,259	21,272,992	7,781,879	(654,827)	(52,805)	(1,636,389)	253,618	3,572,106	26,710,850
Core Bond	2,230,701	22,896,965	10,671,354	(2,673,159)	(78,046)	(1,706,459)	320,320	1,142,887	29,110,655
Disciplined Value	1,844,841	36,545,148	1,660,857	(4,685,140)	(59,496)	7,512,543	646,296	—	40,973,912
Disciplined Value International	2,583,282	30,072,714	3,555,739	(4,267,648)	(57,040)	5,544,706	500,675	—	34,848,471
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	95

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Diversified Real Assets	2,188,940	$18,460,607	$501,292	$(145,580)	$(6,224)	$2,816,631	$491,645	—	$21,626,726
Emerging Markets Debt	2,449,891	17,613,549	6,875,410	(1,834,752)	(19,361)	75,646	412,873	—	22,710,492
Emerging Markets Equity	3,689,004	55,220,964	4,048,286	(13,213,553)	3,251,292	7,245,449	456,964	$1,924,314	56,552,438
Equity Income	3,497,652	59,772,579	4,950,701	(8,215,762)	(379,723)	12,810,917	832,833	387,233	68,938,712
Financial Industries	637,160	11,336,491	1,033,089	(1,850,573)	206,069	1,986,258	182,779	482,797	12,711,334
Fundamental Global Franchise	466,675	4,621,491	1,348,237	(287,516)	24,107	89,786	2,270	377,588	5,796,105
Fundamental Large Cap Core	572,958	36,493,026	284,374	(3,489,035)	446,179	3,731,170	214,731	—	37,465,714
Global Equity	543,560	6,648,485	307,100	(228,234)	11,012	425,755	62,625	101,065	7,164,118
Global Shareholder Yield	—	3,864,649	194,952	(4,485,334)	953,643	(527,910)	55,102	—	—
Health Sciences	2,534,817	13,975,758	2,491,558	(2,297,108)	129,774	832,873	—	913,218	15,132,855
High Yield	7,345,835	16,725,416	8,754,821	(864,222)	(40,092)	546,834	503,965	—	25,122,757
International Dynamic Growth	221,397	3,233,143	462,004	(747,873)	141,701	223,119	—	183,367	3,312,094
International Growth	762,474	29,232,948	152,137	(4,860,293)	909,413	3,349,181	96,145	—	28,783,386
International Small Company	2,140,250	24,278,128	930,701	(3,172,928)	193,014	3,668,110	388,215	314,753	25,897,025
Mid Cap Stock	1,609,212	43,230,256	10,634,572	(9,452,698)	2,251,664	(2,426,562)	—	10,230,400	44,237,232
Mid Value	2,533,394	40,650,069	2,881,155	(6,251,216)	276,801	7,410,936	526,432	979,242	44,967,745
Science & Technology	2,341,020	12,079,452	2,480,610	(2,548,839)	177,744	(15,663)	22,648	2,296,924	12,173,304
Short Duration Credit Opportunities	418,797	6,874,924	856,586	(3,821,441)	149,024	45,114	77,578	—	4,104,207
Small Cap Growth	558,663	13,052,638	929,209	(2,917,614)	543,955	2,391,898	—	500,073	14,000,086
Small Cap Value	633,889	12,409,250	720,315	(3,487,076)	87,281	4,437,641	54,372	—	14,167,411
Strategic Equity Allocation	25,107,653	322,122,682	20,091,433	(33,130,570)	5,209,173	19,136,914	4,812,604	15,108,289	333,429,632
Strategic Income Opportunities	1,780,512	16,241,373	5,143,055	(1,720,815)	(6,562)	462,740	210,990	—	20,119,791
U.S. High Yield Bond	136,545	3,644,369	479,532	(2,693,456)	79,547	54,815	101,231	—	1,564,807
					$15,834,683	$71,343,537	$11,825,238	$48,354,767	$1,105,154,944
Multimanager 2030 Lifetime Portfolio
Absolute Return Currency	937,388	$6,147,440	$4,081,831	$(308,126)	$(911)	$(199,521)	—	—	$9,720,713
Alternative Risk Premia	1,010,784	8,389,508	—	—	—	(101,079)	—	—	8,288,429
96	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Blue Chip Growth	990,078	$59,484,957	$4,327,074	$(7,355,121)	$756,154	$(1,303,338)	—	$2,690,253	$55,909,726
Bond	4,068,358	50,822,932	21,144,043	(3,563,047)	(34,271)	(1,485,843)	$1,054,564	646,066	66,883,814
Capital Appreciation	1,591,312	34,393,971	7,722,567	(5,960,259)	716,058	(4,043,569)	—	5,667,582	32,828,768
Capital Appreciation Value	3,702,933	34,321,279	10,357,752	(1,321,403)	(4,881)	(2,620,480)	400,594	5,642,198	40,732,267
Core Bond	4,748,073	51,650,930	18,832,431	(4,650,757)	(152,832)	(3,717,416)	709,461	2,479,981	61,962,356
Disciplined Value	1,611,003	32,875,270	1,498,263	(5,173,864)	(5,344)	6,586,058	568,830	—	35,780,383
Disciplined Value International	2,502,136	30,195,234	2,864,927	(4,671,253)	(93,886)	5,458,797	487,768	—	33,753,819
Diversified Real Assets	3,931,902	34,135,250	908,617	(1,336,643)	(80,480)	5,220,450	894,642	—	38,847,194
Emerging Markets Debt	4,312,335	32,738,156	9,114,398	(1,997,538)	(87,009)	207,339	742,933	—	39,975,346
Emerging Markets Equity	3,307,504	50,361,671	4,419,997	(13,513,110)	3,328,906	6,106,566	407,651	1,716,653	50,704,030
Equity Income	3,127,698	55,712,820	3,709,795	(9,060,942)	(330,126)	11,615,383	760,645	350,457	61,646,930
Financial Industries	675,348	12,463,829	1,065,303	(2,413,926)	269,588	2,088,396	196,208	518,270	13,473,190
Fundamental Global Franchise	1,176,688	11,889,209	3,384,955	(963,948)	92,403	211,851	5,728	952,590	14,614,470
Fundamental Large Cap Core	537,872	35,228,615	204,277	(4,254,532)	583,072	3,409,985	204,276	—	35,171,417
Global Equity	1,254,441	14,354,274	1,987,122	(704,460)	46,817	849,773	132,659	214,088	16,533,526
Global Shareholder Yield	—	7,888,418	261,410	(8,985,080)	1,847,362	(1,012,110)	108,506	—	—
Health Sciences	2,854,716	16,129,556	2,260,869	(2,426,530)	204,826	873,934	—	1,043,990	17,042,655
High Yield	11,815,274	27,486,267	12,912,480	(792,058)	(45,087)	846,634	803,593	—	40,408,236
International Dynamic Growth	288,566	4,346,125	549,345	(1,057,526)	219,735	259,274	—	243,510	4,316,953
International Growth	706,462	28,081,231	181,956	(5,621,246)	1,435,811	2,591,186	90,130	—	26,668,938
International Small Company	2,187,717	25,680,796	1,003,248	(4,235,838)	263,049	3,760,118	401,560	325,572	26,471,373
Mid Cap Stock	1,482,453	40,941,865	10,139,171	(10,074,691)	2,347,079	(2,600,783)	—	9,644,612	40,752,641
Mid Value	2,335,552	39,024,493	2,330,320	(7,070,965)	456,647	6,715,558	491,809	914,837	41,456,053
Science & Technology	2,471,118	13,073,037	2,716,906	(3,134,243)	218,049	(23,934)	24,345	2,469,104	12,849,815
Short Duration Credit Opportunities	742,995	12,476,553	1,011,112	(6,553,481)	250,421	96,741	138,725	—	7,281,346
Small Cap Growth	515,320	12,409,039	653,054	(2,888,131)	603,724	2,136,244	—	468,663	12,913,930
Small Cap Value	589,543	11,845,379	629,307	(3,547,355)	183,050	4,065,913	51,147	—	13,176,294
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	97

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	25,249,088	$335,212,784	$20,861,881	$(45,599,298)	$7,186,481	$17,646,047	$4,884,934	$15,335,361	$335,307,895
Strategic Income Opportunities	4,484,309	43,047,888	9,534,159	(3,101,360)	2,338	1,189,668	540,975	—	50,672,693
U.S. High Yield Bond	241,330	6,842,266	543,067	(4,864,426)	199,751	44,987	186,333	—	2,765,645
					$20,376,494	$64,872,829	$14,288,016	$51,323,787	$1,248,910,845
Multimanager 2025 Lifetime Portfolio
Absolute Return Currency	844,154	$5,837,400	$3,419,800	$(313,424)	$4,430	$(194,324)	—	—	$8,753,882
Alternative Risk Premia	1,033,044	8,574,261	—	—	—	(103,304)	—	—	8,470,957
Blue Chip Growth	620,822	39,491,993	3,889,002	(8,049,880)	1,252,000	(1,525,304)	—	$1,710,425	35,057,811
Bond	5,083,576	72,138,248	18,677,358	(5,238,313)	(44,770)	(1,958,533)	$1,432,407	863,719	83,573,990
Capital Appreciation	966,873	22,048,725	5,289,975	(5,392,029)	1,046,715	(3,046,798)	—	3,472,026	19,946,588
Capital Appreciation Value	4,519,913	45,742,841	10,157,730	(2,896,955)	305,853	(3,590,427)	511,861	7,209,346	49,719,042
Core Bond	4,917,281	56,643,340	15,958,734	(4,344,959)	(87,596)	(3,999,007)	762,858	2,608,368	64,170,512
Disciplined Value	967,614	20,958,789	736,084	(4,258,910)	159,814	3,894,939	346,028	—	21,490,716
Disciplined Value International	2,012,723	25,561,014	1,635,396	(4,455,611)	(73,462)	4,484,301	396,352	—	27,151,638
Diversified Real Assets	5,013,188	44,847,389	1,140,963	(3,093,848)	(236,913)	6,872,707	1,140,964	—	49,530,298
Emerging Markets Debt	4,670,419	38,590,144	6,930,382	(2,390,464)	(124,001)	288,724	850,061	—	43,294,785
Emerging Markets Equity	2,111,508	33,551,102	2,983,877	(10,346,093)	2,613,582	3,566,957	261,888	1,102,835	32,369,425
Equity Income	1,985,054	37,149,446	2,058,383	(7,402,738)	(96,125)	7,416,440	496,667	224,157	39,125,406
Financial Industries	506,996	9,912,644	652,407	(2,270,743)	301,613	1,518,645	150,019	396,265	10,114,566
Floating Rate Income	2,163,311	12,226,620	6,024,784	(975,634)	(40,897)	612,445	263,325	—	17,847,318
Fundamental Global Franchise	1,597,026	18,452,277	2,451,651	(1,568,008)	157,835	341,311	8,608	1,431,668	19,835,066
Fundamental Large Cap Core	369,660	25,448,320	231,065	(4,312,979)	590,043	2,215,620	141,478	—	24,172,069
Global Equity	1,626,748	18,706,640	2,937,479	(1,336,427)	127,493	1,005,352	168,486	271,907	21,440,537
Global Shareholder Yield	—	8,335,751	183,108	(9,331,494)	1,913,475	(1,100,840)	102,910	—	—
Health Sciences	2,531,211	15,072,652	2,044,229	(3,048,418)	293,275	749,589	—	933,055	15,111,327
High Yield	12,314,607	31,026,345	11,458,428	(1,261,132)	(67,129)	959,444	880,235	—	42,115,956
International Dynamic Growth	261,408	4,117,527	522,557	(1,183,676)	267,878	186,377	—	221,730	3,910,663
International Growth	561,021	23,302,434	353,506	(5,758,189)	1,167,775	2,113,024	72,119	—	21,178,550
98	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Small Company	1,733,612	$21,297,596	$591,269	$(4,170,926)	$255,747	$3,003,020	$320,669	$259,988	$20,976,706
Mid Cap Stock	1,087,287	31,549,530	7,540,311	(9,226,405)	2,727,441	(2,701,365)	—	7,052,620	29,889,512
Mid Value	1,708,857	29,629,176	2,085,787	(6,762,697)	570,653	4,809,301	363,453	676,077	30,332,220
Science & Technology	1,906,903	10,412,285	2,464,389	(3,147,243)	513,455	(326,992)	18,682	1,894,753	9,915,894
Short Duration Bond	2,554,566	17,899,237	9,165,270	(1,341,300)	(251)	27,065	306,503	—	25,750,021
Short Duration Credit Opportunities	947,909	17,894,506	1,397,606	(10,486,593)	341,323	142,665	193,063	—	9,289,507
Small Cap Growth	386,150	9,779,120	493,048	(2,697,207)	553,016	1,548,941	—	354,394	9,676,918
Small Cap Value	436,179	9,293,532	493,741	(3,294,768)	47,735	3,208,355	38,765	—	9,748,595
Strategic Equity Allocation	19,860,816	276,251,470	16,332,940	(48,944,698)	7,996,308	12,115,622	3,886,849	12,202,052	263,751,642
Strategic Income Opportunities	6,573,506	66,292,358	10,668,950	(4,475,517)	47,744	1,747,084	808,829	—	74,280,619
U.S. High Yield Bond	275,414	7,959,630	577,587	(5,655,333)	199,173	75,189	213,817	—	3,156,246
					$22,683,232	$44,356,223	$14,136,896	$42,885,385	$1,145,148,982
Multimanager 2020 Lifetime Portfolio
Absolute Return Currency	507,238	$3,641,478	$1,997,927	$(262,665)	$2,339	$(119,019)	—	—	$5,260,060
Alternative Risk Premia	739,024	6,133,903	—	—	—	(73,902)	—	—	6,060,001
Blue Chip Growth	146,903	9,896,638	1,267,462	(2,832,184)	1,246,381	(1,282,670)	—	$416,379	8,295,627
Bond	4,564,682	68,350,386	12,706,774	(4,205,460)	(46,749)	(1,761,573)	$1,335,978	804,117	75,043,378
Capital Appreciation	168,932	4,186,165	1,107,368	(1,469,071)	190,513	(529,900)	—	633,575	3,485,075
Capital Appreciation Value	3,171,157	37,264,961	6,040,516	(6,136,555)	776,785	(3,062,981)	389,771	5,489,755	34,882,726
Core Bond	5,010,476	60,860,056	12,687,124	(3,872,140)	(126,514)	(4,161,809)	816,799	2,755,926	65,386,717
Disciplined Value	115,900	2,696,172	74,663	(707,064)	98,093	412,272	41,698	—	2,574,136
Disciplined Value International	828,898	11,106,059	623,706	(2,444,432)	34,444	1,862,060	167,332	—	11,181,837
Diversified Real Assets	3,833,847	35,322,525	887,147	(3,495,249)	(261,738)	5,425,728	887,147	—	37,878,413
Emerging Markets Debt	3,509,381	30,453,306	3,511,295	(1,607,619)	(55,550)	230,533	662,142	—	32,531,965
Emerging Markets Equity	760,818	13,046,978	839,796	(4,666,737)	1,289,981	1,153,323	100,156	421,768	11,663,341
Equity Income	532,690	10,840,052	468,691	(2,914,921)	510,444	1,595,053	140,659	61,548	10,499,319
Financial Industries	270,359	5,665,721	341,929	(1,642,569)	253,236	775,338	83,624	220,888	5,393,655
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	99

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Floating Rate Income	2,087,051	$13,145,561	$4,453,650	$(984,404)	$(37,668)	$641,031	$274,409	—	$17,218,170
Fundamental Global Franchise	1,034,589	13,782,620	1,183,671	(2,564,202)	223,770	223,742	6,064	$1,008,542	12,849,601
Fundamental Large Cap Core	161,650	11,884,465	459,301	(3,091,247)	674,156	643,642	63,886	—	10,570,317
Global Equity	1,031,771	13,946,039	897,742	(2,142,887)	355,807	542,047	120,330	194,192	13,598,748
Global Shareholder Yield	575,008	6,890,229	244,118	(1,267,405)	157,385	438,765	101,055	—	6,463,092
Health Sciences	1,560,439	10,055,033	1,434,252	(2,889,158)	396,831	318,866	—	598,750	9,315,824
High Yield	9,132,523	23,558,452	7,682,297	(687,497)	(35,381)	715,359	660,526	—	31,233,230
International Dynamic Growth	276,635	4,527,574	688,857	(1,597,475)	268,690	250,810	—	245,140	4,138,456
International Growth	161,859	7,167,985	126,006	(2,204,458)	867,555	153,088	21,915	—	6,110,176
International Small Company	800,315	10,386,756	375,671	(2,671,427)	240,920	1,351,886	153,629	124,558	9,683,806
Mid Cap Stock	470,045	14,274,026	3,613,706	(5,016,858)	1,494,389	(1,443,727)	—	3,176,835	12,921,536
Mid Value	725,584	13,578,020	910,073	(4,047,369)	602,979	1,835,413	161,711	300,806	12,879,116
Science & Technology	1,007,349	5,759,550	1,437,012	(2,077,553)	326,306	(207,102)	10,394	1,054,199	5,238,213
Short Duration Bond	2,805,915	22,654,049	7,157,612	(1,567,853)	378	39,432	377,397	—	28,283,618
Short Duration Credit Opportunities	658,875	12,974,573	513,557	(7,377,691)	237,572	108,959	137,362	—	6,456,970
Small Cap Growth	223,625	5,927,332	473,090	(2,060,975)	447,499	817,103	—	210,468	5,604,049
Small Cap Value	246,507	5,653,001	376,714	(2,483,185)	48,320	1,914,572	22,978	—	5,509,422
Strategic Equity Allocation	9,384,939	135,019,378	7,932,693	(28,477,785)	5,155,503	5,002,202	1,893,855	5,945,407	124,631,991
Strategic Income Opportunities	4,307,652	46,171,632	4,962,892	(3,715,695)	43,787	1,213,847	549,956	—	48,676,463
U.S. High Yield Bond	203,648	6,327,250	270,042	(4,479,174)	272,487	(56,799)	166,559	—	2,333,806
					$15,652,950	$14,965,589	$9,347,332	$23,662,853	$683,852,854
Multimanager 2015 Lifetime Portfolio
Absolute Return Currency	142,850	$1,446,974	$177,502	$(104,166)	$3,366	$(42,324)	—	—	$1,481,352
Alternative Risk Premia	311,933	2,589,044	—	—	—	(31,193)	—	—	2,557,851
Blue Chip Growth	47,606	2,926,505	577,215	(796,168)	259,695	(278,951)	—	$123,822	2,688,296
Bond	1,918,870	30,266,801	4,290,805	(2,259,650)	(16,713)	(735,016)	$564,342	333,499	31,546,227
Capital Appreciation	55,588	1,359,431	381,930	(484,903)	64,873	(174,541)	—	204,760	1,146,790
100	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value	1,084,926	$15,554,608	$2,519,061	$(5,208,403)	$468,437	$(1,399,515)	$162,690	$2,291,422	$11,934,188
Core Bond	2,107,135	26,655,319	4,621,878	(1,992,199)	(43,840)	(1,743,051)	348,052	1,143,380	27,498,107
Disciplined Value	52,803	581,334	657,245	(159,379)	17,269	76,278	9,131	—	1,172,747
Disciplined Value International	313,436	3,539,353	921,132	(820,853)	(16,089)	604,711	53,467	—	4,228,254
Diversified Real Assets	1,404,369	13,400,900	423,676	(1,854,493)	(166,144)	2,071,223	326,307	—	13,875,162
Emerging Markets Debt	1,345,432	12,177,816	1,093,291	(869,245)	(20,586)	90,874	256,069	—	12,472,150
Emerging Markets Equity	198,801	2,698,299	824,614	(940,596)	270,803	194,502	20,608	86,783	3,047,622
Equity Income	203,615	3,593,139	744,130	(1,003,360)	168,326	511,021	46,741	20,567	4,013,256
Floating Rate Income	978,812	6,728,673	1,626,279	(576,952)	(13,399)	310,594	135,012	—	8,075,195
Fundamental Global Franchise	362,590	5,173,109	586,233	(1,437,082)	112,360	68,750	2,276	378,599	4,503,370
Fundamental Large Cap Core	50,397	3,646,634	168,106	(921,676)	148,849	253,574	19,805	—	3,295,487
Global Equity	371,598	5,129,976	203,568	(763,989)	132,401	195,707	44,193	71,319	4,897,663
Global Shareholder Yield	258,383	3,041,142	116,722	(515,493)	75,471	186,388	44,720	—	2,904,230
High Yield	3,397,450	9,313,038	2,563,026	(513,815)	(26,059)	283,088	249,974	—	11,619,278
International Dynamic Growth	78,041	1,258,341	196,082	(427,788)	80,958	59,906	—	67,128	1,167,499
International Growth	56,957	2,480,439	30,424	(708,248)	280,489	67,019	7,574	—	2,150,123
International Small Company	247,809	3,187,485	166,677	(841,571)	72,490	413,412	47,145	38,224	2,998,493
Mid Cap Stock	127,080	3,856,609	1,029,262	(1,429,420)	594,047	(557,077)	—	832,901	3,493,421
Mid Value	197,590	3,682,520	318,008	(1,142,206)	268,087	380,815	43,718	81,322	3,507,224
Short Duration Bond	1,428,701	12,665,564	2,770,465	(1,056,175)	1,868	19,580	200,178	—	14,401,302
Short Duration Credit Opportunities	256,864	5,287,564	165,932	(3,073,764)	93,673	43,864	54,891	—	2,517,269
Small Cap Growth	66,224	1,769,536	143,964	(626,218)	122,716	249,568	—	62,297	1,659,566
Small Cap Value	73,915	1,709,265	111,787	(747,896)	24,375	554,460	6,873	—	1,651,991
Strategic Equity Allocation	2,883,157	41,380,562	2,849,790	(8,989,594)	1,491,951	1,555,613	578,304	1,815,483	38,288,322
Strategic Income Opportunities	1,662,686	18,418,818	1,299,306	(1,419,580)	51,235	438,571	213,047	—	18,788,350
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	101

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. High Yield Bond	79,079	$2,516,354	$95,579	$(1,788,457)	$222,463	$(139,688)	$66,157	—	$906,251
					$4,723,372	$3,528,162	$3,501,274	$7,551,506	$244,487,036
Multimanager 2010 Lifetime Portfolio
Absolute Return Currency	170,040	$1,749,306	$194,729	$(133,160)	$(643)	$(46,916)	—	—	$1,763,316
Alternative Risk Premia	225,268	1,869,726	—	—	—	(22,527)	—	—	1,847,199
Blue Chip Growth	19,731	1,299,712	217,337	(397,696)	44,353	(49,495)	—	$52,927	1,114,211
Bond	1,300,494	20,992,250	2,746,817	(1,848,728)	(15,736)	(494,480)	$391,727	229,776	21,380,123
Capital Appreciation Value	698,511	9,891,639	1,819,890	(3,450,824)	257,749	(834,835)	104,229	1,468,022	7,683,619
Core Bond	1,502,694	19,414,279	3,190,177	(1,705,420)	(44,698)	(1,244,176)	252,128	827,171	19,610,162
Disciplined Value International	194,726	2,201,662	673,752	(619,492)	(3,543)	374,470	32,808	—	2,626,849
Diversified Real Assets	919,797	8,582,501	391,997	(1,131,353)	(85,721)	1,330,167	213,189	—	9,087,591
Emerging Markets Debt	909,766	8,281,821	839,342	(742,825)	(17,922)	73,112	177,324	—	8,433,528
Emerging Markets Equity	67,383	624,737	563,425	(242,222)	70,103	16,932	4,755	20,023	1,032,975
Equity Income	78,105	1,278,593	510,360	(493,439)	57,054	186,876	16,605	7,035	1,539,444
Floating Rate Income	833,797	5,796,909	1,257,576	(437,574)	(10,544)	272,460	118,395	—	6,878,827
Fundamental Global Franchise	209,780	2,799,199	380,680	(673,623)	49,030	50,183	1,227	203,985	2,605,469
Fundamental Large Cap Core	25,408	1,611,717	426,794	(545,323)	103,533	64,737	8,372	—	1,661,458
Global Equity	227,531	3,521,753	250,917	(1,013,609)	186,479	53,318	30,273	48,855	2,998,858
Global Shareholder Yield	203,352	2,427,809	197,643	(554,309)	63,247	151,284	36,071	—	2,285,674
High Yield	2,335,226	6,287,532	1,743,767	(224,100)	(11,264)	190,539	172,113	—	7,986,474
International Dynamic Growth	23,543	382,723	60,234	(134,667)	28,971	14,939	—	20,518	352,200
International Growth	44,564	1,905,248	70,302	(565,009)	107,172	164,561	5,799	—	1,682,274
International Small Company	137,084	1,778,150	139,627	(537,572)	44,662	233,850	26,330	21,347	1,658,717
Mid Cap Stock	52,584	1,608,210	464,241	(638,568)	210,719	(199,066)	—	352,675	1,445,536
Mid Value	80,853	1,524,537	265,703	(632,824)	95,118	182,599	18,213	33,879	1,435,133
Short Duration Bond	1,250,448	11,302,799	2,251,070	(970,092)	396	20,347	180,298	—	12,604,520
Short Duration Credit Opportunities	180,535	3,806,933	157,069	(2,297,201)	73,437	29,001	40,185	—	1,769,239
102	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Growth	32,889	$880,534	$122,706	$(367,849)	$61,152	$127,664	—	$31,201	$824,207
Small Cap Value	36,685	870,064	150,979	(498,808)	49,289	248,377	$3,455	—	819,901
Strategic Equity Allocation	1,568,812	22,550,086	2,518,782	(5,978,634)	903,566	840,024	315,808	991,421	20,833,824
Strategic Income Opportunities	1,131,916	12,716,422	815,379	(1,093,458)	13,238	339,068	148,889	—	12,790,649
U.S. High Yield Bond	51,252	1,714,863	84,646	(1,270,593)	147,139	(88,713)	45,531	—	587,342
					$2,376,336	$1,984,300	$2,343,724	$4,308,835	$157,339,319
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect portfolio performance.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	103

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Robert E. Sykes, CFA
Nathan W. Thooft, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
The portfolios' proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the portfolios' holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. The portfolios' Form N-PORT ﬁlings are available on our website and the SEC’s website, sec.gov.
We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
104	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Disciplined Alternative Yield
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core
ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multimanager Lifetime Portfolio. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1554158	LCSA 2/21
4/21

Semiannual report
John Hancock
Alternative Asset Allocation Fund
Alternative
February 28, 2021

A message to shareholders
Dear shareholder,
Financial assets produced robust, broad-based returns, with stocks worldwide finishing the six months ended February 28, 2021, largely in positive territory. Favorable news regarding the efficacy of multiple COVID-19 vaccines and resolution around the U.S. presidential election pushed stocks higher during the period. The results in the bond market have been much more mixed. While the U.S. and foreign high-yield markets have produced positive returns, investment-grade and government bonds have predominantly remained in the red.
Although the U.S. has benefited from a decrease in COVID-19 infections, an influx of new jobs, and a decline in the unemployment rate, other global economies have not fared as well. Some economies may have reopened too early and many industries worldwide will take time to recover from the losses suffered.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Alternative Asset Allocation Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
10	Financial statements
13	Financial highlights
19	Notes to financial statements
28	More information
SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2021 (%)

The HFRX Global Hedge Fund Index is composed of all eligible hedge fund strategies including four principal strategies: equity hedge, event driven, macro/managed futures, and relative value arbitrage.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | SEMIANNUAL REPORT

Portfolio summary
ASSET ALLOCATION AS OF 2/28/2021 (% of net assets)
Affiliated investment companies	73.8
Absolute return strategies	36.0
Alternative investment approaches	30.8
Alternative markets	7.0
Unaffiliated investment companies	26.0
Absolute return strategies	11.7
Alternative investment approaches	10.6
Alternative markets	3.7
Short-term investments and other	0.2
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other preexisting political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	2.30	3.01	1.88	-1.16	15.98	20.44
Class C1	5.95	3.36	1.71	2.72	17.94	18.49
Class I2	7.98	4.39	2.73	4.28	23.98	30.94
Class R2[1,2]	7.60	3.98	2.28	4.05	21.52	25.32
Class R4[1,2]	7.83	4.24	2.51	4.14	23.07	28.10
Class R6[1,2]	8.09	4.50	2.78	4.31	24.62	31.56
Index†	9.38	4.22	1.27	6.34	22.95	13.47
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the fund invests. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6
Gross (%)	1.89	2.59	1.59	1.97	1.82	1.47
Net (%)	1.67	2.37	1.37	1.75	1.50	1.25
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the HFRX Global Hedge Fund Index.
See the following page for footnotes.
4	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Alternative Asset Allocation Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the HFRX Global Hedge Fund Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	2-28-11	11,849	11,849	11,347
Class I2	2-28-11	13,094	13,094	11,347
Class R2[1,2]	2-28-11	12,532	12,532	11,347
Class R4[1,2]	2-28-11	12,810	12,810	11,347
Class R6[1,2]	2-28-11	13,156	13,156	11,347
The HFRX Global Hedge Fund Index is composed of all eligible hedge fund strategies including four principal strategies: equity hedge, event driven, macro/managed futures, and relative value arbitrage.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class C shares were first offered on 6-14-11; Class R2 shares were first offered on 3-1-12; Class R4 shares were first offered on 6-27-13; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund's prospectus.
[3]	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2020	Ending value on 2-28-2021	Expenses paid during period ended 2-28-2021[1]	Annualized expense ratio[2]
Class A	Actual expenses/actual returns	$1,000.00	$1,040.60	$3.29	0.65%
	Hypothetical example	1,000.00	1,021.60	3.26	0.65%
Class C	Actual expenses/actual returns	1,000.00	1,037.20	6.82	1.35%
	Hypothetical example	1,000.00	1,018.10	6.76	1.35%
Class I	Actual expenses/actual returns	1,000.00	1,042.80	1.77	0.35%
	Hypothetical example	1,000.00	1,023.10	1.76	0.35%
Class R2	Actual expenses/actual returns	1,000.00	1,040.50	3.64	0.72%
	Hypothetical example	1,000.00	1,021.20	3.61	0.72%
Class R4	Actual expenses/actual returns	1,000.00	1,041.40	2.53	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Class R6	Actual expenses/actual returns	1,000.00	1,043.10	1.27	0.25%
	Hypothetical example	1,000.00	1,023.60	1.25	0.25%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on mixed of underlying funds held by the fund.
SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	7

Fund’s investments
AS OF 2-28-21 (unaudited)
	Shares	Value
Affiliated investment companies (A) 73.8%		$343,208,646
(Cost $329,003,279)
Absolute return strategies 36.0%		167,435,189
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (B)	2,544,327	26,384,675
Alternative Risk Premia, Class NAV, JHIT (Unigestion) (B)	3,273,658	26,843,994
Credit Suisse Managed Futures Strategy Fund (B)(C)	2,186,618	22,937,623
Diversified Macro, Class NAV, JHIT (Graham)	3,964,147	37,064,771
Multi-Asset Absolute Return, Class NAV, JHF II (NIMNAI)	5,766,396	54,204,126
Alternative investment approaches 30.8%		143,208,141
Seaport Long/Short, Class NAV, JHIT (Wellington)	4,182,102	53,489,085
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	3,587,636	35,158,835
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (D)	4,828,338	54,560,221
Alternative markets 7.0%		32,565,316
Infrastructure, Class NAV, JHIT (Wellington)	1,625,763	21,622,652

Invesco DB Gold Fund (B)(C)	218,399	10,942,664
Unaffiliated investment companies 26.0%		$121,015,714
(Cost $108,959,466)
Absolute return strategies 11.7%		54,386,577
IQ Merger Arbitrage ETF	499,618	16,327,516
The Arbitrage Fund, Class I	2,850,866	38,059,061
Alternative investment approaches 10.6%		49,172,620
JPMorgan Hedged Equity Fund	2,021,069	49,172,620
Alternative markets 3.7%		17,456,517
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	696,079	12,097,853
Vanguard Real Estate ETF	60,984	5,358,664

	Yield (%)	Shares	Value
Short-term investments 0.1%			$325,972
(Cost $325,972)
Short-term funds 0.1%			325,972
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0302(E)	325,972	325,972

Total investments (Cost $438,288,717) 99.9%	$464,550,332
Other assets and liabilities, net 0.1%	427,177
Total net assets 100.0%	$464,977,509

8	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
(D)	The subadvisor is an affiliate of the advisor.
(E)	The rate shown is the annualized seven-day yield as of 2-28-21.
At 2-28-21, the aggregate cost of investments for federal income tax purposes was $450,431,557. Net unrealized appreciation aggregated to $14,118,775, of which $21,890,451 related to gross unrealized appreciation and $7,771,676 related to gross unrealized depreciation.
Subadvisors of Affiliated Underlying Funds
First Quadrant, L.P.	(First Quadrant)
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
Nordea Investment Management North America, Inc.	(NIMNAI)
Stone Harbor Investment Partners LP	(Stone Harbor)
Unigestion (UK) Limited	(Unigestion)
Wellington Management Company LLP	(Wellington)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $109,285,438)	$121,341,686
Affiliated investments, at value (Cost $329,003,279)	343,208,646
Total investments, at value (Cost $438,288,717)	464,550,332
Dividends and interest receivable	184,340
Receivable for fund shares sold	967,444
Receivable for investments sold	735,803
Receivable for securities lending income	2,477
Receivable from affiliates	1,751
Other assets	72,080
Total assets	466,514,227
Liabilities
Due to custodian	356,556
Payable for investments purchased	561,502
Payable for fund shares repurchased	473,685
Payable to affiliates
Accounting and legal services fees	22,679
Transfer agent fees	38,551
Distribution and service fees	187
Trustees' fees	435
Other liabilities and accrued expenses	83,123
Total liabilities	1,536,718
Net assets	$464,977,509
Net assets consist of
Paid-in capital	$491,302,555
Total distributable earnings (loss)	(26,325,046)
Net assets	$464,977,509

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($63,693,348 ÷ 4,231,320 shares)[1]	$15.05
Class C ($20,767,444 ÷ 1,374,657 shares)[1]	$15.11
Class I ($358,884,498 ÷ 23,834,341 shares)	$15.06
Class R2 ($895,540 ÷ 59,556 shares)	$15.04
Class R4 ($42,905 ÷ 2,847 shares)	$15.07
Class R6 ($20,693,774 ÷ 1,374,072 shares)	$15.06
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.84

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-21 (unaudited)

Investment income
Dividends from affiliated investments	$2,555,046
Dividends	849,418
Securities lending	16,716
Interest	51
Total investment income	3,421,231
Expenses
Investment management fees	893,316
Distribution and service fees	224,878
Accounting and legal services fees	37,428
Transfer agent fees	250,564
Trustees' fees	3,921
Custodian fees	18,441
State registration fees	50,153
Printing and postage	33,351
Professional fees	28,995
Other	17,906
Total expenses	1,558,953
Less expense reductions	(529,140)
Net expenses	1,029,813
Net investment income	2,391,418
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	483,400
Affiliated investments	1,705,469
Capital gain distributions received from unaffiliated investments	2,373,033
Capital gain distributions received from affiliated investments	2,288,841
6,850,743
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	4,653,749
Affiliated investments	5,255,171
9,908,920
Net realized and unrealized gain	16,759,663
Increase in net assets from operations	$19,151,081
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20
Increase (decrease) in net assets
From operations
Net investment income	$2,391,418	$4,321,045
Net realized gain	6,850,743	6,000,154
Change in net unrealized appreciation (depreciation)	9,908,920	801,562
Increase in net assets resulting from operations	19,151,081	11,122,761
Distributions to shareholders
From earnings
Class A	(483,892)	(2,347,118)
Class C	(19,302)	(1,030,673)
Class I	(3,660,140)	(15,281,356)
Class R2	(5,324)	(44,843)
Class R4	(547)	(1,208)
Class R6	(236,228)	(800,607)
Total distributions	(4,405,433)	(19,505,805)
From fund share transactions	(12,542,944)	(96,498,367)
Total increase (decrease)	2,202,704	(104,881,411)
Net assets
Beginning of period	462,774,805	567,656,216
End of period	$464,977,509	$462,774,805
12	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$14.57	$14.66	$14.51	$14.55	$13.96	$14.12
Net investment income[2,3]	0.06	0.09	0.25	0.13	0.10	0.22
Net realized and unrealized gain (loss) on investments	0.53	0.31	0.17	0.01	0.60	—[4]
Total from investment operations	0.59	0.40	0.42	0.14	0.70	0.22
Less distributions
From net investment income	(0.03)	(0.27)	(0.17)	(0.11)	(0.08)	(0.21)
From net realized gain	(0.08)	(0.22)	(0.10)	(0.07)	(0.03)	(0.17)
Total distributions	(0.11)	(0.49)	(0.27)	(0.18)	(0.11)	(0.38)
Net asset value, end of period	$15.05	$14.57	$14.66	$14.51	$14.55	$13.96
Total return (%)[5,6]	4.06[7]	2.74	3.05	0.95	5.03	1.60
Ratios and supplemental data
Net assets, end of period (in millions)	$64	$62	$73	$95	$136	$278
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	0.88[9]	0.88	0.77	0.72	0.72	0.73
Expenses including reductions[8]	0.65[9]	0.66	0.64	0.59	0.59	0.59
Net investment income[3]	0.48[9]	0.63	1.73	0.86	0.71	1.56
Portfolio turnover (%)	7	37	39	18	10	17

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[9]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	13

CLASS C SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$14.58	$14.67	$14.51	$14.56	$13.97	$14.12
Net investment income (loss)[2,3]	—[4]	(0.01)	0.15	0.02	—[4]	0.12
Net realized and unrealized gain (loss) on investments	0.54	0.31	0.18	0.01	0.60	0.01
Total from investment operations	0.54	0.30	0.33	0.03	0.60	0.13
Less distributions
From net investment income	—	(0.17)	(0.07)	(0.01)	—	(0.11)
From net realized gain	(0.01)	(0.22)	(0.10)	(0.07)	(0.01)	(0.17)
Total distributions	(0.01)	(0.39)	(0.17)	(0.08)	(0.01)	(0.28)
Net asset value, end of period	$15.11	$14.58	$14.67	$14.51	$14.56	$13.97
Total return (%)[5,6]	3.72[7]	2.04	2.37	0.19	4.30	0.94
Ratios and supplemental data
Net assets, end of period (in millions)	$21	$31	$42	$57	$72	$99
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	1.58[9]	1.58	1.47	1.42	1.42	1.43
Expenses including reductions[8]	1.35[9]	1.36	1.34	1.29	1.29	1.29
Net investment income (loss)[3]	(0.30)[9]	(0.06)	1.02	0.17	—[10]	0.85
Portfolio turnover (%)	7	37	39	18	10	17

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[9]	Annualized.
[10]	Less than 0.005%.
14	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$14.59	$14.68	$14.53	$14.58	$13.99	$14.15
Net investment income[2,3]	0.08	0.14	0.29	0.17	0.14	0.26
Net realized and unrealized gain (loss) on investments	0.54	0.30	0.18	—[4]	0.60	—[4]
Total from investment operations	0.62	0.44	0.47	0.17	0.74	0.26
Less distributions
From net investment income	(0.07)	(0.31)	(0.22)	(0.15)	(0.12)	(0.25)
From net realized gain	(0.08)	(0.22)	(0.10)	(0.07)	(0.03)	(0.17)
Total distributions	(0.15)	(0.53)	(0.32)	(0.22)	(0.15)	(0.42)
Net asset value, end of period	$15.06	$14.59	$14.68	$14.53	$14.58	$13.99
Total return (%)[5]	4.28[6]	3.04	3.39	1.18	5.34	1.93
Ratios and supplemental data
Net assets, end of period (in millions)	$359	$347	$423	$510	$495	$433
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	0.58[8]	0.58	0.49	0.42	0.40	0.42
Expenses including reductions[7]	0.35[8]	0.36	0.35	0.30	0.28	0.28
Net investment income[3]	0.76[8]	0.95	2.04	1.16	1.01	1.88
Portfolio turnover (%)	7	37	39	18	10	17

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	15

CLASS R2 SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$14.55	$14.64	$14.49	$14.53	$13.95	$14.11
Net investment income[2,3]	0.06	0.08	0.24	0.11	0.08	0.20
Net realized and unrealized gain (loss) on investments	0.53	0.31	0.17	0.01	0.60	0.01
Total from investment operations	0.59	0.39	0.41	0.12	0.68	0.21
Less distributions
From net investment income	(0.02)	(0.26)	(0.16)	(0.09)	(0.07)	(0.20)
From net realized gain	(0.08)	(0.22)	(0.10)	(0.07)	(0.03)	(0.17)
Total distributions	(0.10)	(0.48)	(0.26)	(0.16)	(0.10)	(0.37)
Net asset value, end of period	$15.04	$14.55	$14.64	$14.49	$14.53	$13.95
Total return (%)[4]	4.05[5]	2.65	2.95	0.85	4.87	1.51
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$2	$3	$4	$7
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.95[7]	0.96	0.87	0.83	0.82	0.81
Expenses including reductions[6]	0.72[7]	0.75	0.74	0.70	0.69	0.67
Net investment income[3]	0.38[7]	0.54	1.67	0.78	0.60	1.43
Portfolio turnover (%)	7	37	39	18	10	17

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[7]	Annualized.
16	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$14.60	$14.69	$14.54	$14.58	$13.99	$14.15
Net investment income[2,3]	0.07	0.07	0.27	0.15	0.12	0.14
Net realized and unrealized gain (loss) on investments	0.53	0.35	0.18	0.01	0.60	0.10
Total from investment operations	0.60	0.42	0.45	0.16	0.72	0.24
Less distributions
From net investment income	(0.05)	(0.29)	(0.20)	(0.13)	(0.10)	(0.23)
From net realized gain	(0.08)	(0.22)	(0.10)	(0.07)	(0.03)	(0.17)
Total distributions	(0.13)	(0.51)	(0.30)	(0.20)	(0.13)	(0.40)
Net asset value, end of period	$15.07	$14.60	$14.69	$14.54	$14.58	$13.99
Total return (%)[4]	4.14[5]	2.91	3.22	1.10	5.18	1.79
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$1	$5	$4
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	0.83[8]	0.81	0.73	0.67	0.66	0.67
Expenses including reductions[7]	0.50[8]	0.50	0.50	0.44	0.44	0.43
Net investment income[3]	0.64[8]	0.45	1.76	1.05	0.85	1.00
Portfolio turnover (%)	7	37	39	18	10	17

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	17

CLASS R6 SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$14.60	$14.69	$14.54	$14.58	$13.99	$14.15
Net investment income[2,3]	0.09	0.14	0.32	0.18	0.16	0.21
Net realized and unrealized gain (loss) on investments	0.54	0.32	0.16	0.02	0.60	0.07
Total from investment operations	0.63	0.46	0.48	0.20	0.76	0.28
Less distributions
From net investment income	(0.09)	(0.33)	(0.23)	(0.17)	(0.14)	(0.27)
From net realized gain	(0.08)	(0.22)	(0.10)	(0.07)	(0.03)	(0.17)
Total distributions	(0.17)	(0.55)	(0.33)	(0.24)	(0.17)	(0.44)
Net asset value, end of period	$15.06	$14.60	$14.69	$14.54	$14.58	$13.99
Total return (%)[4]	4.31[5]	3.15	3.49	1.34	5.45	2.05
Ratios and supplemental data
Net assets, end of period (in millions)	$21	$22	$26	$18	$15	$16
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.48[7]	0.46	0.37	0.32	0.31	0.32
Expenses including reductions[6]	0.25[7]	0.25	0.24	0.20	0.18	0.17
Net investment income[3]	0.86[7]	1.01	2.23	1.26	1.11	1.52
Portfolio turnover (%)	7	37	39	18	10	17

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[7]	Annualized.
18	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Alternative Asset Allocation Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund operates as a “fund of funds", investing in affiliated underlying funds of the Trust, other series of the Trust, other funds in John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The accounting policies of the John Hancock underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and other open-end mutual funds are valued at their respective NAVs each business day. ETFs held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	19

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of February 28, 2021, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a
20	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT

lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of February 28, 2021, there were no securities on loan.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended February 28, 2021 were $2,932.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2020, the fund has a short-term capital loss carryforward of $12,159,629 and a long-term capital loss carryforward of $33,120,920 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	21

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to partnerships and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund pays the Advisor a management fee for its services to the fund. Manulife Investment Management (US) LLC, a division of Manulife Asset Management (US) LLC, acts as the fund’s sole subadvisor. The fund is not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).
Management fees are determined in accordance with the following schedule:
	First $5.0 billion of aggregate net assets	Excess over $5.0 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.100%	0.075%
Other assets	0.550%	0.525%
The Advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which “Other expenses” of the fund exceed 0.04% of the average net assets of the fund. “Other expenses” means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
22	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT

The Advisor has contractually agreed to reduce its management fee by 0.05% of the fund’s average daily net assets up to $5 billion, and by 0.025% of the fund’s average daily net assets over $5 billion. The current expense limitation agreement expires on December 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive its management fee for the fund so that the aggregate advisory fee retained by the Advisor with respect to both the fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.55% of the fund’s first $5 billion of average daily net assets and 0.525% of the fund’s average daily net assets in excess of $5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
For the six months ended February 28, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$71,993
Class C	29,531
Class I	402,817
Class R2	980
Class	Expense reduction
Class R4	$67
Class R6	23,723
Total	$529,111

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2021, were equivalent to a net annual effective rate of 0.16% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2021, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $29 for Class R4 shares for the six months ended February 28, 2021.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $17,712 for the six months ended February 28, 2021. Of this amount, $2,893 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $14,819 was paid as sales commissions to broker-dealers.
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	23

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2021, CDSCs received by the Distributor amounted to $35 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$94,076	$35,585
Class C	128,709	14,637
Class I	—	199,231
Class R2	1,992	44
Class R4	101	3
Class R6	—	1,064
Total	$224,878	$250,564
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2021 and for the year ended August 31, 2020 were as follows:
	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	666,592	$9,932,032	532,714	$7,649,230
Distributions reinvested	31,159	465,517	154,878	2,244,177
Repurchased	(711,318)	(10,594,054)	(1,445,757)	(20,620,988)
Net decrease	(13,567)	$(196,505)	(758,165)	$(10,727,581)
24	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT

	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class C shares
Sold	23,244	$344,161	42,781	$618,193
Distributions reinvested	1,277	19,165	68,875	1,002,820
Repurchased	(764,711)	(11,377,304)	(888,201)	(12,690,671)
Net decrease	(740,190)	$(11,013,978)	(776,545)	$(11,069,658)
Class I shares
Sold	3,007,168	$44,625,677	6,847,511	$97,633,578
Distributions reinvested	239,814	3,582,824	942,827	13,652,128
Repurchased	(3,209,348)	(47,667,954)	(12,832,637)	(180,420,235)
Net increase (decrease)	37,634	$540,547	(5,042,299)	$(69,134,529)
Class R2 shares
Sold	8,173	$122,284	18,549	$264,201
Distributions reinvested	307	4,586	2,864	41,474
Repurchased	(11,308)	(166,969)	(118,578)	(1,709,278)
Net decrease	(2,828)	$(40,099)	(97,165)	$(1,403,603)
Class R4 shares
Sold	207	$3,099	6,520	$94,845
Distributions reinvested	37	547	83	1,208
Repurchased	(1,387)	(21,069)	(20,027)	(289,651)
Net decrease	(1,143)	$(17,423)	(13,424)	$(193,598)
Class R6 shares
Sold	211,067	$3,150,782	521,425	$7,378,383
Distributions reinvested	15,812	236,228	55,291	800,607
Repurchased	(350,547)	(5,202,496)	(842,680)	(12,148,388)
Net decrease	(123,668)	$(1,815,486)	(265,964)	$(3,969,398)
Total net decrease	(843,762)	$(12,542,944)	(6,953,562)	$(96,498,367)
Affiliates of the fund owned 1.1% of shares of Class R6, on February 28, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $32,244,778 and $42,536,931, respectively, for the six months ended February 28, 2021.
Note 7—Investment in affiliated underlying funds
The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying funds’ net assets. At February 28, 2021, the fund held 5% or more of the net assets of the underlying funds shown below:
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	25

Fund	Underlying fund’s net assets
JHF Alternative Risk Premia Fund	21.8%
JHF II Multi-Asset Absolute Return Fund	12.3%
JHF Diversified Macro Fund	11.8%
JHF II Short Duration Credit Opportunities Fund	8.1%
JHF II Absolute Return Currency Fund	7.0%
JHF Seaport Long/Short Fund	5.5%
Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Absolute Return Currency	2,544,327	$23,151,965	$4,653,120	$(763,778)	$109,777	$(766,409)	—	—	$26,384,675
Alternative Risk Premia	3,273,658	26,554,507	1,080,964	(475,754)	(96,670)	(219,053)	—	—	26,843,994
Diversified Macro	3,964,147	37,189,046	2,112,724	(1,649,568)	(88,924)	(498,507)	$812,055	—	37,064,771
Infrastructure	1,625,763	22,603,789	1,430,960	(3,821,927)	206,794	1,203,036	235,846	$102,654	21,622,652
John Hancock Collateral Trust*	—	4,960,751	64,550,946	(69,509,127)	3,789	(6,359)	16,716	—	—
Multi-Asset Absolute Return	5,766,396	53,222,920	1,817,759	(1,872,585)	(206,606)	1,242,638	490,529	—	54,204,126
Seaport Long/Short	4,182,102	60,117,066	3,960,548	(13,458,886)	1,513,266	1,357,091	—	2,186,187	53,489,085
Short Duration Credit Opportunities	3,587,636	35,265,044	530,281	(1,507,175)	12,777	857,908	384,093	—	35,158,835
Strategic Income Opportunities	4,828,338	54,540,666	740,115	(2,238,422)	86,847	1,431,015	632,523	—	54,560,221
					$1,541,050	$4,601,360	$2,571,762	$2,288,841	$309,328,359

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Transactions in securities of affiliated issuers
Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the six months ended February 28, 2021, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Credit Suisse Managed Futures Strategy Fund	2,186,618	$23,059,268	$823,983	$(3,289,544)	$(48,422)	$2,392,338	—	—	$22,937,623
26	JOHN HANCOCK Alternative Asset Allocation Fund | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Invesco DB Gold Fund	218,399	$10,475,808	2,881,585	$(889,043)	$212,841	$(1,738,527)	—	—	$10,942,664
					$164,419	$653,811	—	—	$33,880,287
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Alternative Asset Allocation Fund	27

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Nathan W. Thooft, CFA
Christopher Walsh, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
28	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core
ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1554116	345SA 2/21
4/2021

Semiannual report
John Hancock
Global Equity Fund
International equity
February 28, 2021

A message to shareholders
Dear shareholder,
The global financial markets finished the six months ended February 28, 2021, with gains. Favorable news regarding the efficacy of multiple COVID-19 vaccines and resolution around the U.S. presidential election pushed stocks higher.
While the U.S. has benefited from a decrease in COVID-19 infections, an influx of new jobs, and a decline in the unemployment rate, other global economies have not fared as well. Some economies may have reopened too early and many industries worldwide will take time to recover from the losses suffered.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Equity Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
12	Financial statements
15	Financial highlights
22	Notes to financial statements
32	More information
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2021 (%)

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/28/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2021 (% of net assets)
Alphabet, Inc., Class A	4.8
Microsoft Corp.	4.5
Samsung Electronics Company, Ltd.	3.3
Johnson & Johnson	3.3
Apple, Inc.	3.1
Oracle Corp.	3.0
AutoZone, Inc.	2.8
Comcast Corp., Class A	2.8
CRH PLC	2.8
Unilever PLC	2.6
TOTAL	33.0
Cash and cash equivalents are not included.

COUNTRY COMPOSITION AS OF 2/28/2021 (% of net assets)
United States	58.8
United Kingdom	11.8
France	9.1
Netherlands	8.0
Ireland	3.5
South Korea	3.3
Switzerland	3.3
Japan	2.2
TOTAL	100.0
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	3

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other preexisting political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception (5-16-13)	6-month	5-year	Since inception (5-16-13)
Class A	14.67	9.28	7.14	3.30	55.86	71.10
Class C1	18.95	9.63	7.28	7.36	58.38	72.84
Class I2	21.18	10.71	8.16	8.93	66.33	84.24
Class R2[1,2]	20.71	10.39	7.84	8.71	63.91	80.03
Class R4[1,2]	21.10	10.69	8.06	8.96	66.15	82.93
Class R6[1,2]	21.30	10.87	8.18	9.04	67.50	84.60
Class NAV[2]	21.31	10.88	8.30	9.05	67.59	86.16
Index†	29.34	14.10	9.90	11.73	93.43	108.69
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.32	2.02	1.02	1.40	1.25	0.90	0.89
Net (%)	1.31	2.01	1.01	1.39	1.14	0.89	0.88
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the MSCI World Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Equity Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI World Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	5-16-13	17,284	17,284	20,869
Class I2	5-16-13	18,424	18,424	20,869
Class R2[1,2]	5-16-13	18,003	18,003	20,869
Class R4[1,2]	5-16-13	18,293	18,293	20,869
Class R6[1,2]	5-16-13	18,460	18,460	20,869
Class NAV[2]	5-16-13	18,616	18,616	20,869
The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class C, Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund's prospectuses.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2020	Ending value on 2-28-2021	Expenses paid during period ended 2-28-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,087.30	$6.62	1.28%
	Hypothetical example	1,000.00	1,018.40	6.41	1.28%
Class C	Actual expenses/actual returns	1,000.00	1,083.60	10.23	1.98%
	Hypothetical example	1,000.00	1,015.00	9.89	1.98%
Class I	Actual expenses/actual returns	1,000.00	1,089.30	5.08	0.98%
	Hypothetical example	1,000.00	1,019.90	4.91	0.98%
Class R2	Actual expenses/actual returns	1,000.00	1,087.10	7.14	1.38%
	Hypothetical example	1,000.00	1,018.00	6.90	1.38%
Class R4	Actual expenses/actual returns	1,000.00	1,089.60	5.44	1.05%
	Hypothetical example	1,000.00	1,019.60	5.26	1.05%
Class R6	Actual expenses/actual returns	1,000.00	1,090.40	4.56	0.88%
	Hypothetical example	1,000.00	1,020.40	4.41	0.88%
Class NAV	Actual expenses/actual returns	1,000.00	1,090.50	4.51	0.87%
	Hypothetical example	1,000.00	1,020.50	4.36	0.87%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-21 (unaudited)
	Shares	Value
Common stocks 92.1%		$819,837,125
(Cost $652,779,031)
France 9.1%		81,537,416
Capgemini SE	109,948	17,657,640
Cie Generale des Etablissements Michelin SCA	138,253	19,990,104
Danone SA	271,993	18,495,760
Sanofi	132,856	12,192,280
TOTAL SE	283,114	13,201,632
Ireland 3.5%		30,867,625
Accenture PLC, Class A	25,392	6,370,853
CRH PLC	564,088	24,496,772
Japan 2.2%		19,344,605
FANUC Corp.	33,504	8,372,882
Mitsubishi Estate Company, Ltd.	630,478	10,971,723
Netherlands 8.0%		70,968,187
Akzo Nobel NV	122,007	12,616,712
Heineken NV	122,669	12,121,067
Koninklijke Ahold Delhaize NV	742,273	19,599,513
Koninklijke Philips NV (A)	239,306	13,065,393
Stellantis NV	836,923	13,565,502
Switzerland 3.3%		29,133,330
Chubb, Ltd.	80,651	13,112,240
Roche Holding AG	48,836	16,021,090
United Kingdom 11.8%		105,024,085
Amcor PLC, CHESS Depositary Interest	1,408,147	15,397,619
Associated British Foods PLC (A)	481,503	15,967,936
Direct Line Insurance Group PLC	1,933,511	8,643,985
Ferguson PLC	86,269	10,206,607
RELX PLC	704,061	16,659,569
Tesco PLC	4,293,183	13,493,988
Unilever PLC	445,409	23,138,095
Unilever PLC (London Stock Exchange)	29,088	1,516,286
United States 54.2%		482,961,877
Alexion Pharmaceuticals, Inc. (A)	108,955	16,642,876
Alphabet, Inc., Class A (A)	21,363	43,194,063
Apple, Inc.	227,190	27,549,059
Applied Materials, Inc.	118,375	13,990,741
Arthur J. Gallagher & Company	112,589	13,488,162
AutoZone, Inc. (A)	21,794	25,279,296
Bank of America Corp.	615,922	21,378,653
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	9

	Shares	Value
United States (continued)
Comcast Corp., Class A	472,777	$24,924,803
Electronic Arts, Inc.	76,013	10,183,462
F5 Networks, Inc. (A)	36,314	6,898,934
Facebook, Inc., Class A (A)	51,623	13,299,117
Fortune Brands Home & Security, Inc.	106,253	8,833,874
Intel Corp.	202,998	12,338,218
Johnson & Johnson	186,827	29,604,606
Johnson Controls International PLC	194,959	10,876,763
JPMorgan Chase & Co.	109,145	16,062,870
Kimberly-Clark Corp.	132,438	16,995,769
Merck & Company, Inc.	215,132	15,622,886
Microsoft Corp.	172,093	39,990,971
Northrop Grumman Corp.	73,671	21,486,884
Oracle Corp.	418,328	26,986,339
Philip Morris International, Inc.	130,016	10,923,944
Stanley Black & Decker, Inc.	75,168	13,142,373
Starbucks Corp.	93,517	10,102,642
The Home Depot, Inc.	47,331	12,227,491
Verizon Communications, Inc.	240,550	13,302,415

Waste Management, Inc.	68,849	7,634,666
Preferred securities 3.3%		$29,687,288
(Cost $17,984,149)
South Korea 3.3%		29,687,288
Samsung Electronics Company, Ltd.	458,974	29,687,288

	Yield (%)	Shares	Value
Short-term investments 4.3%			$38,199,263
(Cost $38,199,261)
Short-term funds 4.3%			38,199,263
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.0200(B)	38,199,262	38,199,263

Total investments (Cost $708,962,441) 99.7%	$887,723,676
Other assets and liabilities, net 0.3%	2,750,862
Total net assets 100.0%	$890,474,538

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 2-28-21.
10	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	9,873,908	USD	11,996,135	MSI	3/17/2021	—	$(77,816)
USD	55,045,366	EUR	45,354,214	TD	3/17/2021	$300,481	—
						$300,481	$(77,816)

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
TD	The Toronto-Dominion Bank
At 2-28-21, the aggregate cost of investments for federal income tax purposes was $713,569,745. Net unrealized appreciation aggregated to $174,376,596, of which $187,333,416 related to gross unrealized appreciation and $12,956,820 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $708,962,441)	$887,723,676
Unrealized appreciation on forward foreign currency contracts	300,481
Foreign currency, at value (Cost $4,044,649)	4,048,369
Dividends and interest receivable	2,136,186
Receivable for fund shares sold	45,821
Other assets	82,314
Total assets	894,336,847
Liabilities
Unrealized depreciation on forward foreign currency contracts	77,816
Payable for investments purchased	1,998,462
Payable for fund shares repurchased	1,614,449
Payable to affiliates
Accounting and legal services fees	42,310
Transfer agent fees	7,764
Distribution and service fees	18
Trustees' fees	490
Other liabilities and accrued expenses	121,000
Total liabilities	3,862,309
Net assets	$890,474,538
Net assets consist of
Paid-in capital	$872,316,694
Total distributable earnings (loss)	18,157,844
Net assets	$890,474,538

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($50,494,535 ÷ 3,830,804 shares)[1]	$13.18
Class C ($2,617,758 ÷ 198,870 shares)[1]	$13.16
Class I ($16,431,810 ÷ 1,246,360 shares)	$13.18
Class R2 ($84,647 ÷ 6,407 shares)	$13.21
Class R4 ($63,599 ÷ 4,823 shares)	$13.19
Class R6 ($206,903,707 ÷ 15,699,810 shares)	$13.18
Class NAV ($613,878,482 ÷ 46,589,346 shares)	$13.18
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.87

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-21 (unaudited)

Investment income
Dividends	$10,978,562
Interest	1,489
Less foreign taxes withheld	(324,790)
Total investment income	10,655,261
Expenses
Investment management fees	3,361,392
Distribution and service fees	91,160
Accounting and legal services fees	69,527
Transfer agent fees	48,634
Trustees' fees	7,112
Custodian fees	115,992
State registration fees	45,193
Printing and postage	21,738
Professional fees	38,603
Other	19,614
Total expenses	3,818,965
Less expense reductions	(33,203)
Net expenses	3,785,762
Net investment income	6,869,499
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	26,406,584
Forward foreign currency contracts	(3,176,550)
Redemptions in kind	18,269,807
41,499,841
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	21,093,911
Forward foreign currency contracts	2,734,198
23,828,109
Net realized and unrealized gain	65,327,950
Increase in net assets from operations	$72,197,449
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20
Increase (decrease) in net assets
From operations
Net investment income	$6,869,499	$10,140,763
Net realized gain	41,499,841	9,356,939
Change in net unrealized appreciation (depreciation)	23,828,109	81,418,107
Increase in net assets resulting from operations	72,197,449	100,915,809
Distributions to shareholders
From earnings
Class A	(968,204)	(930,247)
Class C	(41,089)	(132,508)
Class I	(364,900)	(352,089)
Class R2	(1,413)	(2,544)
Class R4	(1,357)	(1,244)
Class R6	(4,755,224)	(330,603)
Class NAV	(13,459,075)	(15,698,858)
Total distributions	(19,591,262)	(17,448,093)
From fund share transactions	9,643,226	32,766,072
Total increase	62,249,413	116,233,788
Net assets
Beginning of period	828,225,125	711,991,337
End of period	$890,474,538	$828,225,125
14	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$12.36	$11.47	$11.92	$12.03	$10.94	$10.24
Net investment income[2]	0.08	0.12	0.18	0.16	0.15	0.19
Net realized and unrealized gain (loss) on investments	1.00	1.02	0.08	0.72	1.11	0.68
Total from investment operations	1.08	1.14	0.26	0.88	1.26	0.87
Less distributions
From net investment income	(0.07)	(0.19)	(0.20)	(0.17)	(0.17)	(0.17)
From net realized gain	(0.19)	(0.06)	(0.51)	(0.82)	—	—
Total distributions	(0.26)	(0.25)	(0.71)	(0.99)	(0.17)	(0.17)
Net asset value, end of period	$13.18	$12.36	$11.47	$11.92	$12.03	$10.94
Total return (%)[3,4]	8.73[5]	9.99	3.23	7.50	11.64	8.59
Ratios and supplemental data
Net assets, end of period (in millions)	$50	$45	$42	$44	$46	$56
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29[6]	1.31	1.30	1.28	1.29	1.36
Expenses including reductions	1.28[6]	1.30	1.29	1.27	1.28	1.35
Net investment income (loss)	0.79[6,7]	1.01	1.60	1.36	1.34	1.86
Portfolio turnover (%)	20[8]	74	18	43	46	35

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[8]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	15

CLASS C SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$12.32	$11.44	$11.87	$11.99	$10.91	$10.21
Net investment income[2]	0.02	0.03	0.10	0.08	0.08	0.12
Net realized and unrealized gain (loss) on investments	1.01	1.03	0.10	0.71	1.09	0.67
Total from investment operations	1.03	1.06	0.20	0.79	1.17	0.79
Less distributions
From net investment income	—[3]	(0.12)	(0.12)	(0.09)	(0.09)	(0.09)
From net realized gain	(0.19)	(0.06)	(0.51)	(0.82)	—	—
Total distributions	(0.19)	(0.18)	(0.63)	(0.91)	(0.09)	(0.09)
Net asset value, end of period	$13.16	$12.32	$11.44	$11.87	$11.99	$10.91
Total return (%)[4,5]	8.36[6]	9.22	2.59	6.69	10.83	7.82
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$6	$10	$13	$17	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	1.99[7]	2.01	2.00	1.98	1.98	2.06
Expenses including reductions	1.98[7]	2.00	1.99	1.97	1.98	2.05
Net investment income (loss)	(0.22)[7,8]	0.27	0.89	0.66	0.69	1.17
Portfolio turnover (%)	20[9]	74	18	43	46	35

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[9]	Excludes in-kind transactions.
16	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$12.37	$11.48	$11.94	$12.05	$10.96	$10.26
Net investment income[2]	0.10	0.15	0.21	0.19	0.21	0.23
Net realized and unrealized gain (loss) on investments	1.00	1.03	0.07	0.72	1.08	0.67
Total from investment operations	1.10	1.18	0.28	0.91	1.29	0.90
Less distributions
From net investment income	(0.10)	(0.23)	(0.23)	(0.20)	(0.20)	(0.20)
From net realized gain	(0.19)	(0.06)	(0.51)	(0.82)	—	—
Total distributions	(0.29)	(0.29)	(0.74)	(1.02)	(0.20)	(0.20)
Net asset value, end of period	$13.18	$12.37	$11.48	$11.94	$12.05	$10.96
Total return (%)[3]	8.93[4]	10.28	3.52	7.80	11.95	8.93
Ratios and supplemental data
Net assets, end of period (in millions)	$16	$16	$14	$19	$26	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99[5]	1.01	1.01	0.98	0.97	1.05
Expenses including reductions	0.98[5]	1.00	1.00	0.97	0.97	1.04
Net investment income (loss)	1.07[5,6]	1.32	1.86	1.61	1.83	2.22
Portfolio turnover (%)	20[7]	74	18	43	46	35

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[7]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	17

CLASS R2 SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$12.38	$11.49	$11.93	$12.05	$10.96	$10.25
Net investment income[2]	0.08	0.10	0.16	0.13	0.16	0.20
Net realized and unrealized gain (loss) on investments	1.00	1.03	0.10	0.74	1.10	0.67
Total from investment operations	1.08	1.13	0.26	0.87	1.26	0.87
Less distributions
From net investment income	(0.06)	(0.18)	(0.19)	(0.17)	(0.17)	(0.16)
From net realized gain	(0.19)	(0.06)	(0.51)	(0.82)	—	—
Total distributions	(0.25)	(0.24)	(0.70)	(0.99)	(0.17)	(0.16)
Net asset value, end of period	$13.21	$12.38	$11.49	$11.93	$12.05	$10.96
Total return (%)[3]	8.71[4]	9.87	3.21	7.43	11.69	8.59
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.38[6]	1.39	1.39	1.30	1.23	1.29
Expenses including reductions	1.38[6]	1.39	1.39	1.29	1.22	1.28
Net investment income (loss)	0.76[6,7]	0.86	1.40	1.10	1.44	1.97
Portfolio turnover (%)	20[8]	74	18	43	46	35

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[8]	Excludes in-kind transactions.
18	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$12.37	$11.48	$11.93	$12.04	$10.95	$10.25
Net investment income[2]	0.09	0.15	0.21	0.16	0.19	0.22
Net realized and unrealized gain (loss) on investments	1.02	1.02	0.08	0.75	1.09	0.67
Total from investment operations	1.11	1.17	0.29	0.91	1.28	0.89
Less distributions
From net investment income	(0.10)	(0.22)	(0.23)	(0.20)	(0.19)	(0.19)
From net realized gain	(0.19)	(0.06)	(0.51)	(0.82)	—	—
Total distributions	(0.29)	(0.28)	(0.74)	(1.02)	(0.19)	(0.19)
Net asset value, end of period	$13.19	$12.37	$11.48	$11.93	$12.04	$10.95
Total return (%)[3]	8.96[4]	10.21	3.54	7.74	11.91	8.86
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15[6]	1.16	1.16	1.13	1.13	1.20
Expenses including reductions	1.05[6]	1.05	1.05	1.02	1.02	1.09
Net investment income (loss)	1.01[6,7]	1.27	1.84	1.33	1.67	2.16
Portfolio turnover (%)	20[8]	74	18	43	46	35

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[8]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	19

CLASS R6 SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$12.37	$11.48	$11.94	$12.04	$10.95	$10.26
Net investment income[2]	0.10	0.20	0.22	0.22	0.24	0.27
Net realized and unrealized gain (loss) on investments	1.02	0.99	0.07	0.72	1.06	0.64
Total from investment operations	1.12	1.19	0.29	0.94	1.30	0.91
Less distributions
From net investment income	(0.12)	(0.24)	(0.24)	(0.22)	(0.21)	(0.22)
From net realized gain	(0.19)	(0.06)	(0.51)	(0.82)	—	—
Total distributions	(0.31)	(0.30)	(0.75)	(1.04)	(0.21)	(0.22)
Net asset value, end of period	$13.18	$12.37	$11.48	$11.94	$12.04	$10.95
Total return (%)[3]	9.04[4]	10.38	3.63	7.99	12.09	8.97
Ratios and supplemental data
Net assets, end of period (in millions)	$207	$197	$7	$7	$5	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88[5]	0.89	0.90	0.88	0.88	0.95
Expenses including reductions	0.88[5]	0.89	0.89	0.87	0.87	0.93
Net investment income (loss)	1.16[5,6]	1.76	1.99	1.88	2.11	2.52
Portfolio turnover (%)	20[7]	74	18	43	46	35

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[7]	Excludes in-kind transactions.
20	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$12.37	$11.48	$11.93	$12.04	$10.95	$10.26
Net investment income[2]	0.11	0.16	0.22	0.21	0.21	0.24
Net realized and unrealized gain (loss) on investments	1.01	1.03	0.09	0.72	1.09	0.67
Total from investment operations	1.12	1.19	0.31	0.93	1.30	0.91
Less distributions
From net investment income	(0.12)	(0.24)	(0.25)	(0.22)	(0.21)	(0.22)
From net realized gain	(0.19)	(0.06)	(0.51)	(0.82)	—	—
Total distributions	(0.31)	(0.30)	(0.76)	(1.04)	(0.21)	(0.22)
Net asset value, end of period	$13.18	$12.37	$11.48	$11.93	$12.04	$10.95
Total return (%)[3]	9.05[4]	10.39	3.73	7.92	12.09	8.97
Ratios and supplemental data
Net assets, end of period (in millions)	$614	$564	$638	$713	$747	$762
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[5]	0.88	0.88	0.87	0.87	0.93
Expenses including reductions	0.87[5]	0.87	0.88	0.86	0.86	0.93
Net investment income (loss)	1.18[5,6]	1.42	2.00	1.78	1.82	2.31
Portfolio turnover (%)	20[7]	74	18	43	46	35

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[7]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	21

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Global Equity Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs,
22	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT

these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 28, 2021, by major security category or type:
	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
France	$81,537,416	—	$81,537,416	—
Ireland	30,867,625	$6,370,853	24,496,772	—
Japan	19,344,605	—	19,344,605	—
Netherlands	70,968,187	—	70,968,187	—
Switzerland	29,133,330	13,112,240	16,021,090	—
United Kingdom	105,024,085	—	105,024,085	—
United States	482,961,877	482,961,877	—	—
Preferred securities	29,687,288	—	29,687,288	—
Short-term investments	38,199,263	38,199,263	—	—
Total investments in securities	$887,723,676	$540,644,233	$347,079,443	—
Derivatives:
Assets
Forward foreign currency contracts	$300,481	—	$300,481	—
Liabilities
Forward foreign currency contracts	(77,816)	—	(77,816)	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the
SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	23

ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended February 28, 2021 were $3,459.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
24	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2020, the fund has a short-term capital loss carryforward of $22,184,243 and a long-term capital loss carryforward of $175,440,318 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, characterization of distributions and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular
SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	25

counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 28, 2021, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging from $51.6 million to $67.0 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2021 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$300,481	$(77,816)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2021:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$(3,176,550)
26	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2021:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$2,734,198
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.800% of the first $1 billion of the fund’s aggregate net assets and b) 0.790% of the fund’s aggregate net assets in excess over $1 billion. Aggregate net assets include the net assets of the fund as well as Global Trust and Global Equity Trust, both series of John Hancock Variable Insurance Trust. On November 6, 2020, Global Equity Trust merged into Global Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agreed to reduce its management fee or, if necessary,make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.89% of average net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on December 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	27

For the six months ended February 28, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,869
Class C	153
Class I	627
Class R2	3
Class	Expense reduction
Class R4	$2
Class R6	8,118
Class NAV	22,401
Total	$33,173

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2021, were equivalent to a net annual effective rate of 0.79% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2021, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $30 for Class R4 shares for the six months ended February 28, 2021.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $7,027 for the six months ended February 28, 2021. Of this amount, $1,124 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $5,903 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2021, CDSCs received by the Distributor amounted to $242 and $17 for Class A and Class C shares, respectively.
28	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$71,026	$26,870
Class C	19,864	2,303
Class I	—	9,057
Class R2	188	4
Class R4	82	3
Class R6	—	10,397
Total	$91,160	$48,634
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2021 and for the year ended August 31, 2020 were as follows:
	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	423,018	$5,427,312	579,074	$6,608,799
Distributions reinvested	71,702	929,976	73,170	900,721
Repurchased	(310,107)	(3,962,999)	(709,867)	(8,108,593)
Net increase (decrease)	184,613	$2,394,289	(57,623)	$(599,073)
Class C shares
Sold	4,796	$61,734	42,940	$506,043
Distributions reinvested	3,168	41,089	10,012	123,450
Repurchased	(307,209)	(3,899,245)	(427,779)	(4,882,746)
Net decrease	(299,245)	$(3,796,422)	(374,827)	$(4,253,253)
SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	29

	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class I shares
Sold	121,578	$1,533,506	425,889	$4,494,372
Distributions reinvested	27,468	355,979	28,299	348,073
Repurchased	(178,620)	(2,257,828)	(416,254)	(4,570,576)
Net increase (decrease)	(29,574)	$(368,343)	37,934	$271,869
Class R2 shares
Sold	2,030	$26,614	1,882	$22,487
Distributions reinvested	109	1,413	206	2,544
Repurchased	(2,034)	(25,948)	(6,452)	(65,440)
Net increase (decrease)	105	$2,079	(4,364)	$(40,409)
Class R4 shares
Sold	38	$474	351	$3,968
Distributions reinvested	18	237	11	133
Repurchased	(5)	(61)	(1)	(18)
Net increase	51	$650	361	$4,083
Class R6 shares
Sold	5,849,817	$71,402,785	16,544,198	$174,275,838
Distributions reinvested	366,915	4,755,224	26,878	330,603
Repurchased	(6,421,326)	(78,736,044)	(1,263,093)	(14,123,557)
Net increase (decrease)	(204,594)	$(2,578,035)	15,307,983	$160,482,884
Class NAV shares
Sold	2,526,777	$33,873,931	2,538,046	$27,312,010
Distributions reinvested	1,039,311	13,459,075	1,277,368	15,698,858
Repurchased	(2,590,322)	(33,343,998)	(13,815,716)	(166,110,897)
Net increase (decrease)	975,766	$13,989,008	(10,000,302)	$(123,100,029)
Total net increase	627,122	$9,643,226	4,909,162	$32,766,072
Affiliates of the fund owned 82%, 2% and 100% of shares of Class R4, Class R6 and Class NAV, respectively, on February 28, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
On October 21, 2020, there was a redemption in kind from Class R6 shares of $59,160,387, which represented approximately 7.2% of the fund on that date. For purposes of US GAAP, this transaction was treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized. Net realized gain resulting from such redemption in kind is shown on the Statement of operations.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and in kind transactions, amounted to $194,955,626 and $159,810,127, respectively, for the six months ended February 28, 2021.
30	JOHN HANCOCK Global Equity Fund | SEMIANNUAL REPORT

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2021, funds within the John Hancock group of funds complex held 67.2% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	22.6%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	21.7%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	7.6%
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Global Equity Fund	31

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Paul G. Boyne
Stephen G. Hermsdorf
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
32	JOHN HANCOCK GLOBAL EQUITY FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core
ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1554138	425SA 2/21
4/2021

Semiannual report
John Hancock
Blue Chip Growth Fund
U.S. equity
February 28, 2021

A message to shareholders
Dear shareholder,
The U.S. stock market finished the six months ended February 28, 2021, with a strong gain. Favorable news regarding the efficacy of multiple COVID-19 vaccines and resolution around the U.S. presidential election pushed stocks higher. As the period drew to a close, COVID-19 infections had significantly declined, the U.S. economy added more jobs, and the unemployment rate decreased.
Despite the good news, there are still obstacles. Some regional economies may have reopened too early and many industries will take time to recover from the losses suffered.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Blue Chip Growth Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
14	Financial statements
17	Financial highlights
21	Notes to financial statements
30	More information
SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide long-term growth of capital. Current income is a secondary objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2021 (%)

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/28/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2021 (% of net assets)
Amazon.com, Inc.	10.8
Alphabet, Inc., Class C	6.2
Facebook, Inc., Class A	6.0
Microsoft Corp.	5.5
Apple, Inc.	4.6
Visa, Inc., Class A	3.1
PayPal Holdings, Inc.	3.1
Tencent Holdings, Ltd.	3.1
Alibaba Group Holding, Ltd., ADR	3.0
Netflix, Inc.	2.5
TOTAL	47.9
Cash and cash equivalents are not included.

COUNTRY COMPOSITION AS OF 2/28/2021 (% of net assets)
United States	88.1
China	6.5
Singapore	1.7
Canada	1.2
Other countries	2.5
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity.
SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	3

The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other preexisting political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	32.85	20.63	16.01	-1.97	155.42	341.42
Class C1	37.82	20.98	16.09	1.85	159.12	344.69
Class 1[2]	40.32	22.27	16.80	3.37	173.26	372.58
Class NAV[2]	40.36	22.33	16.86	3.38	173.90	374.89
Index 1†	31.29	16.82	13.43	9.74	117.61	252.59
Index 2†	44.26	22.22	16.45	5.34	172.73	358.51
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class 1 and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class 1	Class NAV
Gross (%)	1.20	1.90	0.83	0.78
Net (%)	1.14	1.89	0.82	0.77
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the S&P 500 Index; Index 2 is the Russell 1000 Growth Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Blue Chip Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C1,3	2-28-11	44,469	44,469	35,259	45,851
Class 1[2]	2-28-11	47,258	47,258	35,259	45,851
Class NAV	2-28-11	47,489	47,489	35,259	45,851
The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
The Russell 1000 Growth Index is an unmanaged index that measures the performance of the large-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class A and Class C shares were first offered on 3-27-15. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund's prospectuses.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2020	Ending value on 2-28-2021	Expenses paid during period ended 2-28-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,031.90	$5.74	1.14%
	Hypothetical example	1,000.00	1,019.10	5.71	1.14%
Class C	Actual expenses/actual returns	1,000.00	1,028.30	9.30	1.85%
	Hypothetical example	1,000.00	1,015.60	9.25	1.85%
Class 1	Actual expenses/actual returns	1,000.00	1,033.70	3.98	0.79%
	Hypothetical example	1,000.00	1,020.90	3.96	0.79%
Class NAV	Actual expenses/actual returns	1,000.00	1,033.80	3.73	0.74%
	Hypothetical example	1,000.00	1,021.10	3.71	0.74%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-21 (unaudited)
	Shares	Value
Common stocks 99.5%		$5,040,514,529
(Cost $1,827,644,588)
Communication services 24.3%		1,228,337,047
Entertainment 5.2%
Netflix, Inc. (A)	233,985	126,082,817
Roku, Inc. (A)	8,900	3,519,772
Sea, Ltd., ADR (A)	368,822	86,927,657
Spotify Technology SA (A)	106,458	32,723,060
The Walt Disney Company (A)	70,831	13,389,892
Interactive media and services 19.0%
Alphabet, Inc., Class A (A)	35,080	70,928,603
Alphabet, Inc., Class C (A)	154,052	313,782,357
Facebook, Inc., Class A (A)	1,184,027	305,029,036
Kuaishou Technology (A)(B)	56,700	2,257,342
Match Group, Inc. (A)	312,339	47,741,016
Pinterest, Inc., Class A (A)	37,000	2,981,460
Snap, Inc., Class A (A)	1,003,581	65,895,128
Tencent Holdings, Ltd.	1,775,000	154,419,562
Media 0.0%
Charter Communications, Inc., Class A (A)	2,040	1,251,377
Wireless telecommunication services 0.1%
T-Mobile US, Inc. (A)	11,736	1,407,968
Consumer discretionary 20.6%		1,044,581,759
Auto components 0.2%
Aptiv PLC (A)	68,841	10,315,135
Hotels, restaurants and leisure 1.1%
Chipotle Mexican Grill, Inc. (A)	23,168	33,408,256
Domino's Pizza, Inc.	6,848	2,372,900
Hilton Worldwide Holdings, Inc. (A)	10,864	1,343,660
Marriott International, Inc., Class A (A)	21,185	3,136,863
McDonald's Corp.	2,702	556,990
Starbucks Corp.	42,000	4,537,260
Yum! Brands, Inc.	124,300	12,868,779
Internet and direct marketing retail 15.4%
Alibaba Group Holding, Ltd., ADR (A)	635,092	150,999,474
Amazon.com, Inc. (A)	177,458	548,865,171
Booking Holdings, Inc. (A)	17,928	41,745,527
DoorDash, Inc., Class A (A)(C)	18,528	3,140,311
Etsy, Inc. (A)	63,888	14,072,610
JD.com, Inc., ADR (A)	105,200	9,875,124
Pinduoduo, Inc., ADR (A)	66,863	11,444,271
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	9

	Shares	Value
Consumer discretionary (continued)
Multiline retail 1.0%
Dollar General Corp.	254,857	$48,165,424
Dollar Tree, Inc. (A)	2,479	243,438
Specialty retail 1.3%
Carvana Company (A)	73,600	20,865,600
Ross Stores, Inc.	326,246	38,053,333
The TJX Companies, Inc.	118,864	7,843,835
Textiles, apparel and luxury goods 1.6%
Lululemon Athletica, Inc. (A)	105,275	32,812,112
NIKE, Inc., Class B	337,852	45,535,693
VF Corp.	30,077	2,379,993
Consumer staples 0.1%		3,973,454
Personal products 0.1%
The Estee Lauder Companies, Inc., Class A	13,900	3,973,454
Financials 3.6%		180,735,644
Capital markets 3.2%
Intercontinental Exchange, Inc.	190,615	21,026,741
Morgan Stanley	142,097	10,922,996
MSCI, Inc.	1,482	614,319
S&P Global, Inc.	98,428	32,418,246
The Charles Schwab Corp.	494,420	30,515,602
The Goldman Sachs Group, Inc.	200,550	64,071,714
Insurance 0.4%
Chubb, Ltd.	104,472	16,985,058
Marsh & McLennan Companies, Inc.	23,855	2,748,573
Willis Towers Watson PLC	6,492	1,432,395
Health care 10.8%		549,137,921
Biotechnology 0.8%
AbbVie, Inc.	42,557	4,585,091
Exact Sciences Corp. (A)	2,100	285,852
Incyte Corp. (A)	142,788	11,231,704
Vertex Pharmaceuticals, Inc. (A)	123,615	26,274,368
Health care equipment and supplies 3.8%
Abbott Laboratories	48,100	5,761,418
Align Technology, Inc. (A)	8,684	4,924,783
Becton, Dickinson and Company	2,087	503,280
Danaher Corp.	226,976	49,859,818
Dentsply Sirona, Inc.	36,500	1,937,055
Intuitive Surgical, Inc. (A)	86,493	63,728,042
Stryker Corp.	273,153	66,291,502
10	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Health care providers and services 4.5%
Anthem, Inc.	64,058	$19,421,745
Centene Corp. (A)	347,694	20,354,007
Cigna Corp.	243,775	51,168,373
HCA Healthcare, Inc.	180,804	31,103,712
Humana, Inc.	33,474	12,708,404
UnitedHealth Group, Inc.	277,829	92,300,350
Health care technology 0.2%
Veeva Systems, Inc., Class A (A)	41,729	11,688,710
Life sciences tools and services 0.9%
PPD, Inc. (A)	113,897	3,993,229
Thermo Fisher Scientific, Inc.	89,744	40,391,980
Pharmaceuticals 0.6%
Eli Lilly & Company	46,600	9,547,874
Zoetis, Inc.	135,768	21,076,624
Industrials 2.4%		124,025,253
Airlines 0.0%
United Airlines Holdings, Inc. (A)	6,112	321,980
Commercial services and supplies 0.3%
Cintas Corp.	41,188	13,358,916
Copart, Inc. (A)	9,300	1,015,188
Industrial conglomerates 0.7%
General Electric Company	986,929	12,376,090
Honeywell International, Inc.	12,984	2,627,312
Roper Technologies, Inc.	53,068	20,039,538
Machinery 0.2%
Fortive Corp.	171,627	11,296,489
Parker-Hannifin Corp.	10,500	3,013,080
Professional services 0.7%
Clarivate PLC (A)	150,158	3,416,095
CoStar Group, Inc. (A)	33,224	27,368,602
Equifax, Inc.	23,519	3,807,256
Road and rail 0.5%
Canadian Pacific Railway, Ltd.	1,871	666,188
Kansas City Southern	5,265	1,117,970
Norfolk Southern Corp.	51,709	13,033,771
Union Pacific Corp.	51,305	10,566,778
Information technology 37.2%		1,885,297,370
Electronic equipment, instruments and components 0.3%
TE Connectivity, Ltd.	105,100	13,666,153
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	11

	Shares	Value
Information technology (continued)
IT services 13.6%
Automatic Data Processing, Inc.	18,500	$3,219,370
Fidelity National Information Services, Inc.	163,886	22,616,268
Fiserv, Inc. (A)	480,477	55,432,631
Global Payments, Inc.	508,123	100,603,273
Mastercard, Inc., Class A	339,678	120,195,060
MongoDB, Inc. (A)	27,000	10,420,110
PayPal Holdings, Inc. (A)	598,403	155,495,020
Shopify, Inc., Class A (A)	19,755	25,305,562
Snowflake, Inc., Class A (A)	5,607	1,455,241
Square, Inc., Class A (A)	12,055	2,773,012
Twilio, Inc., Class A (A)	22,068	8,670,076
Visa, Inc., Class A	736,871	156,504,032
Wix.com, Ltd. (A)	76,067	26,514,674
Semiconductors and semiconductor equipment 3.8%
Advanced Micro Devices, Inc. (A)	448,002	37,860,649
Applied Materials, Inc.	95,475	11,284,190
Marvell Technology Group, Ltd.	763,325	36,853,331
Maxim Integrated Products, Inc.	107,256	9,993,042
Monolithic Power Systems, Inc.	24,867	9,313,189
NVIDIA Corp.	130,693	71,695,566
QUALCOMM, Inc.	14,529	1,978,705
Texas Instruments, Inc.	86,260	14,860,010
Software 14.9%
Atlassian Corp. PLC, Class A (A)	46,351	11,017,633
Coupa Software, Inc. (A)	21,635	7,491,335
Crowdstrike Holdings, Inc., Class A (A)	28,800	6,220,800
DocuSign, Inc. (A)	70,700	16,024,862
Fortinet, Inc. (A)	2,838	479,196
Intuit, Inc.	284,946	111,168,832
Microsoft Corp.	1,191,974	276,990,918
Paycom Software, Inc. (A)	15,653	5,857,979
RingCentral, Inc., Class A (A)	2,488	940,862
salesforce.com, Inc. (A)	451,670	97,786,555
ServiceNow, Inc. (A)	233,628	124,631,193
Splunk, Inc. (A)	172,075	24,608,446
Synopsys, Inc. (A)	151,861	37,237,836
Workday, Inc., Class A (A)	67,560	16,564,361
Zoom Video Communications, Inc., Class A (A)	45,279	16,916,687
Technology hardware, storage and peripherals 4.6%
Apple, Inc.	1,935,104	234,650,711
12	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials 0.5%		$24,426,081
Chemicals 0.4%
Linde PLC	58,948	14,399,228
The Sherwin-Williams Company	6,909	4,700,469
Containers and packaging 0.1%
Avery Dennison Corp.	30,400	5,326,384

	Yield (%)	Shares	Value
Short-term investments 0.3%			$13,642,577
(Cost $13,642,776)
Short-term funds 0.3%			13,642,577
John Hancock Collateral Trust (D)	0.1222(E)	311,249	3,114,233
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0302(E)	500,219	500,219
T. Rowe Price Government Reserve Fund	0.0502(E)	10,028,125	10,028,125

Total investments (Cost $1,841,287,364) 99.8%	$5,054,157,106
Other assets and liabilities, net 0.2%	10,074,075
Total net assets 100.0%	$5,064,231,181

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 2-28-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 2-28-21.
At 2-28-21, the aggregate cost of investments for federal income tax purposes was $1,858,997,283. Net unrealized appreciation aggregated to $3,195,159,823, of which $3,198,816,579 related to gross unrealized appreciation and $3,656,756 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,838,172,932) including $3,053,721 of securities loaned	$5,051,042,873
Affiliated investments, at value (Cost $3,114,432)	3,114,233
Total investments, at value (Cost $1,841,287,364)	5,054,157,106
Dividends and interest receivable	1,530,986
Receivable for fund shares sold	1,825,513
Receivable for investments sold	21,594,045
Receivable for securities lending income	1,012
Receivable from affiliates	731
Other assets	146,105
Total assets	5,079,255,498
Liabilities
Payable for investments purchased	8,841,800
Payable for fund shares repurchased	2,343,903
Payable upon return of securities loaned	3,114,843
Payable to affiliates
Accounting and legal services fees	248,414
Transfer agent fees	96,360
Trustees' fees	2,478
Other liabilities and accrued expenses	376,519
Total liabilities	15,024,317
Net assets	$5,064,231,181
Net assets consist of
Paid-in capital	$1,688,937,732
Total distributable earnings (loss)	3,375,293,449
Net assets	$5,064,231,181

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($990,690,719 ÷ 17,992,210 shares)[1]	$55.06
Class C ($91,817,551 ÷ 1,761,768 shares)[1]	$52.12
Class 1 ($2,325,482,203 ÷ 41,300,644 shares)	$56.31
Class NAV ($1,656,240,708 ÷ 29,328,936 shares)	$56.47
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$57.96

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-21 (unaudited)

Investment income
Dividends	$8,488,440
Interest	6,499
Securities lending	6,223
Less foreign taxes withheld	(3,246)
Total investment income	8,497,916
Expenses
Investment management fees	18,250,584
Distribution and service fees	2,453,547
Accounting and legal services fees	411,695
Transfer agent fees	588,218
Trustees' fees	42,404
Custodian fees	258,881
State registration fees	44,659
Printing and postage	31,061
Professional fees	87,211
Other	72,702
Total expenses	22,240,962
Less expense reductions	(890,027)
Net expenses	21,350,935
Net investment loss	(12,853,019)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	280,286,054
Affiliated investments	(391)
280,285,663
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(100,864,310)
Affiliated investments	(205)
(100,864,515)
Net realized and unrealized gain	179,421,148
Increase in net assets from operations	$166,568,129
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20
Increase (decrease) in net assets
From operations
Net investment loss	$(12,853,019)	$(10,034,396)
Net realized gain	280,285,663	170,277,652
Change in net unrealized appreciation (depreciation)	(100,864,515)	1,353,590,186
Increase in net assets resulting from operations	166,568,129	1,513,833,442
Distributions to shareholders
From earnings
Class A	(44,997,858)	(9,393,035)
Class C	(4,621,610)	(1,190,326)
Class 1	(106,252,592)	(27,066,770)
Class NAV	(76,844,497)	(22,236,121)
Total distributions	(232,716,557)	(59,886,252)
From fund share transactions	10,507,243	(292,263,908)
Total increase (decrease)	(55,641,185)	1,161,683,282
Net assets
Beginning of period	5,119,872,366	3,958,189,084
End of period	$5,064,231,181	$5,119,872,366
16	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$55.94	$40.48	$42.40	$38.65	$32.33	$34.71
Net investment loss[2]	(0.22)	(0.23)	(0.12)	(0.16)	(0.09)	(0.10)
Net realized and unrealized gain (loss) on investments	1.98	16.33	0.84	9.76	8.37	2.01
Total from investment operations	1.76	16.10	0.72	9.60	8.28	1.91
Less distributions
From net realized gain	(2.64)	(0.64)	(2.64)	(5.85)	(1.96)	(4.29)
Net asset value, end of period	$55.06	$55.94	$40.48	$42.40	$38.65	$32.33
Total return (%)[3,4]	3.19[5]	40.25	3.14	27.50	27.10	5.37
Ratios and supplemental data
Net assets, end of period (in millions)	$991	$943	$579	$477	$286	$222
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19[6]	1.21	1.20	1.20	1.24	1.24
Expenses including reductions	1.14[6]	1.14	1.14	1.14	1.14	1.14
Net investment loss	(0.80)[6]	(0.52)	(0.30)	(0.40)	(0.25)	(0.31)
Portfolio turnover (%)	13	28	38	25	26	34

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	17

CLASS C SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$53.27	$38.86	$41.11	$37.89	$31.96	$34.60
Net investment loss[2]	(0.39)	(0.53)	(0.39)	(0.43)	(0.34)	(0.33)
Net realized and unrealized gain (loss) on investments	1.88	15.58	0.78	9.50	8.23	1.98
Total from investment operations	1.49	15.05	0.39	9.07	7.89	1.65
Less distributions
From net realized gain	(2.64)	(0.64)	(2.64)	(5.85)	(1.96)	(4.29)
Net asset value, end of period	$52.12	$53.27	$38.86	$41.11	$37.89	$31.96
Total return (%)[3,4]	2.83[5]	39.22	2.40	26.56	26.16	4.57
Ratios and supplemental data
Net assets, end of period (in millions)	$92	$100	$74	$66	$36	$36
Ratios (as a percentage of average net assets):
Expenses before reductions	1.89[6]	1.91	1.90	1.90	1.94	1.94
Expenses including reductions	1.85[6]	1.88	1.87	1.86	1.89	1.89
Net investment loss	(1.51)[6]	(1.26)	(1.03)	(1.12)	(1.00)	(1.06)
Portfolio turnover (%)	13	28	38	25	26	34

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
18	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$57.05	$41.13	$42.89	$38.92	$32.46	$34.75
Net investment income (loss)[2]	(0.12)	(0.08)	0.01	(0.03)	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	2.02	16.64	0.87	9.85	8.41	2.02
Total from investment operations	1.90	16.56	0.88	9.82	8.43	2.01
Less distributions
From net investment income	—	—	—	—	(0.01)	(0.01)
From net realized gain	(2.64)	(0.64)	(2.64)	(5.85)	(1.96)	(4.29)
Total distributions	(2.64)	(0.64)	(2.64)	(5.85)	(1.97)	(4.30)
Net asset value, end of period	$56.31	$57.05	$41.13	$42.89	$38.92	$32.46
Total return (%)[3]	3.37[4]	40.74	3.50	27.92	27.49	5.67
Ratios and supplemental data
Net assets, end of period (in millions)	$2,325	$2,345	$1,804	$1,763	$1,306	$1,065
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82[5]	0.84	0.84	0.84	0.87	0.87
Expenses including reductions	0.79[5]	0.80	0.81	0.80	0.83	0.83
Net investment income (loss)	(0.45)[5]	(0.18)	0.04	(0.07)	0.06	(0.03)
Portfolio turnover (%)	13	28	38	25	26	34

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	19

CLASS NAV SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$57.20	$41.22	$42.95	$38.95	$32.48	$34.76
Net investment income (loss)[2]	(0.11)	(0.06)	0.04	(0.01)	0.04	0.01
Net realized and unrealized gain (loss) on investments	2.02	16.68	0.87	9.86	8.41	2.02
Total from investment operations	1.91	16.62	0.91	9.85	8.45	2.03
Less distributions
From net investment income	—	—	—	—	(0.02)	(0.02)
From net realized gain	(2.64)	(0.64)	(2.64)	(5.85)	(1.96)	(4.29)
Total distributions	(2.64)	(0.64)	(2.64)	(5.85)	(1.98)	(4.31)
Net asset value, end of period	$56.47	$57.20	$41.22	$42.95	$38.95	$32.48
Total return (%)[3]	3.38[4]	40.80	3.57	27.98	27.54	5.74
Ratios and supplemental data
Net assets, end of period (in millions)	$1,656	$1,732	$1,501	$882	$995	$1,364
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77[5]	0.79	0.79	0.79	0.82	0.82
Expenses including reductions	0.74[5]	0.75	0.76	0.75	0.78	0.78
Net investment income (loss)	(0.40)[5]	(0.14)	0.09	(0.02)	0.11	0.02
Portfolio turnover (%)	13	28	38	25	26	34

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
20	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Blue Chip Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term growth of capital. Current income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following
SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	21

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 28, 2021, by major security category or type:
	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$1,228,337,047	$1,071,660,143	$156,676,904	—
Consumer discretionary	1,044,581,759	1,044,581,759	—	—
Consumer staples	3,973,454	3,973,454	—	—
Financials	180,735,644	180,735,644	—	—
Health care	549,137,921	549,137,921	—	—
Industrials	124,025,253	124,025,253	—	—
Information technology	1,885,297,370	1,885,297,370	—	—
Materials	24,426,081	24,426,081	—	—
Short-term investments	13,642,577	13,642,577	—	—
Total investments in securities	$5,054,157,106	$4,897,480,202	$156,676,904	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments.
22	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT

The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2021, the fund loaned securities valued at $3,053,721 and received $3,114,843 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments in companies located in certain foreign countries, such as China. For example, on November 12, 2020, the President of the United States signed an Executive Order prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. government as “Communist Chinese military companies.” As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund's performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	23

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended February 28, 2021 were $10,583.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
24	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.825% of the first $500 million of the fund’s aggregate net assets; b) 0.800% of the next $500 million of the fund’s aggregate net assets; c) 0.750% of the next $2 billion of the fund’s aggregate net assets; and d) 0.725% of the fund’s aggregate net assets in excess of $3 billion. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on the first $1 billion of aggregate net assets. Aggregate net assets include the net assets of the fund, Blue Chip Growth Trust, a series of John Hancock Variable Insurance Trust, and Manulife North American Equity Fund Series – (I). The Advisor has a subadvisory agreement with T.Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to each of Class A and Class C shares in an amount equal to the amount by which the expenses of Class A and Class C shares, as applicable, exceed 1.14% and 1.89%, respectively, of the average net assets attributable, to the applicable class. For purposes of this agreement, “expenses of Class A and Class C shares” means all expenses of the applicable class (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, underlying fund expenses (acquired fund fees), litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires on December 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive a portion of its management fees for this fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T.Rowe Price Associates, Inc. This voluntary expense reimbursement may be terminated at any time.
SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	25

For the six months ended February 28, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$212,270
Class C	15,777
Class 1	383,257
Class	Expense reduction
Class NAV	$278,723
Total	$890,027

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2021, were equivalent to a net annual effective rate of 0.70% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $783,488 for the six months ended February 28, 2021. Of this amount, $129,784 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $653,704 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2021, CDSCs received by the Distributor amounted to $7,763 and $3,704 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
26	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,413,294	$534,835
Class C	469,934	53,383
Class 1	570,319	—
Total	$2,453,547	$588,218
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$33,200,000	1	0.670%	$618
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2021 and for the year ended August 31, 2020 were as follows:
	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,191,677	$120,504,304	5,406,415	$233,260,930
Distributions reinvested	822,996	44,976,756	219,942	9,389,338
Repurchased	(1,873,076)	(102,859,189)	(3,085,843)	(131,980,801)
Net increase	1,141,597	$62,621,871	2,540,514	$110,669,467
Class C shares
Sold	83,253	$4,344,291	429,242	$17,537,714
Distributions reinvested	88,999	4,610,139	29,033	1,186,280
Repurchased	(283,373)	(14,857,065)	(499,089)	(20,538,772)
Net decrease	(111,121)	$(5,902,635)	(40,814)	$(1,814,778)
SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	27

	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	732,960	$41,620,823	1,969,579	$87,760,780
Distributions reinvested	1,902,804	106,252,592	623,227	27,066,770
Repurchased	(2,447,462)	(135,710,172)	(5,328,129)	(228,510,315)
Net increase (decrease)	188,302	$12,163,243	(2,735,323)	$(113,682,765)
Class NAV shares
Sold	609,737	$34,006,047	2,292,598	$102,403,120
Distributions reinvested	1,372,223	76,844,497	510,823	22,236,121
Repurchased	(2,934,251)	(169,225,780)	(8,939,995)	(412,075,073)
Net decrease	(952,291)	$(58,375,236)	(6,136,574)	$(287,435,832)
Total net increase (decrease)	266,487	$10,507,243	(6,372,197)	$(292,263,908)
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on February 28, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $627,342,788 and $880,178,417, respectively, for the six months ended February 28, 2021.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2021, funds within the John Hancock group of funds complex held 32.7% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	11.5%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	7.9%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
28	JOHN HANCOCK Blue Chip Growth Fund | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	311,249	$216,363	$44,720,308	$(41,821,842)	$(391)	$(205)	$6,223	—	$3,114,233

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Blue Chip Growth Fund	29

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
T. Rowe Price Associates, Inc.
Portfolio Managers
Larry J. Puglia, CFA, CPA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
30	JOHN HANCOCK BLUE CHIP GROWTH FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core
ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Blue Chip Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1554123	457SA 2/21
4/2021

Semiannual report
John Hancock
Fundamental Global Franchise Fund
International equity
February 28, 2021

A message to shareholders
Dear shareholder,
The global financial markets finished the six months ended February 28, 2021, with gains. Favorable news regarding the efficacy of multiple COVID-19 vaccines and resolution around the U.S. presidential election pushed stocks higher.
While the U.S. has benefited from a decrease in COVID-19 infections, an influx of new jobs, and a decline in the unemployment rate, other global economies have not fared as well. Some economies may have reopened too early and many industries worldwide will take time to recover from the losses suffered.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental Global Franchise Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
11	Financial statements
14	Financial highlights
18	Notes to financial statements
25	More information
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2021 (%)

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/28/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2021 (% of net assets)
eBay, Inc.	7.3
Amazon.com, Inc.	6.5
Danone SA	6.4
Heineken Holding NV	6.2
Berkshire Hathaway, Inc., Class B	5.9
Cie Financiere Richemont SA, A Shares	5.0
Anheuser-Busch InBev SA/NV	4.8
Ferrari NV	4.1
EXOR NV	3.0
Post Holdings, Inc.	3.0
TOTAL	52.2
Cash and cash equivalents are not included.

COUNTRY COMPOSITION AS OF 2/28/2021 (% of net assets)
United States	57.6
Netherlands	9.2
France	9.1
Italy	7.0
Switzerland	6.5
Belgium	4.8
United Kingdom	4.7
Japan	1.1
TOTAL	100.0
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	3

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other preexisting political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception (6-29-12)	6-month	5-year	Since inception (6-29-12)
Class A	20.40	10.75	10.92	5.17	66.59	145.72
Class I1	27.08	12.23	11.95	10.88	78.05	166.21
Class R6[1,2]	27.32	12.25	11.80	10.91	78.25	162.98
Class NAV[1]	27.33	12.37	12.08	10.92	79.19	168.89
Index†	29.34	14.10	12.03	11.73	93.43	167.87
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class I	Class R6	Class NAV
Gross (%)	1.32	1.02	0.90	0.89
Net (%)	1.31	1.01	0.89	0.88
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the MSCI World Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Fundamental Global Franchise Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI World Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I1	6-29-12	26,621	26,621	26,787
Class R6[1,2]	6-29-12	26,298	26,298	26,787
Class NAV[1]	6-29-12	26,889	26,889	26,787
The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund's prospectuses.
[2]	Class R6 shares were first offered on 2-13-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
6	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2020	Ending value on 2-28-2021	Expenses paid during period ended 2-28-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,106.80	$6.79	1.30%
	Hypothetical example	1,000.00	1,018.30	6.51	1.30%
Class I	Actual expenses/actual returns	1,000.00	1,108.80	5.23	1.00%
	Hypothetical example	1,000.00	1,019.80	5.01	1.00%
Class R6	Actual expenses/actual returns	1,000.00	1,109.10	4.71	0.90%
	Hypothetical example	1,000.00	1,020.30	4.51	0.90%
Class NAV	Actual expenses/actual returns	1,000.00	1,109.20	4.65	0.89%
	Hypothetical example	1,000.00	1,020.40	4.46	0.89%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 2-28-21 (unaudited)
	Shares	Value
Common stocks 90.6%		$457,994,495
(Cost $337,203,010)
Belgium 4.8%		24,437,788
Anheuser-Busch InBev SA/NV	424,683	24,437,788
France 9.1%		46,075,752
Danone SA	474,675	32,278,313
Sodexo SA (A)	144,033	13,797,439
Italy 7.0%		35,120,462
Ferrari NV	104,855	20,696,280
Salvatore Ferragamo SpA (A)	752,841	14,424,182
Japan 1.1%		5,742,208
Asics Corp.	348,300	5,742,208
Netherlands 9.2%		46,552,654
EXOR NV	189,692	15,205,470
Heineken Holding NV	364,085	31,347,184
Switzerland 6.5%		32,881,012
Cie Financiere Richemont SA, A Shares	261,543	25,202,696
Dufry AG (A)	112,468	7,678,316
United Kingdom 4.7%		23,734,070
Associated British Foods PLC (A)	325,689	10,800,724
Diageo PLC	216,025	8,498,179
Unilever PLC (London Stock Exchange)	85,083	4,435,167
United States 48.2%		243,450,549
Alexion Pharmaceuticals, Inc. (A)	36,265	5,539,481
Alnylam Pharmaceuticals, Inc. (A)	57,030	8,446,143
Alphabet, Inc., Class A (A)	2,819	5,699,764
Amazon.com, Inc. (A)	10,651	32,942,797
American Tower Corp.	69,793	15,084,361
Berkshire Hathaway, Inc., Class B (A)	124,125	29,853,304
CarGurus, Inc. (A)	232,395	6,030,650
Comcast Corp., Class A	282,258	14,880,642
eBay, Inc.	658,232	37,137,449
Fox Corp., Class A	253,258	8,436,024
Liberty Media Corp.-Liberty Formula One, Series A (A)	365,087	14,154,423
Liberty Media Corp.-Liberty Formula One, Series C (A)	343,256	15,068,938
Oracle Corp.	151,798	9,792,489
Post Holdings, Inc. (A)	157,694	15,148,086
The Hain Celestial Group, Inc. (A)	199,987	8,435,452
UnitedHealth Group, Inc.	34,547	11,477,204
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	9

	Shares	Value
United States (continued)
Walmart, Inc.	40,974	$5,323,342
Warrants 0.0%		$209,282
(Cost $0)
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (A)	594,918	209,282

	Yield (%)	Shares	Value
Short-term investments 14.8%			$74,614,761
(Cost $74,614,761)
Short-term funds 14.8%			74,614,761
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.0200(B)	74,614,761	74,614,761

Total investments (Cost $411,817,771) 105.4%	$532,818,538
Other assets and liabilities, net (5.4%)	(27,277,207)
Total net assets 100.0%	$505,541,331

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
CHF	Swiss Franc

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 2-28-21.
At 2-28-21, the aggregate cost of investments for federal income tax purposes was $415,624,338. Net unrealized appreciation aggregated to $117,194,200, of which $119,528,416 related to gross unrealized appreciation and $2,334,216 related to gross unrealized depreciation.
10	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $411,817,771)	$532,818,538
Foreign currency, at value (Cost $322,519)	322,519
Dividends and interest receivable	910,615
Receivable for fund shares sold	544,515
Other assets	56,052
Total assets	534,652,239
Liabilities
Payable for investments purchased	28,842,462
Payable for fund shares repurchased	150,385
Payable to affiliates
Accounting and legal services fees	22,565
Transfer agent fees	7,688
Trustees' fees	364
Other liabilities and accrued expenses	87,444
Total liabilities	29,110,908
Net assets	$505,541,331
Net assets consist of
Paid-in capital	$381,559,436
Total distributable earnings (loss)	123,981,895
Net assets	$505,541,331

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($5,521,016 ÷ 448,456 shares)[1]	$12.31
Class I ($81,183,418 ÷ 6,547,034 shares)	$12.40
Class R6 ($8,655,744 ÷ 697,027 shares)	$12.42
Class NAV ($410,181,153 ÷ 33,026,093 shares)	$12.42
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.96

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	11

STATEMENT OF OPERATIONS For the six months ended  2-28-21 (unaudited)

Investment income
Dividends	$1,342,819
Interest	2,834
Less foreign taxes withheld	(55,745)
Total investment income	1,289,908
Expenses
Investment management fees	1,786,275
Distribution and service fees	7,968
Accounting and legal services fees	36,667
Transfer agent fees	47,959
Trustees' fees	4,011
Custodian fees	71,468
State registration fees	33,863
Printing and postage	11,769
Professional fees	32,899
Other	16,804
Total expenses	2,049,683
Less expense reductions	(17,604)
Net expenses	2,032,079
Net investment loss	(742,171)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	8,289,565
8,289,565
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	38,344,202
38,344,202
Net realized and unrealized gain	46,633,767
Increase in net assets from operations	$45,891,596
12	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(742,171)	$1,371,024
Net realized gain	8,289,565	43,435,705
Change in net unrealized appreciation (depreciation)	38,344,202	(12,067,837)
Increase in net assets resulting from operations	45,891,596	32,738,892
Distributions to shareholders
From earnings
Class A	(420,778)	(299,153)
Class I	(6,291,435)	(1,973,680)
Class R6	(904,215)	(497,140)
Class NAV	(27,413,916)	(26,399,740)
Total distributions	(35,030,344)	(29,169,713)
From fund share transactions	54,107,347	(50,343,529)
Total increase (decrease)	64,968,599	(46,774,350)
Net assets
Beginning of period	440,572,732	487,347,082
End of period	$505,541,331	$440,572,732
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	13

Financial highlights
CLASS A SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$12.02	$11.91	$13.03	$14.21	$13.78	$12.71
Net investment income (loss)[2]	(0.04)[3]	(0.01)	0.02	0.05	0.05	0.07
Net realized and unrealized gain (loss) on investments	1.33	0.86	0.26	0.84	1.68	2.35
Total from investment operations	1.29	0.85	0.28	0.89	1.73	2.42
Less distributions
From net investment income	—	(0.05)	(0.02)	(0.08)	(0.04)	(0.07)
From net realized gain	(1.00)	(0.69)	(1.38)	(1.99)	(1.26)	(1.28)
Total distributions	(1.00)	(0.74)	(1.40)	(2.07)	(1.30)	(1.35)
Net asset value, end of period	$12.31	$12.02	$11.91	$13.03	$14.21	$13.78
Total return (%)[4,5]	10.68[6]	7.34	4.61	6.80	14.58	19.84
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$5	$5	$3	$1	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31[8]	1.32	1.31	1.29	1.28	1.28
Expenses including reductions	1.30[8]	1.31	1.30	1.28	1.27	1.28
Net investment income (loss)	(0.73)[3,8]	(0.09)	0.20	0.41	0.34	0.50
Portfolio turnover (%)	17	49	26	40	54	38

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
14	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$12.08	$11.97	$13.10	$14.28	$13.84	$12.76
Net investment income (loss)[2]	(0.03)[3]	0.03	0.09	0.07	0.10	0.13
Net realized and unrealized gain (loss) on investments	1.35	0.86	0.22	0.86	1.68	2.34
Total from investment operations	1.32	0.89	0.31	0.93	1.78	2.47
Less distributions
From net investment income	—	(0.09)	(0.06)	(0.12)	(0.08)	(0.11)
From net realized gain	(1.00)	(0.69)	(1.38)	(1.99)	(1.26)	(1.28)
Total distributions	(1.00)	(0.78)	(1.44)	(2.11)	(1.34)	(1.39)
Net asset value, end of period	$12.40	$12.08	$11.97	$13.10	$14.28	$13.84
Total return (%)[4]	10.88[5]	7.60	4.90	7.10	14.97	20.22
Ratios and supplemental data
Net assets, end of period (in millions)	$81	$75	$31	$5	$4	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01[6]	1.02	1.01	1.00	0.97	0.97
Expenses including reductions	1.00[6]	1.01	1.01	0.99	0.96	0.97
Net investment income (loss)	(0.43)[3,6]	0.27	0.77	0.56	0.74	0.96
Portfolio turnover (%)	17	49	26	40	54	38

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	15

CLASS R6 SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17[2]
Per share operating performance
Net asset value, beginning of period	$12.10	$11.98	$13.11	$14.29	$12.32
Net investment income (loss)[3]	(0.02)[4]	0.04	0.08	0.13	0.09
Net realized and unrealized gain (loss) on investments	1.35	0.87	0.24	0.81	1.88
Total from investment operations	1.33	0.91	0.32	0.94	1.97
Less distributions
From net investment income	(0.01)	(0.10)	(0.07)	(0.13)	—
From net realized gain	(1.00)	(0.69)	(1.38)	(1.99)	—
Total distributions	(1.01)	(0.79)	(1.45)	(2.12)	—
Net asset value, end of period	$12.42	$12.10	$11.98	$13.11	$14.29
Total return (%)[5]	10.91[6]	7.80	5.02	7.19	15.99[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$11	$7	$4	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90[8]	0.90	0.90	0.89	0.88[8]
Expenses including reductions	0.90[8]	0.90	0.90	0.89	0.87[8]
Net investment income (loss)	(0.32)[4,8]	0.35	0.71	1.05	1.17[8]
Portfolio turnover (%)	17	49	26	40	54[9]

[1]	Six months ended 2-28-21. Unaudited.
[2]	The inception date for Class R6 shares is 2-13-17.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-16 to 8-31-17.
16	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$12.10	$11.98	$13.11	$14.29	$13.85	$12.77
Net investment income (loss)[2]	(0.02)[3]	0.04	0.07	0.09	0.10	0.12
Net realized and unrealized gain (loss) on investments	1.35	0.87	0.26	0.85	1.69	2.37
Total from investment operations	1.33	0.91	0.33	0.94	1.79	2.49
Less distributions
From net investment income	(0.01)	(0.10)	(0.08)	(0.13)	(0.09)	(0.13)
From net realized gain	(1.00)	(0.69)	(1.38)	(1.99)	(1.26)	(1.28)
Total distributions	(1.01)	(0.79)	(1.46)	(2.12)	(1.35)	(1.41)
Net asset value, end of period	$12.42	$12.10	$11.98	$13.11	$14.29	$13.85
Total return (%)[4]	10.92[5]	7.81	5.04	7.21	15.09	20.34
Ratios and supplemental data
Net assets, end of period (in millions)	$410	$349	$444	$425	$548	$451
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[6]	0.89	0.89	0.88	0.86	0.86
Expenses including reductions	0.89[6]	0.88	0.88	0.87	0.86	0.85
Net investment income (loss)	(0.30)[3,6]	0.32	0.63	0.65	0.77	0.92
Portfolio turnover (%)	17	49	26	40	54	38

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	17

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Fundamental Global Franchise Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following
18	JOHN HANCOCK Fundamental Global Franchise Fund | SEMIANNUAL REPORT

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 28, 2021, by major security category or type:
	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Belgium	$24,437,788	—	$24,437,788	—
France	46,075,752	—	46,075,752	—
Italy	35,120,462	$20,696,280	14,424,182	—
Japan	5,742,208	—	5,742,208	—
Netherlands	46,552,654	—	46,552,654	—
Switzerland	32,881,012	—	32,881,012	—
United Kingdom	23,734,070	—	23,734,070	—
United States	243,450,549	243,450,549	—	—
Warrants	209,282	209,282	—	—
Short-term investments	74,614,761	74,614,761	—	—
Total investments in securities	$532,818,538	$338,970,872	$193,847,666	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Global Franchise Fund	19

recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended February 28, 2021 were $2,796.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
20	JOHN HANCOCK Fundamental Global Franchise Fund | SEMIANNUAL REPORT

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $1 billion of the fund’s average daily net assets and (b) 0.780% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC (Subadvisor), an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Global Franchise Fund	21

For the six months ended February 28, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$209
Class I	3,089
Class R6	407
Class	Expense reduction
Class NAV	$13,899
Total	$17,604

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2021, were equivalent to a net annual effective rate of 0.79% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $5,642 for the six months ended February 28, 2021. Of this amount, $1,042 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $4,600 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2021, there were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
22	JOHN HANCOCK Fundamental Global Franchise Fund | SEMIANNUAL REPORT

Class level expenses. Class level expenses for the six months ended February 28, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$7,968	$3,009
Class I	—	44,411
Class R6	—	539
Total	$7,968	$47,959
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2021 and for the year ended August 31, 2020 were as follows:
	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	42,427	$522,756	113,765	$1,293,158
Distributions reinvested	33,875	419,376	25,548	296,869
Repurchased	(58,255)	(713,149)	(98,194)	(1,081,282)
Net increase	18,047	$228,983	41,119	$508,745
Class I shares
Sold	1,050,443	$12,957,920	5,137,836	$59,041,619
Distributions reinvested	504,931	6,291,435	169,269	1,973,680
Repurchased	(1,253,671)	(15,504,449)	(1,682,745)	(18,330,935)
Net increase	301,703	$3,744,906	3,624,360	$42,684,364
Class R6 shares
Sold	30,285	$363,464	322,496	$3,452,205
Distributions reinvested	71,170	888,206	42,636	497,140
Repurchased	(315,329)	(3,911,944)	(70,199)	(765,671)
Net increase (decrease)	(213,874)	$(2,660,274)	294,933	$3,183,674
Class NAV shares
Sold	4,393,245	$55,860,124	1,282,427	$13,764,559
Distributions reinvested	2,196,628	27,413,916	2,264,129	26,399,740
Repurchased	(2,400,883)	(30,480,308)	(11,762,979)	(136,884,611)
Net increase (decrease)	4,188,990	$52,793,732	(8,216,423)	$(96,720,312)
Total net increase (decrease)	4,294,866	$54,107,347	(4,256,011)	$(50,343,529)
Affiliates of the fund owned 71% and 100% of shares of Class R6 and Class NAV, respectively, on February 28, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Global Franchise Fund	23

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $77,232,783 and $74,060,715, respectively, for the six months ended February 28, 2021.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2021, funds within the John Hancock group of funds complex held 81.1% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	26.6%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	24.3%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	7.7%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	6.2%
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
24	JOHN HANCOCK Fundamental Global Franchise Fund | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Emory W. (Sandy) Sanders, Jr., CFA
Jonathan T. White, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	25

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core
ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental Global Franchise Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1554135	398SA 2/21
4/2021

Semiannual report
John Hancock
Small Cap Value Fund
U.S. equity
February 28, 2021

A message to shareholders
Dear shareholder,
The U.S. stock market finished the six months ended February 28, 2021, with a strong gain. Favorable news regarding the efficacy of multiple COVID-19 vaccines and resolution around the U.S. presidential election pushed stocks higher. As the period drew to a close, COVID-19 infections had significantly declined, the U.S. economy added more jobs, and the unemployment rate decreased.
Despite the good news, there are still obstacles. Some regional economies may have reopened too early and many industries will take time to recover from the losses suffered.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Small Cap Value Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
13	Financial statements
16	Financial highlights
20	Notes to financial statements
29	More information
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2021 (%)

The Russell 2000 Value Index is an unmanaged index that measures the performance of publicly traded small-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 12-30-13. The returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/28/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2021 (% of net assets)
TriMas Corp.	2.3
Spectrum Brands Holdings, Inc.	2.2
Tyman PLC	2.0
Coherent, Inc.	2.0
Kemper Corp.	1.9
Mueller Industries, Inc.	1.7
Belden, Inc.	1.7
Element Solutions, Inc.	1.7
International Bancshares Corp.	1.6
Neenah, Inc.	1.6
TOTAL	18.7
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other preexisting political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	18.29	7.57	8.07	32.54	44.03	117.39
Class I1,2	24.88	9.01	8.86	39.74	53.96	133.81
Class R6[1,2]	25.05	9.13	8.96	39.84	54.78	135.89
Class NAV	25.02	9.14	8.96	39.82	54.85	135.96
Index†	41.06	14.22	9.65	46.42	94.37	151.28
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.0%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until December 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class I	Class R6	Class NAV
Gross (%)	1.52	1.22	1.10	1.09
Net (%)	1.49	1.19	1.07	1.06
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Russell 2000 Value Index.
See the following page for footnotes.
4	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Small Cap Value Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell 2000 Value Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I1,2	2-28-11	23,381	23,381	25,128
Class R6[1,2]	2-28-11	23,589	23,589	25,128
Class NAV	2-28-11	23,596	23,596	25,128
The Russell 2000 Value Index is an unmanaged index that measures the performance of publicly traded small-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class A, Class I, and Class R6 shares were first offered on 12-30-13. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund's prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2020	Ending value on 2-28-2021	Expenses paid during period ended 2-28-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,395.00	$8.19	1.38%
	Hypothetical example	1,000.00	1,018.00	6.90	1.38%
Class I	Actual expenses/actual returns	1,000.00	1,397.40	6.42	1.08%
	Hypothetical example	1,000.00	1,019.40	5.41	1.08%
Class R6	Actual expenses/actual returns	1,000.00	1,398.40	5.83	0.98%
	Hypothetical example	1,000.00	1,019.90	4.91	0.98%
Class NAV	Actual expenses/actual returns	1,000.00	1,398.20	5.77	0.97%
	Hypothetical example	1,000.00	1,020.00	4.86	0.97%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	7

Fund’s investments
AS OF 2-28-21 (unaudited)
	Shares	Value
Common stocks 98.3%		$784,314,993
(Cost $545,181,600)
Consumer discretionary 7.4%		59,294,086
Auto components 2.6%
Cooper Tire & Rubber Company	221,550	12,681,522
Gentherm, Inc. (A)	114,740	8,122,445
Hotels, restaurants and leisure 1.2%
Aramark	96,070	3,566,118
Wyndham Hotels & Resorts, Inc.	91,060	5,944,397
Household durables 1.2%
Tri Pointe Homes, Inc. (A)	510,410	9,697,790
Specialty retail 0.9%
Monro, Inc.	120,060	7,442,519
Textiles, apparel and luxury goods 1.5%
Kontoor Brands, Inc.	280,220	11,839,295
Consumer staples 5.6%		44,568,773
Beverages 0.9%
C&C Group PLC (A)	1,864,122	6,699,074
Food products 2.5%
Cranswick PLC	187,388	8,922,439
Hostess Brands, Inc. (A)	618,910	8,906,115
Post Holdings, Inc. (A)	23,473	2,254,816
Household products 2.2%
Spectrum Brands Holdings, Inc.	229,353	17,786,329
Energy 3.8%		30,147,853
Energy equipment and services 0.3%
Bristow Group, Inc. (A)	101,791	2,709,676
Oil, gas and consumable fuels 3.5%
Dorian LPG, Ltd. (A)	595,723	7,416,751
Kosmos Energy, Ltd.	2,335,730	7,194,048
Magnolia Oil & Gas Corp., Class A (A)(B)	911,290	10,990,157
Scorpio Tankers, Inc. (B)	124,473	1,837,221
Financials 22.8%		182,077,872
Banks 14.4%
1st Source Corp.	159,370	7,071,247
Atlantic Union Bankshares Corp.	296,240	10,880,895
Banc of California, Inc.	672,938	12,489,729
Eastern Bankshares, Inc. (A)	384,340	6,768,227
First Busey Corp.	309,960	7,094,984
8	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
First Citizens BancShares, Inc., Class A	2,319	$1,711,167
First Midwest Bancorp, Inc.	589,030	11,651,013
Flushing Financial Corp.	390,168	8,095,986
Great Western Bancorp, Inc.	382,464	10,261,509
Hancock Whitney Corp.	272,207	10,275,814
International Bancshares Corp.	303,260	13,216,071
Synovus Financial Corp.	304,734	12,893,296
Webster Financial Corp.	41,756	2,309,524
Capital markets 0.8%
SLR Investment Corp.	325,879	6,305,759
Insurance 6.0%
Alleghany Corp.	6,600	4,266,438
Argo Group International Holdings, Ltd.	58,810	2,717,610
Assured Guaranty, Ltd.	187,435	8,288,376
Kemper Corp.	201,592	15,244,387
ProAssurance Corp.	96,088	2,378,178
Reinsurance Group of America, Inc.	20,340	2,486,158
White Mountains Insurance Group, Ltd.	10,795	12,900,673
Thrifts and mortgage finance 1.6%
NMI Holdings, Inc., Class A (A)	213,307	4,876,198
Northwest Bancshares, Inc.	559,110	7,894,633
Health care 3.8%		30,244,349
Health care equipment and supplies 2.1%
Lantheus Holdings, Inc. (A)	689,980	12,888,826
Natus Medical, Inc. (A)	142,359	3,688,522
Health care providers and services 0.4%
AMN Healthcare Services, Inc. (A)	46,466	3,385,977
Health care technology 1.3%
Allscripts Healthcare Solutions, Inc. (A)	666,301	10,281,024
Industrials 25.6%		204,065,516
Aerospace and defense 1.1%
Hexcel Corp. (A)	169,545	9,114,739
Building products 3.5%
American Woodmark Corp. (A)	122,940	11,483,825
Tyman PLC (A)	3,428,461	16,167,014
Commercial services and supplies 4.2%
ACCO Brands Corp.	1,079,170	8,741,277
BrightView Holdings, Inc. (A)	506,662	8,060,992
Clean Harbors, Inc. (A)	31,190	2,655,829
SP Plus Corp. (A)	217,538	7,211,385
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	9

	Shares	Value
Industrials (continued)
Commercial services and supplies (continued)
UniFirst Corp.	28,280	$6,851,961
Construction and engineering 2.4%
Primoris Services Corp.	367,579	12,302,869
Valmont Industries, Inc.	28,380	6,712,721
Electrical equipment 1.2%
Thermon Group Holdings, Inc. (A)	480,498	9,816,574
Machinery 6.2%
Albany International Corp., Class A	86,688	6,852,686
Luxfer Holdings PLC	549,576	10,529,876
Mueller Industries, Inc.	333,640	13,559,130
TriMas Corp. (A)	542,837	18,233,895
Marine 0.4%
SEACOR Holdings, Inc. (A)	69,918	2,972,214
Professional services 5.4%
CBIZ, Inc. (A)	383,296	11,556,374
Forrester Research, Inc. (A)	201,629	9,109,598
Huron Consulting Group, Inc. (A)	237,130	12,069,917
ICF International, Inc.	122,720	10,240,984
Trading companies and distributors 1.2%
GATX Corp.	102,920	9,821,656
Information technology 9.4%		75,127,832
Electronic equipment, instruments and components 5.4%
Belden, Inc.	304,360	13,455,756
Coherent, Inc. (A)	64,290	15,554,323
CTS Corp.	332,610	10,700,064
Rogers Corp. (A)	18,680	3,390,046
IT services 1.9%
ExlService Holdings, Inc. (A)	75,814	6,415,381
WNS Holdings, Ltd., ADR (A)	118,645	8,863,968
Semiconductors and semiconductor equipment 0.9%
Onto Innovation, Inc. (A)	119,261	7,449,042
Software 1.2%
CDK Global, Inc.	69,610	3,490,245
Progress Software Corp.	136,554	5,809,007
Materials 6.7%		53,795,144
Chemicals 4.1%
Element Solutions, Inc.	742,600	13,403,930
Ingevity Corp. (A)	26,470	1,839,136
Orion Engineered Carbons SA	604,880	10,706,376
Stepan Company	58,520	7,062,779
10	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Containers and packaging 0.4%
Sealed Air Corp.	75,360	$3,157,584
Paper and forest products 2.2%
Louisiana-Pacific Corp.	96,010	4,571,036
Neenah, Inc.	235,978	13,054,303
Real estate 9.3%		74,035,015
Equity real estate investment trusts 9.3%
Alexander & Baldwin, Inc.	606,700	10,599,049
Brandywine Realty Trust	778,700	9,523,501
Corporate Office Properties Trust	217,230	5,647,980
Lexington Realty Trust	519,900	5,573,328
Physicians Realty Trust	601,630	10,227,710
Piedmont Office Realty Trust, Inc., Class A	587,360	10,020,362
PotlatchDeltic Corp.	196,898	9,992,574
RPT Realty	1,134,960	12,450,511
Utilities 3.9%		30,958,553
Electric utilities 1.5%
Portland General Electric Company	284,992	12,015,263
Gas utilities 2.4%
New Jersey Resources Corp.	203,170	7,982,549
Spire, Inc.	115,052	7,641,754
UGI Corp.	86,635	3,318,987

	Yield (%)	Shares	Value
Short-term investments 2.5%			$19,712,629
(Cost $19,712,715)
Short-term funds 0.3%			2,012,629
John Hancock Collateral Trust (C)	0.1222(D)	201,150	2,012,629

	Par value^	Value
Repurchase agreement 2.2%		17,700,000
Deutsche Bank Tri-Party Repurchase Agreement dated 2-26-21 at 0.010% to be repurchased at $17,700,015 on 3-1-21, collateralized by $17,162,590 Federal National Mortgage Association, 2.500% due 2-1-51 (valued at $18,054,000)	17,700,000	17,700,000

Total investments (Cost $564,894,315) 100.8%	$804,027,622
Other assets and liabilities, net (0.8%)	(6,708,705)
Total net assets 100.0%	$797,318,917

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	11

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-21.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 2-28-21.
At 2-28-21, the aggregate cost of investments for federal income tax purposes was $575,980,493. Net unrealized appreciation aggregated to $228,047,129, of which $229,545,133 related to gross unrealized appreciation and $1,498,004 related to gross unrealized depreciation.
12	JOHN HANCOCK SMALL CAP VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $562,881,600) including $1,957,490 of securities loaned	$802,014,993
Affiliated investments, at value (Cost $2,012,715)	2,012,629
Total investments, at value (Cost $564,894,315)	804,027,622
Cash	2,211
Foreign currency, at value (Cost $65)	65
Dividends and interest receivable	593,684
Receivable for fund shares sold	190,213
Receivable for investments sold	1,828,204
Receivable for securities lending income	110
Receivable from affiliates	1,277
Other assets	53,676
Total assets	806,697,062
Liabilities
Payable for investments purchased	4,309,582
Payable for fund shares repurchased	2,941,047
Payable upon return of securities loaned	1,997,215
Payable to affiliates
Accounting and legal services fees	36,785
Transfer agent fees	7,776
Trustees' fees	452
Other liabilities and accrued expenses	85,288
Total liabilities	9,378,145
Net assets	$797,318,917
Net assets consist of
Paid-in capital	$558,216,549
Total distributable earnings (loss)	239,102,368
Net assets	$797,318,917

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($29,334,777 ÷ 1,314,087 shares)[1]	$22.32
Class I ($61,368,789 ÷ 2,744,551 shares)	$22.36
Class R6 ($18,729,853 ÷ 837,387 shares)	$22.37
Class NAV ($687,885,498 ÷ 30,781,297 shares)	$22.35
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$23.49

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	13

STATEMENT OF OPERATIONS For the six months ended  2-28-21 (unaudited)

Investment income
Dividends	$5,666,486
Interest	6,616
Securities lending	3,828
Total investment income	5,676,930
Expenses
Investment management fees	3,219,378
Distribution and service fees	37,549
Accounting and legal services fees	57,200
Transfer agent fees	45,351
Trustees' fees	5,684
Custodian fees	35,852
State registration fees	22,592
Printing and postage	19,703
Professional fees	33,910
Other	15,555
Total expenses	3,492,774
Less expense reductions	(83,062)
Net expenses	3,409,712
Net investment income	2,267,218
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	16,903,927
Affiliated investments	8,040
16,911,967
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	214,253,906
Affiliated investments	(9,705)
214,244,201
Net realized and unrealized gain	231,156,168
Increase in net assets from operations	$233,423,386
14	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20
Increase (decrease) in net assets
From operations
Net investment income	$2,267,218	$3,379,922
Net realized gain (loss)	16,911,967	(5,959,002)
Change in net unrealized appreciation (depreciation)	214,244,201	(36,122,637)
Increase (decrease) in net assets resulting from operations	233,423,386	(38,701,717)
Distributions to shareholders
From earnings
Class A	(16,630)	(1,163,817)
Class I	(162,763)	(4,209,273)
Class R6	(62,306)	(428,294)
Class NAV	(2,647,099)	(19,106,751)
Total distributions	(2,888,798)	(24,908,135)
From fund share transactions	(49,686,770)	75,954,637
Total increase	180,847,818	12,344,785
Net assets
Beginning of period	616,471,099	604,126,314
End of period	$797,318,917	$616,471,099
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	15

Financial highlights
CLASS A SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$16.01	$19.54	$23.06	$20.15	$20.18	$18.89
Net investment income[2]	0.02	0.04	0.12	0.03	0.14[3]	0.02
Net realized and unrealized gain (loss) on investments	6.30	(2.78)	(2.83)	4.00	0.80	2.09
Total from investment operations	6.32	(2.74)	(2.71)	4.03	0.94	2.11
Less distributions
From net investment income	(0.01)	(0.12)	(0.07)	(0.11)	(0.06)	—[4]
From net realized gain	—	(0.67)	(0.74)	(1.01)	(0.91)	(0.82)
Total distributions	(0.01)	(0.79)	(0.81)	(1.12)	(0.97)	(0.82)
Net asset value, end of period	$22.32	$16.01	$19.54	$23.06	$20.15	$20.18
Total return (%)[5,6]	39.50[7]	(15.04)	(11.28)	20.52	4.37	11.55
Ratios and supplemental data
Net assets, end of period (in millions)	$29	$22	$31	$45	$59	$86
Ratios (as a percentage of average net assets):
Expenses before reductions	1.41[8]	1.47	1.46	1.50	1.52	1.54
Expenses including reductions	1.38[8]	1.46	1.46	1.49	1.52	1.53
Net investment income	0.27[8]	0.24	0.60	0.14	0.69[3]	0.11
Portfolio turnover (%)	20	46	29	25	26	25

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.57%, respectively.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
16	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$16.05	$19.58	$23.13	$20.20	$20.22	$18.93
Net investment income[2]	0.06	0.09	0.18	0.09	0.20[3]	0.09
Net realized and unrealized gain (loss) on investments	6.31	(2.77)	(2.86)	4.03	0.82	2.08
Total from investment operations	6.37	(2.68)	(2.68)	4.12	1.02	2.17
Less distributions
From net investment income	(0.06)	(0.18)	(0.13)	(0.18)	(0.13)	(0.06)
From net realized gain	—	(0.67)	(0.74)	(1.01)	(0.91)	(0.82)
Total distributions	(0.06)	(0.85)	(0.87)	(1.19)	(1.04)	(0.88)
Net asset value, end of period	$22.36	$16.05	$19.58	$23.13	$20.20	$20.22
Total return (%)[4]	39.74[5]	(14.77)	(11.08)	20.93	4.70	11.87
Ratios and supplemental data
Net assets, end of period (in millions)	$61	$72	$93	$108	$99	$82
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11[6]	1.17	1.18	1.20	1.21	1.22
Expenses including reductions	1.08[6]	1.16	1.17	1.20	1.20	1.21
Net investment income	0.67[6]	0.53	0.91	0.42	0.96[3]	0.47
Portfolio turnover (%)	20	46	29	25	26	25

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.57%, respectively.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	17

CLASS R6 SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$16.06	$19.59	$23.14	$20.21	$20.23	$18.94
Net investment income[2]	0.06	0.11	0.20	0.11	0.17[3]	0.11
Net realized and unrealized gain (loss) on investments	6.33	(2.77)	(2.85)	4.03	0.86	2.09
Total from investment operations	6.39	(2.66)	(2.65)	4.14	1.03	2.20
Less distributions
From net investment income	(0.08)	(0.20)	(0.16)	(0.20)	(0.14)	(0.09)
From net realized gain	—	(0.67)	(0.74)	(1.01)	(0.91)	(0.82)
Total distributions	(0.08)	(0.87)	(0.90)	(1.21)	(1.05)	(0.91)
Net asset value, end of period	$22.37	$16.06	$19.59	$23.14	$20.21	$20.23
Total return (%)[4]	39.84[5]	(14.69)	(10.95)	21.03	4.78	12.02
Ratios and supplemental data
Net assets, end of period (in millions)	$19	$12	$10	$14	$1	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00[7]	1.05	1.06	1.10	1.12	1.13
Expenses including reductions	0.98[7]	1.04	1.06	1.09	1.11	1.10
Net investment income	0.65[7]	0.63	1.00	0.50	0.83[3]	0.59
Portfolio turnover (%)	20	46	29	25	26	25

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.57%, respectively.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
18	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$16.05	$19.57	$23.12	$20.20	$20.22	$18.94
Net investment income[2]	0.06	0.11	0.21	0.11	0.22[3]	0.10
Net realized and unrealized gain (loss) on investments	6.32	(2.76)	(2.86)	4.02	0.82	2.10
Total from investment operations	6.38	(2.65)	(2.65)	4.13	1.04	2.20
Less distributions
From net investment income	(0.08)	(0.20)	(0.16)	(0.20)	(0.15)	(0.10)
From net realized gain	—	(0.67)	(0.74)	(1.01)	(0.91)	(0.82)
Total distributions	(0.08)	(0.87)	(0.90)	(1.21)	(1.06)	(0.92)
Net asset value, end of period	$22.35	$16.05	$19.57	$23.12	$20.20	$20.22
Total return (%)[4]	39.82[5]	(14.64)	(10.95)	21.01	4.80	12.01
Ratios and supplemental data
Net assets, end of period (in millions)	$688	$510	$470	$365	$285	$255
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99[6]	1.04	1.05	1.09	1.10	1.11
Expenses including reductions	0.97[6]	1.03	1.04	1.08	1.10	1.10
Net investment income	0.68[6]	0.63	1.07	0.52	1.02[3]	0.59
Portfolio turnover (%)	20	46	29	25	26	25

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.57%, respectively.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Small Cap Value Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when
20	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT

the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 28, 2021, by major security category or type:
	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$59,294,086	$59,294,086	—	—
Consumer staples	44,568,773	28,947,260	$15,621,513	—
Energy	30,147,853	30,147,853	—	—
Financials	182,077,872	182,077,872	—	—
Health care	30,244,349	30,244,349	—	—
Industrials	204,065,516	187,898,502	16,167,014	—
Information technology	75,127,832	75,127,832	—	—
Materials	53,795,144	53,795,144	—	—
Real estate	74,035,015	74,035,015	—	—
Utilities	30,958,553	30,958,553	—	—
Short-term investments	19,712,629	2,012,629	17,700,000	—
Total investments in securities	$804,027,622	$754,539,095	$49,488,527	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	21

and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2021, the fund loaned securities valued at $1,957,490 and received $1,997,215 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign
22	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT

currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended February 28, 2021 were $2,974.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	23

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.95% of the first $250 million of the fund’s aggregate daily net assets; (b) 0.94% of the next $500 million of the fund’s aggregate daily net assets; (c) 0.93% of the next $500 million of the fund’s aggregate daily net assets; and (d) 0.92% of the fund’s aggregate daily net assets in excess over $1.25 billion. Aggregate net assets include the net assets of the fund and Small Cap Value Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.97% of the average daily net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on December 31, 2021, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
24	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT

For the six months ended February 28, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$3,037
Class I	6,747
Class R6	1,735
Class	Expense reduction
Class NAV	$71,543
Total	$83,062

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2021, were equivalent to a net annual effective rate of 0.91% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $12,825 for the six months ended February 28, 2021. Of this amount, $2,162 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $10,663 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2021, CDSCs received by the Distributor amounted to $86 for Class A. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	25

Class level expenses. Class level expenses for the six months ended February 28, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$37,549	$14,172
Class I	—	30,436
Class R6	—	743
Total	$37,549	$45,351
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$12,850,000	2	0.670%	$478
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2021 and for the year ended August 31, 2020 were as follows:
	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	152,719	$2,716,043	330,347	$5,444,708
Distributions reinvested	828	16,487	54,079	1,154,043
Repurchased	(240,968)	(4,408,008)	(562,667)	(9,732,857)
Net decrease	(87,421)	$(1,675,478)	(178,241)	$(3,134,106)
Class I shares
Sold	264,449	$5,106,691	1,993,835	$33,497,858
Distributions reinvested	8,164	162,622	196,142	4,187,626
Repurchased	(2,029,503)	(30,998,604)	(2,450,025)	(42,272,561)
Net decrease	(1,756,890)	$(25,729,291)	(260,048)	$(4,587,077)
Class R6 shares
Sold	218,646	$4,081,185	423,632	$6,821,703
Distributions reinvested	3,065	61,047	20,061	428,294
Repurchased	(128,038)	(2,345,585)	(202,539)	(3,533,003)
Net increase	93,673	$1,796,647	241,154	$3,716,994
26	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT

	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	3,366,462	$61,357,574	14,321,753	$210,070,048
Distributions reinvested	132,953	2,647,099	895,769	19,106,751
Repurchased	(4,489,578)	(88,083,321)	(7,466,553)	(149,217,973)
Net increase (decrease)	(990,163)	$(24,078,648)	7,750,969	$79,958,826
Total net increase (decrease)	(2,740,801)	$(49,686,770)	7,553,834	$75,954,637
Affiliates of the fund owned 100% of shares of Class NAV on February 28, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $131,040,538 and $173,664,102, respectively, for the six months ended February 28, 2021.
Note 7—Industry or sector risk
The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2021, funds within the John Hancock group of funds complex held 86.3% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	31.5%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	22.5%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	14.4%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Value Fund	27

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	201,150	$6,321,666	$11,961,061	$(16,268,433)	$8,040	$(9,705)	$3,828	—	$2,012,629

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
28	JOHN HANCOCK Small Cap Value Fund | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Managers
Edmond C. Griffin, CFA
Timothy J. McCormack, CFA
Shaun F. Pedersen
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	29

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core
ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1554173	439SA 2/21
4/2021

Semiannual report
John Hancock
Real Estate Securities Fund
Alternative
February 28, 2021

A message to shareholders
Dear shareholder,
The U.S. stock market finished the six months ended February 28, 2021, with a strong gain. Favorable news regarding the efficacy of multiple COVID-19 vaccines and resolution around the U.S. presidential election pushed stocks higher. As the period drew to a close, COVID-19 infections had significantly declined, the U.S. economy added more jobs, and the unemployment rate decreased.
Despite the good news, there are still obstacles. Some regional economies may have reopened too early and many industries will take time to recover from the losses suffered.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Real Estate Securities Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
10	Financial statements
13	Financial highlights
18	Notes to financial statements
25	Continuation of investment advisory and subadvisory agreements
28	More information
SEMIANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to achieve a combination of long-term capital appreciation and current income.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2021 (%)

The Dow Jones U.S. Select REIT Index tracks the performance of publicly traded real estate investment trusts (REITs) and REIT-like securities and is designed to serve as a proxy for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Class A shares were first offered on 12-2-20. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK REAL ESTATE SECURITIES FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 2/28/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2021 (% of net assets)
Prologis, Inc.	8.5
Equinix, Inc.	5.6
Brixmor Property Group, Inc.	5.1
UDR, Inc.	4.1
Healthpeak Properties, Inc.	3.9
American Homes 4 Rent, Class A	3.6
VICI Properties, Inc.	3.6
Sun Communities, Inc.	3.5
Alexandria Real Estate Equities, Inc.	3.3
Camden Property Trust	3.2
TOTAL	44.4
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other preexisting political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	0.62	6.46	7.75	5.70	36.73	110.94
Class C1	4.74	7.52	8.29	10.01	43.67	121.68
Class I1,2	5.97	7.56	8.31	11.24	43.97	122.15
Class R6[1,2]	6.00	7.57	8.31	11.28	44.02	122.22
Class 1[2]	5.98	7.56	8.31	11.26	43.99	122.19
Index 1†	1.50	5.06	7.24	15.03	27.99	101.19
Index 2†	3.36	6.50	7.90	12.45	37.01	113.99
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6 and Class 1 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. Expenses have been estimated for the first year of operations of the fund's Class A, Class C, Class I and Class R6 shares. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class 1
Gross (%)	1.16	1.91	0.91	0.79	0.83
Net (%)	1.15	1.90	0.90	0.78	0.82
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the Dow Jones U.S. Select REIT Index; Index 2 is the MSCI U.S. REIT Index.
See the following page for footnotes.
4	JOHN HANCOCK REAL ESTATE SECURITIES FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Real Estate Securities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C1,3	2-28-11	22,168	22,168	20,119	21,399
Class I1,2	2-28-11	22,215	22,215	20,119	21,399
Class R6[1,2]	2-28-11	22,222	22,222	20,119	21,399
Class 1[2]	2-28-11	22,219	22,219	20,119	21,399
The Dow Jones U.S. Select REIT Index tracks the performance of publicly traded real estate investment trusts (REITs) and REIT-like securities and is designed to serve as a proxy for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate.
The MSCI U.S. REIT Index is a free float-adjusted market cap index, representing 99% of publicly traded U.S. real estate investment trusts (REITs).
Prior to November 16, 2020, the fund’s primary benchmark was the MSCI U.S. REIT Index. As of November 16, 2020, the fund’s primary benchmark index is the Dow Jones U.S. Select REIT Index. The Dow Jones U.S. Select REIT Index is better aligned with the fund’s investment strategy.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class A, Class C, Class I, and Class R6 shares were first offered on 12-2-20. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund's prospectuses.
[3]	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK REAL ESTATE SECURITIES FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2020	Ending value on 2-28-2021	Expenses paid during period ended 2-28-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns[2]	$1,000.00	$1,064.60	$2.94	1.18%
	Hypothetical example	1,000.00	1,018.90	5.91	1.18%
Class C	Actual expenses/actual returns[2]	1,000.00	1,062.50	4.80	1.93%
	Hypothetical example	1,000.00	1,015.20	9.64	1.93%
Class I	Actual expenses/actual returns[2]	1,000.00	1,064.70	2.31	0.93%
	Hypothetical example	1,000.00	1,020.20	4.66	0.93%
Class R6	Actual expenses/actual returns[2]	1,000.00	1,065.00	2.07	0.83%
	Hypothetical example	1,000.00	1,020.70	4.16	0.83%
Class 1	Actual expenses/actual returns	1,000.00	1,112.60	4.56	0.87%
	Hypothetical example	1,000.00	1,020.50	4.36	0.87%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	The inception date for Class A, Class C, Class I and Class R6 shares is 12-2-20. Actual Expenses are equal to the class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 88/365 (to reflect the period).
SEMIANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	7

Fund’s investments
AS OF 2-28-21 (unaudited)
	Shares	Value
Common stocks 98.6%		$299,829,625
(Cost $244,024,125)
Consumer discretionary 5.9%		18,003,604
Hotels, restaurants and leisure 5.9%
Casinos and gaming 2.1%
Caesars Entertainment, Inc. (A)	66,809	6,242,633
Hotels, resorts and cruise lines 2.5%
Hyatt Hotels Corp., Class A (A)	36,029	3,168,751
Playa Hotels & Resorts NV (A)	634,718	4,550,928
Leisure facilities 1.3%
Vail Resorts, Inc.	13,071	4,041,292
Health care 2.6%		7,922,615
Health care providers and services 2.6%
Health care facilities 2.6%
Brookdale Senior Living, Inc. (A)	595,445	3,465,490
HCA Healthcare, Inc.	25,909	4,457,125
Real estate 90.1%		273,903,406
Equity real estate investment trusts 86.9%
Health care REITs 6.6%
Healthpeak Properties, Inc.	403,130	11,727,052
Medical Properties Trust, Inc.	282,092	6,090,366
Welltower, Inc.	31,722	2,153,924
Hotel and resort REITs 4.7%
MGM Growth Properties LLC, Class A	142,163	4,694,222
Pebblebrook Hotel Trust	223,380	5,061,791
Ryman Hospitality Properties, Inc.	57,099	4,413,182
Industrial REITs 14.1%
Americold Realty Trust	97,788	3,426,492
Innovative Industrial Properties, Inc.	27,227	5,309,265
Prologis, Inc.	261,700	25,926,619
Rexford Industrial Realty, Inc.	174,372	8,321,032
Office REITs 8.7%
Alexandria Real Estate Equities, Inc.	62,025	9,904,772
Douglas Emmett, Inc.	203,873	6,676,841
JBG SMITH Properties	89,431	2,839,434
SL Green Realty Corp.	103,243	7,130,994
Residential REITs 16.5%
American Homes 4 Rent, Class A	352,881	10,988,714
Camden Property Trust	92,461	9,629,813
Independence Realty Trust, Inc.	451,079	6,333,149
8	JOHN HANCOCK REAL ESTATE SECURITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Residential REITs (continued)
Sun Communities, Inc.	70,011	$10,638,171
UDR, Inc.	304,960	12,555,203
Retail REITs 12.3%
Acadia Realty Trust	93,515	1,768,369
Brixmor Property Group, Inc.	794,435	15,634,481
Retail Opportunity Investments Corp.	465,445	7,358,685
Simon Property Group, Inc.	63,722	7,195,488
Tanger Factory Outlet Centers, Inc.	95,014	1,495,520
Weingarten Realty Investors	149,803	3,803,498
Specialized REITs 24.0%
American Tower Corp.	34,235	7,399,211
Crown Castle International Corp.	57,292	8,923,229
Equinix, Inc.	26,187	16,978,080
Extra Space Storage, Inc.	73,540	9,243,978
Life Storage, Inc.	106,660	8,948,774
PotlatchDeltic Corp.	135,124	6,857,543
QTS Realty Trust, Inc., Class A	62,536	3,884,736
VICI Properties, Inc.	382,390	10,898,115
Real estate management and development 3.2%
Real estate services 3.2%
Colliers International Group, Inc. (New York Stock Exchange)	29,232	3,026,097
Jones Lang LaSalle, Inc. (A)	38,318	6,666,566

	Yield (%)	Shares	Value
Short-term investments 1.3%			$4,083,316
(Cost $4,083,316)
Short-term funds 1.3%			4,083,316
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0302(B)	4,083,316	4,083,316

Total investments (Cost $248,107,441) 99.9%	$303,912,941
Other assets and liabilities, net 0.1%	165,950
Total net assets 100.0%	$304,078,891

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 2-28-21.
At 2-28-21, the aggregate cost of investments for federal income tax purposes was $262,295,563. Net unrealized appreciation aggregated to $41,617,378, of which $43,852,812 related to gross unrealized appreciation and $2,235,434 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $248,107,441)	$303,912,941
Dividends and interest receivable	245,173
Receivable for investments sold	2,009,021
Receivable for securities lending income	69
Other assets	132,564
Total assets	306,299,768
Liabilities
Payable for investments purchased	2,014,635
Payable for fund shares repurchased	54,904
Payable to affiliates
Accounting and legal services fees	14,328
Transfer agent fees	25
Trustees' fees	352
Other liabilities and accrued expenses	136,633
Total liabilities	2,220,877
Net assets	$304,078,891
Net assets consist of
Paid-in capital	$235,800,554
Total distributable earnings (loss)	68,278,337
Net assets	$304,078,891

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($328,033 ÷ 24,879 shares)[1]	$13.19
Class C ($52,657 ÷ 3,971 shares)[1]	$13.26
Class I ($52,276 ÷ 3,971 shares)	$13.16
Class R6 ($52,477 ÷ 3,990 shares)	$13.15
Class 1 ($303,593,448 ÷ 23,084,798 shares)	$13.15
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.88

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  2-28-21 (unaudited)

Investment income
Dividends	$4,713,290
Securities lending	2,037
Interest	478
Total investment income	4,715,805
Expenses
Investment management fees	1,031,871
Distribution and service fees	73,857
Accounting and legal services fees	23,659
Transfer agent fees	55
Trustees' fees	2,535
Custodian fees	20,674
State registration fees	33,805
Printing and postage	6,323
Professional fees	87,889
Other	13,641
Total expenses	1,294,309
Less expense reductions	(11,600)
Net expenses	1,282,709
Net investment income	3,433,096
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	35,292,747
Affiliated investments	(150)
35,292,597
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(7,204,381)
(7,204,381)
Net realized and unrealized gain	28,088,216
Increase in net assets from operations	$31,521,312
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20
Increase (decrease) in net assets
From operations
Net investment income	$3,433,096	$6,862,686
Net realized gain (loss)	35,292,597	(11,883,238)
Change in net unrealized appreciation (depreciation)	(7,204,381)	(36,773,366)
Increase (decrease) in net assets resulting from operations	31,521,312	(41,793,918)
Distributions to shareholders
From earnings
Class A1	(794)	—
Class C1	(435)	—
Class I1	(913)	—
Class R6[1]	(966)	—
Class 1	(5,627,795)	(34,226,630)
Total distributions	(5,630,903)	(34,226,630)
From fund share transactions	(26,007,409)	(53,273,095)
Total decrease	(117,000)	(129,293,643)
Net assets
Beginning of period	304,195,891	433,489,534
End of period	$304,078,891	$304,195,891

[1]	The inception date for Class A, Class C, Class I and Class R6 shares is 12-2-20.
12	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-21[1,2]
Per share operating performance
Net asset value, beginning of period	$12.59
Net investment income[3]	0.03
Net realized and unrealized gain (loss) on investments	0.77
Total from investment operations	0.80
Less distributions
From net investment income	(0.20)
Net asset value, end of period	$13.19
Total return (%)[4,5]	6.46[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19[8]
Expenses including reductions	1.18[8]
Net investment income	1.26[8]
Portfolio turnover (%)	98[9]

[1]	Period ended 2-28-21. Unaudited.
[2]	The inception date for Class A shares is 12-2-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-20 to 2-28-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	13

CLASS C SHARES Period ended	2-28-21[1,2]
Per share operating performance
Net asset value, beginning of period	$12.59
Net investment income[3]	0.04
Net realized and unrealized gain (loss) on investments	0.74
Total from investment operations	0.78
Less distributions
From net investment income	(0.11)
Net asset value, end of period	$13.26
Total return (%)[4,5]	6.25[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.93[8]
Expenses including reductions	1.93[8]
Net investment income	1.27[8]
Portfolio turnover (%)	98[9]

[1]	Period ended 2-28-21. Unaudited.
[2]	The inception date for Class C shares is 12-2-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-20 to 2-28-21.
14	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-21[1,2]
Per share operating performance
Net asset value, beginning of period	$12.59
Net investment income[3]	0.07
Net realized and unrealized gain (loss) on investments	0.73
Total from investment operations	0.80
Less distributions
From net investment income	(0.23)
Net asset value, end of period	$13.16
Total return (%)[4]	6.47[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93[7]
Expenses including reductions	0.93[7]
Net investment income	2.28[7]
Portfolio turnover (%)	98[8]

[1]	Period ended 2-28-21. Unaudited.
[2]	The inception date for Class I shares is 12-2-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-20 to 2-28-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	15

CLASS R6 SHARES Period ended	2-28-21[1,2]
Per share operating performance
Net asset value, beginning of period	$12.59
Net investment income[3]	0.07
Net realized and unrealized gain (loss) on investments	0.73
Total from investment operations	0.80
Less distributions
From net investment income	(0.24)
Net asset value, end of period	$13.15
Total return (%)[4]	6.50[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84[7]
Expenses including reductions	0.83[7]
Net investment income	2.37[7]
Portfolio turnover (%)	98[8]

[1]	Period ended 2-28-21. Unaudited.
[2]	The inception date for Class R6 shares is 12-2-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-20 to 2-28-21.
16	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$12.05	$14.55	$12.97	$13.12	$14.95	$13.39
Net investment income[2]	0.14	0.24	0.29	0.26	0.28	0.45[3]
Net realized and unrealized gain (loss) on investments	1.20	(1.55)	1.82	0.49	(0.52)	2.79
Total from investment operations	1.34	(1.31)	2.11	0.75	(0.24)	3.24
Less distributions
From net investment income	(0.24)	(0.29)	(0.26)	(0.17)	(0.50)	(0.27)
From net realized gain	—	(0.90)	(0.27)	(0.73)	(1.09)	(1.41)
Total distributions	(0.24)	(1.19)	(0.53)	(0.90)	(1.59)	(1.68)
Net asset value, end of period	$13.15	$12.05	$14.55	$12.97	$13.12	$14.95
Total return (%)[4]	11.26[5]	(9.75)	17.35	6.20	(0.86)	25.93
Ratios and supplemental data
Net assets, end of period (in millions)	$304	$304	$433	$421	$502	$665
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88[6]	0.81	0.81	0.81	0.79	0.79
Expenses including reductions	0.87[6]	0.80	0.80	0.80	0.79	0.78
Net investment income	2.33[6]	1.86	2.25	2.11	2.09	3.20[3]
Portfolio turnover (%)	98	133	132	158	159	141

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.12 and 0.88%, respectively.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	17

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Real Estate Securities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to achieve a combination of long-term capital appreciation and current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Class A, Class C, Class I and Class R6 shares were launched December 2, 2020.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
18	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of February 28, 2021, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund invests in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of February 28, 2021, there were no securities on loan.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund
SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	19

is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a separate unsecured $50 million line of credit agreement with BNP Paribas. Subject to the needs of other affiliated funds, the fund can borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended February 28, 2021 were $3,721.
Effective March 26, 2021, the fund transitioned from the BNP Paribas arrangement to a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables the fund and other affiliated funds to participate in a $1 billion unsecured committed line of credit.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
20	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT

Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.700% of the first $1.5 billion of the fund’s aggregate net assets and b) 0.680% of the excess over $1.5 billion of the fund’s aggregate net assets. Aggregate net assets include the net assets of the fund and Real Estate Securities Trust, a series of John Hancock Variable Insurance Trust. Prior to November 16, 2020, the management fee paid was 0.700% of aggregate net assets. The Advisor has a subadvisory agreement with Wellington Management Company, LLP. Effective November 16, 2020, DWS Investment Management Americas, Inc. and RREEF America LLC were replaced by Wellington Management Company LLP as the fund’s subadvisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$2
Class C	1
Class I	1
Class	Expense reduction
Class R6	$1
Class 1	11,595
Total	$11,600

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2021, were equivalent to a net annual effective rate of 0.69% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	21

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares may be subject to up-front sales charges. For the six months ended February 28, 2021, no sales charges were assessed.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2021, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$59	$27
Class C	123	14
Class I	—	13
Class R6	—	1
Class 1	73,675	—
Total	$73,857	$55
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
22	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$2,000,000	3	0.670%	$112
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2021 and for the year ended August 31, 2020 were as follows:
	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	27,011	$353,537	—	—
Repurchased	(2,132)	(28,129)	—	—
Net increase	24,879	$325,408	—	—
Class C shares[1]
Sold	3,971	$50,000	—	—
Net increase	3,971	$50,000	—	—
Class I shares[1]
Sold	3,971	$50,000	—	—
Net increase	3,971	$50,000	—	—
Class R6 shares[1]
Sold	3,990	$50,240	—	—
Net increase	3,990	$50,240	—	—
Class 1 shares
Sold	206,741	$2,588,228	1,617,849	$23,208,581
Distributions reinvested	455,692	5,627,795	2,571,497	34,226,630
Repurchased	(2,815,667)	(34,699,080)	(8,749,714)	(110,708,306)
Net increase	(2,153,234)	$(26,483,057)	(4,560,368)	$(53,273,095)
Total net decrease	(2,116,423)	$(26,007,409)	(4,560,368)	$(53,273,095)

[1]	The inception date for Class A, Class C, Class I and Class R6 shares is 12-2-20.
Affiliates of the fund owned 16%, 100%, 100%, 100% and 100% of shares of Class A, Class C, Class I, Class R6 and Class 1, respectively, on February 28, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
SEMIANNUAL REPORT | JOHN HANCOCK Real Estate Securities Fund	23

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $284,646,834 and $313,934,661, respectively, for the six months ended February 28, 2021.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	$1,081,100	$3,811,300	$(4,892,250)	$(150)	—	$2,037	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
24	JOHN HANCOCK Real Estate Securities Fund | SEMIANNUAL REPORT

Continuation of investment advisory and subadvisory agreements

Board Consideration of Wellington Management Subadvisory Agreement
At its meeting held on September 15-17, 2020, the Board of Trustees (the Board), including the Independent Trustees, approved the Wellington Management Subadvisory Agreement between John Hancock Advisers, LLC (the Advisor) and Wellington Management Company LLP (Wellington Management) with respect to Real Estate Securities Fund (the Fund), effective November 16, 2020.
In considering the Wellington Management Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the Fund and Wellington Management including fee and expense information of Wellington Management and DWS Investment Management Americas, Inc (DWS); performance information for relevant indices and Morningstar categories, other pertinent information, such as comparative performance information for a comparably managed composite, as applicable. The Board also reviewed other information provided by Wellington Management regarding the nature, extent and quality of services to be provided by Wellington Management under the Wellington Management Subadvisory Agreement. The Board also took into account discussions with management and information provided to the Board with respect to the services to be provided by Wellington Management to the Fund. The information received and considered by the Board was both written and oral.1
Throughout the process, the Board asked questions of and requested additional information from management. The Board was assisted by counsel for the Trust and the Independent Trustees were also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Wellington Management Subadvisory Agreement and discussed the approval of the Agreement in private sessions with their independent legal counsel at which no representatives of management were present.
In approving the Wellington Management Subadvisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors.
Approval of Wellington Management Subadvisory Agreements
In making its determination with respect to approval of the Wellington Management Subadvisory Agreement, the Board reviewed (i) information relating to Wellington Management’s business; (ii) the historical performance of the Fund under the management of DWS, which included comparative performance information of the Fund and the Fund’s benchmark index and the performance of a comparable composite managed by Wellington Management; (iii) the subadvisory fee for the Fund; and (iv) information relating to the nature and scope of any material relationships and their significance to the Fund’s Advisor and the Subadvisor.
Nature, extent, and quality of services. The Board considered Wellington Management’s current level of staffing and its overall resources. The Board reviewed Wellington Management’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of Wellington Management’s investment and compliance personnel who will provide services to the Fund. The Board also considered, among

1 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order.
SEMIANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	25

other things, Wellington Management’s compliance program and any disciplinary history. The Board also considered Wellington Management’s risk assessment and monitoring processes. The Board reviewed Wellington Management’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and mitigating actions undertaken, as appropriate. The Board noted that the Advisor would conduct regular periodic reviews of Wellington Management and its operations in regard to the Fund, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s Chief Compliance Officer and his staff would conduct regular, periodic compliance reviews with Wellington Management and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of Wellington Management and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of Wellington Management.
The Board considered Wellington Management’s investment process and philosophy. The Board took into account that Wellington Management’s responsibilities will include the development and maintenance of an investment program for the Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to Wellington Management’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by Wellington Management and the profitability to Wellington Management of its relationship with the Fund, the Board noted that the fees under the Wellington Management Subadvisory Agreement are paid by the Advisor and not the Fund. The Board also noted that there will be no increase in the advisory fees paid by the Fund as a consequence of the execution of the Wellington Management Subadvisory Agreement and that an amendment to the advisory agreement will add a breakpoint at higher asset levels. The Board noted that the subadvisory fees under the Wellington Management Subadvisory Agreement would be the same as or lower than the fees under the DWS Subadvisory Agreement at all asset levels.
The Board also relied on the ability of the Advisor to negotiate the Wellington Management Subadvisory Agreement with Wellington Management, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by Wellington Management from its relationship with the Trust were not a material factor in the Board’s consideration of the Wellington Management Subadvisory Agreement.
The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Wellington Management Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that Wellington Management and its affiliates may receive from Wellington Management’s relationship with the Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to Wellington Management. The Board also considered that the subadvisory fee to be paid to Wellington Management for managing the Fund is the same as or lower than the fee previously paid to DWS at all asset levels. The Board also took into account that the Fund’s advisory fee was being amended and would result in advisory fee rates that are the same as or lower than the current advisory fee rates at all asset levels. The Board also considered, as available, the Fund’s subadvisory fees as compared to comparable investment companies.
26	JOHN HANCOCK REAL ESTATE SECURITIES FUND | SEMIANNUAL REPORT

Subadvisor performance. As noted above, the Board considered the Fund’s performance as compared to the Fund’s benchmark index under the management of DWS and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of Wellington Management. The Board also noted Wellington Management’s long-term performance record for a similar composite.
Board determinations. The Board's decision to approve the Wellington Management Subadvisory Agreement was based on a number of determinations, such as information relating to Wellington Management’s business, including the historical performance of the Fund under the management of DWS, relative to the historical performance of the proposed strategy managed by Wellington Management; that Wellington Management has extensive experience and demonstrated skills as a manager; and that the subadvisory fee rates for the Fund under the Wellington Management Subadvisory Agreement:
(1)	are the same as or lower than the rates under the DWS Subadvisory Agreement at all asset levels;
(2)	are reasonable in relation to the level and quality of services to be provided under the Wellington Management Subadvisory Agreement;
(3)	are paid by the Advisor not the Fund;
(4)	reflect the advisory fees for the Fund in order to permit shareholders to benefit from economies of scale if the Fund grows; and
(5)	are a product of arms-length negotiation between the Advisor and Wellington Management.
In addition, the Board considered that approval of the Wellington Management Subadvisory Agreement will not result in any increase in the advisory fees for the Fund and the advisory fees will be the same or lower for the Fund at all asset levels.
SEMIANNUAL REPORT | JOHN HANCOCK REAL ESTATE SECURITIES FUND	27

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Manager
Bradford D. Stoesser
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
28	JOHN HANCOCK REAL ESTATE SECURITIES FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core
ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Real Estate Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1554164	488SA 2/21
4/2021

Semiannual report
John Hancock
Small Cap Growth Fund
U.S. equity
February 28, 2021

A message to shareholders
Dear shareholder,
The U.S. stock market finished the six months ended February 28, 2021, with a strong gain. Favorable news regarding the efficacy of multiple COVID-19 vaccines and resolution around the U.S. presidential election pushed stocks higher. As the period drew to a close, COVID-19 infections had significantly declined, the U.S. economy added more jobs, and the unemployment rate decreased.
Despite the good news, there are still obstacles. Some regional economies may have reopened too early and many industries will take time to recover from the losses suffered.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Small Cap Growth Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
11	Financial statements
14	Financial highlights
19	Notes to financial statements
26	More information
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/2021 (%)

The Russell 2000 Growth Index is an unmanaged index that measures the performance of publicly traded small-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1 Class A shares were first offered on 3-27-18. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK SMALL CAP GROWTH FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 2/28/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 2/28/2021 (% of net assets)
Synaptics, Inc.	3.4
Calix, Inc.	3.3
Advanced Energy Industries, Inc.	2.9
Workiva, Inc.	2.9
Medpace Holdings, Inc.	2.7
Inovalon Holdings, Inc., Class A	2.6
Halozyme Therapeutics, Inc.	2.6
Everbridge, Inc.	2.5
Texas Roadhouse, Inc.	2.5
Performance Food Group Company	2.4
TOTAL	27.8
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other preexisting political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	54.12	17.78	12.72	21.26	126.61	231.00
Class C1	60.02	18.46	13.04	26.14	133.27	240.77
Class I1,2	62.65	19.15	13.37	27.79	140.10	250.74
Class R6[1,2]	62.70	19.23	13.41	27.79	140.91	251.93
Class NAV[2]	62.83	19.25	13.42	27.83	141.10	252.21
Index†	58.88	21.15	13.80	37.33	160.93	264.31
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.31	2.06	1.06	0.94	0.93
Net (%)	1.30	2.05	1.05	0.93	0.92
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Russell 2000 Growth Index.
See the following page for footnotes.
4	JOHN HANCOCK SMALL CAP GROWTH FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Small Cap Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell 2000 Growth Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	2-28-11	34,077	34,077	36,431
Class I1,2	2-28-11	35,074	35,074	36,431
Class R6[1,2]	2-28-11	35,193	35,193	36,431
Class NAV[2]	2-28-11	35,221	35,221	36,431
The Russell 2000 Growth Index is an unmanaged index that measures the performance of publicly traded small-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class A, Class C, Class I, and Class R6 shares were first offered on 3-27-18. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund's prospectuses.
[3]	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on September 1, 2020, with the same investment held until February 28, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK SMALL CAP GROWTH FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2020	Ending value on 2-28-2021	Expenses paid during period ended 2-28-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,276.40	$7.17	1.27%
	Hypothetical example	1,000.00	1,018.50	6.36	1.27%
Class C	Actual expenses/actual returns	1,000.00	1,271.40	11.43	2.03%
	Hypothetical example	1,000.00	1,014.70	10.14	2.03%
Class I	Actual expenses/actual returns	1,000.00	1,277.90	5.82	1.03%
	Hypothetical example	1,000.00	1,019.70	5.16	1.03%
Class R6	Actual expenses/actual returns	1,000.00	1,277.90	5.20	0.92%
	Hypothetical example	1,000.00	1,020.20	4.61	0.92%
Class NAV	Actual expenses/actual returns	1,000.00	1,278.30	5.14	0.91%
	Hypothetical example	1,000.00	1,020.30	4.56	0.91%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	7

Fund’s investments
AS OF 2-28-21 (unaudited)
	Shares	Value
Common stocks 99.3%		$652,913,093
(Cost $443,366,647)
Consumer discretionary 15.4%		101,504,658
Auto components 1.9%
Fox Factory Holding Corp. (A)	98,714	12,551,485
Hotels, restaurants and leisure 4.7%
Boyd Gaming Corp. (A)	249,073	14,620,585
Texas Roadhouse, Inc.	183,112	16,641,219
Household durables 2.1%
Helen of Troy, Ltd. (A)	63,225	13,707,180
Internet and direct marketing retail 0.8%
Overstock.com, Inc. (A)	81,234	5,456,488
Specialty retail 3.6%
Leslie's, Inc. (A)	443,016	10,756,428
Lithia Motors, Inc., Class A	34,044	12,730,754
Textiles, apparel and luxury goods 2.3%
Deckers Outdoor Corp. (A)	46,121	15,040,519
Consumer staples 6.9%		45,374,072
Food and staples retailing 4.7%
BJ's Wholesale Club Holdings, Inc. (A)	238,264	9,573,448
Grocery Outlet Holding Corp. (A)	158,503	5,704,523
Performance Food Group Company (A)(B)	292,793	15,881,092
Food products 2.2%
Freshpet, Inc. (A)	91,192	14,215,009
Financials 4.0%		26,028,300
Banks 1.9%
First Financial Bankshares, Inc.	273,051	12,194,458
Capital markets 2.1%
PJT Partners, Inc., Class A	198,420	13,833,842
Health care 27.6%		181,611,973
Biotechnology 8.3%
CareDx, Inc. (A)	139,409	11,024,464
Coherus Biosciences, Inc. (A)	538,833	8,750,648
Halozyme Therapeutics, Inc. (A)	374,877	16,963,184
Ligand Pharmaceuticals, Inc. (A)(B)	34,555	5,121,742
PTC Therapeutics, Inc. (A)	220,010	12,562,571
Health care equipment and supplies 3.5%
CryoPort, Inc. (A)	124,692	7,411,692
Inmode, Ltd. (A)	130,343	8,988,453
8	JOHN HANCOCK SMALL CAP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Tandem Diabetes Care, Inc. (A)	70,850	$6,800,892
Health care providers and services 6.1%
Addus HomeCare Corp. (A)	91,366	9,828,241
AMN Healthcare Services, Inc. (A)	182,700	13,313,349
Castle Biosciences, Inc. (A)	132,158	10,054,581
LHC Group, Inc. (A)	39,191	7,121,397
Health care technology 5.0%
Inovalon Holdings, Inc., Class A (A)	692,376	17,004,755
Omnicell, Inc. (A)	122,566	15,553,625
Life sciences tools and services 4.7%
Medpace Holdings, Inc. (A)	111,249	18,070,175
NeoGenomics, Inc. (A)	255,880	13,042,204
Industrials 19.1%		125,339,020
Aerospace and defense 4.1%
AeroVironment, Inc. (A)	128,595	14,155,738
Moog, Inc., Class A	80,575	6,257,455
RADA Electronic Industries, Ltd. (A)	519,059	6,643,955
Air freight and logistics 1.8%
Air Transport Services Group, Inc. (A)	453,013	12,022,965
Building products 1.7%
Simpson Manufacturing Company, Inc.	117,178	11,420,168
Commercial services and supplies 5.4%
KAR Auction Services, Inc.	128,913	1,793,180
McGrath RentCorp	99,917	7,759,554
Tetra Tech, Inc.	92,204	12,758,267
The Brink's Company	169,886	13,052,341
Machinery 3.8%
Astec Industries, Inc.	212,371	14,424,238
Kornit Digital, Ltd. (A)	90,133	10,196,746
Professional services 2.3%
Exponent, Inc.	88,572	8,544,541
FTI Consulting, Inc. (A)	55,084	6,309,872
Information technology 24.7%		162,312,845
Communications equipment 3.3%
Calix, Inc. (A)	547,195	21,619,673
Electronic equipment, instruments and components 2.3%
Insight Enterprises, Inc. (A)	181,409	15,163,978
Semiconductors and semiconductor equipment 9.8%
Advanced Energy Industries, Inc.	184,699	19,291,811
Lattice Semiconductor Corp. (A)	210,298	10,119,540
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	9

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Onto Innovation, Inc. (A)	201,198	$12,566,827
Synaptics, Inc. (A)	166,293	22,288,251
Software 9.3%
Everbridge, Inc. (A)	109,064	16,711,877
LivePerson, Inc. (A)	205,008	13,452,625
Rapid7, Inc. (A)	160,362	12,225,999
Workiva, Inc. (A)	186,577	18,872,264
Real estate 1.6%		10,742,225
Equity real estate investment trusts 1.6%
QTS Realty Trust, Inc., Class A	172,927	10,742,225

	Yield (%)	Shares	Value
Short-term investments 1.7%			$11,144,485
(Cost $11,144,851)
Short-term funds 1.7%			11,144,485
John Hancock Collateral Trust (C)	0.1222(D)	531,939	5,322,366
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0302(D)	5,822,119	5,822,119

Total investments (Cost $454,511,498) 101.0%	$664,057,578
Other assets and liabilities, net (1.0%)	(6,627,982)
Total net assets 100.0%	$657,429,596

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-21.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 2-28-21.
At 2-28-21, the aggregate cost of investments for federal income tax purposes was $457,663,057. Net unrealized appreciation aggregated to $206,394,521, of which $210,369,808 related to gross unrealized appreciation and $3,975,287 related to gross unrealized depreciation.
10	JOHN HANCOCK SMALL CAP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $449,188,766) including $5,217,132 of securities loaned	$658,735,212
Affiliated investments, at value (Cost $5,322,732)	5,322,366
Total investments, at value (Cost $454,511,498)	664,057,578
Dividends and interest receivable	58,138
Receivable for fund shares sold	79,523
Receivable for investments sold	644,088
Receivable for securities lending income	2,435
Other assets	60,843
Total assets	664,902,605
Liabilities
Payable for investments purchased	1,977,030
Payable for fund shares repurchased	60,420
Payable upon return of securities loaned	5,322,750
Payable to affiliates
Accounting and legal services fees	32,080
Transfer agent fees	1,408
Trustees' fees	417
Other liabilities and accrued expenses	78,904
Total liabilities	7,473,009
Net assets	$657,429,596
Net assets consist of
Paid-in capital	$374,054,955
Total distributable earnings (loss)	283,374,641
Net assets	$657,429,596

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($14,923,043 ÷ 602,327 shares)[1]	$24.78
Class C ($280,313 ÷ 11,580 shares)[1]	$24.21
Class I ($603,656 ÷ 24,197 shares)	$24.95
Class R6 ($74,928 ÷ 2,992 shares)	$25.04
Class NAV ($641,547,656 ÷ 25,603,989 shares)	$25.06
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$26.08

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	11

STATEMENT OF OPERATIONS For the six months ended  2-28-21 (unaudited)

Investment income
Dividends	$1,056,419
Securities lending	58,868
Interest	1,724
Total investment income	1,117,011
Expenses
Investment management fees	2,750,120
Distribution and service fees	13,688
Accounting and legal services fees	52,360
Transfer agent fees	6,036
Trustees' fees	5,607
Custodian fees	34,197
State registration fees	32,455
Printing and postage	10,244
Professional fees	32,364
Other	15,046
Total expenses	2,952,117
Less expense reductions	(25,151)
Net expenses	2,926,966
Net investment loss	(1,809,955)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	121,147,242
Affiliated investments	25,954
121,173,196
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	43,012,871
Affiliated investments	(38,954)
42,973,917
Net realized and unrealized gain	164,147,113
Increase in net assets from operations	$162,337,158
12	JOHN HANCOCK Small Cap Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-21 (unaudited)	Year ended 8-31-20
Increase (decrease) in net assets
From operations
Net investment loss	$(1,809,955)	$(2,873,289)
Net realized gain	121,173,196	29,618,474
Change in net unrealized appreciation (depreciation)	42,973,917	94,873,198
Increase in net assets resulting from operations	162,337,158	121,618,383
Distributions to shareholders
From earnings
Class A	(372,190)	—
Class C	(9,899)	—
Class I	(22,483)	—
Class R6	(2,498)	—
Class NAV	(23,547,407)	—
Total distributions	(23,954,477)	—
From fund share transactions	(103,829,715)	(61,838,416)
Total increase	34,552,966	59,779,967
Net assets
Beginning of period	622,876,630	563,096,663
End of period	$657,429,596	$622,876,630
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	13

Financial highlights
CLASS A SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18[2]
Per share operating performance
Net asset value, beginning of period	$20.14	$16.62	$19.27	$17.03
Net investment loss[3]	(0.11)	(0.15)	(0.18)	(0.10)
Net realized and unrealized gain (loss) on investments	5.59	3.67	(1.93)	2.34
Total from investment operations	5.48	3.52	(2.11)	2.24
Less distributions
From net realized gain	(0.84)	—	(0.54)	—
Net asset value, end of period	$24.78	$20.14	$16.62	$19.27
Total return (%)[4,5]	27.64[6]	21.18	(10.41)	13.15[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$7	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28[7]	1.31	1.32	1.36[7]
Expenses including reductions	1.27[7]	1.30	1.31	1.35[7]
Net investment loss	(0.94)[7]	(0.91)	(1.07)	(1.26)[7]
Portfolio turnover (%)	43	98	101	165[8]

[1]	Six months ended 2-28-21. Unaudited.
[2]	The inception date for Class A shares is 3-27-18.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
14	JOHN HANCOCK Small Cap Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18[2]
Per share operating performance
Net asset value, beginning of period	$19.77	$16.44	$19.21	$17.03
Net investment loss[3]	(0.19)	(0.27)	(0.30)	(0.16)
Net realized and unrealized gain (loss) on investments	5.47	3.60	(1.93)	2.34
Total from investment operations	5.28	3.33	(2.23)	2.18
Less distributions
From net realized gain	(0.84)	—	(0.54)	—
Net asset value, end of period	$24.21	$19.77	$16.44	$19.21
Total return (%)[4,5]	27.14[6]	20.26	(11.08)	12.80[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.03[8]	2.06	2.07	2.11[8]
Expenses including reductions	2.03[8]	2.05	2.06	2.10[8]
Net investment loss	(1.71)[8]	(1.67)	(1.81)	(2.01)[8]
Portfolio turnover (%)	43	98	101	165[9]

[1]	Six months ended 2-28-21. Unaudited.
[2]	The inception date for Class C shares is 3-27-18.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	15

CLASS I SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18[2]
Per share operating performance
Net asset value, beginning of period	$20.25	$16.67	$19.29	$17.03
Net investment loss[3]	(0.07)	(0.11)	(0.14)	(0.08)
Net realized and unrealized gain (loss) on investments	5.61	3.69	(1.94)	2.34
Total from investment operations	5.54	3.58	(2.08)	2.26
Less distributions
From net realized gain	(0.84)	—	(0.54)	—
Net asset value, end of period	$24.95	$20.25	$16.67	$19.29
Total return (%)[4]	27.79[5]	21.48	(10.23)	13.27[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03[7]	1.06	1.08	1.12[7]
Expenses including reductions	1.03[7]	1.05	1.07	1.11[7]
Net investment loss	(0.67)[7]	(0.65)	(0.80)	(0.99)[7]
Portfolio turnover (%)	43	98	101	165[8]

[1]	Six months ended 2-28-21. Unaudited.
[2]	The inception date for Class I shares is 3-27-18.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
16	JOHN HANCOCK Small Cap Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18[2]
Per share operating performance
Net asset value, beginning of period	$20.32	$16.70	$19.30	$17.03
Net investment loss[3]	(0.06)	(0.09)	(0.12)	(0.07)
Net realized and unrealized gain (loss) on investments	5.62	3.71	(1.94)	2.34
Total from investment operations	5.56	3.62	(2.06)	2.27
Less distributions
From net realized gain	(0.84)	—	(0.54)	—
Net asset value, end of period	$25.04	$20.32	$16.70	$19.30
Total return (%)[4]	27.79[5]	21.68	(10.12)	13.33[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93[7]	0.94	0.97	1.01[7]
Expenses including reductions	0.92[7]	0.94	0.96	1.01[7]
Net investment loss	(0.58)[7]	(0.54)	(0.70)	(0.92)[7]
Portfolio turnover (%)	43	98	101	165[8]

[1]	Six months ended 2-28-21. Unaudited.
[2]	The inception date for Class R6 shares is 3-27-18.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 9-1-17 to 8-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	17

CLASS NAV SHARES Period ended	2-28-21[1]	8-31-20	8-31-19	8-31-18	8-31-17	8-31-16
Per share operating performance
Net asset value, beginning of period	$20.33	$16.71	$19.30	$20.31	$18.44	$19.94
Net investment loss[2]	(0.06)	(0.09)	(0.12)	(0.11)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	5.63	3.71	(1.93)	4.54	3.01	0.57
Total from investment operations	5.57	3.62	(2.05)	4.43	2.96	0.54
Less distributions
From net realized gain	(0.84)	—	(0.54)	(5.44)	(1.09)	(2.04)
Net asset value, end of period	$25.06	$20.33	$16.71	$19.30	$20.31	$18.44
Total return (%)[3]	27.83[4]	21.66	(10.07)	24.87	16.79	3.42
Ratios and supplemental data
Net assets, end of period (in millions)	$642	$615	$560	$360	$229	$179
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92[5]	0.93	0.96	1.00	1.06	1.06
Expenses including reductions	0.91[5]	0.93	0.95	0.99	1.05	1.05
Net investment loss	(0.56)[5]	(0.53)	(0.70)	(0.57)	(0.29)	(0.17)
Portfolio turnover (%)	43	98	101	165[6]	39	26

[1]	Six months ended 2-28-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
18	JOHN HANCOCK Small Cap Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Small Cap Growth Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	19

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of February 28, 2021, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2021, the fund loaned securities valued at $5,217,132 and received $5,322,750 of cash collateral.
20	JOHN HANCOCK Small Cap Growth Fund | SEMIANNUAL REPORT

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended February 28, 2021 were $2,983.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2020, the fund has a short-term capital loss carryforward of $16,585,464 available to offset future net realized capital gains. This carryforward does not expire.
As of August 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	21

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.880% of the first $300 million of the fund's average daily net assets; b) 0.850% of the next $300 million of average daily net assets; c) 0.830% of the next $300 million of average daily net assets; and d) 0.800% of the excess over $900 million of average daily net assets. The Advisor has a subadvisory agreement with Redwood Investments, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$397
Class C	11
Class I	22
Class	Expense reduction
Class R6	$3
Class NAV	24,718
Total	$25,151

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2021, were equivalent to a net annual effective rate of 0.85% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended
22	JOHN HANCOCK Small Cap Growth Fund | SEMIANNUAL REPORT

February 28, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $5,427 for the six months ended February 28, 2021. Of this amount, $891 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $4,536 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2021, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$12,316	$5,564
Class C	1,372	156
Class I	—	313
Class R6	—	3
Total	$13,688	$6,036
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	23

Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2021 and for the year ended August 31, 2020 were as follows:
	Six Months Ended 2-28-21		Year Ended 8-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	426,107	$9,836,487	363,753	$6,008,130
Distributions reinvested	16,638	372,190	—	—
Repurchased	(168,415)	(4,000,862)	(196,390)	(3,182,425)
Net increase	274,330	$6,207,815	167,363	$2,825,705
Class C shares
Sold	5,606	$127,952	3,419	$59,494
Distributions reinvested	340	7,442	—	—
Repurchased	(5,974)	(142,732)	(11,976)	(187,133)
Net decrease	(28)	$(7,338)	(8,557)	$(127,639)
Class I shares
Sold	3,746	$81,641	10,830	$176,435
Distributions reinvested	999	22,483	—	—
Repurchased	(5,206)	(118,854)	(2,344)	(43,500)
Net increase (decrease)	(461)	$(14,730)	8,486	$132,935
Class R6 shares
Sold	15	$325	39	$650
Distributions reinvested	2	41	—	—
Net increase	17	$366	39	$650
Class NAV shares
Sold	302,065	$6,415,921	7,252,898	$116,941,749
Distributions reinvested	1,041,460	23,547,407	—	—
Repurchased	(6,018,244)	(139,979,156)	(10,473,362)	(181,611,816)
Net decrease	(4,674,719)	$(110,015,828)	(3,220,464)	$(64,670,067)
Total net decrease	(4,400,861)	$(103,829,715)	(3,053,133)	$(61,838,416)
Affiliates of the fund owned 25%, 98% and 100% of shares of Class C, Class R6 and Class NAV, respectively, on February 28, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $263,740,638 and $369,866,314, respectively, for the six months ended February 28, 2021.
24	JOHN HANCOCK Small Cap Growth Fund | SEMIANNUAL REPORT

Note 7—Industry or sector risk
The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2021, funds within the John Hancock group of funds complex held 97.6% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	27.9%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	19.7%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	14.1%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	8.4%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	5.1%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	531,939	$32,357,257	$94,341,110	$(121,363,001)	$25,954	$(38,954)	$58,868	—	$5,322,366

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Growth Fund	25

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Redwood Investments, LLC
Portfolio Managers
Alexi Makkas
Michael J. Mufson, CFA
Ezra S. Samet, CFA
Jennifer K. Silver, CFA
Anthony E. Sutton
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
26	JOHN HANCOCK SMALL CAP GROWTH FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core
ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1554167	470SA 2/21
4/2021

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable.

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Included with Item 1.

(b)Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott Andrew Arnott President

Date: April 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott Andrew Arnott President

Date: April 9, 2021

/s/ Charles A. Rizzo Charles A. Rizzo    Chief Financial Officer Date: April 9, 2021